UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable

Annual Report to Shareholders	December 31, 2021

Invesco Active Allocation Fund

Nasdaq:

A: OAAAX ⬛ C: OAACX ⬛ R: OAANX ⬛ Y: OAAYX ⬛ R5: PAAJX ⬛ R6: PAAQX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Fund Expenses
25	Distribution Information
26	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Active Allocation Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Active Allocation Index.

  Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.92%
Class C Shares	13.01
Class R Shares	13.64
Class Y Shares	14.24
Class R5 Shares	14.19
Class R6 Shares	14.29
Bloomberg Global Aggregate Index, Hedged▼	-1.39
Custom Invesco Active Allocation Index⬛	14.37
MSCI All Country World Index▼	18.54
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

    During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and easing of COVID-19-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

    Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

    Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities continued to decline due to COVID-19 concerns and China’s ongoing regulatory tightening and slowing economic growth.

Overall, developed market equities outperformed emerging market equities for the fiscal year.

    Strategic asset class exposures in the Fund are obtained through investments in underlying representative mutual funds and exchange-traded funds targeting a pre-defined level of risk. From an absolute performance perspective, strategic allocations to the US and international equities produced positive performance which led to positive Fund returns. Exposures to large-, mid- and small-cap US equities were the leading contributors to positive absolute performance for the fiscal year. Exposure to internationally developed market equities was also a notable contributor to positive absolute performance for the fiscal year. In contrast, strategic allocations to emerging markets equity investments produced negative returns and were the leading detractors from absolute performance.

    Relative to the Fund’s custom index, an underweight allocation to US equity and manager selection within International and Emerging Markets Equity, was the leading detractor from relative performance results for the fiscal year. Within the allocation to equity, Invesco International Select Equity Fund, Invesco Developing Markets Fund and Invesco S&P Emerging Markets Low Volatility Fund were the leading detractors from relative performance. These Funds delivered negative returns in 2021 and substantially underperformed broader equities as uncertainty around inflation and concerns surrounding the regulatory environment in the Chinese market muted investor risk appetite during the fiscal year. Invesco Macro Allocation Fund within the alternatives allocation also slightly detracted from relative performance.

    Conversely, style selection in US equity and an underweight allocation to fixed income contributed to Fund performance results relative to its custom index. Within US equity, the Invesco S&P SmallCap Low Volatility ETF and Invesco Russell 1000 Dynamic Multifactor ETF were the leading contributors to relative performance. US equities performed well as many companies continually beat earning estimates throughout the fiscal year. An underweight allocation in fixed income was also accretive to relative performance as broadly core bonds underperformed non-core fixed income such as high-yield and convertible bonds for the fiscal year.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes.

    It has been our privilege to oversee Invesco Active Allocation Fund and we thank you for your continued investment.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Alessio de Longis

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2                     Invesco Active Allocation Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3                     Invesco Active Allocation Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	5.80%
10 Years	9.13
5 Years	10.10
1 Year	7.62

Class C Shares
Inception (4/5/05)	5.78%
10 Years	9.11
5 Years	10.52
1 Year	12.01

Class R Shares
Inception (4/5/05)	5.92%
10 Years	9.48
5 Years	11.06
1 Year	13.64

Class Y Shares
Inception (4/5/05)	6.49%
10 Years	10.04
5 Years	11.62
1 Year	14.24

Class R5 Shares
10 Years	9.82%
5 Years	11.50
1 Year	14.19

Class R6 Shares
10 Years	9.84%
5 Years	11.53
1 Year	14.29

Effective May 24, 2019, Class A, Class C, Class R, and Class Y shares of the Oppenheimer Portfolio Series: Active Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Active Allocation Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-endperformance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Active Allocation Fund

Supplemental Information

Invesco Active Allocation Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Active Allocation Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Global Aggregate Bond Index, Hedged.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                     Invesco Active Allocation Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments
Equity Funds	78.05%
Fixed Income Funds	16.00
Alternative Funds	5.45
Money Market Funds	0.50

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

6                     Invesco Active Allocation Fund

Schedule of Investments

December 31, 2021

Invesco Active Allocation Fund

Schedule of Investments in Affiliated Issuers–99.21%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/21	12/31/21

Alternative Funds-5.41%
Invesco Fundamental Alternatives Fund, Class R6	–	$55,481,334	$–	$(56,146,122)	$(86,227)	$751,015	$–	–	$–

Invesco Global Real Estate Income Fund, Class R6	2.19%	41,137,391	9,022,174	(5,101,265)	7,668,025	273,113	1,179,437	5,294,649	52,999,438

Invesco Macro Allocation Strategy Fund, Class R6	3.22%	58,974,029	27,518,143	(3,703,646)	(4,923,943)	2,720,946	4,308,906	9,135,760	77,928,029

Invesco Master Event-Linked Bond Fund, Class R6	–	15,761,053	404,733	(13,938,262)	9,923,768	(12,151,292)	387,141	–	–

Total Alternative Funds		171,353,807	36,945,050	(78,889,295)	12,581,623	(8,406,218)	5,875,484		130,927,467

Domestic Equity Funds-44.07%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.66%	170,699,286	66,975,040	(36,009,706)	5,400,876	30,801,813	–	5,731,046	209,641,660

Invesco Main Street Small Cap Fund, Class R6	8.38%	258,197,346	14,825,382	(104,507,371)	5,096,871	43,823,377	159,502	9,492,964	202,769,725

Invesco Russell 1000 Dynamic Multifactor ETF	7.39%	199,191,004	–	(67,579,257)	20,735,703	26,525,091	1,923,897	3,528,058	178,872,541

Invesco S&P 500® Low Volatility ETF	7.06%	148,248,427	3,768,269	(12,779,692)	30,529,571	1,239,688	2,648,383	2,491,713	171,006,263

Invesco S&P 500® Pure Growth ETF	5.05%	144,945,461	–	(54,672,651)	20,709,034	11,196,568	5,456	579,539	122,178,412

Invesco S&P SmallCap Low Volatility ETF	7.53%	237,391,613	–	(108,970,151)	27,613,742	26,202,234	2,323,384	3,498,511	182,237,438

Total Domestic Equity Funds		1,158,673,137	85,568,691	(384,518,828)	110,085,797	139,788,771	7,060,622		1,066,706,039

Fixed Income Funds-15.88%
Invesco 1-30 Laddered Treasury ETF	2.01%	–	49,265,911	(2,247,398)	1,501,146	48,400	452,485	1,328,448	48,568,059

Invesco Core Plus Bond Fund, Class R6	7.43%	181,242,686	12,257,540	(7,350,219)	(6,056,484)	1,513,598	4,000,970	16,289,099	179,831,649

Invesco Income Fund, Class R6(b)	1.74%	40,138,257	3,151,611	(1,460,303)	317,594	3,784	1,385,187	5,352,602	42,124,979

Invesco Taxable Municipal Bond ETF	3.71%	59,381,798	35,073,343	(4,367,734)	(163,879)	(64,779)	2,182,443	2,726,297	89,858,749

Invesco Variable Rate Investment Grade ETF(b)	0.99%	21,014,766	3,441,026	(627,297)	60,777	247	176,326	953,127	23,885,363

Total Fixed Income Funds		301,777,507	103,189,431	(16,052,951)	(4,340,846)	1,501,250	8,197,411		384,268,799

Foreign Equity Funds-33.35%
Invesco Emerging Markets All Cap Fund, Class R6	2.86%	54,636,628	27,785,837	(4,600,928)	(8,615,710)	2,699,635	657,605	1,821,462	69,306,630

Invesco Developing Markets Fund, Class R6	4.49%	55,872,773	81,827,908	(13,168,076)	(16,026,017)	5,400,566	588,097	2,314,159	108,765,465

Invesco Global Fund, Class R6	10.70%	261,395,966	17,131,774	(42,961,671)	12,548,564	28,034,906	–	2,058,147	259,017,765

Invesco Global Infrastructure Fund, Class R6	0.68%	15,580,513	313,279	(2,067,194)	2,274,747	266,126	313,279	1,265,852	16,367,471

Invesco International Select Equity Fund, Class R6	2.79%	84,867,565	1,755,526	(4,009,552)	(15,824,371)	2,341,426	271,242	5,347,534	67,646,310

Invesco International Small-Mid Company Fund, Class R6	3.64%	86,485,210	14,956,634	(17,948,117)	897,828	11,687,866	334,146	1,548,232	88,140,852

Invesco RAFI™ Strategic Developed ex-US ETF	2.88%	76,742,374	–	(15,817,133)	4,955,344	4,152,497	2,561,753	2,296,931	69,642,948

Invesco S&P Emerging Markets Low Volatility ETF	2.27%	53,996,335	–	(4,923,257)	5,126,402	714,113	2,442,967	2,215,151	54,913,593

Invesco S&P International Developed Low Volatility ETF	3.04%	68,430,012	3,388,815	(2,805,639)	4,429,821	39,704	2,214,516	2,302,090	73,482,713

Total Foreign Equity Funds		758,007,376	147,159,773	(108,301,567)	(10,233,392)	55,336,839	9,383,605		807,283,747

Money Market Funds-0.50%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.17%	2,269,211	95,501,462	(93,548,971)	–	–	679	4,221,702	4,221,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)

Schedule of Investments in Affiliated Issuers–99.21%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21

Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.13%	$1,620,880	$68,215,330	$(66,820,595)	$ –	$(116)		$292		3,014,897	$3,015,499

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.20%	2,593,385	109,144,528	(106,913,111)	–	–		281		4,824,802	4,824,802

Total Money Market Funds		6,483,476	272,861,320	(267,282,677)	–	(116)		1,252			12,062,003

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,853,385,919)	99.21%	2,396,295,303	645,724,265	(855,045,318)	108,093,182	188,220,526		30,518,374			2,401,248,055

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 0.02%(c)	–	–	41,694,167	(41,694,167)	–	–		197	(d)	–	–

Invesco Private Prime Fund, 0.11%(c)	–	–	96,054,338	(96,053,644)	–	(694)		1,946	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	137,748,505	(137,747,811)	–	(694)		2,143			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,853,385,919)	99.21%	$2,396,295,303	$783,472,770	$(992,793,129)	$108,093,182	$188,219,832	(e)(f)	$30,520,517	(e)		$2,401,248,055

OTHER ASSETS LESS LIABILITIES	0.79%										19,219,197

NET ASSETS	100.00%										$2,420,467,252

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Core Plus Bond Fund	$1,775,472
Invesco Emerging Markets All Cap Fund	2,598,832
Invesco Developing Markets Fund	5,141,689
Invesco Discovery Mid Cap Growth Fund	28,225,649
Invesco Global Fund	17,131,774
Invesco International Select Equity Fund	1,484,284
Invesco International Small-Mid Company Fund	7,938,569
Invesco Macro Allocation Strategy Fund	2,657,500
Invesco Main Street Small Cap Fund	14,665,880
Invesco RAFI™ Strategic Developed ex-US ETF	390,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Active Allocation Fund

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	159	March-2022	$37,830,075	$789,112	$ 789,112

Nikkei 225 Index	7	March-2022	1,751,369	12,603	12,603

STOXX Europe 600 Index	187	March-2022	5,178,779	190,025	190,025

Subtotal				991,740	991,740

Interest Rate Risk

U.S. Treasury 10 Year Notes	566	March-2022	73,845,313	682,473	682,473

Subtotal–Long Futures Contracts				1,674,213	1,674,213

Short Futures Contracts

Equity Risk

MSCI Emerging Markets Index	291	March-2022	(17,842,665)	(159,186)	(159,186)

Total Futures Contracts				$1,515,027	$1,515,027

(a)	Futures contracts collateralized by $4,551,204 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive
Currency Risk

03/16/2022	Bank of America, N.A.	KRW	2,783,600,000	USD	2,359,783	$22,945

03/16/2022	Bank of America, N.A.	PHP	319,070,000	USD	6,294,535	122,044

03/16/2022	Bank of America, N.A.	USD	6,679,656	IDR	97,022,000,000	89,311

03/16/2022	Bank of America, N.A.	USD	6,779,353	SEK	61,420,000	21,758

03/16/2022	Barclays Bank PLC	PHP	21,530,000	USD	424,446	7,942

03/16/2022	Barclays Bank PLC	USD	4,900,539	EUR	4,327,000	32,985

03/02/2022	Goldman Sachs International	USD	7,339,858	BRL	41,840,000	70,089

03/16/2022	Goldman Sachs International	USD	476,994	MXN	10,145,000	12,266

03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	2,388,411	INR	182,680,000	42,753

03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	6,313,289	NOK	56,660,000	112,023

03/16/2022	Morgan Stanley and Co. International PLC	USD	1,892,548	EUR	1,673,000	14,960

03/16/2022	Morgan Stanley and Co. International PLC	USD	19,156	IDR	278,000,000	240

03/16/2022	Morgan Stanley and Co. International PLC	USD	479,139	NOK	4,300,000	8,486

03/16/2022	Morgan Stanley and Co. International PLC	USD	477,775	ZAR	7,715,000	1,504

03/16/2022	UBS AG	KRW	2,046,400,000	USD	1,735,473	17,516

03/16/2022	UBS AG	USD	6,776,095	SGD	9,250,000	85,386

Subtotal–Appreciation						662,208

Currency Risk

03/16/2022	Bank of America, N.A.	NZD	9,970,000	USD	6,763,191	(57,831)

03/16/2022	Bank of America, N.A.	USD	3,741,029	JPY	423,260,000	(59,368)

03/16/2022	BNP Paribas S.A.	CAD	8,610,000	USD	6,767,686	(37,907)

03/16/2022	BNP Paribas S.A.	THB	219,250,000	USD	6,515,875	(45,663)

03/16/2022	Goldman Sachs International	CZK	146,450,000	USD	6,476,363	(180,567)

03/16/2022	J.P. Morgan Chase Bank, N.A.	GBP	20,000	USD	26,474	(589)

03/16/2022	Morgan Stanley and Co. International PLC	AUD	9,480,000	USD	6,804,055	(94,314)

03/16/2022	Morgan Stanley and Co. International PLC	CHF	6,255,000	USD	6,797,944	(79,410)

03/16/2022	Morgan Stanley and Co. International PLC	GBP	5,100,000	USD	6,750,076	(150,932)

03/16/2022	Morgan Stanley and Co. International PLC	USD	6,739,682	COP	26,430,000,000	(291,135)

03/16/2022	Morgan Stanley and Co. International PLC	USD	3,060,401	JPY	346,740,000	(44,337)

03/16/2022	Morgan Stanley and Co. International PLC	USD	7,365,473	RUB	552,300,000	(83,668)

03/16/2022	Morgan Stanley and Co. International PLC	USD	3,161,495	TWD	87,115,000	(2,277)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive
03/16/2022	UBS AG	CZK	5,990,000	USD	264,885	$(7,392)

Subtotal–Depreciation						(1,135,390)

Total Forward Foreign Currency Contracts						$(473,182)

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Credit Risk

Markit CDX Emerging Markets Index, Series 36, Version 1	Sell	1.00%	Quarterly	12/20/2026	1.873%	USD	31,800,000	$(1,584,312)	$(1,278,424)	$305,888

Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	2.930	USD	13,000,000	1,045,924	1,188,239	142,315

Total Centrally Cleared Credit Default Swap Agreements								$(538,388)	$(90,185)	$448,203

(a)	Centrally cleared swap agreements collateralized by $4,980,556 cash held with J.P. Morgan Chase Bank, N.A.
(b)

Implied credit spreads represent the current level, as of December 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
COP	–	Colombia Peso
CZK	–	Czech Koruna
EUR	–	Euro
GBP	–	British Pound Sterling
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PHP	–	Philippines Peso
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	U.S. Dollar
ZAR	–	South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Active Allocation Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliated underlying funds, at value (Cost $1,853,385,919)	$2,401,248,055

Other investments:
Variation margin receivable – futures contracts	10,089,039

Variation margin receivable – centrally cleared swap agreements	22,966

Unrealized appreciation on forward foreign currency contracts outstanding	662,208

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	4,551,204

Cash collateral – centrally cleared swap agreements	4,980,556

Cash collateral – OTC Derivatives	400,000

Cash	6,654

Receivable for:
Dividends – affiliated underlying funds	14,481

Fund shares sold	1,526,926

Investment for trustee deferred compensation and retirement plans	143,669

Other assets	56,422

Total assets	2,423,702,180

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,135,390

Payable for:
Fund shares reacquired	820,815

Accrued fees to affiliates	1,093,073

Accrued trustees’ and officers’ fees and benefits	44,870

Accrued other operating expenses	(2,889)

Trustee deferred compensation and retirement plans	143,669

Total liabilities	3,234,928

Net assets applicable to shares outstanding	$2,420,467,252

Net assets consist of:
Shares of beneficial interest	$1,807,914,156

Distributable earnings	612,553,096

$2,420,467,252

Net Assets:
Class A	$1,973,744,815

Class C	$247,856,780

Class R	$166,899,832

Class Y	$31,941,295

Class R5	$10,775

Class R6	$13,755

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	127,993,640

Class C	16,509,398

Class R	10,899,224

Class Y	2,034,670

Class R5	700

Class R6	894

Class A:
Net asset value per share	$15.42

Maximum offering price per share (Net asset value of $15.42 ÷ 94.50%)	$16.32

Class C:
Net asset value and offering price per share	$15.01

Class R:
Net asset value and offering price per share	$15.31

Class Y:
Net asset value and offering price per share	$15.70

Class R5:
Net asset value and offering price per share	$15.39

Class R6:
Net asset value and offering price per share	$15.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Active Allocation Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 51,006)	$26,818,778

Interest	449

Total investment income	26,819,227

Expenses:
Advisory fees	2,110,052

Administrative services fees	344,099

Custodian fees	71,271

Distribution fees:
Class A	4,848,973

Class C	2,600,800

Class R	797,177

Transfer agent fees – A, C, R and Y	2,969,435

Transfer agent fees – R5	11

Transfer agent fees – R6	11

Trustees’ and officers’ fees and benefits	51,503

Registration and filing fees	120,257

Professional services fees	67,697

Other	1,341

Total expenses	13,982,627

Less: Fees waived and/or expense offset arrangement(s)	(417,581)

Net expenses	13,565,046

Net investment income	13,254,181

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	110,116,969

Foreign currencies	(12,030)

Forward foreign currency contracts	84,140

Futures contracts	4,735,794

Swap agreements	3,116,832

Capital gain distributions from affiliated underlying fund shares	82,009,783

200,051,488

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	108,093,182

Foreign currencies	891,551

Forward foreign currency contracts	(731,427)

Futures contracts	224,534

Swap agreements	(2,075,214)

106,402,626

Net realized and unrealized gain	306,454,114

Net increase in net assets resulting from operations	$319,708,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Active Allocation Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$ 13,254,181	$ 17,754,099

Net realized gain	200,051,488	253,041,378

Change in net unrealized appreciation (depreciation)	106,402,626	(5,515,139)

Net increase in net assets resulting from operations	319,708,295	265,280,338

Distributions to shareholders from distributable earnings:
Class A	(153,175,119)	(214,320,063)

Class C	(18,154,278)	(34,582,803)

Class R	(12,616,970)	(16,220,779)

Class Y	(2,531,897)	(3,252,106)

Class R5	(943)	(1,324)

Class R6	(1,184)	(1,328)

Total distributions from distributable earnings	(186,480,391)	(268,378,403)

Share transactions–net:
Class A	(109,520,434)	105,562,430

Class C	(29,604,925)	(76,527,526)

Class R	11,774,429	7,552,383

Class Y	2,145,797	2,361,651

Class R6	3,174	–

Net increase (decrease) in net assets resulting from share transactions	(125,201,959)	38,948,938

Net increase in net assets	8,025,945	35,850,873

Net assets:
Beginning of year	2,412,441,307	2,376,590,434

End of year	$2,420,467,252	$2,412,441,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Active Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Year ended 12/31/21	$14.70	$ 0.10	$ 1.92	$ 2.02	$(0.32)	$(0.98)	$(1.30)	$15.42	13.92	%(f)	$1,973,745	0.45	%(f)	0.47	%(f)	0.64	%(f)	16%
Year ended 12/31/20	14.66	0.13	1.76	1.89	(0.14)	(1.71)	(1.85)	14.70	13.04	(f)	1,973,119	0.44	(f)	0.48	(f)	0.94	(f)	70
Eleven months ended 12/31/19	13.89	0.21	1.85	2.06	(0.44)	(0.85)	(1.29)	14.66	14.84		1,867,751	0.52	(g)	0.56	(g)	1.52	(g)	24
Year ended 01/31/19	15.25	0.15	(1.27)	(1.12)	(0.24)	–	(0.24)	13.89	(7.22)		1,636,759	0.53		0.57		1.04		38
Year ended 01/31/18	12.68	0.10	2.63	2.73	(0.16)	–	(0.16)	15.25	21.62		1,888,596	0.53		0.59		0.75		9
Year ended 01/31/17	11.38	0.15	1.27	1.42	(0.12)	–	(0.12)	12.68	12.50		1,645,373	0.56		0.60		1.20		5
Class C
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01		247,857	1.21		1.23		(0.12)		16
Year ended 12/31/20	14.35	0.02	1.70	1.72	(0.02)	(1.71)	(1.73)	14.34	12.18		263,343	1.20		1.24		0.18		70
Eleven months ended 12/31/19	13.60	0.10	1.81	1.91	(0.31)	(0.85)	(1.16)	14.35	14.09		342,957	1.28	(g)	1.32	(g)	0.76	(g)	24
Year ended 01/31/19	14.92	0.04	(1.23)	(1.19)	(0.13)	–	(0.13)	13.60	(7.92)		489,474	1.28		1.32		0.28		38
Year ended 01/31/18	12.41	(0.00)	2.57	2.57	(0.06)	–	(0.06)	14.92	20.72		579,999	1.28		1.34		(0.03)		9
Year ended 01/31/17	11.14	0.05	1.25	1.30	(0.03)	–	(0.03)	12.41	11.66		535,568	1.31		1.35		0.44		5
Class R
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64		166,900	0.71		0.73		0.38		16
Year ended 12/31/20	14.58	0.09	1.74	1.83	(0.10)	(1.71)	(1.81)	14.60	12.70		147,675	0.70		0.74		0.68		70
Eleven months ended 12/31/19	13.82	0.17	1.83	2.00	(0.39)	(0.85)	(1.24)	14.58	14.54		139,693	0.77	(g)	0.81	(g)	1.27	(g)	24
Year ended 01/31/19	15.17	0.11	(1.26)	(1.15)	(0.20)	–	(0.20)	13.82	(7.44)		125,162	0.78		0.82		0.78		38
Year ended 01/31/18	12.62	0.07	2.61	2.68	(0.13)	–	(0.13)	15.17	21.28		134,457	0.78		0.84		0.49		9
Year ended 01/31/17	11.32	0.11	1.28	1.39	(0.09)	–	(0.09)	12.62	12.29		117,356	0.81		0.85		0.94		5
Class Y
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24		31,941	0.21		0.23		0.88		16
Year ended 12/31/20	14.88	0.17	1.77	1.94	(0.17)	(1.71)	(1.88)	14.94	13.22		28,284	0.20		0.24		1.18		70
Eleven months ended 12/31/19	14.08	0.24	1.88	2.12	(0.47)	(0.85)	(1.32)	14.88	15.11		26,168	0.28	(g)	0.32	(g)	1.76	(g)	24
Year ended 01/31/19	15.42	0.19	(1.29)	(1.10)	(0.24)	–	(0.24)	14.08	(7.00)		24,190	0.29		0.33		1.28		38
Year ended 01/31/18	12.81	0.13	2.68	2.81	(0.20)	–	(0.20)	15.42	21.98		63,523	0.28		0.34		0.90		9
Year ended 01/31/17	11.51	0.20	1.26	1.46	(0.16)	–	(0.16)	12.81	12.69		56,496	0.31		0.35		1.65		5
Class R5
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19		11	0.19		0.21		0.90		16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.18)	(1.71)	(1.89)	14.68	13.29		10	0.18		0.22		1.20		70
Period ended 12/31/19(h)	14.28	0.16	1.54	1.70	(0.48)	(0.85)	(1.33)	14.65	11.94		10	0.22	(g)	0.26	(g)	1.82	(g)	24
Class R6
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29		14	0.19		0.21		0.90		16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.19)	(1.71)	(1.90)	14.67	13.25		10	0.17		0.22		1.21		70
Period ended 12/31/19(h)	14.28	0.17	1.54	1.71	(0.49)	(0.85)	(1.34)	14.65	12.02		10	0.14	(g)	0.18	(g)	1.90	(g)	24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.53% and 0.63% for the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.62%, 0.63%, 0.63% and 0.63% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Active Allocation Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

15                     Invesco Active Allocation Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, the Fund paid the Adviser $1,137 in fees for securities lending agent services.

J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

16                     Invesco Active Allocation Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide

17                     Invesco Active Allocation Fund

assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 3 billion	0.100%
Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended December 31, 2021, the effective advisory fee rate incurred by the Fund was 0.09%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.62% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.57%, 1.32%, 0.82%, 0.31%, 0.26% and 0.21%, respectively, of the Fund’s average daily net assets. Prior to May 31, 2021, Invesco had contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

18                     Invesco Active Allocation Fund

For the year ended December 31, 2021, the Adviser waived advisory fees of $2,308 and reimbursed class level expenses of $337,043, $43,755, $25,522, $4,913, $2 and $2 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $246,680 in front-end sales commissions from the sale of Class A shares and $11,255 and $9,326 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$2,389,186,052	$–	$–	$2,389,186,052

Money Market Funds	12,062,003	–	–	12,062,003

Total Investments in Securities	2,401,248,055	–	–	2,401,248,055

Other Investments - Assets*

Futures Contracts	1,674,213	–	–	1,674,213

Forward Foreign Currency Contracts	–	662,208	–	662,208

Swap Agreements	–	448,203	–	448,203

	1,674,213	1,110,411	–	2,784,624

Other Investments - Liabilities*

Futures Contracts	(159,186)	–	–	(159,186)

Forward Foreign Currency Contracts	–	(1,135,390)	–	(1,135,390)

	(159,186)	(1,135,390)	–	(1,294,576)

Total Other Investments	1,515,027	(24,979)	–	1,490,048

Total Investments	$2,402,763,082	$(24,979)	$–	$2,402,738,103

*	Unrealized appreciation (depreciation).

19                     Invesco Active Allocation Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2021:

	Value

Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$-	$991,740	$682,473	$1,674,213

Unrealized appreciation on swap agreements – Centrally Cleared(a)	448,203	-	-	-	448,203

Unrealized appreciation on forward foreign currency contracts outstanding	-	662,208	-	-	662,208

Total Derivative Assets	448,203	662,208	991,740	682,473	2,784,624

Derivatives not subject to master netting agreements	(448,203)	-	(991,740)	(682,473)	(2,122,416)

Total Derivative Assets subject to master netting agreements	$-	$662,208	$-	$-	$662,208

	Value

Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts - Exchange-Traded(a)	$-	$-	$(159,186)	$-	$(159,186)

Unrealized depreciation on forward foreign currency contracts outstanding	-	(1,135,390)	-	-	(1,135,390)

Total Derivative Liabilities	-	(1,135,390)	(159,186)	-	(1,294,576)

Derivatives not subject to master netting agreements	-	-	159,186	-	159,186

Total Derivative Liabilities subject to master netting agreements	$-	$(1,135,390)	$-	$-	$(1,135,390)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$256,058	$ (117,199)	$ 138,859	$-	$-	$ 138,859

Barclays Bank PLC	40,927	-	40,927	-	-	40,927

BNP Paribas S.A.	-	(83,570)	(83,570)	-	-	(83,570)

Goldman Sachs International	82,355	(180,567)	(98,212)	-	-	(98,212)

J.P. Morgan Chase Bank, N.A.	154,776	(589)	154,187	-	-	154,187

Morgan Stanley and Co. International PLC	25,190	(746,073)	(720,883)	-	-	(720,883)

UBS AG	102,902	(7,392)	95,510	-	-	95,510

Total	$662,208	$(1,135,390)	$(473,182)	$-	$-	$(473,182)

Effect of Derivative Investments for the year ended December 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$-	$84,140	$-	$-	$ 84,140
Futures contracts	-	-	2,595,932	2,139,862	4,735,794
Swap agreements	3,116,832	-	-	-	3,116,832

20                     Invesco Active Allocation Fund

	Location of Gain (Loss) on Statement of Operations

	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$(731,427)	$-	$-	$(731,427)

Futures contracts	-	-	(457,939)	682,473	224,534

Swap agreements	(2,075,214)	-	-	-	(2,075,214)

Total	$1,041,618	$(647,287)	$2,137,993	$2,822,335	$5,354,659

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$189,151,039	$114,355,961	$75,400,000

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,036.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020
Ordinary income*	$122,061,476	$17,014,638
Long-term capital gain	64,418,915	251,363,765
Total distributions	$186,480,391	$268,378,403

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$1,391,406

Undistributed long-term capital gain	68,220,950

Net unrealized appreciation – investments	542,909,111

Net unrealized appreciation – foreign currencies	203,995

Temporary book/tax differences	(172,366)

Shares of beneficial interest	1,807,914,156

Total net assets	$2,420,467,252

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

21                     Invesco Active Allocation Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $372,862,945 and $587,762,642, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$555,395,410

Aggregate unrealized (depreciation) of investments	(12,486,299)

Net unrealized appreciation of investments	$542,909,111

Cost of investments for tax purposes is $1,859,828,992.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of partnerships, return of capital, distributions and derivative instruments, on December 31, 2021, undistributed net investment income was increased by $19,502,462, undistributed net realized gain was decreased by $9,998,163 and shares of beneficial interest was decreased by $9,504,299. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

		Summary of Share Activity

	Year ended		Year ended
	December 31, 2021		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:

Class A	8,832,942	$ 140,484,176	7,627,964	$ 106,674,214

Class C	2,197,410	33,956,657	2,791,917	37,971,821

Class R	1,489,640	23,441,103	1,508,459	20,791,835

Class Y	694,604	11,234,495	728,321	10,631,158

Class R6	187	3,084	-	-

Issued as reinvestment of dividends:

Class A	9,938,765	150,174,792	14,530,408	210,545,670

Class C	1,224,066	18,017,957	2,425,970	34,279,021

Class R	839,744	12,604,545	1,124,364	16,190,970

Class Y	137,354	2,112,494	203,022	2,990,513

Class R6	16	239	-	-

Automatic conversion of Class C shares to Class A shares:

Class A	1,918,277	30,399,976	5,508,086	79,085,883

Class C	(1,973,199)	(30,399,976)	(5,650,544)	(79,085,883)

Reacquired:

Class A	(26,939,310)	(430,579,378)	(20,801,539)	(290,743,337)

Class C	(3,308,921)	(51,179,563)	(5,101,872)	(69,692,485)

Class R	(1,542,987)	(24,271,219)	(2,101,003)	(29,430,422)

Class Y	(690,148)	(11,201,192)	(797,626)	(11,260,020)

Class R6	(9)	(149)	-	-

Net increase (decrease) in share activity	(7,181,569)	$(125,201,959)	1,995,927	$ 38,948,938

22                     Invesco Active Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Active Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Active Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
For the two years ended December 31, 2021 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y.
For the two years ended December 31, 2021 and the period May 24, 2019 (commencement date) through December 31, 2019 for Class R5 and Class R6.

The financial statements of Oppenheimer Portfolio Series Active Allocation Fund (subsequently renamed Invesco Active Allocation Fund) as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

23                     Invesco Active Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,035.60	$2.31	$1,022.94	$2.29	0.45%
Class C	1,000.00	1,031.50	6.20	1,019.11	6.16	1.21
Class R	1,000.00	1,033.70	3.64	1,021.63	3.62	0.71
Class Y	1,000.00	1,036.90	1.08	1,024.15	1.07	0.21
Class R5	1,000.00	1,036.70	0.98	1,024.25	0.97	0.19
Class R6	1,000.00	1,036.90	0.98	1,024.25	0.97	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

24                     Invesco Active Allocation Fund

Distribution Information

The following table sets forth on a per share basis the distribution that was paid in December 2021. Included in the table is a written statement of the sources of the distribution on a GAAP basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.3031	$0.9486	$0.0475	$1.2992
12/21/2021	Class C	$0.1760	$0.9486	$0.0475	$1.1721
12/21/2021	Class R	$0.2603	$0.9486	$0.0475	$1.2564
12/21/2021	Class Y	$0.3438	$0.9486	$0.0475	$1.3399
12/21/2021	Class R5	$0.3506	$0.9486	$0.0475	$1.3467
12/21/2021	Class R6	$0.3523	$0.9486	$0.0475	$1.3484

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

25                     Invesco Active Allocation Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$64,418,915
Qualified Dividend Income*	19.03%
Corporate Dividends Received Deduction*	11.65%
U.S. Treasury Obligations*	0.55%
Qualified Business Income*	1.06%
Business Interest Income*	9.06%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$76,405,110

26                     Invesco Active Allocation Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)

T-1                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern - 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None

T-2                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A

Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior
Vice President and Secretary, Invesco Advisers, Inc.
(formerly known as Invesco Institutional (N.A.), Inc.)
(registered investment adviser); Senior Vice President
and Secretary, Invesco Distributors, Inc. (formerly
known as Invesco AIM Distributors, Inc.); Vice
President and Secretary, Invesco Investment
Services, Inc. (formerly known as Invesco AIM
Investment Services, Inc.) Senior Vice President,
Chief Legal Officer and Secretary, The Invesco
Funds; Secretary and General Counsel, Invesco
Investment Advisers LLC (formerly known as Van
Kampen Asset Management); Secretary and General
Counsel, Invesco Capital Markets, Inc. (formerly
known as Van Kampen Funds Inc.) and Chief Legal
Officer, Invesco Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded Self-Indexed
Fund Trust;; Secretary and Vice President,
Harbourview Asset Management Corporation;
Secretary and Vice President, OppenheimerFunds,
Inc. and Invesco Managed Accounts, LLC; Secretary
and Senior Vice President, OFI Global Institutional,
Inc.; Secretary and Vice President, OFI SteelPath,
Inc.; Secretary and Vice President, Oppenheimer
Acquisition Corp.; Secretary and Vice President,
Shareholder Services, Inc.; Secretary and Vice
President, Trinity Investment Management
Corporation

Formerly: Secretary and Vice President, Jemstep,
Inc.; Head of Legal, Worldwide Institutional, Invesco
Ltd.; Secretary and General Counsel, INVESCO
Private Capital Investments, Inc.; Senior Vice
President, Secretary and General Counsel, Invesco
Management Group, Inc. (formerly known as Invesco
AIM Management Group, Inc.); Assistant Secretary,
INVESCO Asset Management (Bermuda) Ltd.;
Secretary and General Counsel, Invesco Private
Capital, Inc.; Assistant Secretary and General
Counsel, INVESCO Realty, Inc.; Secretary and
General Counsel, Invesco Senior Secured
Management, Inc.; Secretary, Sovereign G./P.
Holdings Inc.; and Secretary, Invesco Indexing LLC;
Secretary, W.L. Ross & Co., LLC

			N/A	N/A

T-3                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

T-4                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund

11 Greenway Plaza, Suite 1000

Houston, TX 77046-1173

Counsel to the Fund

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Investment Adviser

Invesco Advisers, Inc.

1555 Peachtree Street, N.E.

Atlanta, GA 30309

Counsel to the Independent Trustees

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046-1173

Transfer Agent

Invesco Investment Services, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046-1173

Auditors

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002-5678

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

T-5                     Invesco Active Allocation Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSAA-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Convertible Securities Fund

Nasdaq:

A: CNSAX ∎ C: CNSCX ∎ Y: CNSDX ∎ R5: CNSIX ∎ R6: CNSFX

2	Management’s Discussion
2	Performance Summary
4	Long-Term Fund Performance
6	Supplemental Information
8	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Fund Expenses
23	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary
For the year ended December 31, 2021, Class A shares of Invesco Convertible Securities Fund (the Fund), at net asset value (NAV), underperformed the ICE BofA U.S. Convertible Index, the Fund’s broad market/style-specific benchmark. Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes
Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.68%
Class C Shares	3.94
Class Y Shares	4.93
Class R5 Shares	4.96
Class R6 Shares	5.06
ICE BofA U.S. Convertible Index▼ (Broad Market/Style-Specific Index)	6.34
Lipper Convertible Securities Funds Index∎ (Peer Group Index)	5.69
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

Market conditions and your Fund

US political unrest and rising coronavirus (COVID-19) infection rates marked the start of the first quarter of 2021. Additionally, retail investors bid up select stocks like GameStop and AMC Theaters, ultimately causing a sharp selloff in late January. Corporate earnings generally beat expectations, but market volatility rose during the quarter as investors worried about rising bond yields and inflation. Despite the US Federal Reserve’s (the Fed’s) commitment to an accommodative policy, the 10-year US Treasury yield rose from 0.92% at the end of 2020 to 1.75%1 at the end of March 2021. Approval of a third COVID-19 vaccine boosted investors’ optimism for faster economic recovery. Although March saw increased volatility with consecutive down days in the US stock market, stocks continued to hit all-time highs through April 2021.

The US stock market once again hit new highs in the second quarter of 2021, despite higher volatility stemming from inflation concerns and the potential for rising interest rates. Investors remained optimistic about the strength of the economic recovery after the US gross domestic product (GDP) grew at a 6.4% annualized rate for the first quarter of 2021.2 Corporate earnings also remained strong as the majority of S&P 500 companies beat Wall Street earnings forecasts. US equity markets continued to move higher in July despite inflation concerns and increasing COVID-19 infection rates due to the rapidly spreading Delta variant. Despite the Consumer Price Index (CPI) increasing in June through September,3 the Fed declined to raise interest rates at its September Federal Open Market Committee (FOMC) meeting. The US stock market saw continued volatility in August and a selloff through most of September due to increasing concerns of inflation due to a spike in oil prices and supply chain shortages causing rising costs.

Equity markets were volatile in the fourth quarter of 2021 amid record inflation and the emergence of a new COVID-19 variant. Pandemic related supply chain disruption and labor shortages intensified during the quarter, resulting in broadly higher input costs for companies and consumers alike. Additionally, the price of oil (West Texas Intermediate) rose to nearly $85 per barrel in October,1 causing higher gas prices for consumers and pushing energy stocks higher. The CPI report for November increased 0.8%, resulting in a 6.8% increase over the last 12 months, the highest since 1982.3 To combat inflation, the Fed announced a faster pace of “tapering” at its December meeting, pledging to end its asset purchase program by March 2022. The Fed also announced the potential for three interest rate increases in 2022. With solid corporate earnings and optimism about the COVID-19 Omicron strain reporting milder symptoms, stocks rallied at year-end and the S&P 500 Index returned 28.71%4 for the calendar year.

Amid the market volatility, new US convertible issuance was strong during the fiscal year, though not at the record levels achieved in 2020. New US convertible issuance totaled $84.3 billion in 2021, marking the second-highest new issue total since the financial crisis.5 Convertible securities (as represented by the ICE BofA U.S. Convertible Index) under-performed most major US equity indexes during the fiscal year, returning 6.34%. Within the convertibles index, energy and materials had the highest returns, while telecommunications, media and consumer staples declined.

Security selection and an overweight in the technology sector was the largest detractor from relative Fund performance for the fiscal year. Within the sector, MongoDB was the largest individual detractor. An underweight in Palo Alto Networks also detracted from relative returns.

Security selection and an overweight in the transportation sector also detracted from the Fund’s return relative to the broad market/ style-specific benchmark. Weakness in airlines such as JetBlue and Spirit Airlines hurt relative performance, as the industry faced weakening investor sentiment due to the rapidly spreading Delta and Omicron variants, along with higher labor and fuel costs. Rideshare service provider Lyft also suffered amid the COVID-19 resurgence.

Security selection and an overweight in industrials also detracted from relative returns. Within the sector, a key individual detractor was II-VI Incorporated, a manufacturer of optical materials and semiconductors. The company’s earnings were better than anticipated, but the company’s margins were hurt by supply chain issues and higher freight costs.

The Fund’s underweights in energy and financials also detracted from relative performance. Energy was the best performing sector during the fiscal year and the Fund’s underweight detracted relative to the index. In financials, an underweight to real estate-related convertibles was another detractor, as REITs performed well during the fiscal year.

Security selection and an underweight in health care was the largest contributor to the Fund’s relative return. Within the sector, Avantor, Repligen and Dexcom were key contributors. Avantor and Repligen are bio-pharma consumable suppliers, providing materials, equipment and chemicals needed to manufacture therapeutics and to perform clinical studies and diagnostic tests. These companies have benefited from increased demand during the pandemic. Dexcom, which manufactures continuous glucose monitoring systems for diabetes patients, reported strong growth during the fiscal year, as demand has remained strong throughout the pandemic.

Security selection in the consumer discretionary and media sectors also contributed to relative Fund performance. Within consumer discretionary, the Fund’s lack of exposure to Zillow was a key contributor to relative returns as those convertibles had double-digit declines for the fiscal year. The Fund’s exposure to Ford Motor Company and Dick’s Sporting Goods also contributed to performance relative to the index. Within media, Sea Limited, which is not held in the benchmark, was a strong individual contributor. Sea Limited is a Singapore-based technology conglomerate operating digital entertainment, e-commerce and digital financial services platforms. The company has realized strong revenues from its e-commerce and gaming platforms and has recently begun offering services in Latin America.

During the fiscal year, the team used the robust new issue market to sell or exchange higher priced convertibles where applicable and redeploy those assets into more balanced

2 Invesco Convertible Securities Fund

issues trading closer to par value. From a sector standpoint, the team increased the Fund’s exposure to utilities and energy and reduced exposure to consumer discretionary and health care. The Fund’s largest absolute sector exposures at fiscal year-end were in technology and consumer. The Fund’s largest overweight positions relative to the benchmark were in technology and transportation, while the largest underweight positions were in consumer staples and materials.

The convertible market finished the fiscal year with gains but had periods of significant volatility. We believe there is a reason for caution going forward given ongoing COVID-19 concerns, supply chain issues and inflationary pressures. Regardless of these concerns, we seek to avoid issue-specific underperformers and we continue to seek companies with healthy balance sheets and reasonable valuations that can benefit from the current economic environment.

Thank you for your continued investment in Invesco Convertible Securities Fund and for sharing our commitment to a long-term investment horizon.

1 Source: Bloomberg LP

2 Source: US Bureau of Economic Analysis

3 Source: US Bureau of Labor Statistics

4 Source: Lipper Inc.

5 Source: Bank of America Global Research

Portfolio manager(s):

Ellen Gold - Lead

Ramez Nashed

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3 Invesco Convertible Securities Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1 Source: RIMES Technologies Corp.

2 Source: Lipper Inc.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4 Invesco Convertible Securities Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	7.80%
10 Years	10.72
5 Years	13.48
1 Year	-1.09

Class C Shares
Inception (7/28/97)	7.78%
10 Years	10.72
5 Years	13.91
1 Year	3.13

Class Y Shares
Inception (7/28/97)	8.31%
10 Years	11.61
5 Years	15.04
1 Year	4.93

Class R5 Shares
Inception (5/23/11)	9.90%
10 Years	11.66
5 Years	15.07
1 Year	4.96

Class R6 Shares
10 Years	11.71%
5 Years	15.16
1 Year	5.06

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5 Invesco Convertible Securities Fund

Supplemental Information

Invesco Convertible Securities Fund’s investment objective is total return through growth of capital and current income.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The ICE BofA U.S. Convertible Index tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

∎	The Lipper Convertible Securities Funds Index is an unmanaged index considered representative of convertible securities funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6 Invesco Convertible Securities Fund

Fund Information

Portfolio Composition

By sector	% of total net assets

Information Technology	35.28%

Consumer Discretionary	14.19

Health Care	12.47

Communication Services	9.67

Industrials	8.54

Financials	7.13

Utilities	6.13

Energy	2.87

Other Sectors, Each Less than 2% of Net Assets	1.61
Money Market Funds Plus Other Assets Less Liabilities	2.11

Top Five Debt Issuers*

		% of total net assets
1.	Microchip Technology, Inc.	2.28%
2.	Palo Alto Networks, Inc.	2.07
3.	Ford Motor Co.	1.94
4.	NextEra Energy, Inc.	1.55
5.	Pioneer Natural Resources Co.	1.53

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2021.

7                                    Invesco Convertible Securities Fund

Schedule of Investments(a)

December 31, 2021

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–79.00%
Airlines–2.09%
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(b)	$12,614,000	$11,822,063
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	10,231,000	13,676,289
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	2,620,000	2,271,647
		27,769,999

Apparel Retail–0.75%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	6,710,000	10,002,094

Application Software–14.47%
Avalara, Inc., Conv., 0.25%, 08/01/2026(b)	12,300,000	11,414,400
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026(b)	8,674,000	8,967,181
Bill.com Holdings, Inc., Conv., 0.00%, 04/01/2027(b)(c)	16,831,000	17,293,852
Blackline, Inc., Conv., 0.00%, 03/15/2026(b)(c)	8,721,000	8,145,414
Box, Inc., Conv., 0.00%, 01/15/2026(b)(c)	5,000,000	6,031,500
Confluent, Inc., Conv., 0.00%, 01/15/2027(b)(c)	2,310,000	2,515,013
Coupa Software, Inc., Conv., 0.38%, 06/15/2026	7,530,000	7,153,500
Datadog, Inc., Conv., 0.13%, 06/15/2025	6,279,000	12,614,511
DocuSign, Inc., Conv., 0.00%, 01/15/2024(b)(c)	18,300,000	17,732,700
Dropbox, Inc., Conv., 0.00%, 03/01/2026(b)(c)	7,883,000	7,705,633
Five9, Inc., Conv., 0.50%, 06/01/2025	8,501,000	10,461,331
HubSpot, Inc., Conv., 0.38%, 06/01/2025	6,077,000	14,478,452
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	8,825,000	10,760,984
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	9,750,000	9,208,485
Splunk, Inc., Conv., 1.13%, 06/15/2027	13,293,000	12,462,188
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026(b)	8,810,000	10,822,204
Unity Software, Inc., Conv., 0.00%, 11/15/2026(b)(c)	7,140,000	6,550,950
Workday, Inc., Conv., 0.25%, 10/01/2022	6,000,000	11,175,000
Zendesk, Inc., Conv., 0.63%, 06/15/2025	5,400,000	6,469,740
		191,963,038

Auto Parts & Equipment–0.37%
LCI Industries, Conv., 1.13%, 05/15/2026	4,405,000	4,858,715

	Principal Amount	Value
Automobile Manufacturers–2.70%
Ford Motor Co., Conv., 0.00%, 03/15/2026(b)(c)	$18,672,000	$25,779,030
Tesla, Inc., Conv., 2.38%, 03/15/2022	624,000	10,052,117
		35,831,147

Biotechnology–1.31%
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	8,371,000	8,559,347
Insmed, Inc., Conv., 1.75%, 01/15/2025	3,283,000	3,387,728
0.75%, 06/01/2028	5,000,000	5,442,500
		17,389,575

Cable & Satellite–2.20%
Cable One, Inc., Conv., 1.13%, 03/15/2028(b)	7,500,000	7,461,193
DISH Network Corp., Conv., 0.00%, 12/15/2025(c)	11,900,000	12,019,000
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(b)(d)	5,290,000	5,242,390

2.75%, 10/05/2023(b)(d)	4,375,000	4,442,747
		29,165,330

Communications Equipment–1.19%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026	8,550,000	10,676,812
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	3,773,000	5,085,972
		15,762,784

Consumer Finance–0.81%
SoFi Technologies, Inc., Conv., 0.00%, 10/15/2026(b)(c)	10,300,000	10,686,765

Data Processing & Outsourced Services–1.96%
Affirm Holdings, Inc., Conv., 0.00%, 11/15/2026(b)(c)	6,000,000	5,424,000
Block, Inc., Conv., 0.00%, 05/01/2026(c)	11,653,000	12,009,664
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(b)(c)	8,115,000	8,597,031
		26,030,695

Diversified Metals & Mining–0.58%
Ivanhoe Mines Ltd. (Canada), Conv., 2.50%, 04/15/2026(b)	5,733,000	7,710,885

Electric Utilities–2.60%
NextEra Energy, Inc., Conv.
Investment Units, 5.28%, 03/01/2023	357,111	20,548,166
Southern Co. (The), Conv.
Investment Units, 6.75%, 08/01/2022	259,073	13,925,174
		34,473,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                    Invesco Convertible Securities Fund

	Principal Amount	Value
Electrical Components & Equipment–0.26%
Stem, Inc., Conv., 0.50%, 12/01/2028(b)	$3,640,000	$3,490,032

Financial Exchanges & Data–0.71%
Coinbase Global, Inc., Conv., 0.50%, 06/01/2026(b)	8,713,000	9,370,831

Gas Utilities–0.51%
UGI Corp., Conv. Investment Units, 7.25%, 06/01/2024	64,300	6,750,214

Health Care Equipment–3.21%
CONMED Corp., Conv., 2.63%, 02/01/2024	1,742,000	2,904,785
CryoPort, Inc., Conv., 0.75%, 12/01/2026(b)	3,500,000	3,233,936
DexCom, Inc., Conv., 0.25%, 11/15/2025	14,080,000	16,781,600
Envista Holdings Corp., Conv., 2.38%, 06/01/2025	3,000,000	6,671,250
Insulet Corp., Conv., 0.38%, 09/01/2026	9,800,000	13,013,214
		42,604,785

Health Care Services–0.59%
Guardant Health, Inc., Conv., 0.00%, 11/15/2027(c)	7,663,000	7,790,206

Health Care Technology–0.80%
Omnicell, Inc., Conv., 0.25%, 09/15/2025	5,635,000	10,657,194

Hotel & Resort REITs–1.03%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	12,376,000	13,689,709

Hotels, Resorts & Cruise Lines–3.70%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(b)(c)	11,450,000	11,232,450
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	9,504,000	14,004,144
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(b)(c)	13,034,000	15,060,787
Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023	6,846,000	8,745,765
		49,043,146

Human Resource & Employment Services–0.58%
Upwork, Inc., Conv., 0.25%, 08/15/2026(b)	8,350,000	7,690,331

Industrial Machinery–0.55%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026(b)	6,600,000	7,286,400
Interactive Home Entertainment–1.77%
Sea Ltd. (Taiwan), Conv., 0.25%, 09/15/2026	14,900,000	13,773,560
Zynga, Inc.,
Conv., 0.25%, 06/01/2024	6,525,000	7,075,710
0.00%, 12/15/2026(c)	2,878,000	2,640,828
		23,490,098

	Principal Amount	Value
Interactive Media & Services–2.31%
Snap, Inc., Conv., 0.00%, 05/01/2027(b)(c)	$18,100,000	$17,593,937
Twitter, Inc.,
Conv., 0.25%, 06/15/2024	6,200,000	6,770,573
0.00%, 03/15/2026(b)(c)	7,000,000	6,304,200
		30,668,710

Internet & Direct Marketing Retail–2.47%
Etsy, Inc.,
Conv., 0.13%, 09/01/2027	5,778,000	7,780,077
0.25%, 06/15/2028(b)	7,450,000	8,795,470
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	4,850,000	7,859,910
Wayfair, Inc., Conv., 0.63%, 10/01/2025	9,125,000	8,342,301
		32,777,758

Internet Services & Infrastructure–3.36%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	6,600,000	8,671,080
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(b)(c)	11,560,000	12,347,525
DigitalOcean Holdings, Inc., Conv., 0.00%, 12/01/2026(b)(c)	2,610,000	2,321,334
Okta, Inc., Conv., 0.38%, 06/15/2026	5,582,000	6,670,490
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	11,577,000	14,500,192
		44,510,621

Investment Banking & Brokerage–0.53%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	6,378,000	7,067,621

Leisure Facilities–1.29%
NCL Corp. Ltd., Conv., 5.38%, 08/01/2025	5,065,000	7,217,625
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(c)	9,262,000	9,917,529
		17,135,154

Life Sciences Tools & Services–0.41%
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	6,275,000	5,372,969

Movies & Entertainment–2.20%
IMAX Corp., Conv., 0.50%, 04/01/2026(b)	5,260,000	5,084,765
Liberty Media Corp., Conv., 0.50%, 09/01/2024(b)(d)	12,300,000	17,681,250
Spotify USA, Inc., Conv., 0.00%, 03/15/2026(b)(c)	7,000,000	6,348,300
		29,114,315

Multi-Utilities–1.15%
NiSource, Inc., Conv. Investment Units, 7.75%, 03/01/2024	135,900	15,219,441

Oil & Gas Exploration & Production–2.87%
EQT Corp., Conv., 1.75%, 05/01/2026	10,584,000	17,691,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco Convertible Securities Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	$11,378,000	$20,331,064
		38,022,220

Pharmaceuticals–0.87%
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	10,200,000	11,564,250

Renewable Electricity–0.78%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	9,023,000	10,326,823

Research & Consulting Services–0.92%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	12,259,312

Restaurants–0.82%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	7,298,000	6,572,761
Shake Shack, Inc., Conv., 0.00%, 03/01/2028(b)(c)	5,111,000	4,254,908
		10,827,669

Semiconductor Equipment–0.70%
Enphase Energy, Inc., Conv., 0.00%, 03/01/2028(b)(c)	8,950,000	9,276,675

Semiconductors–5.59%
Impinj, Inc., Conv., 1.13%, 05/15/2027(b)	5,200,000	5,700,760
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026(b)	10,700,000	12,579,187
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	24,324,000	30,222,570
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(b)(c)	11,200,000	16,352,000
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	5,275,000	9,273,978
		74,128,495

Specialty Stores–0.59%
Dick’s Sporting Goods, Inc., Conv., 3.25%, 04/15/2025	2,200,000	7,785,250

Systems Software–3.96%
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	13,100,000	27,494,280
Rapid7, Inc., Conv., 2.25%, 05/01/2025	1,900,000	3,813,660
0.25%, 03/15/2027(b)	8,775,000	11,353,095
ServiceNow, Inc., Conv., 0.00%, 06/01/2022(c)	840,000	4,043,552
Zscaler, Inc., Conv., 0.13%, 07/01/2025	2,650,000	5,804,854
		52,509,441

Technology Hardware, Storage & Peripherals–0.99%
3D Systems Corp., Conv., 0.00%, 11/15/2026(b)(c)	3,700,000	3,533,500
Western Digital Corp., Conv., 1.50%, 02/01/2024	9,500,000	9,636,562
		13,170,062

	Principal Amount	Value

Trucking–1.36%
Lyft, Inc., Conv., 1.50%, 05/15/2025	$2,650,000	$3,542,785
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(c)	14,650,000	14,452,225
		17,995,010

Water Utilities–1.09%
Essential Utilities, Inc., Conv. Amortizing Notes, 6.00%, 04/30/2022	222,300	14,491,737
Total U.S. Dollar Denominated Bonds & Notes (Cost $934,263,178)		1,047,730,846

	Shares

Preferred Stocks–18.89%
Asset Management & Custody Banks–2.01%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	286,213	26,660,741

Auto Parts & Equipment–1.50%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	108,066	19,893,870

Broadcasting–0.30%
ViacomCBS, Inc., 5.75%, Series A, Conv. Pfd.	78,875	3,961,102

Diversified Banks–3.08%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	14,500	20,958,300
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	13,300	19,824,049
		40,782,349

Health Care Equipment–2.10%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	270,414	14,264,339
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	118,481	13,585,031
		27,849,370

Industrial Machinery–2.36%
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	123,544	12,954,824
Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	167,700	18,311,163
		31,265,987

Life Sciences Tools & Services–3.18%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	149,612	19,331,367
Danaher Corp., 4.75%, Series A, Conv. Pfd.	10,400	22,831,016
		42,162,383

Research & Consulting Services–0.41%
Clarivate PLC, 5.25%, Series A, Conv. Pfd.	60,086	5,459,414

Semiconductors–3.06%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	19,540	40,553,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Convertible Securities Fund

	Shares	Value
Wireless Telecommunication Services–0.89%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	11,340	$11,852,681
Total Preferred Stocks (Cost $182,381,565)		250,441,018

Money Market Funds–2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	9,593,320	9,593,320
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(e)(f)	7,284,470	7,285,927

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	10,963,794	$10,963,794
Total Money Market Funds (Cost $27,842,056)		27,843,041
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $1,144,486,799)		1,326,014,905
OTHER ASSETS LESS LIABILITIES–0.01%		192,072
NET ASSETS–100.00%	$1,326,206,977

Investment Abbreviations:

Conv.	- Convertible
Pfd.	- Preferred
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2021 was $418,343,659, which represented 31.54% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,889,926	$135,689,064	$(138,985,670)	$ -	$ -	$ 9,593,320	$4,915
Invesco Liquid Assets Portfolio, Institutional Class	10,335,430	95,811,554	(98,859,240)	(1,633)	(184)	7,285,927	2,058
Invesco Treasury Portfolio, Institutional Class	14,731,343	155,073,216	(158,840,765)	-	-	10,963,794	2,099
Total	$37,956,699	$386,573,834	$(396,685,675)	$(1,633)	$(184)	$27,843,041	$9,072

(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements. 11 Invesco Convertible Securities Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:

Investments in unaffiliated securities, at value (Cost $ 1,116,644,743)	$1,298,171,864

Investments in affiliated money market funds, at value (Cost $ 27,842,056)	27,843,041

Receivable for:
Fund shares sold	665,074
Dividends	691,285
Interest	736,421

Investment for trustee deferred compensation and retirement plans	123,457
Other assets	46,557
Total assets	1,328,277,699

Liabilities:
Payable for:
Fund shares reacquired	791,051
Amount due custodian	525,643
Accrued fees to affiliates	472,470
Accrued other operating expenses	102,727
Trustee deferred compensation and retirement plans	178,831
Total liabilities	2,070,722
Net assets applicable to shares outstanding	$1,326,206,977

Net assets consist of:

Shares of beneficial interest	$1,116,212,550
Distributable earnings	209,994,427

$1,326,206,977

Net Assets:

Class A	$666,916,157
Class C	$44,798,205
Class Y	$562,487,874
Class R5	$688,471
Class R6	$51,316,270

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	25,718,568
Class C	1,741,750
Class Y	21,648,732
Class R5	26,551
Class R6	1,978,277
Class A:
Net asset value per share	$25.93
Maximum offering price per share (Net asset value of $25.93 ÷ 94.50%)	$27.44
Class C:
Net asset value and offering price per share	$25.72
Class Y:
Net asset value and offering price per share	$25.98
Class R5:
Net asset value and offering price per share	$25.93
Class R6:
Net asset value and offering price per share	$25.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Convertible Securities Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Interest	$7,883,032

Dividends	10,558,269

Dividends from affiliated money market funds	9,072

Total investment income	18,450,373

Expenses:
Advisory fees	6,797,314

Administrative services fees	204,934

Distribution fees:
Class A	1,720,794

Class C	528,445

Transfer agent fees – A, C and Y	1,576,650

Transfer agent fees – R5	1,459

Transfer agent fees – R6	6,246

Trustees’ and officers’ fees and benefits	37,166

Registration and filing fees	119,150

Reports to shareholders	11,776

Professional services fees	61,733

Other	16,308

Total expenses	11,081,975

Less: Fees waived and/or expense offset arrangement(s)	(17,283)

Net expenses	11,064,692

Net investment income	7,385,681

Realized and unrealized gain (loss) from:
Net realized gain (loss) from: Unaffiliated investment securities	308,607,272

Affiliated investment securities	(184)

308,607,088

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities	(250,677,540)

Affiliated investment securities	(1,633)

(250,679,173)

Net realized and unrealized gain	57,927,915

Net increase in net assets resulting from operations	$65,313,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$7,385,681	$11,224,742

Net realized gain	308,607,088	171,447,073

Change in net unrealized appreciation (depreciation)	(250,679,173)	270,506,635

Net increase in net assets resulting from operations	65,313,596	453,178,450

Distributions to shareholders from distributable earnings:
Class A	(151,866,092)	(65,504,550)

Class C	(10,126,673)	(6,653,135)

Class Y	(133,876,860)	(66,881,929)

Class R5	(163,041)	(177,071)

Class R6	(11,990,219)	(5,791,736)

Total distributions from distributable earnings	(308,022,885)	(145,008,421)

Share transactions–net:
Class A	113,132,118	64,445,185

Class C	(8,545,267)	(20,908,903)

Class Y	18,943,866	(76,801,020)

Class R5	(1,040,071)	81,061

Class R6	5,015,733	1,280,226

Net increase (decrease) in net assets resulting from share transactions	127,506,379	(31,903,451)

Net increase (decrease) in net assets	(115,202,910)	276,266,578

Net assets:
Beginning of year	1,441,409,887	1,165,143,309

End of year	$1,326,206,977	$1,441,409,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Convertible Securities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/21	$31.91	$0.14	$1.17	$1.31	$(0.23)	$(7.06)	$(7.29)	$25.93	4.68%		$666,916	0.88%		0.88%		0.43%		61%
Year ended 12/31/20	24.64	0.23	10.47	10.70	(0.37)	(3.06)	(3.43)	31.91	44.35		675,347	0.91		0.91		0.84		65
Year ended 12/31/19	21.42	0.28	4.28	4.56	(0.36)	(0.98)	(1.34)	24.64	21.42	(d)	473,599	0.90	(d)	0.90	(d)	1.13	(d)	57
Year ended 12/31/18	24.41	0.28	(0.62)	(0.34)	(0.57)	(2.08)	(2.65)	21.42	(1.71	)(e)	407,548	0.90	(e)	0.90	(e)	1.09	(e)	62
Year ended 12/31/17	23.10	0.33	2.04	2.37	(1.01)	(0.05)	(1.06)	24.41	10.42	(f)	653,121	0.93	(f)	0.93	(f)	1.36	(f)	39
Class C
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94	(g)	44,798	1.60	(g)	1.60	(g)	(0.29	)(g)	61
Year ended 12/31/20	24.51	0.03	10.41	10.44	(0.16)	(3.06)	(3.22)	31.73	43.25		61,221	1.66		1.66		0.09		65
Year ended 12/31/19	21.31	0.10	4.26	4.36	(0.18)	(0.98)	(1.16)	24.51	20.54	(d)	65,607	1.63	(d)	1.63	(d)	0.40	(d)	57
Year ended 12/31/18	24.30	0.08	(0.62)	(0.54)	(0.37)	(2.08)	(2.45)	21.31	(2.48	)(e)	81,529	1.66	(e)	1.66	(e)	0.33	(e)	62
Year ended 12/31/17	23.00	0.15	2.03	2.18	(0.83)	(0.05)	(0.88)	24.30	9.57	(f)	95,218	1.69	(f)	1.69	(f)	0.60	(f)	39
Class Y
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93		562,488	0.63		0.63		0.68		61
Year ended 12/31/20	24.68	0.30	10.48	10.78	(0.44)	(3.06)	(3.50)	31.96	44.69		647,484	0.66		0.66		1.09		65
Year ended 12/31/19	21.44	0.33	4.30	4.63	(0.41)	(0.98)	(1.39)	24.68	21.73		582,112	0.67		0.67		1.36		57
Year ended 12/31/18	24.44	0.33	(0.62)	(0.29)	(0.63)	(2.08)	(2.71)	21.44	(1.51)		583,289	0.66		0.66		1.33		62
Year ended 12/31/17	23.13	0.39	2.04	2.43	(1.07)	(0.05)	(1.12)	24.44	10.68		594,284	0.69		0.69		1.60		39
Class R5
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96		688	0.60		0.60		0.71		61
Year ended 12/31/20	24.65	0.31	10.46	10.77	(0.45)	(3.06)	(3.51)	31.91	44.70		1,773	0.64		0.64		1.11		65
Year ended 12/31/19	21.43	0.34	4.29	4.63	(0.43)	(0.98)	(1.41)	24.65	21.74		1,334	0.64		0.64		1.39		57
Year ended 12/31/18	24.43	0.34	(0.62)	(0.28)	(0.64)	(2.08)	(2.72)	21.43	(1.49)		1,081	0.64		0.64		1.35		62
Year ended 12/31/17	23.11	0.39	2.06	2.45	(1.08)	(0.05)	(1.13)	24.43	10.78		1,585	0.64		0.64		1.65		39
Class R6
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06		51,316	0.52		0.52		0.79		61
Year ended 12/31/20	24.65	0.33	10.47	10.80	(0.47)	(3.06)	(3.53)	31.92	44.86		55,585	0.56		0.56		1.19		65
Year ended 12/31/19	21.43	0.36	4.29	4.65	(0.45)	(0.98)	(1.43)	24.65	21.82		42,492	0.56		0.56		1.47		57
Year ended 12/31/18	24.43	0.36	(0.62)	(0.26)	(0.66)	(2.08)	(2.74)	21.43	(1.41)		47,908	0.56		0.56		1.43		62
Year ended 12/31/17	23.12	0.42	2.04	2.46	(1.10)	(0.05)	(1.15)	24.43	10.82		36,751	0.57		0.57		1.72		39

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.96% for Class A and Class C shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively.

(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Invesco Convertible Securities Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

16 Invesco Convertible Securities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

17 Invesco Convertible Securities Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory    agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 750 million	0.520%

Next $250 million	0.470%

Next $500 million	0.420%

Next $500 million	0.395%

Next $1 billion	0.370%

Over $3 billion	0.345%

For the year ended December 31, 2021, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the year ended December 31, 2021, the Adviser waived advisory fees of $16,830.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; and (2) Class C — up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the year ended December 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $126,192 in front-end sales commissions from the sale of Class A shares and $2,769 and $3,566 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

18 Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$ –	$1,047,730,846	$–	$1,047,730,846
Preferred Stocks	250,441,018	–	–	250,441,018
Money Market Funds	27,843,041	–	–	27,843,041
Total Investments	$278,284,059	$1,047,730,846	$–	$1,326,014,905

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $453.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020
Ordinary income*	$70,309,654	$25,362,631
Long-term capital gain	237,713,231	119,645,790
Total distributions	$308,022,885	$145,008,421

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2021
Undistributed ordinary income	$3,250,880
Undistributed long-term capital gain	25,424,208
Net unrealized appreciation – investments	181,440,799
Temporary book/tax differences	(121,460)
Shares of beneficial interest	1,116,212,550
Total net assets	$1,326,206,977

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities, convertible securities, deemed dividends and amortizing notes.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2021.

19 Invesco Convertible Securities Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $823,008,917 and $972,584,208, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$220,587,517
Aggregate unrealized (depreciation) of investments	(39,146,718)
Net unrealized appreciation of investments	$181,440,799

Cost of investments for tax purposes is $1,144,574,106.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of contingent payment debt instruments and equalization, on December 31, 2021, undistributed net investment income was increased by $4,065,519, undistributed net realized gain was decreased by $28,815,520 and shares of beneficial interest was increased by $24,750,001. This reclassification had no effect on the net assets of the Fund.

NOTE 10–Share Information

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Class A	2,225,201	$71,875,399	2,570,805	$72,317,451
Class C	253,145	8,233,496	439,536	12,038,568
Class Y	3,594,448	115,396,099	5,474,520	143,384,408
Class R5	3,002	97,564	6,130	172,008
Class R6	243,871	7,971,409	317,446	8,483,793

Issued as reinvestment of dividends:
Class A	5,045,961	128,254,323	1,826,467	55,304,719
Class C	364,490	9,148,278	189,665	5,753,309
Class Y	4,066,152	103,633,142	1,670,866	50,466,155
Class R5	6,184	159,008	5,811	175,105
Class R6	394,754	10,058,666	150,938	4,552,180
Automatic conversion of Class C shares to Class A shares:
Class A	440,478	14,352,361	798,308	23,672,182
Class C	(443,296)	(14,352,361)	(802,855)	(23,672,182)
Reacquired:
Class A	(3,159,375)	(101,349,965)	(3,248,706)	(86,849,167)
Class C	(362,087)	(11,574,680)	(573,725)	(15,028,598)
Class Y	(6,272,312)	(200,085,375)	(10,470,597)	(270,651,583)
Class R5	(38,183)	(1,296,643)	(10,517)	(266,052)
Class R6	(401,808)	(13,014,342)	(450,451)	(11,755,747)
Net increase (decrease) in share activity	5,960,625	$127,506,379	(2,106,359)	$(31,903,451)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20 Invesco Convertible Securities Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Convertible Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Convertible Securities Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21 Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,015.60	$4.47	$1,020.77	$4.48	0.88%
Class C	1,000.00	1,011.90	8.06	1,017.19	8.08	1.59
Class Y	1,000.00	1,016.50	3.20	1,022.03	3.21	0.63
Class R5	1,000.00	1,016.70	3.05	1,022.18	3.06	0.60
Class R6	1,000.00	1,017.20	2.75	1,022.48	2.75	0.54

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22 Invesco Convertible Securities Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$262,463,231
Qualified Dividend Income*	23.07%
Corporate Dividends Received Deduction*	21.93%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	13.86%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$59,129,064

23 Invesco Convertible Securities Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                                    Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2                                    Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization) Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3                                    Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris — 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

( Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers—(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers–(continued)

Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

		N/A	N/A
Michael McMaster — 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

		N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco Convertible Securities Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	MS-CSEC-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Income Advantage International Fund

Nasdaq:

A: GTNDX ∎ C: GNDCX ∎ R: GTNRX ∎ Y: GTNYX ∎ R5: GNDIX ∎ R6:GNDSX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

8	Schedule of Investments

17	Financial Statements

20	Financial Highlights

21	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Fund Expenses

31	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Income Advantage International Fund (the Fund), at net asset value (NAV), outperformed the MSCI All Country World ex USA Index, the Fund’s broad market/style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.84%
Class C Shares	13.86
Class R Shares	14.55
Class Y Shares	15.10
Class R5 Shares	15.15
Class R6 Shares	15.16
MSCI World Index▼ (Broad Market Index)*	21.82
MSCI All Country World ex USA Index▼ (Broad Market/Style-Specific Index)*	7.82
Lipper Global Equity Income Funds Index∎ (Peer Group Index)	17.14

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

*Effective July 15, 2021, the Fund changed its benchmark index from the MSCI World Index to the MSCI All Country World ex USA Index. These changes were made to better align with the Fund’s current strategy and international exposure.

Market conditions and your Fund

For the fiscal year ended December 31, 2021, the Fund at NAV reported positive absolute performance largely due to the successful rollout of coronavirus (COVID-19) vaccinations and reopening economies releasing pent-up demand. The fiscal year was marked by a continued rally in risky assets, with global equity and commodity markets benefiting the most. The fiscal year still had its fair share of disruptions, with markets reacting to increasing concerns about rising inflation, supply chain disruptions, signs of slowing economic growth and the spread of COVID-19 variants of concern, including the Delta variant mid-year and the Omicron variant towards the end of the fiscal year. Developed market equities outperformed emerging market equities for the fiscal year in aggregate. Despite a strong start to the fiscal year, emerging markets trailed developed regions due to a combination of higher incidence of COVID-19 outbreaks and exposure to China. Chinese equities were weighted down by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector, the potential default of a large property developer and signs of slowing economic growth.

    In the middle of the fiscal year Invesco Global Low Volatility Equity Yield Fund (the “preceding strategy”) was repositioned and renamed Invesco Income Advantage International Fund (the “new strategy”). There was no change to the Funds’ investment objective, which is to seek to provide income and long-term growth of capital. The Funds broad-based benchmark changed from the MSCI

World Index to the MSCI All Country World ex USA® Index.

    The investment strategy change was effective July 15, 2021. As such, the following performance discussion reflects that of the preceding strategy through to the investment strategy change in mid-July.

    Under the preceding strategy the Fund, by design, exhibited a lower volatility level during the fiscal year than its benchmark, the MSCI World Index. Under the preceding strategy, the Fund sought to create a diversified portfolio with a volatility target between a minimum variance portfolio and the style-specific benchmark. The portfolio utilized both a multi-factor model and a proprietary risk model to build intended exposures to factors that historically have driven excess returns (quality, momentum, and value). Both models systematically evaluate fundamental and behavioral factors to rank securities based on their exposure to these factors and to rank attractiveness relative to industry peers subject to intended risk targets.

    During the fiscal year through to the strategy change in mid-July 2021, the Fund outperformed the MSCI World Index with an overall positive contribution from our IQS factors. Value was the greatest source of strength as it embarked on several short rallies in February/March and early May that benefited companies with low valuations resulting from the pandemic crisis. Momentum was also a strong contributor, followed by quality. The preceding strategy’s defensive low volatility positioning contributed slightly to results due to the volatile market environment in July. With the onset of the COVID-19 Delta variant, low volatility made substantial gains to offset previous underperformance.

    In aggregate net sector exposure subtracted from active returns. Here, overweight in health care and consumer staples hurt performance, along with underweight in energy and financials. Meanwhile, overweight in consumer discretionary and underweight in information technology provided modest gains. Furthermore, net country exposures also struggled specifically due to a significant underweight in the United States and overweight in Australia and Japan.

    The Fund’s top performers relative to the MSCI World Index included Evolution AB, Extra Space Storage and Mid-America Apartment Communities (all overweight). Evolution AB had some of the best profit margins in the online gambling sector and the industry performed very well during the first quarter. With the record highs in the real estate market, Extra Space Storage (REIT) outperformed as well. Lastly and similarly, Mid-America Apartment Communities outperformed the market as investors rewarded REITs.

    The largest detractors from the Fund’s performance relative to the MSCI World Index for the fiscal year were Microsoft, Check Point Software Tech and Nintendo. The fund had an underweight in Microsoft, but the company had an impressive showing in 2021 due to promising acquisitions and strong quarterly earnings and revenues. Additionally, Check Point Software slumped in February because it projected revenues and profits per share to be lower than what analysts had hoped. Lastly, Nintendo faced tough competition as the PS5 from Sony came onto the market. A restock of the PS5 in March drastically dropped the price of Nintendo shares. The fund was overweight in both Check Point Software and Nintendo, which detracted from performance.

    The portfolio management team began transitioning the portfolio on July 15, 2021, with the new strategy fully implemented by July 31, 2021. As such, the following performance discussion reflects that of the new strategy from the start of implementation in mid-July through to the end of the fiscal year.

    The new investment strategy seeks to provide higher income, structural downside risk mitigation to capital and reduce volatility and growth from more diversified exposure to the international large capitalization equity market. The portfolio management team seeks to achieve the investment objectives by investing in two sub-portfolios: 1) a portfolio of international stocks determined by their exposures to historically rewarded factors, including momentum, value, quality and low volatility; and 2) a portfolio of equity-linked notes, which the team customizes in an effort to provide high income and defensive exposure to the broad international large capitalization equity market. The team seeks to meet the Fund’s income targets by combining these two portfolios.

2 Invesco Income Advantage International Fund

    As a result of the new strategy implementation, the Fund’s (Class A) distribution yield has increased from 1.32% on June 30, 2021 to 6.02% on December 31, 2021. Implementation of the new strategy began on July 15, 2021, and the Fund outperformed the MSCI All Country World ex USA® Index by 0.19% from that date until December 31, 2021. The equity portfolio’s exposures to historically rewarded factors contributed to the Fund’s outperformance in aggregate. Additionally, the Fund’s exposure to a portfolio of defensive equity-linked notes contributed to performance as they helped to reduce downside participation, particularly amid the market volatility triggered by the news of the Omicron variant in November.

    Thank you for investing in Invesco Income Advantage International Fund.

Portfolio manager(s):

Mark Ahnrud

John Burrello

Chris Devine

Scott Hixon

Christian Ulrich

Scott Wolle - Lead

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3 Invesco Income Advantage International Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.
2	Source: Lipper Inc.

 *Effective July 15, 2021, the Fund changed its benchmark index from the MSCI World Index to the MSCI All Country World ex USA Index. These changes were made to better align with the Fund’s current strategy and international exposure.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4 Invesco Income Advantage International Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (9/15/97)	5.32%
10 Years	5.80
5 Years	4.60
1 Year	8.51

Class C Shares
Inception (1/2/98)	5.58%
10 Years	5.76
5 Years	4.99
1 Year	12.86

Class R Shares
Inception (10/31/05)	3.94%
10 Years	6.13
5 Years	5.53
1 Year	14.55

Class Y Shares
Inception (10/3/08)	5.89%
10 Years	6.67
5 Years	6.06
1 Year	15.10

Class R5 Shares
Inception (4/30/04)	5.46%
10 Years	6.85
5 Years	6.19
1 Year	15.15

Class R6 Shares
10 Years	6.58%
5 Years	6.15
1 Year	15.16

Effective July 15, 2021, Invesco Global Low Volatility Fund was renamed Invesco Income Advantage International Fund.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5 Invesco Income Advantage International Fund

Supplemental Information

Invesco Income Advantage International Fund’s investment objective is income and long-term growth of capital.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investos.

∎

The MSCI All Country World ex USA®Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎	The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6 Invesco Income Advantage International Fund

Fund Information

Portfolio Composition

By sector	% of total net assets
Financials	27.66%
Information Technology	7.56
Consumer Discretionary	7.25
Industrials	6.98
Health Care	6.70
Consumer Staples	5.10
Materials	4.72
Energy	3.73
Communication Services	3.48
Other Sectors, Each Less than 2% of Net Assets	3.10
Money Market Funds Plus Other Assets Less Liabilities	23.72

Top 10 Equity Holdings*

		% of total net assets
1.	Taiwan Semiconductor Manufacturing Co. Ltd.	1.65%
2.	ASML Holding N.V.	1.22
3.	Roche Holding AG	1.19
4.	Nestle S.A.	1.18
5.	Novo Nordisk A/S, Class B	1.01
6.	Royal Dutch Shell PLC, Class A	0.88
7.	Sanofi	0.81
8.	Sony Group Corp.	0.71
9.	BYD Co. Ltd., H Shares	0.66
10.	Samsung Electronics Co. Ltd.	0.54

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2021.

7                                    Invesco Income Advantage International Fund

Schedule of Investments

December 31, 2021

	Shares	Value
Common Stocks & Other Equity Interests–53.32%

Australia–2.23%
Afterpay Ltd.(a)	192	$ 11,492
AGL Energy Ltd.	4,991	22,301
APA Group	1,420	10,404
Aristocrat Leisure Ltd.	1,075	34,094
Aurizon Holdings Ltd.	7,101	18,034
BHP Group Ltd.	6,155	186,281
BHP Group PLC	7,981	237,854
BlueScope Steel Ltd.	1,919	29,315
Brambles Ltd.	3,454	26,718
CSL Ltd.	287	60,776
Endeavour Group Ltd.	2,649	12,994
Fortescue Metals Group Ltd.	3,109	43,626
Glencore PLC	11,324	57,613
Goodman Group	960	18,538
REA Group Ltd.	115	14,031
Rio Tinto Ltd.	2,227	162,711
Rio Tinto PLC	4,402	290,229
Santos Ltd.	2,687	12,353
Scentre Group	8,061	18,539
South32 Ltd.	15,547	45,571
Stockland	8,215	25,353
Telstra Corp. Ltd.	7,178	21,833
Transurban Group	2,918	29,363
Wesfarmers Ltd.	2,303	99,373
Woolworths Group Ltd.	2,505	69,289
		1,558,685

Austria–0.05%
Mondi PLC	538	13,257
OMV AG	384	21,819
		35,076

Belgium–0.16%
Ageas S.A./N.V.	192	9,954
Anheuser-Busch InBev S.A./N.V.	729	44,136
Groupe Bruxelles Lambert S.A.	154	17,210
Proximus SADP	460	8,970
UCB S.A.	251	28,683
		108,953

Brazil–1.09%
Ambev S.A.	3,300	9,296
B3 S.A.-Brasil, Bolsa, Balcao	11,100	22,182
Cia Siderurgica Nacional S.A.	2,900	12,988
Petroleo Brasileiro S.A., Preference Shares	74,300	377,035
Telefonica Brasil S.A., ADR	7,178	62,090
Vale S.A.	16,600	232,621
WEG S.A.	7,300	43,210
		759,422

Canada–4.01%
Algonquin Power & Utilities Corp.	1,613	23,297
Alimentation Couche-Tard, Inc.	307	12,863
AltaGas Ltd.	883	19,064

	Shares	Value
Canada–(continued)
Atco Ltd., Class I	499	$ 16,844
Barrick Gold Corp.	2,918	55,479
BCE, Inc.	2,469	128,452
Brookfield Asset Management, Inc., Class A	3,292	198,803
CAE, Inc.(a)	691	17,431
Canadian National Railway Co.	1,266	155,509
Canadian Natural Resources Ltd.	2,613	110,411
Canadian Pacific Railway Ltd.	1,968	141,546
Canadian Tire Corp. Ltd., Class A	358	51,350
Canadian Utilities Ltd., Class A	653	18,940
CCL Industries, Inc., Class B	192	10,296
CGI, Inc., Class A(a)	538	47,571
CI Financial Corp.	653	13,649
Constellation Software, Inc.	72	133,586
Emera, Inc.	653	32,636
Enbridge, Inc.	4,152	162,181
Fairfax Financial Holdings Ltd.	76	37,385
Finning International, Inc.	845	21,296
Fortis, Inc.	1,181	56,980
Franco-Nevada Corp.	76	10,511
Great-West Lifeco, Inc.	345	10,353
H&R REIT	1,400	17,985
Hydro One Ltd.(b)	1,151	29,945
Intact Financial Corp.	154	20,017
Kinross Gold Corp.	4,299	24,945
Lightspeed Commerce, Inc.(a)	192	7,753
Loblaw Cos. Ltd.	501	41,048
Magna International, Inc.	1,897	153,491
Manulife Financial Corp.	9,269	176,668
Metro, Inc.	960	51,091
Nutrien Ltd.	1,217	91,476
Onex Corp.	460	36,103
Open Text Corp.	691	32,798
Pembina Pipeline Corp.	538	16,319
Power Corp. of Canada	1,804	59,613
Quebecor, Inc., Class B	653	14,738
Ritchie Bros. Auctioneers, Inc.	154	9,424
Rogers Communications, Inc., Class B	691	32,902
Sun Life Financial, Inc.	501	27,887
Suncor Energy, Inc.	2,505	62,677
TC Energy Corp.	2,362	109,851
Teck Resources Ltd., Class B	1,535	44,207
TELUS Corp.	3,328	78,376
Thomson Reuters Corp.	538	64,337
Tourmaline Oil Corp.	1,229	39,679
West Fraser Timber Co. Ltd.	538	51,327
WSP Global, Inc.	154	22,356
		2,803,446

Chile–0.03%
Antofagasta PLC	729	13,251
Lundin Mining Corp.	998	7,795
		21,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Income Advantage International Fund

	Shares	Value
China–3.43%
360 DigiTech, Inc., ADR	384	$ 8,805
Alibaba Group Holding Ltd.(a)	9,300	139,239
Anhui Conch Cement Co. Ltd., H Shares	3,000	14,987
ANTA Sports Products Ltd.	800	12,002
Baidu, Inc., ADR(a)	715	106,385
BeiGene Ltd., ADR(a)	76	20,591
BYD Co. Ltd., H Shares	13,500	461,663
China Life Insurance Co. Ltd., H Shares	35,000	57,985
China Longyuan Power Group Corp. Ltd., H Shares	8,000	18,675
China Medical System Holdings Ltd.	7,000	11,696
China Mengniu Dairy Co. Ltd.	3,000	17,006
China National Building Material Co. Ltd., H Shares	8,000	9,814
China Overseas Land & Investment Ltd.	15,000	35,514
China Petroleum & Chemical Corp., H Shares	116,000	54,064
China Shenhua Energy Co. Ltd., H Shares	17,500	41,030
China Taiping Insurance Holdings Co. Ltd.	10,200	14,003
China Tower Corp. Ltd., H Shares(b)	198,000	21,846
CITIC Ltd.	28,000	27,674
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	15,500	30,096
CSPC Pharmaceutical Group Ltd.	16,000	17,385
Daqo New Energy Corp., ADR(a)	460	18,547
Dongfeng Motor Group Co. Ltd., H Shares	20,000	16,629
ENN Energy Holdings Ltd.	1,000	18,839
FinVolution Group, ADR	1,728	8,519
Futu Holdings Ltd., ADR(a)	345	14,939
Great Wall Motor Co. Ltd., H Shares	12,000	41,255
Hello Group, Inc., ADR	883	7,929
Hengan International Group Co. Ltd.	2,500	12,872
Huaneng Power International, Inc., H Shares	28,000	18,709
Huazhu Group Ltd., ADR(a)	192	7,169
I-Mab, ADR(a)	154	7,298
Innovent Biologics, Inc.(a)(b)	1,500	9,292
JOYY, Inc., ADR	143	6,496
KE Holdings, Inc., ADR(a)	499	10,040
Kingboard Holdings Ltd.	3,000	14,595
Kingsoft Corp. Ltd.	2,200	9,664
Kuaishou Technology(a)(b)	1,200	11,090
Kunlun Energy Co. Ltd.	8,000	7,504
Lenovo Group Ltd.	16,000	18,387
Li Ning Co. Ltd.	3,000	32,830
Longfor Group Holdings Ltd.(b)	2,000	9,414
Meituan, B Shares(a)(b)	2,000	57,820
NIO, Inc., ADR(a)	5,189	164,388
Noah Holdings Ltd., ADR(a)	230	7,059
Nongfu Spring Co. Ltd., H Shares(b)	2,800	18,493
NXP Semiconductors N.V.	823	187,463
PetroChina Co. Ltd., H Shares	138,000	61,460
Pinduoduo, Inc., ADR(a)	806	46,990
Ping An Insurance (Group) Co. of China Ltd., H Shares	18,500	133,346
Shenzhou International Group Holdings Ltd.	600	11,535
Sinopharm Group Co. Ltd., H Shares	5,600	12,188
SITC International Holdings Co. Ltd.	7,000	25,337
Smoore International Holdings Ltd.(b)	1,000	5,107
Sunny Optical Technology Group Co. Ltd.	1,700	53,769
Trip.com Group Ltd., ADR(a)	345	8,494
Weibo Corp., ADR(a)	230	7,125

	Shares	Value
China–(continued)
Weichai Power Co. Ltd., H Shares	7,000	$ 13,700
Wharf Holdings Ltd. (The)	4,000	12,284
Wuxi Biologics Cayman, Inc.(a)(b)	6,000	71,318
Xiaomi Corp., B Shares(a)(b)	11,400	27,662
Yadea Group Holdings Ltd.(b)	6,000	11,701
Yum China Holdings, Inc.	307	15,301
Zai Lab Ltd., ADR(a)	230	14,456
Zijin Mining Group Co. Ltd., H Shares	12,000	14,291
		2,403,764

Denmark–1.57%
AP Moller-Maersk A/S, Class B	36	129,202
Carlsberg A/S, Class B	215	36,932
Coloplast A/S, Class B	154	26,941
Demant A/S(a)	576	29,221
DSV A/S	115	26,573
GN Store Nord A/S	269	16,808
H Lundbeck A/S	576	14,854
Novo Nordisk A/S, Class B	6,335	708,220
Novozymes A/S, Class B	573	46,921
Orsted A/S(b)	76	9,760
Pandora A/S	115	14,313
Tryg A/S	691	17,079
Vestas Wind Systems A/S	729	22,045
		1,098,869

Finland–0.32%
Elisa OYJ	192	11,792
Fortum OYJ	1,190	36,347
Kesko OYJ, Class B	345	11,445
Kone OYJ, Class B	422	30,009
Neste OYJ	460	22,683
Sampo OYJ, Class A	1,253	62,512
Stora Enso OYJ, Class R	538	9,784
UPM-Kymmene OYJ	614	23,205
Wartsila OYJ Abp	1,382	19,246
		227,023

France–4.29%
Air Liquide S.A.	691	120,494
Airbus SE(a)	394	50,319
Atos SE	345	14,653
AXA S.A.	1,420	42,319
Bollore S.A.	2,725	15,248
Bouygues S.A.	768	27,517
Bureau Veritas S.A.	345	11,451
Capgemini SE	143	34,928
Carrefour S.A.	1,728	31,671
Cie de Saint-Gobain	1,682	118,313
Cie Generale des Etablissements Michelin S.C.A.	573	93,925
Danone S.A.	466	28,946
Dassault Systemes SE	787	46,687
Eiffage S.A.	466	48,066
ENGIE S.A.	653	9,669
EssilorLuxottica S.A.	1,181	251,399
Eutelsat Communications S.A.	921	11,269
Hermes International	36	62,862
Kering S.A.	143	114,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Income Advantage International Fund

	Shares	Value
France–(continued)
Klepierre S.A.	614	$ 14,560
La Francaise des Jeux SAEM(b)	269	11,918
Legrand S.A.	154	18,023
L’Oreal S.A.	460	218,059
LVMH Moet Hennessy Louis Vuitton SE	394	325,129
Orange S.A.	9,448	101,217
Pernod Ricard S.A.	394	94,796
Publicis Groupe S.A.	845	56,891
Rexel S.A.	729	14,820
Safran S.A.	192	23,581
Sanofi	5,620	564,662
Sartorius Stedim Biotech	39	21,359
Schneider Electric SE	787	154,291
Suez S.A.	1,036	23,366
Teleperformance	107	47,705
TotalEnergies SE	2,433	123,574
Veolia Environnement S.A.	576	21,129
Vinci S.A.	230	24,369
Vivendi SE	768	10,390
		3,004,317

Germany–3.60%
adidas AG	76	21,918
Allianz SE	787	186,062
BASF SE	921	64,779
Bayerische Motoren Werke AG	1,288	129,794
Beiersdorf AG	76	7,820
Brenntag SE	154	13,952
Carl Zeiss Meditec AG, BR	39	8,207
Continental AG(a)	154	16,304
Daimler AG	3,328	255,557
Daimler Truck Holding AG(a)	1,664	61,172
Deutsche Bank AG(a)	998	12,527
Deutsche Boerse AG	154	25,798
Deutsche Post AG	576	37,075
Deutsche Telekom AG	8,124	150,986
Deutsche Wohnen SE	1,613	67,675
E.ON SE	2,265	31,419
Evonik Industries AG	422	13,677
Fresenius Medical Care AG & Co. KGaA	998	64,650
Fresenius SE & Co. KGaA	3,292	132,732
HeidelbergCement AG	307	20,800
HelloFresh SE(a)	154	11,846
Henkel AG & Co. KGaA, Preference Shares	269	21,784
Infineon Technologies AG	1,075	49,847
Knorr-Bremse AG	115	11,349
LANXESS AG	307	19,049
LEG Immobilien SE	192	26,821
Merck KGaA	614	158,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	322	95,526
Porsche Automobil Holding SE, Preference Shares	806	76,489
ProSiebenSat.1 Media SE	653	10,425
RWE AG	1,229	49,933
SAP SE	460	65,698
Scout24 SE(b)	269	18,857
Siemens AG	751	130,541
Siemens Healthineers AG(b)	345	25,852

	Shares	Value
Germany–(continued)
Symrise AG	154	$ 22,843
Telefonica Deutschland Holding AG	5,028	13,910
thyssenkrupp AG(a)	4,107	45,242
United Internet AG	307	12,178
Volkswagen AG, Preference Shares	1,467	296,465
Vonovia SE	460	25,400
Zalando SE(a)(b)	76	6,163
		2,517,861

Greece–0.01%
Hellenic Telecommunications Organization S.A.	538	9,957

Hong Kong–0.93%
AIA Group Ltd.	12,800	129,042
CK Asset Holdings Ltd.	6,500	40,990
CK Hutchison Holdings Ltd.	13,500	87,116
CLP Holdings Ltd.	4,000	40,398
Henderson Land Development Co. Ltd.	3,000	12,778
Hong Kong & China Gas Co. Ltd. (The)	14,000	21,796
Hong Kong Exchanges & Clearing Ltd.	1,300	75,984
Hongkong Land Holdings Ltd.	5,500	28,580
Jardine Matheson Holdings Ltd.	600	33,031
Kerry Properties Ltd.	3,000	7,813
Link REIT	6,700	59,024
New World Development Co. Ltd.	3,000	11,876
Sun Hung Kai Properties Ltd.	4,500	54,627
Techtronic Industries Co. Ltd.	1,000	19,906
WH Group Ltd.	18,875	11,840
Wharf Real Estate Investment Co. Ltd.	3,000	15,239
		650,040

Indonesia–0.06%
PT Astra International Tbk	42,200	16,859
PT Telkom Indonesia (Persero) Tbk	90,100	25,741
		42,600

Ireland–0.06%
AerCap Holdings N.V.(a)	609	39,841

Israel–0.09%
Check Point Software Technologies Ltd.(a)	466	54,317
Nice Ltd.(a)	39	11,838
		66,155

Italy–0.46%
Assicurazioni Generali S.p.A.	2,994	63,190
Buzzi Unicem S.p.A.	384	8,243
Enel S.p.A.	11,846	94,341
Eni S.p.A.	1,344	18,579
Ferrari N.V.	76	19,549
Moncler S.p.A.	154	11,130
Poste Italiane S.p.A.(b)	1,728	22,676
Recordati Industria Chimica e Farmaceutica S.p.A.	192	12,299
Snam S.p.A.	2,265	13,614
Telecom Italia S.p.A.	87,790	43,172
Terna Rete Elettrica Nazionale S.p.A.	2,034	16,411
		323,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Income Advantage International Fund

	Shares	Value
Japan–8.67%
Advantest Corp.	400	$ 37,557
AGC, Inc.	500	23,866
Aisin Corp.	300	11,503
Ajinomoto Co., Inc.	700	21,282
Amada Co. Ltd.	1,300	12,874
Asahi Group Holdings Ltd.	400	15,524
Asahi Kasei Corp.	900	8,459
Astellas Pharma, Inc.	6,200	100,836
Bandai Namco Holdings, Inc.	100	7,820
Bridgestone Corp.	2,900	124,782
Brother Industries Ltd.	700	13,457
Canon, Inc.	2,300	56,011
Chubu Electric Power Co., Inc.	2,000	21,116
CyberAgent, Inc.	600	9,985
Dai Nippon Printing Co. Ltd.	700	17,607
Daiichi Life Holdings, Inc.	600	12,122
Daiichi Sankyo Co. Ltd.	1,700	43,228
Daikin Industries Ltd.	100	22,685
Daito Trust Construction Co. Ltd.	400	45,698
Daiwa House Industry Co. Ltd.	2,000	57,521
Daiwa Securities Group, Inc.	1,700	9,588
Denso Corp.	400	33,030
Ebara Corp.	400	22,224
ENEOS Holdings, Inc.	16,200	60,640
FANUC Corp.	200	42,397
FUJIFILM Holdings Corp.	1,700	126,019
Fujitsu Ltd.	100	17,134
Hamamatsu Photonics K.K.	200	12,763
Hitachi Ltd.	3,000	162,501
Honda Motor Co. Ltd.	5,100	143,221
Hoya Corp.	1,000	148,275
Inpex Corp.	4,400	38,368
Isuzu Motors Ltd.	1,600	19,907
ITOCHU Corp.	4,800	146,817
Japan Post Holdings Co. Ltd.	9,800	76,490
Japan Real Estate Investment Corp.	2	11,354
Japan Tobacco, Inc.	2,900	58,470
Kajima Corp.	1,400	16,079
Kao Corp.	700	36,630
KDDI Corp.	3,600	105,224
Keyence Corp.	100	62,846
Kirin Holdings Co. Ltd.	1,400	22,452
Komatsu Ltd.	600	14,051
Kubota Corp.	700	15,541
Kyocera Corp.	200	12,497
Lasertec Corp.	300	91,199
M3, Inc.	300	15,111
Marubeni Corp.	6,400	62,295
MINEBEA MITSUMI, Inc.	600	17,034
Mitsubishi Chemical Holdings Corp.	2,900	21,483
Mitsubishi Corp.	6,300	200,033
Mitsubishi Electric Corp.	3,600	45,650
Mitsubishi Estate Co. Ltd.	600	8,318
Mitsui & Co. Ltd.	6,800	161,020
Mitsui Chemicals, Inc.	500	13,433
Mitsui Fudosan Co. Ltd.	800	15,847
Mitsui OSK Lines Ltd.	500	37,126
MS&AD Insurance Group Holdings, Inc.	300	9,257

	Shares	Value
Japan–(continued)
Murata Manufacturing Co. Ltd.	900	$ 71,455
NEC Corp.	1,300	60,016
NGK Insulators Ltd.	800	13,522
Nidec Corp.	400	47,020
Nintendo Co. Ltd.	100	46,644
Nippon Steel Corp.	1,100	17,990
Nippon Telegraph & Telephone Corp.	9,500	259,749
Nippon Yusen K.K.	1,200	91,399
Nissan Motor Co. Ltd.(a)	6,000	28,994
Nitori Holdings Co. Ltd.	100	14,955
Nitto Denko Corp.	300	23,188
Nomura Holdings, Inc.	4,900	21,370
Nomura Research Institute Ltd.	600	25,551
NTT Data Corp.	700	15,009
Obayashi Corp.	1,700	13,154
Oji Holdings Corp.	1,700	8,218
Olympus Corp.	2,900	66,611
Omron Corp.	300	29,893
Ono Pharmaceutical Co. Ltd.	900	22,310
Oriental Land Co. Ltd.	100	16,852
ORIX Corp.	3,500	71,435
Otsuka Holdings Co. Ltd.	1,000	36,187
Panasonic Corp.	7,900	86,888
Recruit Holdings Co. Ltd.	2,300	139,423
Renesas Electronics Corp.(a)	1,200	14,735
Resona Holdings, Inc.	4,000	15,559
Secom Co. Ltd.	200	13,886
Seiko Epson Corp.	900	16,206
Sekisui Chemical Co. Ltd.	800	13,369
Sekisui House Ltd.	1,300	27,906
Seven & i Holdings Co. Ltd.	800	35,166
Shin-Etsu Chemical Co. Ltd.	400	69,278
Shinsei Bank Ltd.	900	14,660
Shionogi & Co. Ltd.	800	56,512
Shiseido Co. Ltd.	300	16,730
Softbank Corp.	7,900	99,898
SoftBank Group Corp.	2,100	99,224
Sojitz Corp.	1,300	19,530
Sompo Holdings, Inc.	800	33,796
Sony Group Corp.	3,900	492,996
Sumitomo Chemical Co. Ltd.	4,600	21,677
Sumitomo Corp.	3,400	50,268
Sumitomo Electric Industries Ltd.	700	9,126
Suzuki Motor Corp.	500	19,254
Sysmex Corp.	100	13,473
T&D Holdings, Inc.	1,300	16,638
Taiheiyo Cement Corp.	500	9,888
Taisei Corp.	700	21,270
Takeda Pharmaceutical Co. Ltd.	7,200	196,771
TDK Corp.	200	7,808
Terumo Corp.	300	12,677
Tokio Marine Holdings, Inc.	1,700	94,474
Tokyo Electric Power Co. Holdings, Inc.(a)	3,100	8,023
Tokyo Electron Ltd.	300	171,737
Tokyo Gas Co. Ltd.	700	12,582
Toppan, Inc.	1,000	18,745
Toray Industries, Inc.	3,200	18,969
Toshiba Corp.	600	24,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Income Advantage International Fund

	Shares	Value
Japan–(continued)
Tosoh Corp.	700	$ 10,383
Toyota Industries Corp.	400	31,961
Toyota Motor Corp.	9,500	175,369
Toyota Tsusho Corp.	500	23,041
Yamada Holdings Co. Ltd.	4,100	14,009
Yamaha Corp.	200	9,860
Yamato Holdings Co. Ltd.	400	9,380
Yaskawa Electric Corp.	400	19,616
		6,065,214

Luxembourg–0.13%
ArcelorMittal S.A.	2,380	76,554
Eurofins Scientific SE	115	14,238
		90,792

Malaysia–0.05%
IHH Healthcare Bhd.	13,400	23,615
Tenaga Nasional Bhd.	5,600	12,555
		36,170

Mexico–0.23%
Cemex S.A.B. de C.V., ADR(a)	2,840	19,255
Fibra Uno Administracion S.A. de C.V.	28,000	29,593
Fomento Economico Mexicano, S.A.B. de C.V., ADR	345	26,810
Grupo Mexico S.A.B. de C.V., Class B	3,600	15,699
Grupo Televisa S.A.B., ADR	1,420	13,305
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,900	59,087
		163,749

Netherlands–2.51%
Adyen N.V.(a)(b)	17	44,476
Akzo Nobel N.V.	501	55,150
ASM International N.V.	107	46,987
ASML Holding N.V.	1,074	856,378
ASR Nederland N.V.	345	15,862
EXOR N.V.	537	47,799
Heineken Holding N.V.	192	17,726
Heineken N.V.	269	30,247
Koninklijke Ahold Delhaize N.V.	6,155	210,900
Koninklijke DSM N.V.	287	64,440
Koninklijke KPN N.V.	4,568	14,185
Koninklijke Philips N.V.	1,728	64,229
NN Group N.V.	1,754	94,797
Prosus N.V.	384	32,031
Randstad N.V.	307	21,032
Signify N.V.	460	21,203
Universal Music Group N.V.	768	21,653
Wolters Kluwer N.V.	859	100,963
		1,760,058

New Zealand–0.07%
Fisher & Paykel Healthcare Corp. Ltd.	998	22,380
Spark New Zealand Ltd.	3,992	12,362
Xero Ltd.(a)	115	11,779
		46,521

Philippines–0.02%
SM Prime Holdings, Inc.	16,500	10,973

	Shares	Value
Poland–0.04%
Powszechny Zaklad Ubezpieczen S.A.	2,918	$ 25,581

Romania–0.02%
NEPI Rockcastle PLC	2,034	13,527

Russia–0.80%
Gazprom PJSC, ADR	5,067	46,566
Lukoil PJSC, ADR	1,968	176,726
Magnit PJSC, GDR(b)	1,574	23,610
MMC Norilsk Nickel PJSC, ADR	1,919	58,856
Novatek PJSC, GDR(b)	143	33,384
Polymetal International PLC	422	7,494
Rosneft Oil Co. PJSC, GDR(b)	12,239	98,426
Severstal PAO, GDR(b)	422	9,090
Surgutneftegas PJSC, ADR	14,126	74,585
Tatneft PJSC, ADR	576	22,464
X5 Retail Group N.V., GDR(b)	422	11,170
		562,371

Saudi Arabia–0.02%
Delivery Hero SE(a)(b)	115	12,839

Singapore–0.13%
Ascendas REIT	6,300	13,798
Singapore Exchange Ltd.	2,700	18,644
Singapore Telecommunications Ltd.	5,500	9,469
STMicroelectronics N.V.	960	47,165
		89,076

South Africa–0.42%
Anglo American PLC	2,684	109,864
Bidvest Group Ltd. (The)	1,420	16,885
Exxaro Resources Ltd.	1,382	13,259
FirstRand Ltd.	5,336	20,358
Impala Platinum Holdings Ltd.	845	11,935
Life Healthcare Group Holdings Ltd.	7,293	10,999
Naspers Ltd., Class N	230	35,689
Remgro Ltd.	2,687	22,116
Shoprite Holdings Ltd.	1,765	23,123
Sibanye Stillwater Ltd.	5,835	18,031
Woolworths Holdings Ltd.	3,762	12,245
		294,504

South Korea–1.69%
Amorepacific Corp.	76	10,596
CJ CheilJedang Corp.	39	12,656
E-MART, Inc.	154	19,514
GS Holdings Corp.	307	10,091
Hankook Tire & Technology Co. Ltd.	345	11,464
HMM Co. Ltd.(a)	1,728	39,073
Hyundai Engineering & Construction Co. Ltd.	345	12,863
Hyundai Mobis Co. Ltd.	215	45,666
Hyundai Motor Co.	76	13,354
Hyundai Steel Co.	307	10,582
Kakao Corp.	269	25,371
Kia Corp.	806	55,335
Korea Electric Power Corp.	768	14,225
Korea Investment Holdings Co. Ltd.	115	7,788
KT Corp.	1,113	28,612
KT&G Corp.	501	33,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Income Advantage International Fund

	Shares	Value
South Korea–(continued)
Kumho Petrochemical Co. Ltd.	115	$ 16,008
LG Chem Ltd.	36	18,574
LG Corp.	384	25,968
LG Display Co. Ltd.(a)	729	15,075
LG Electronics, Inc.	422	48,800
NAVER Corp.	76	24,128
NCSoft Corp.	39	21,058
POSCO	322	73,918
Samsung C&T Corp.	192	19,083
Samsung Electronics Co. Ltd.	5,797	380,574
Samsung SDI Co. Ltd.	39	21,362
SK Hynix, Inc.	729	79,761
SK Innovation Co. Ltd.(a)	39	7,820
SK Square Co. Ltd.(a)	287	16,031
SK Telecom Co. Ltd.	787	38,315
SK, Inc.	115	24,196
		1,181,177

Spain–0.94%
Acciona S.A.	107	20,391
ACS Actividades de Construccion y Servicios S.A.	1,151	30,872
Amadeus IT Group S.A.(a)	269	18,118
Cellnex Telecom S.A.(b)	307	17,824
Enagas S.A.	1,190	27,523
Endesa S.A.	691	15,929
Ferrovial S.A.	691	21,671
Grifols S.A.	883	16,895
Iberdrola S.A.	17,643	206,749
Industria de Diseno Textil S.A.	921	29,848
Merlin Properties SOCIMI S.A.	1,919	20,843
Naturgy Energy Group S.A.	845	27,433
Red Electrica Corp. S.A.	1,843	39,891
Repsol S.A.	6,372	75,633
Telefonica S.A.	19,754	85,995
		655,615

Sweden–1.13%
Assa Abloy AB, Class B	1,036	31,472
Atlas Copco AB, Class A	998	69,085
Electrolux AB, Class B	768	18,567
Epiroc AB, Class A	2,073	52,557
EQT AB	691	37,559
Essity AB, Class B	422	13,770
Evolution AB(b)	358	50,364
Getinge AB, Class B	576	25,019
H & M Hennes & Mauritz AB, Class B	460	9,021
Hexagon AB, Class B	2,073	32,636
ICA Gruppen AB	192	11,351
Industrivarden AB, Class C	576	18,016
Investor AB, Class B	4,223	105,610
Kinnevik AB, Class B(a)	729	25,789
Lundin Energy AB	1,535	55,049
Sandvik AB	653	18,245
Securitas AB, Class B	960	13,195
Skanska AB, Class B	1,229	31,656
SKF AB, Class B	384	9,052
Svenska Cellulosa AB S.C.A., Class B	653	11,567
Swedish Match AB	4,146	32,942

	Shares	Value
Sweden–(continued)
Tele2 AB, Class B	1,728	$ 24,629
Telefonaktiebolaget LM Ericsson, Class B	1,881	20,661
Telia Co. AB	2,955	11,554
Trelleborg AB, Class B	691	18,057
Volvo AB, Class B	2,034	46,895
		794,318

Switzerland–4.52%
ABB Ltd.	1,611	61,381
Adecco Group AG	384	19,632
Alcon, Inc.	499	43,964
Cie Financiere Richemont S.A.	501	74,811
Credit Suisse Group AG	9,054	87,817
Geberit AG	72	58,612
Givaudan S.A.	15	78,928
Holcim Ltd.	1,497	76,185
Julius Baer Group Ltd.	384	25,661
Kuehne + Nagel International AG, Class R	76	24,441
Logitech International S.A., Class R	192	16,070
Lonza Group AG	36	29,990
Nestle S.A.	5,905	825,471
Novartis AG	3,650	320,530
Partners Group Holding AG	36	59,347
PSP Swiss Property AG	76	9,461
Roche Holding AG	2,004	830,729
Schindler Holding AG, PC	107	28,708
SGS S.A.	10	33,310
Sika AG	107	44,415
Sonova Holding AG, Class A	39	15,232
Straumann Holding AG, Class R	36	76,070
Swatch Group AG (The), BR	39	11,881
Swiss Life Holding AG	39	23,870
Swisscom AG	107	60,363
UBS Group AG	10,701	192,063
Zurich Insurance Group AG	76	33,305
		3,162,247

Taiwan–3.50%
Acer, Inc.	15,000	16,473
ASE Technology Holding Co. Ltd.	4,000	15,334
Asustek Computer, Inc.	1,000	13,591
AU Optronics Corp.	50,000	41,209
Catcher Technology Co. Ltd.	3,000	16,921
Cathay Financial Holding Co. Ltd.	14,000	31,547
Chailease Holding Co. Ltd.	3,000	28,483
China Steel Corp.	31,000	39,597
Chunghwa Telecom Co. Ltd.	11,000	46,319
Compal Electronics, Inc.	21,000	18,352
Delta Electronics, Inc.	4,000	39,763
Evergreen Marine Corp. Taiwan Ltd.	10,000	51,240
Far EasTone Telecommunications Co. Ltd.	4,000	9,340
Formosa Chemicals & Fibre Corp.	4,000	11,663
Formosa Plastics Corp.	5,000	18,758
Fubon Financial Holding Co. Ltd.	12,000	33,087
Globalwafers Co. Ltd.	1,000	31,976
HannStar Display Corp.	18,000	11,720
Hon Hai Precision Industry Co. Ltd.	46,000	172,453
Innolux Corp.	52,000	36,646
Lite-On Technology Corp.	7,000	16,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Income Advantage International Fund

	Shares	Value
Taiwan–(continued)
MediaTek, Inc.	3,000	$ 128,264
Medigen Vaccine Biologics Corp.(a)	1,000	10,807
Nan Ya Plastics Corp.	6,000	18,482
Novatek Microelectronics Corp.	2,000	38,799
Quanta Computer, Inc.	11,000	37,589
Realtek Semiconductor Corp.	1,000	20,968
Sea Ltd., ADR(a)	322	72,035
Taiwan Cement Corp.	7,000	12,145
Taiwan Mobile Co. Ltd.	5,000	18,073
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	1,151,423
Uni-President Enterprises Corp.	8,000	19,837
United Microelectronics Corp.	40,000	93,453
Wan Hai Lines Ltd.	6,000	43,089
Winbond Electronics Corp.	15,000	18,330
WPG Holdings Ltd.	7,000	13,293
Yang Ming Marine Transport Corp.(a)	7,000	30,628
Yuanta Financial Holding Co. Ltd.	27,000	24,656
		2,452,485

Tanzania–0.02%
AngloGold Ashanti Ltd.	538	11,231

Thailand–0.05%
Delta Electronics Thailand PCL, Foreign Shares	3,000	37,000

Turkey–0.05%
Eregli Demir ve Celik Fabrikalari TAS	10,940	23,270
Turkcell Iletisim Hizmetleri A.S.	6,103	8,318
		31,588

United Kingdom–5.35%
3i Group PLC	1,113	21,776
abrdn PLC	3,685	12,010
Admiral Group PLC	691	29,542
Ashtead Group PLC	1,145	91,757
AstraZeneca PLC	930	108,368
Auto Trader Group PLC(b)	1,728	17,273
Aviva PLC	9,789	54,361
B&M European Value Retail S.A.	1,613	13,806
Balfour Beatty PLC	2,725	9,640
Berkeley Group Holdings PLC	230	14,826
BP PLC	8,137	36,199
British American Tobacco PLC	6,621	245,317
BT Group PLC	23,877	54,598
Bunzl PLC	751	29,285
CNH Industrial N.V.	2,457	47,189
Coca-Cola Europacific Partners PLC	460	25,728
Compass Group PLC(a)	3,150	70,170
Croda International PLC	154	21,121
Diageo PLC	6,334	345,285
DS Smith PLC	2,994	15,582
Entain PLC(a)	1,113	25,271
Experian PLC	576	28,255
GlaxoSmithKline PLC	14,637	318,269
Halma PLC	307	13,259
Hargreaves Lansdown PLC	460	8,441
Howden Joinery Group PLC	1,305	15,880
Imperial Brands PLC	3,263	71,353
Inchcape PLC	998	12,269

	Shares	Value
United Kingdom–(continued)
InterContinental Hotels Group PLC(a)	154	$ 9,913
J Sainsbury PLC	4,529	16,886
Kingfisher PLC	8,829	40,367
Legal & General Group PLC	3,224	12,978
London Stock Exchange Group PLC	154	14,414
M&G PLC	6,756	18,238
Man Group PLC	4,913	15,118
Melrose Industries PLC	4,069	8,829
National Grid PLC	12,275	177,110
Next PLC	230	25,305
Pearson PLC	2,111	17,480
Pennon Group PLC	2,111	33,425
Persimmon PLC	614	23,682
Phoenix Group Holdings PLC	2,955	26,064
Prudential PLC	1,266	21,831
Reckitt Benckiser Group PLC	501	42,980
RELX PLC	1,650	53,776
Rightmove PLC	1,728	18,555
Royal Dutch Shell PLC, Class A	27,986	614,067
Royal Mail PLC	8,944	61,354
Segro PLC	2,534	49,224
Severn Trent PLC	460	18,371
Spirax-Sarco Engineering PLC	76	16,537
SSE PLC	2,534	56,506
St James’s Place PLC	538	12,256
Tate & Lyle PLC	960	8,579
Tesco PLC	37,541	147,185
Unilever PLC	5,440	291,445
United Utilities Group PLC	1,036	15,292
Vodafone Group PLC	71,288	106,325
WPP PLC	921	13,921
		3,744,843

United States–0.50%
Atlassian Corp. PLC, Class A(a)	76	28,978
Bausch Health Cos., Inc.(a)	345	9,530
Ferguson PLC	823	146,198
James Hardie Industries PLC, CDI	653	26,283
JBS S.A.	2,200	14,991
Stellantis N.V.	1,804	33,873
Swiss Re AG	768	75,856
Tenaris S.A.	1,305	13,620
		349,329

Zambia–0.07%
First Quantum Minerals Ltd.	2,111	50,516
Total Common Stocks & Other Equity Interests (Cost $36,623,257)		37,311,983

	Principal Amount
Equity Linked Notes–22.96%
Canada–4.01%
Canadian Imperial Bank of Commerce, 23.42%, 01/11/2022(b)	$301,000	296,754
Canadian Imperial Bank of Commerce, 26.20%, 01/11/2022(b)	623,000	628,755
Canadian Imperial Bank of Commerce, 25.10%, 01/13/2022(b)	627,000	631,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Income Advantage International Fund

	Principal Amount	Value
Canada–(continued)
Canadian Imperial Bank of Commerce, 21.33%, 01/18/2022(b)	$647,000	$ 639,928
Royal Bank of Canada, Conv., 19.27%, 01/21/2022(b)	323,000	319,829
Royal Bank of Canada, Conv., 19.87%, 01/25/2022(b)	290,000	287,006
		2,803,778

France–4.45%
BNP Paribas Issuance B.V., 29.93%, 01/12/2022(b)	628,000	635,719
BNP Paribas Issuance B.V., 26.65%, 01/12/2022(b)	311,000	310,592
BNP Paribas Issuance B.V., 19.63%, 01/26/2022(b)	610,000	612,033
BNP Paribas Issuance B.V., 23.86%, 01/26/2022(b)	300,000	301,221
BNP Paribas S.A., 20.29%, 01/19/2022(b)	309,000	302,068
Societe Generale S.A., 20.00%, 01/24/2022(b)	324,000	322,205
Societe Generale S.A., 20.00%, 01/25/2022(b)	628,000	628,548
		3,112,386

Switzerland–6.07%
Credit Suisse AG, 26.70%, 01/20/2022(b)	314,000	306,475
Credit Suisse AG, 25.50%, 01/27/2022(b)	2,629,000	2,652,500
UBS AG, 22.28%, 01/19/2022(b)	651,000	648,258
UBS AG, 20.16%, 01/20/2022(b)	648,000	644,170
		4,251,403

United States–8.43%
GS Finance Corp., 24.30%, 01/10/2022(b)	300,000	299,845

	Principal Amount	Value
United States–(continued)
GS Finance Corp., 24.56%, 01/10/2022(b)	$602,000	$ 607,702
GS Finance Corp., 23.20%, 01/27/2022(b)	1,226,000	1,229,085
HSBC Bank USA N.A., 20.91%, 01/14/2022(b)	303,000	295,851
HSBC Bank USA N.A., 22.23%, 01/14/2022(b)	638,000	632,110
HSBC Bank USA N.A., 18.95%, 01/21/2022(b)	661,000	663,914
HSBC Bank USA N.A., 19.72%, 01/24/2022(b)	654,000	657,681
HSBC USA, Inc., 23.92%, 01/13/2022(b)	306,000	303,294
Morgan Stanley Finance LLC, Series 4, 25.05%, 01/07/2022(b)	289,000	288,660
Morgan Stanley Finance LLC, Series 5, 21.75%, 01/07/2022(b)	617,000	623,446
Morgan Stanley Finance LLC, Series E, 18.50%, 01/18/2022(b)	308,000	299,883
		5,901,471
Total Equity Linked Notes (Cost $16,067,000)		16,069,038

	Shares

Money Market Funds–22.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	5,444,739	5,444,739
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)(d)	3,880,341	3,881,117
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	6,222,558	6,222,558
Total Money Market Funds (Cost $15,548,598)		15,548,414
TOTAL INVESTMENTS IN SECURITIES–98.50% (Cost $68,238,855)		68,929,435
OTHER ASSETS LESS LIABILITIES–1.50%		1,050,006
NET ASSETS–100.00%		$69,979,441

Investment Abbreviations:

ADR	– American Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
Conv.	– Convertible
GDR	– Global Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Invesco Income Advantage International Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2021 was $16,756,408, which represented 23.94% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$327,478	$ 23,352,586	$(18,235,325)	$ -	$ -	$ 5,444,739	$ 749
Invesco Liquid Assets Portfolio, Institutional Class	233,846	16,667,818	(13,019,773)	(156)	(618)	3,881,117	234
Invesco Treasury Portfolio, Institutional Class	374,261	26,688,670	(20,840,373)	-	-	6,222,558	335
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	413,318	(413,318)	-	-	-	3*
Invesco Private Prime Fund	-	618,805	(618,805)	-	-	-	31*
Total	$935,585	$67,741,197	$(53,127,594)	$(156)	$(618)	$15,548,414	$1,352

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16 Invesco Income Advantage International Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost $52,690,257)	$53,381,021

Investments in affiliated money market funds, at value (Cost $15,548,598)	15,548,414

Foreign currencies, at value (Cost $81,322)	80,693

Receivable for:
Fund shares sold	9,405

Dividends	137,779

Interest	144,242

Cash segregated as collateral	800,000

Investment for trustee deferred compensation and retirement plans	68,966

Other assets	41,757

Total assets	70,212,277

Liabilities:
Payable for:
Fund shares reacquired	32,469

Amount due custodian	25,961

Accrued fees to affiliates	37,076

Accrued other operating expenses	61,089

Trustee deferred compensation and retirement plans	76,241

Total liabilities	232,836

Net assets applicable to shares outstanding	$69,979,441

Net assets consist of:
Shares of beneficial interest	$70,025,678

Distributable earnings (loss)	(46,237)

$69,979,441

Net Assets:
Class A	$64,112,456
Class C	$ 1,175,764
Class R	$ 1,655,209
Class Y	$ 2,334,854
Class R5	$ 679,464
Class R6	$ 21,694

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,404,493
Class C	85,417
Class R	113,516
Class Y	160,012
Class R5	46,150
Class R6	1,475
Class A:
Net asset value per share	$ 14.56
Maximum offering price per share (Net asset value of $14.56 ÷ 94.50%)	$ 15.41
Class C:
Net asset value and offering price per share	$ 13.76
Class R:
Net asset value and offering price per share	$ 14.58
Class Y:
Net asset value and offering price per share	$ 14.59
Class R5:
Net asset value and offering price per share	$ 14.72
Class R6:
Net asset value and offering price per share	$ 14.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17 Invesco Income Advantage International Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:

Interest	$1,486,349

Dividends (net of foreign withholding taxes of $143,186)	1,915,915

Dividends from affiliated money market funds (includes securities lending income of $59)	1,377

Total investment income	3,403,641

Expenses:
Advisory fees	555,255

Administrative services fees	10,064

Custodian fees	8,818

Distribution fees:
Class A	164,925

Class C	12,717

Class R	7,798

Transfer agent fees – A, C, R and Y	147,823

Transfer agent fees – R5	477

Transfer agent fees – R6	12

Trustees’ and officers’ fees and benefits	24,239

Registration and filing fees	80,854

Reports to shareholders	21,364

Professional services fees	61,586

Other	17,685

Total expenses	1,113,617

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(86,141)

Net expenses	1,027,476

Net investment income	2,376,165

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $396)	12,178,849

Affiliated investment securities	(618)

Foreign currencies	(12,486)

Forward foreign currency contracts	560,862

Futures contracts	75,548

12,802,155

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,966,219)

Affiliated investment securities	(156)

Foreign currencies	(11,751)

Forward foreign currency contracts	581,355

Futures contracts	(21,407)

(5,418,178)

Net realized and unrealized gain	7,383,977

Net increase in net assets resulting from operations	$9,760,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18 Invesco Income Advantage International Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$2,376,165	$1,078,297

Net realized gain (loss)	12,802,155	(7,745,919)

Change in net unrealized appreciation (depreciation)	(5,418,178)	1,477,595

Net increase (decrease) in net assets resulting from operations	9,760,142	(5,190,027)

Distributions to shareholders from distributable earnings:
Class A	(1,752,390)	(1,056,374)

Class C	(23,528)	(21,590)

Class R	(38,642)	(20,019)

Class Y	(62,439)	(38,339)

Class R5	(19,570)	(10,379)

Class R6	(646)	(15,712)

Total distributions from distributable earnings	(1,897,215)	(1,162,413)

Return of capital:
Class A	–	(259,439)

Class C	–	(5,302)

Class R	–	(4,917)

Class Y	–	(9,416)

Class R5	–	(2,549)

Class R6	–	(3,859)

Total return of capital	–	(285,482)

Total distributions	(1,897,215)	(1,447,895)

Share transactions-net:
Class A	(5,302,795)	(7,108,178)

Class C	(274,092)	(1,224,635)

Class R	188,580	(337,252)

Class Y	122,744	(587,806)

Class R5	57,382	9,567

Class R6	205	(1,302,594)

Net increase (decrease) in net assets resulting from share transactions	(5,207,976)	(10,550,898)

Net increase (decrease) in net assets	2,654,951	(17,188,820)

Net assets:
Beginning of year	67,324,490	84,513,310

End of year	$69,979,441	$67,324,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19 Invesco Income Advantage International Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/21	$13.02	$0.48		$1.45	$1.93	$(0.39)	$–	$(0.39)	$14.56	14.84%	$64,112	1.43%		1.55%		3.33%		115%
Year ended 12/31/20	14.04	0.19		(0.95)	(0.76)	(0.21)	(0.05)	(0.26)	13.02	(5.16)	62,139	1.55		1.55		1.54		71
Year ended 12/31/19	12.23	0.29		1.81	2.10	(0.29)	–	(0.29)	14.04	17.26	74,917	1.59		1.59		2.19		103
Year ended 12/31/18	13.89	0.28	(d)	(1.70)	(1.42)	(0.24)	–	(0.24)	12.23	(10.39)	70,104	1.59		1.59		2.07	(d)	111
Year ended 12/31/17	12.37	0.38		1.55	1.93	(0.41)	–	(0.41)	13.89	15.77	88,550	1.65		1.65		2.83		78
Class C
Year ended 12/31/21	12.32	0.35		1.36	1.71	(0.27)	–	(0.27)	13.76	13.86	1,176	2.18		2.30		2.58		115
Year ended 12/31/20	13.27	0.09		(0.88)	(0.79)	(0.13)	(0.03)	(0.16)	12.32	(5.82)	1,302	2.30		2.30		0.79		71
Year ended 12/31/19	11.56	0.18		1.71	1.89	(0.18)	–	(0.18)	13.27	16.40	2,781	2.34		2.34		1.44		103
Year ended 12/31/18	13.13	0.17	(d)	(1.61)	(1.44)	(0.13)	–	(0.13)	11.56	(11.08)	6,782	2.34		2.34		1.32	(d)	111
Year ended 12/31/17	11.69	0.26		1.47	1.73	(0.29)	–	(0.29)	13.13	14.93	9,163	2.40		2.40		2.08		78
Class R
Year ended 12/31/21	13.04	0.45		1.44	1.89	(0.35)	–	(0.35)	14.58	14.55	1,655	1.68		1.80		3.08		115
Year ended 12/31/20	14.06	0.16		(0.95)	(0.79)	(0.18)	(0.05)	(0.23)	13.04	(5.41)	1,307	1.80		1.80		1.29		71
Year ended 12/31/19	12.25	0.26		1.81	2.07	(0.26)	–	(0.26)	14.06	16.95	1,818	1.84		1.84		1.94		103
Year ended 12/31/18	13.91	0.25	(d)	(1.71)	(1.46)	(0.20)	–	(0.20)	12.25	(10.60)	1,253	1.84		1.84		1.82	(d)	111
Year ended 12/31/17	12.38	0.35		1.56	1.91	(0.38)	–	(0.38)	13.91	15.55	1,496	1.90		1.90		2.58		78
Class Y
Year ended 12/31/21	13.05	0.52		1.45	1.97	(0.43)	–	(0.43)	14.59	15.10	2,335	1.18		1.30		3.58		115
Year ended 12/31/20	14.07	0.23		(0.96)	(0.73)	(0.23)	(0.06)	(0.29)	13.05	(4.89)	2,001	1.30		1.30		1.79		71
Year ended 12/31/19	12.26	0.33		1.80	2.13	(0.32)	–	(0.32)	14.07	17.52	2,910	1.34		1.34		2.44		103
Year ended 12/31/18	13.93	0.32	(d)	(1.72)	(1.40)	(0.27)	–	(0.27)	12.26	(10.21)	2,168	1.34		1.34		2.32	(d)	111
Year ended 12/31/17	12.39	0.41		1.58	1.99	(0.45)	–	(0.45)	13.93	16.20	4,714	1.40		1.40		3.08		78
Class R5
Year ended 12/31/21	13.17	0.53		1.46	1.99	(0.44)	–	(0.44)	14.72	15.15	679	1.10		1.16		3.66		115
Year ended 12/31/20	14.20	0.25		(0.97)	(0.72)	(0.25)	(0.06)	(0.31)	13.17	(4.74)	557	1.16		1.16		1.93		71
Year ended 12/31/19	12.38	0.35		1.83	2.18	(0.36)	–	(0.36)	14.20	17.69	594	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(d)	(1.73)	(1.39)	(0.29)	–	(0.29)	12.38	(10.05)	502	1.21		1.21		2.45	(d)	111
Year ended 12/31/17	12.52	0.44		1.57	2.01	(0.47)	–	(0.47)	14.06	16.27	1,042	1.24		1.24		3.24		78
Class R6
Year ended 12/31/21	13.16	0.53		1.46	1.99	(0.44)	–	(0.44)	14.71	15.16	22	1.10		1.15		3.66		115
Year ended 12/31/20	14.21	0.24		(0.98)	(0.74)	(0.25)	(0.06)	(0.31)	13.16	(4.88)	19	1.16		1.16		1.93		71
Year ended 12/31/19	12.38	0.35		1.84	2.19	(0.36)	–	(0.36)	14.21	17.77	1,494	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(d)	(1.73)	(1.39)	(0.29)	–	(0.29)	12.38	(10.03)	1,483	1.20		1.20		2.46	(d)	111
Period ended 12/31/17(e)	13.27	0.34		0.81	1.15	(0.36)	–	(0.36)	14.06	8.72	11	1.20	(f)	1.20	(f)	3.28	(f)	78

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.23 and 1.73%, $0.12 and 0.98%, $0.20 and 1.48%, $0.27 and 1.98%, $0.29 and 2.11% and $0.29 and 2.12% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of April 4, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20 Invesco Income Advantage International Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Income Advantage International Fund, formerly Invesco Global Low Volatility Equity Yield Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

21 Invesco Income Advantage International Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Effective July 15, 2021, distributions from net investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. Prior to July 15, 2021, distributions from net investment income, if any, were declared and paid quarterly and were recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

22 Invesco Income Advantage International Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 15, 2021, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.730%
Next $500 million	0.710%
Next $1.5 billion	0.690%
Next $2.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Over $10 billion	0.610%

Prior to July 15, 2021, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%

For the year ended December 31, 2021, the effective advisory fee rate incurred by the Fund was 0.78%.

23 Invesco Income Advantage International Fund

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective July 15, 2021, the Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98% respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to July 15, 2021, the Adviser had contractually agreed, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the year ended December 31, 2021, the Adviser waived advisory fees of $28,087 and reimbursed class level expenses of $53,725, $999, $1,315, $1,752, $56 and $2 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $4,735 in front-end sales commissions from the sale of Class A shares and $2,038 and $41 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discountrates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

24 Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ –	$ 1,558,685	$–	$ 1,558,685
Austria	–	35,076	–	35,076
Belgium	–	108,953	–	108,953
Brazil	62,090	697,332	–	759,422
Canada	2,803,446	2,803,778	–	5,607,224
Chile	7,795	13,251	–	21,046
China	667,994	1,735,770	–	2,403,764
Denmark	–	1,098,869	–	1,098,869
Finland	–	227,023	–	227,023
France	–	6,116,703	–	6,116,703
Germany	61,172	2,456,689	–	2,517,861
Greece	–	9,957	–	9,957
Hong Kong	–	650,040	–	650,040
Indonesia	–	42,600	–	42,600
Ireland	39,841	–	–	39,841
Israel	54,317	11,838	–	66,155
Italy	–	323,204	–	323,204
Japan	–	6,065,214	–	6,065,214
Luxembourg	–	90,792	–	90,792
Malaysia	–	36,170	–	36,170
Mexico	163,749	–	–	163,749
Netherlands	–	1,760,058	–	1,760,058
New Zealand	–	46,521	–	46,521
Philippines	–	10,973	–	10,973
Poland	–	25,581	–	25,581
Romania	–	13,527	–	13,527
Russia	521,493	40,878	–	562,371
Saudi Arabia	–	12,839	–	12,839
Singapore	–	89,076	–	89,076
South Africa	–	294,504	–	294,504
South Korea	16,031	1,165,146	–	1,181,177
Spain	–	655,615	–	655,615
Sweden	–	794,318	–	794,318
Switzerland	–	7,413,650	–	7,413,650
Taiwan	72,035	2,380,450	–	2,452,485
Tanzania	–	11,231	–	11,231
Thailand	37,000	–	–	37,000
Turkey	–	31,588	–	31,588
United Kingdom	25,728	3,719,115	–	3,744,843
United States	38,508	6,212,292	–	6,250,800
Zambia	50,516	–	–	50,516
Money Market Funds	15,548,414	–	–	15,548,414
Total Investments	$20,170,129	$48,759,306	$–	$68,929,435

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close–out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

25 Invesco Income Advantage International Fund

Effect of Derivative Investments for the year ended December 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Currency Risk	Equity Risk	Total

Realized Gain:
Forward foreign currency contracts	$560,862	$-	$560,862

Futures contracts	-	75,548	75,548

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	581,355	-	581,355

Futures contracts	-	(21,407)	(21,407)

Total	$1,142,217	$54,141	$1,196,358

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$38,860,996	$1,189,366

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $205.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020
Ordinary income*	$1,897,215	$1,162,413
Return of capital	–	285,482
Total distributions	$1,897,215	$1,447,895

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$686,869

Net unrealized appreciation – investments	574,052

Net unrealized appreciation (depreciation) – foreign currencies	(697)

Temporary book/tax differences	(44,434)

Capital loss carryforward	(1,262,027)

Shares of beneficial interest	70,025,678

Total net assets	$69,979,441

26 Invesco Income Advantage International Fund

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,262,027	$–	$1,262,027

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $62,566,798 and $99,747,999, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,881,366

Aggregate unrealized (depreciation) of investments	(2,307,314)

Net unrealized appreciation of investments	$574,052

    Cost of investments for tax purposes is $68,355,383.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of passive foreign investment companies, on December 31, 2021, undistributed net investment income was increased by $199,756 and undistributed net realized gain (loss) was decreased by $199,756. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	269,293	$3,817,303	202,260	$2,423,246

Class C	22,642	303,273	15,023	177,732

Class R	23,072	327,618	12,868	157,369

Class Y	49,164	719,534	20,127	254,392

Class R5	4,310	63,093	3,302	42,025

Class R6	-	-	9,464	123,688

Issued as reinvestment of dividends:

Class A	109,388	1,593,558	104,361	1,202,302

Class C	1,590	21,914	2,179	23,245

Class R	2,646	38,642	2,173	24,936

Class Y	3,828	55,912	3,549	40,982

Class R5	1,328	19,571	1,103	12,928

Class R6	14	205	1,576	17,637

Automatic conversion of Class C shares to Class A shares:

Class A	22,389	313,468	50,070	626,555

Class C	(23,693)	(313,468)	(52,977)	(626,555)

27 Invesco Income Advantage International Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:

Class A	(767,767)	$(11,027,124)	(921,799)	$(11,360,281)

Class C	(20,837)	(285,811)	(68,113)	(799,057)

Class R	(12,393)	(177,680)	(44,128)	(519,557)

Class Y	(46,278)	(652,702)	(77,193)	(883,180)

Class R5	(1,763)	(25,282)	(3,925)	(45,386)

Class R6	-	-	(114,743)	(1,443,919)

Net increase (decrease) in share activity	(363,067)	$(5,207,976)	(854,823)	$(10,550,898)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28 Invesco Income Advantage International Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Income Advantage International Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Advantage International Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

29 Invesco Income Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,006.20	$6.32	$1,018.90	$6.36	1.25%
Class C	1,000.00	1,001.70	10.09	1,015.12	10.16	2.00
Class R	1,000.00	1,004.30	7.58	1,017.64	7.63	1.50
Class Y	1,000.00	1,006.90	5.06	1,020.16	5.09	1.00
Class R5	1,000.00	1,007.00	5.01	1,020.21	5.04	0.99
Class R6	1,000.00	1,007.60	4.96	1,020.27	4.99	0.98

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

30 Invesco Income Advantage International Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Qualified Dividend Income*	69.40%
Corporate Dividends Received Deduction*	7.45%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	4.90%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

31 Invesco Income Advantage International Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson - 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2 Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern - 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3 Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4 Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5 Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President - Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6 Invesco Income Advantage International Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GLVEY-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Income Allocation Fund

Nasdaq:

A: ALAAX ∎ C: CLIAX∎ R: RLIAX∎ Y: ALAYX∎ R5: ILAAX∎ R6: IIASX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Fund Expenses
20	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Income Allocation Fund (the Fund), at net asset value (NAV), underperformed the Custom In-vesco Income Allocation Index, the Fund’s style-specific benchmark. Your Fund’s long-term performance appears later in this report.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.56%
Class C Shares	6.76
Class R Shares	7.20
Class Y Shares	7.74
Class R5 Shares	7.74
Class R6 Shares	7.83
S&P 500 Index▼ (Broad Market Index)	28.71
Custom Invesco Income Allocation Index∎ (Style-Specific Index)	8.63
Lipper Mixed-Asset Target Allocation Conservative Funds Index♦ (Peer Group Index)	6.68
Source(s):▼ RIMES Technologies Corp.;∎ Invesco, RIMES Technologies Corp.; ♦Lipper Inc.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

    During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and easing of COVID-19-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

    Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

    Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities declined due to COVID-19 concerns and China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance. Specifically, exposures to US and international low volatility equities, US value equities and US dividend equities were the leading contributors to positive absolute performance. An allocation to global real estate was accretive to absolute performance as well. Although absolute performance at the fixed income asset class level was positive, strategic allocations to underlying holdings in international and event-linked bonds were the leading detractors from absolute performance for the fiscal year.

    Relative to the Fund’s custom index, manager selection and style selection were the primary detractors from performance. Within the allocation to alternatives, Invesco Multi Asset Income Fund and Invesco Global Real Estate Income Fund were the primary detractors from relative performance results. Within equity, a relative underweight position versus the benchmark along with allocations to the Invesco Dividend Income Fund and Invesco S&P International Developed Low Volatility ETF hurt relative performance as well. Dividend and low volatility equity factors under-performed other factors such as growth, quality and value for the fiscal year.

    Conversely, a relative underweight position and style selection within the fixed income allocation were the leading contributors to relative Fund performance results. Within the allocation, the Invesco Income Fund and In-vesco Master Loan Fund were the leading contributors to relative performance. During the fiscal year, short duration fixed income assets, meaningfully outperformed long duration fixed income assets and bank loans marginally outperformed high-yield fixed income. The Invesco Taxable Municipal Bond ETF and Invesco Variable Rate Preferred ETF contributed positively to relative performance for the fiscal year as well.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    We welcome new investors who joined the Fund during the fiscal year and we thank you for investing in Invesco Income Allocation Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Income Allocation Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.
3	Source: Lipper, Inc.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Income Allocation Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	5.20%
10 Years	5.59
5 Years	4.32
1 Year	1.66

Class C Shares
Inception (10/31/05)	5.18%
10 Years	5.55
5 Years	4.71
1 Year	5.76

Class R Shares
Inception (10/31/05)	5.30%
10 Years	5.93
5 Years	5.22
1 Year	7.20

Class Y Shares
Inception (10/3/08)	6.68%
10 Years	6.45
5 Years	5.75
1 Year	7.74

Class R5 Shares
Inception (10/31/05)	5.83%
10 Years	6.45
5 Years	5.75
1 Year	7.74

Class R6 Shares
10 Years	6.30%
5 Years	5.72
1 Year	7.83

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Income Allocation Fund

Supplemental Information

Invesco Income Allocation Fund’s investment objective is current income and, secondarily, growth of capital.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The S&P 500® Index is an unmanaged index considered representative of the US stock market.
∎

The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500®, MSCI EAFE®, FTSE NA-REIT Equity REITs and Bloomberg U.S. Universal. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the fund’s objective. The MSCI EAFE Index is considered representative of stocks of Europe, Australasia and the Far East and is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NA-REIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg U.S. Universal Index is considered representative of USD-denominated, taxable bonds that are rated either investment grade or below investment grade.

∎	The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5	Invesco Income Allocation Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Fixed Income Funds	57.34%
Equity Funds	23.72
Alternative Funds	17.15
Money Market Funds	1.79

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

6                                    Invesco Income Allocation Fund

Schedule of Investments

December 31, 2021

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21

Alternative Funds–17.31%
Invesco Global Real Estate Income Fund, Class R6	7.35%	$37,899,642	$1,639,341	$(4,852,510)	$6,109,340	$238,980 $		925,479		4,099,380	$41,034,793

Invesco Master Event-Linked Bond Fund, Class R6	-	8,715,180	223,800	(7,707,255)	90,153	(1,321,878)		214,052		-	-

Invesco Multi-Asset Income Fund, Class R6	9.96%	52,716,176	4,894,314	(1,904,460)	28,206	(119,958)		3,347,402		5,709,885	55,614,278

Total Alternative Funds		99,330,998	6,757,455	(14,464,225)	6,227,699	(1,202,856)		4,486,933			96,649,071

Domestic Equity Funds–17.00%
Invesco Dividend Income Fund, Class R6	5.72%	31,006,688	4,314,971	(6,906,283)	2,368,870	2,598,867		699,730		1,245,955	31,946,296

Invesco S&P 500® Enhanced Value ETF	4.90%	27,351,948	1,688,222	(9,372,674)	6,958,575	742,870		664,288		616,061	27,368,941

Invesco S&P 500® High Dividend Low Volatility ETF(b)	6.38%	33,071,377	2,157,337	(6,043,358)	6,505,518	(108,084)		1,243,279		785,839	35,582,790

Total Domestic Equity Funds		91,430,013	8,160,530	(22,322,315)	15,832,963	3,233,653		2,607,297			94,898,027

Fixed Income Funds–57.91%
Invesco Core Plus Bond Fund, Class R6	12.31%	79,748,854	7,648,552	(15,979,030)	(2,542,734)	522,475		1,563,441		6,224,302	68,716,297

Invesco Corporate Bond Fund, Class R6	2.49%	19,031,740	1,970,534	(6,378,978)	(998,422)	528,052		466,995		1,818,049	13,871,716

Invesco Fundamental High Yield® Corporate Bond ETF	6.68%	18,321,364	19,090,866	(103,859)	(967)	106		1,062,160		1,921,087	37,307,510

Invesco Income Fund, Class R6(c)	5.89%	43,884,352	2,379,375	(13,817,256)	(391,581)	856,261		1,173,033		4,178,310	32,883,295

Invesco International Bond Fund, Class R6(c)	5.51%	27,590,974	7,865,746	(910,388)	(2,942,875)	11,610		46,243		6,031,903	30,762,705

Invesco Master Loan Fund, Class R6	8.85%	43,705,647	6,456,104	(2,545,915)	1,724,726	37,070		2,102,764		3,071,455	49,377,632

Invesco Taxable Municipal Bond ETF	11.74%	43,770,229	23,668,224	(1,693,029)	(229,291)	(1,871)		1,565,866		1,987,690	65,514,262

Invesco Variable Rate Preferred ETF(b)	4.44%	26,092,673	3,593,742	(4,876,834)	(59,466)	37,751		1,051,093		956,322	24,787,866

Total Fixed Income Funds		302,145,833	72,673,143	(46,305,289)	(5,440,610)	1,991,454		9,031,595			323,221,283

Foreign Equity Funds–6.95%
Invesco S&P International Developed Low Volatility ETF	6.95%	31,484,312	6,237,574	(1,183,303)	2,282,143	(27,360)		1,122,874		1,215,331	38,793,366

Money Market Funds–0.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.31%	902,480	39,830,158	(39,025,226)	-	-		258		1,707,412	1,707,412

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)	0.22%	727,670	28,394,805	(27,872,870)	(46)	(23)		109		1,249,287	1,249,536

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.35%	1,031,406	45,520,180	(44,600,258)	-	-		110		1,951,328	1,951,328

Total Money Market Funds		2,661,556	113,745,143	(111,498,354)	(46)	(23)		477			4,908,276

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $501,447,269)	100.05%	527,052,712	207,573,845	(195,773,486)	18,902,149	3,994,868		17,249,176			558,470,023

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.93%
Invesco Private Government Fund, 0.02%(d)(e)	0.28%	1,328,312	119,046,126	(118,819,844)	-	-		446	(f)	1,554,594	1,554,594

Invesco Private Prime Fund, 0.11%(d)(e)	0.65%	1,992,468	203,941,671	(202,306,634)	-	(119)		6,433	(f)	3,626,661	3,627,386

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,181,980)	0.93%	3,320,780	322,987,797	(321,126,478)	-	(119)		6,879			5,181,980

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $506,629,249)	100.98%	$530,373,492	$530,561,642	$(516,899,964)	$18,902,149	$3,994,749	(g)(h)	$17,256,055	(g)		$563,652,003

OTHER ASSETS LESS LIABILITIES	(0.98)%										(5,497,225)

NET ASSETS	100.00%										$558,154,778

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Income Allocation Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Plus Bond Fund	$681,820
Invesco Corporate Bond Fund	281,210
Invesco Dividend Income Fund	1,436,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Income Allocation Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:

Investments in affiliated underlying funds, at value (Cost $506,629,249)*	$563,652,003
Cash	78,505
Receivable for:
Dividends - affiliated underlying funds	7,939
Fund shares sold	589,236
Investment for trustee deferred compensation and retirement plans	44,965
Other assets	65,183
Total assets	564,437,831

Liabilities:

Payable for:
Fund shares reacquired	744,044
Collateral upon return of securities loaned	5,181,980
Accrued fees to affiliates	234,720
Accrued other operating expenses	68,849
Trustee deferred compensation and retirement plans	53,460
Total liabilities	6,283,053
Net assets applicable to shares outstanding	$558,154,778

Net assets consist of:

Shares of beneficial interest	$526,517,995
Distributable earnings	31,636,783
$558,154,778
Net Assets:

Class A	$458,085,488
Class C	$46,368,437
Class R	$5,114,716
Class Y	$48,311,149
Class R5	$135,617
Class R6	$139,371

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	38,701,972
Class C	3,912,924
Class R	431,844
Class Y	4,082,147

Class R5	11,461

Class R6	11,781
Class A: Net asset value per share	$11.84

Maximum offering price per share (Net asset value of $11.84 ÷ 94.50%)	$12.53

Class C: Net asset value and offering price per share	$11.85

Class R: Net asset value and offering price per share	$11.84

Class Y: Net asset value and offering price per share	$11.83

Class R5: Net asset value and offering price per share	$11.83

Class R6: Net asset value and offering price per share	$11.83
* At December 31, 2021, securities with an aggregate value of $5,076,368 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco Income Allocation Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $147,490)	$17,045,737

Expenses:
Administrative services fees	75,230
Custodian fees	2,825
Distribution fees:
Class A	1,090,787
Class C	511,913
Class R	26,052
Transfer agent fees – A, C, R and Y	613,064
Transfer agent fees – R5	292
Transfer agent fees – R6	7
Trustees’ and officers’ fees and benefits	27,244
Registration and filing fees	110,244
Reports to shareholders	46,947
Professional services fees	40,069
Other	17,644
Total expenses	2,562,318
Less: Expenses reimbursed and/or expense offset arrangement(s)	(933,567)
Net expenses	1,628,751
Net investment income	15,416,986

Realized and unrealized gain from:
Net realized gain from:
Net realized gain from affiliated underlying fund shares	1,946,121
Capital gain distributions from affiliated underlying fund shares	2,399,847
4,345,968
Change in net unrealized appreciation of affiliated underlying fund shares	18,902,149
Net realized and unrealized gain	23,248,117
Net increase in net assets resulting from operations	$38,665,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                    Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:

Net investment income	$15,416,986	$19,086,996

Net realized gain (loss)	4,345,968	(18,441,132)

Change in net unrealized appreciation	18,902,149	4,554,641

Net increase in net assets resulting from operations	38,665,103	5,200,505

Distributions to shareholders from distributable earnings:

Class A	(14,112,419)	(17,233,903)

Class C	(1,270,478)	(2,343,323)

Class R	(155,989)	(228,781)

Class Y	(1,678,129)	(2,459,711)

Class R5	(9,997)	(51,483)

Class R6	(357)	(1,767)

Total distributions from distributable earnings	(17,227,369)	(22,318,968)

Share transactions–net:

Class A	26,195,598	(8,976,301)

Class C	(13,200,059)	(18,020,034)

Class R	(71,581)	(1,602,387)

Class Y	(3,018,631)	(17,568,239)

Class R5	(241,468)	(1,212,217)

Class R6	129,006	(173,604)

Net increase (decrease) in net assets resulting from share transactions	9,792,865	(47,552,782)

Net increase (decrease) in net assets	31,230,599	(64,671,245)

Net assets:
Beginning of year	526,924,179	591,595,424
End of year	$558,154,778	$526,924,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements. 11 Invesco Income Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Year ended 12/31/21	$11.37	$0.34	$0.51	$0.85	$(0.38)	$–	$(0.38)	$11.84	7.56%	$458,085	0.25%		0.42%		2.90%		16%
Year ended 12/31/20	11.60	0.40	(0.17)	0.23	(0.46)	(0.00)	(0.46)	11.37	2.33	414,703	0.25		0.43		3.65		66
Year ended 12/31/19	10.76	0.49	1.12	1.61	(0.53)	(0.24)	(0.77)	11.60	15.19	434,337	0.25		0.44		4.28		14
Year ended 12/31/18	11.70	0.44	(0.96)	(0.52)	(0.42)	–	(0.42)	10.76	(4.53)	323,945	0.25		0.45		3.86		20
Year ended 12/31/17	11.21	0.38	0.50	0.88	(0.39)	–	(0.39)	11.70	7.99	391,850	0.25		0.46		3.32		8
Class C
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	–	(0.29)	11.85	6.76	46,368	1.00		1.17		2.15		16
Year ended 12/31/20	11.61	0.31	(0.16)	0.15	(0.38)	(0.00)	(0.38)	11.38	1.56	57,434	1.00		1.18		2.90		66
Year ended 12/31/19	10.78	0.41	1.10	1.51	(0.44)	(0.24)	(0.68)	11.61	14.22	78,374	1.00		1.19		3.53		14
Year ended 12/31/18	11.71	0.35	(0.94)	(0.59)	(0.34)	–	(0.34)	10.78	(5.15)	110,370	1.00		1.20		3.11		20
Year ended 12/31/17	11.22	0.30	0.50	0.80	(0.31)	–	(0.31)	11.71	7.18	147,051	1.00		1.21		2.57		8
Class R
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	–	(0.35)	11.84	7.20	5,115	0.50		0.67		2.65		16
Year ended 12/31/20	11.60	0.37	(0.16)	0.21	(0.43)	(0.00)	(0.43)	11.38	2.17	4,975	0.50		0.68		3.40		66
Year ended 12/31/19	10.77	0.46	1.11	1.57	(0.50)	(0.24)	(0.74)	11.60	14.80	6,847	0.50		0.69		4.03		14
Year ended 12/31/18	11.70	0.40	(0.94)	(0.54)	(0.39)	–	(0.39)	10.77	(4.68)	8,601	0.50		0.70		3.61		20
Year ended 12/31/17	11.22	0.35	0.49	0.84	(0.36)	–	(0.36)	11.70	7.63	6,949	0.50		0.71		3.07		8
Class Y
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	–	(0.41)	11.83	7.74	48,311	0.00		0.17		3.15		16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	49,435	0.00		0.18		3.90		66
Year ended 12/31/19	10.76	0.52	1.11	1.63	(0.55)	(0.24)	(0.79)	11.60	15.48	70,139	0.00		0.19		4.53		14
Year ended 12/31/18	11.70	0.47	(0.96)	(0.49)	(0.45)	–	(0.45)	10.76	(4.29)	57,009	0.00		0.20		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	76,898	0.00		0.21		3.57		8
Class R5
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	–	(0.41)	11.83	7.74	136	0.00		0.16		3.15		16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	367	0.00		0.16		3.90		66
Year ended 12/31/19	10.77	0.52	1.10	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	1,712	0.00		0.16		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	1,807	0.00		0.18		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	2,105	0.00		0.20		3.57		8
Class R6
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	–	(0.41)	11.83	7.83	139	0.00		0.12		3.15		16
Year ended 12/31/20	11.60	0.45	(0.20)	0.25	(0.49)	(0.00)	(0.49)	11.36	2.50	10	0.00		0.14		3.90		66
Year ended 12/31/19	10.77	0.53	1.09	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	187	0.00		0.13		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	145	0.00		0.15		4.11		20
Period ended 12/31/17(e)	11.42	0.31	0.28	0.59	(0.31)	–	(0.31)	11.70	5.25	10	0.00	(f)	0.17	(f)	3.57	(f)	8

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.45%, 0.51%, 0.52%, 0.56% and 0.54% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of April 04, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Income Allocation Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13 Invesco Income Allocation Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, fees paid to the Adviser were less than $500.

14 Invesco Income Allocation Fund

I.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through April 30, 2022, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.25%, 1.00%, 0.50%, 0.00%, 0.00% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May 1, 2022, the Adviser has contractually agreed, through at least June 30, 2022, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2022. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

For the year ended December 31, 2021, the Adviser reimbursed fund level expenses of $320,017 and reimbursed class level expenses of $494,355, $58,193, $5,912, $54,604, $292 and $7 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $49,942 in front-end sales commissions from the sale of Class A shares and $34,071 and $1,389 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15 Invesco Income Allocation Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Affiliated Issuers	$553,561,747	$–	$–	$553,561,747

Money Market Funds	4,908,276	5,181,980	–	10,090,256
Total Investments	$558,470,023	$5,181,980	$–	$563,652,003

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $187.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020

Ordinary income*	$17,227,369	$22,318,968

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021
Net unrealized appreciation – investments	$47,666,818
Temporary book/tax differences	(31,114)
Capital loss carryforward	(15,998,921)
Shares of beneficial interest	526,517,995
Total net assets	$558,154,778

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,065,669	$10,933,252	$15,998,921

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16 Invesco Income Allocation Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $93,828,702 and $84,275,132, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$48,873,020

Aggregate unrealized (depreciation) of investments	(1,206,202)

Net unrealized appreciation of investments	$47,666,818

      Cost of investments for tax purposes is $515,985,185.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of partnerships, on December 31, 2021, undistributed net investment income was increased by $3,414,088, undistributed net realized gain (loss) was decreased by $3,237,823 and shares of beneficial interest was decreased by $176,265. This reclassification had no effect on the net assets of the Fund.

NOTE 10–Share Information

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount
Sold:
Class A	9,211,409	$107,654,588	10,661,132	$115,770,513
Class C	245,475	2,872,403	1,320,398	14,501,896
Class R	133,067	1,548,725	130,524	1,409,579
Class Y	1,272,294	14,840,514	1,737,651	19,273,026
Class R5	6,857	79,769	37,815	420,649
Class R6	10,905	129,006	253	2,974

Issued as reinvestment of dividends:
Class A	997,757	11,646,372	1,339,276	14,335,296
Class C	88,026	1,027,923	179,027	1,916,020
Class R	13,347	155,849	21,364	228,449
Class Y	92,095	1,074,528	158,928	1,696,682
Class R5	817	9,524	4,841	50,923
Class R6	–	–	115	1,339

Automatic conversion of Class C shares to Class A shares:
Class A	286,043	3,335,367	527,533	5,814,811
Class C	(285,644)	(3,335,367)	(526,730)	(5,814,811)

Reacquired:
Class A	(8,270,318)	(96,440,729)	(13,502,917)	(144,896,921)
Class C	(1,180,531)	(13,765,018)	(2,676,938)	(28,623,139)
Class R	(151,892)	(1,776,155)	(304,614)	(3,240,415)
Class Y	(1,630,879)	(18,933,673)	(3,596,627)	(38,537,947)
Class R5	(28,467)	(330,761)	(157,973)	(1,683,789)
Class R6	–	–	(15,618)	(177,917)
Net increase (decrease) in share activity	810,361	$9,792,865	(4,662,560)	$(47,552,782)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17 Invesco Income Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Income Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18 Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2], 3	Ending Account Value (12/31/21)	Expenses Paid During Period[2], 4
Class A	$1,000.00	$1,022.20	$1.27	$1,023.95	$1.28	0.25%
Class C	1,000.00	1,018.40	5.09	1,020.16	5.09	1.00
Class R	1,000.00	1,020.10	2.55	1,022.68	2.55	0.50
Class Y	1,000.00	1,022.70	0.00	1,025.21	0.00	0.00
Class R5	1,000.00	1,022.70	0.00	1,025.21	0.00	0.00
Class R6	1,000.00	1,023.50	0.00	1,025.21	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective May 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25%, and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.41%, 1.16%, 0.66%, 0.16%, 0.15%, and 0.08% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.06, $5.81, $3.31, $0.80, $0.75 and $0.40 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.06, $5.81, $3.31, $0.80, $0.75 and $0.40 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

19 Invesco Income Allocation Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Qualified Dividend Income*	25.60%
Corporate Dividends Received Deduction*	20.24%
U.S. Treasury Obligations*	1.28%
Qualified Business Income*	2.68%
Business Interest Income*	40.50%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

20 Invesco Income Allocation Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management—Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)

Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President - Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco Income Allocation Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	INCAL-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco International Diversified Fund

Nasdaq:

A: OIDAX ∎ C: OIDCX ∎ R: OIDNX ∎ Y: OIDYX ∎ R5: INDFX ∎ R6: OIDIX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
9	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Fund Expenses
19	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco International Diversified Fund (the Fund), at net asset value (NAV), underperformed the MSCI All Country World ex USA Index.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.89%
Class C Shares	3.11
Class R Shares	3.62
Class Y Shares	4.17
Class R5 Shares	4.32
Class R6 Shares	4.31
MSCI All Country World ex USA Index▼	7.82
Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

    During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and the easing of COVID-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

    Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

    Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities declined due to COVID-19 concerns and China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

    During the year, the Fund’s portfolio consisted of four underlying mutual funds: In-vesco Oppenheimer International Growth Fund, Invesco Developing Markets Fund, In-vesco International Small-Mid Company Fund, and Invesco International Equity Fund. For the one-year period, three of the four underlying funds’ Class A shares at NAV produced positive absolute returns, led by Invesco International Small-Mid Company Fund, which returned 13.86%, followed by Invesco Oppen-heimer International Growth Fund which returned 10.57%, and Invesco International Equity Fund which returned 0.50%. The In-vesco Developing Markets Fund returned -7.50% for the one-year period.

    International Diversified Fund’s relative un-derperformance compared to the MSCI All Country World ex USA Index was driven mostly by stock selection in financials, consumer discretionary, and communication services. The Fund’s overweight allocation to consumer discretionary and underweight to financials also contributed negatively. The Fund’s relative performance during the period was hurt most by stock selection in China. An underweight allocation to Canada and stock selection in Japan were also contributed negatively. Stock selection in the industrials and health care sectors were the largest positive contributors to the Fund’s relative performance. An underweight allocation to real estate was also a positive contributor. Geographically, stock selection in Switzerland and Germany were positive contributors to relative Fund performance. Stock selection and an overweight allocation to Sweden also contributed positively.

    The Fund is designed to offer investors broad-based exposure to non-US equities with a single portfolio by combining four funds that have slightly varied individual mandates.

    We thank you for your continued investment in Invesco International Diversified Fund.

Portfolio manager(s):

George R. Evans

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco International Diversified Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco International Diversified Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (9/27/05)	6.94%
10 Years	9.06
5 Years	10.76
1 Year	-1.81

Class C Shares
Inception (9/27/05)	6.92%
10 Years	9.03
5 Years	11.17
1 Year	2.16

Class R Shares
Inception (9/27/05)	7.01%
10 Years	9.39
5 Years	11.73
1 Year	3.62

Class Y Shares
Inception (9/27/05)	7.63%
10 Years	9.96
5 Years	12.32
1 Year	4.17

Class R5 Shares
10 Years	9.79%
5 Years	12.25
1 Year	4.32

Class R6 Shares
Inception (8/28/12)	9.84%
5 Years	12.48
1 Year	4.31

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Diversified Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Diversified Fund. The Fund was subsequently renamed the Invesco International Diversified Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco International Diversified Fund

Supplemental Information

Invesco International Diversified Fund’s investment objective is to seek capital appreciation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                                    Invesco International Diversified Fund

Fund Information

Portfolio Composition

% of total investments

Invesco International Small-Mid Company Fund, Class R6	27.82%
Invesco Developing Markets Fund, Class R6	27.16
Invesco International Equity Fund, Class R6	24.92
Invesco Oppenheimer International Growth Fund, Class R6	20.10

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

Data presented here are as of December 31, 2021.

6                                    Invesco International Diversified Fund

Schedule of Investments

December 31, 2021

Invesco International Diversified Fund

Schedule of Investments in Affiliated Issuers–98.92%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 12/31/21	Value 12/31/21

Foreign Equity Funds–98.92%
Invesco Developing Markets Fund, Class R6	26.86%	$1,160,417,693	$335,689,192	$(182,191,754)	$(160,432,897)	$ 60,928,426	$ 6,222,260	24,681,062	$1,160,009,926

Invesco International Equity Fund, Class R6	24.66%	1,159,740,497	116,292,669	(175,237,531)	(49,746,505)	42,509,301	16,231,395	43,188,123	1,064,587,231

Invesco International Small-Mid Company Fund, Class R6	27.52%	1,164,625,319	308,996,272	(344,340,313)	25,769,578	144,723,936	4,700,732	20,869,420	1,188,096,083

Invesco Oppenheimer International Growth Fund, Class R6	19.88%	1,157,725,738	142,911,793	(445,681,884)	(66,933,714)	175,328,964	4,358,408	18,922,947	858,534,089

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,787,228,968)	98.92%	$4,642,509,247	$903,889,926	$(1,147,451,482)	$(251,343,538)	$423,490,627(b)	$31,512,795		$4,271,227,329

OTHER ASSETS LESS LIABILITIES	1.08%								46,545,947

NET ASSETS	100.00%								$4,317,773,276

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Developing Markets Fund	$54,400,734
Invesco International Equity Fund	28,971,200
Invesco International Small-Mid Company Fund	111,678,709
Invesco Oppenheimer International Growth Fund	104,816,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                    Invesco International Diversified Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:

Investments in affiliated underlying funds, at value (Cost $2,787,228,968)	$4,271,227,329

Cash	58,931,463
Receivable for:
Interest	60
Fund shares sold	2,609,365
Investment for trustee deferred compensation and retirement plans	203,619
Other assets	65,303
Total assets	4,333,037,139

Liabilities:
Payable for:
Fund shares reacquired	13,231,575
Accrued fees to affiliates	1,530,397
Accrued trustees’ and officers’ fees and benefits	26,317
Accrued other operating expenses	246,148
Trustee deferred compensation and retirement plans	229,426
Total liabilities	15,263,863
Net assets applicable to shares outstanding	$4,317,773,276

Net assets consist of:
Shares of beneficial interest	$2,641,324,548
Distributable earnings	1,676,448,728
$4,317,773,276

Net Assets:

Class A	$1,337,605,271
Class C	$164,886,145
Class R	$179,362,414
Class Y	$1,823,127,583
Class R5	$73,226
Class R6	$812,718,637

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	62,121,360
Class C	8,045,319
Class R	8,486,907
Class Y	83,533,260
Class R5	3,388
Class R6	37,039,697
Class A:
Net asset value per share	$21.53
Maximum offering price per share (Net asset value of $21.53 ÷ 94.50%)	$22.78
Class C:
Net asset value and offering price per share	$20.49
Class R:
Net asset value and offering price per share	$21.13
Class Y:
Net asset value and offering price per share	$21.83
Class R5:
Net asset value and offering price per share	$21.61
Class R6:
Net asset value and offering price per share	$21.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                    Invesco International Diversified Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds	$31,512,795

Expenses:
Custodian fees	38,584

Distribution fees:

Class A	3,480,027

Class C	1,904,138

Class R	950,441

Transfer agent fees – A, C, R and Y	5,978,289

Transfer agent fees – R5	23

Transfer agent fees – R6	146,494

Trustees’ and officers’ fees and benefits	65,649

Registration and filing fees	147,301

Professional services fees	91,787

Other	(17,166)

Total expenses	12,785,567

Less: Expense offset arrangement(s)	(2,977)

Net expenses	12,782,590

Net investment income	18,730,205

Realized and unrealized gain (loss) from:
Net realized gain from:
Affiliated underlying fund shares	123,623,176

Capital gain distributions from affiliated underlying fund shares	299,867,451

423,490,627

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(251,343,538)

Net realized and unrealized gain	172,147,089
Net increase in net assets resulting from operations	$190,877,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco International Diversified Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:

Net investment income	$18,730,205	$4,102,041

Net realized gain	423,490,627	164,792,898

Change in net unrealized appreciation (depreciation)	(251,343,538)	562,462,953

Net increase in net assets resulting from operations	190,877,294	731,357,892

Distributions to shareholders from distributable earnings:

Class A	(98,881,156)	(15,800,859)

Class C	(12,098,183)	(3,365,026)

Class R	(12,997,978)	(2,464,869)

Class Y	(139,158,428)	(25,924,974)

Class R5	(6,642)	(193)

Class R6	(62,654,259)	(11,897,497)

Total distributions from distributable earnings	(325,796,646)	(59,453,418)

Share transactions–net:

Class A	(21,470,401)	(102,008,137)

Class C	(41,045,225)	(103,115,139)

Class R	(10,935,118)	(21,704,429)

Class Y	(142,025,694)	(572,805,316)

Class R5	54,174	2,640

Class R6	(5,182,975)	(104,037,662)

Net increase (decrease) in net assets resulting from share transactions	(220,605,239)	(903,668,043)

Net increase (decrease) in net assets	(355,524,591)	(231,763,569)

Net assets:

Beginning of year	4,673,297,867	4,905,061,436

End of year	$4,317,773,276	$4,673,297,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                     Invesco International Diversified Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income loss(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets	Portfolio turnover (e)
Class A
Year ended 12/31/21	$22.41	$0.06	$0.77	$0.83	$(0.11)	$(1.60)	$(1.71)	$21.53	3.89%	$1,337,605	0.42%		0.42%		0.26%	20%
Year ended 12/31/20	18.88	(0.01)	3.79	3.78	(0.19)	(0.06)	(0.25)	22.41	20.56	1,403,095	0.44		0.44		(0.04)	12
Eight months ended 12/31/19	18.00	0.14	1.14	1.28	(0.18)	(0.22)	(0.40)	18.88	7.16	1,279,901	0.44	(f)	0.44	(f)	1.16 (f)	5
Year ended 04/30/19	18.47	0.13	(0.47)	(0.34)	(0.13)	–	(0.13)	18.00	(1.73)	1,226,049	0.45		0.45		0.76	7
Year ended 04/30/18	15.75	0.08	2.71	2.79	(0.07)	–	(0.07)	18.47	17.73	1,406,336	0.47		0.48		0.48	30
Year ended 04/30/17	14.01	0.10	1.70	1.80	(0.06)	–	(0.06)	15.75	12.89	1,302,414	0.62		0.62		0.72	16
Class C
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	–	(1.60)	(1.60)	20.49	3.11	164,886	1.17		1.17		(0.49)	20
Year ended 12/31/20	18.24	(0.14)	3.61	3.47	(0.19)	(0.06)	(0.25)	21.46	19.58	211,223	1.19		1.19		(0.79)	12
Eight months ended 12/31/19	17.48	0.05	1.11	1.16	(0.18)	(0.22)	(0.40)	18.24	6.68	282,376	1.19	(f)	1.19	(f)	0.40 (f)	5
Year ended 04/30/19	17.92	0.00	(0.44)	(0.44)	–	–	–	17.48	(2.46)	417,155	1.20		1.20		0.01	7
Year ended 04/30/18	15.34	(0.05)	2.63	2.58	–	–	–	17.92	16.82	480,204	1.22		1.23		(0.27)	30
Year ended 04/30/17	13.69	(0.01)	1.66	1.65	–	–	–	15.34	12.05	394,497	1.37		1.37		(0.04)	16
Class R
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67		0.67		0.01	20
Year ended 12/31/20	18.61	(0.05)	3.71	3.66	(0.19)	(0.06)	(0.25)	22.02	20.21	196,106	0.69		0.69		(0.29)	12
Eight months ended 12/31/19	17.77	0.11	1.13	1.24	(0.18)	(0.22)	(0.40)	18.61	7.03	187,607	0.69	(f)	0.69	(f)	0.90 (f)	5
Year ended 04/30/19	18.23	0.09	(0.46)	(0.37)	(0.09)	–	(0.09)	17.77	(1.96)	200,643	0.70		0.70		0.51	7
Year ended 04/30/18	15.56	0.04	2.66	2.70	(0.03)	–	(0.03)	18.23	17.38	215,588	0.72		0.73		0.23	30
Year ended 04/30/17	13.84	0.07	1.68	1.75	(0.03)	–	(0.03)	15.56	12.64	180,808	0.87		0.87		0.47	16
Class Y
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17		0.17		0.51	20
Year ended 12/31/20	19.10	0.04	3.84	3.88	(0.21)	(0.06)	(0.27)	22.71	20.83	2,019,871	0.19		0.19		0.21	12
Eight months ended 12/31/19	18.17	0.17	1.16	1.33	(0.18)	(0.22)	(0.40)	19.10	7.37	2,349,592	0.17	(f)	0.19	(f)	1.43 (f)	5
Year ended 04/30/19	18.65	0.18	(0.48)	(0.30)	(0.18)	–	(0.18)	18.17	(1.41)	2,386,585	0.16		0.20		1.05	7
Year ended 04/30/18	15.91	0.13	2.73	2.86	(0.12)	–	(0.12)	18.65	18.00	1,968,444	0.22		0.23		0.73	30
Year ended 04/30/17	14.16	0.15	1.70	1.85	(0.10)	–	(0.10)	15.91	13.16	825,180	0.37		0.37		1.00	16
Class R5
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07		0.07		0.61	20
Year ended 12/31/20	18.93	0.07	3.80	3.87	(0.24)	(0.06)	(0.30)	22.50	20.96	24	0.05		0.05		0.35	12
Period ended 12/31/19(g)	17.05	0.16	2.12	2.28	(0.18)	(0.22)	(0.40)	18.93	13.42	11	0.07	(f)	0.07	(f)	1.52 (f)	5
Class R6
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03		0.03		0.65	20
Year ended 12/31/20	19.19	0.07	3.86	3.93	(0.24)	(0.06)	(0.30)	22.82	20.99	842,979	0.04		0.04		0.36	12
Eight months ended 12/31/19	18.23	0.19	1.17	1.36	(0.18)	(0.22)	(0.40)	19.19	7.51	805,573	0.03	(f)	0.03	(f)	1.57 (f)	5
Year ended 04/30/19	18.73	0.20	(0.49)	(0.29)	(0.21)	–	(0.21)	18.23	(1.37)	734,849	0.04		0.04		1.17	7
Year ended 04/30/18	15.96	0.16	2.75	2.91	(0.14)	–	(0.14)	18.73	18.28	461,321	0.05		0.05		0.90	30
Year ended 04/30/17	14.20	0.17	1.71	1.88	(0.12)	–	(0.12)	15.96	13.39	197,537	0.18		0.18		1.15	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82% and 0.81% for the year ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.80%, 0.83%, 0.83% and 0.70% for the eight months ended December 31, 2019, and the years ended April 30, 2019, 2018 and 2017, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco International Allocation Fund into the Fund.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements. 11 Invesco International Diversified Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

12 Invesco International Diversified Fund

computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2-Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.81% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.29%, 2.04%, 1.54%, 0.99%, 0.91% and 0.88%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2022. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these limits.

13 Invesco International Diversified Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $122,764 in front-end sales commissions from the sale of Class A shares and $8,487 and $5,961 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3-Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of December 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4-Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,977.

NOTE 5-Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6-Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

14 Invesco International Diversified Fund

NOTE 7-Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020

Ordinary income*	$55,500,292	$46,327,073
Long-term capital gain	270,296,354	13,126,345
Total distributions	$325,796,646	$59,453,418

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021
Undistributed ordinary income	$14,350,172
Undistributed long-term capital gain	293,819,648
Net unrealized appreciation - investments	1,402,209,769
Temporary book/tax differences	(211,779)
Capital loss carryforward	(33,719,082)
Shares of beneficial interest	2,641,324,548
Total net assets	$4,317,773,276

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$383,695	$33,335,387	$33,719,082

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8-Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $903,889,926 and $1,147,451,482, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,402,209,769
Aggregate unrealized (depreciation) of investments	-
Net unrealized appreciation of investments	$1,402,209,769

      Cost of investments for tax purposes is $2,869,017,560.

NOTE 9-Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on December 31, 2021, undistributed net investment income was increased by $18,004,526 and undistributed net realized gain was decreased by $18,004,526. This reclassification had no effect on the net assets or the distributable earnings of the Fund.

NOTE 10-Share Information

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount
Sold:
Class A	4,683,543	$108,807,493	5,904,740	$106,733,824
Class C	775,949	17,195,667	994,567	17,706,059
Class R	1,025,896	23,339,785	1,643,702	29,400,960
Class Y	12,819,441	301,468,306	20,659,967	377,200,357
Class R5	3,177	73,511	-	-
Class R6	6,933,043	164,001,791	9,700,827	176,892,445

15 Invesco International Diversified Fund

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	4,363,527	$91,459,528	914,079	$14,588,913
Class C	569,107	11,359,379	200,786	3,084,069
Class R	630,030	12,966,001	156,260	2,454,893
Class Y	5,260,400	111,783,493	1,284,479	21,057,867
Class R5	102	2,155	-	-
Class R6	2,817,949	60,191,392	679,766	11,472,162

Automatic conversion of Class C shares to Class A shares:
Class A	1,330,763	30,886,743	2,661,976	53,645,081
Class C	(1,394,034)	(30,886,743)	(2,773,156)	(53,645,081)

Issued in connection with acquisitions:(b)
Class A	-	-	4,474,858	70,953,506
Class C	-	-	337,421	5,148,589
Class R	-	-	178,785	2,790,224
Class Y	-	-	340,734	5,470,330
Class R5	-	-	1,946	30,967
Class R6	-	-	71,883	1,160,426

Reacquired:
Class A	(10,866,190)	(252,624,165)	(19,120,675)	(347,929,461)
Class C	(1,746,279)	(38,713,528)	(4,403,551)	(75,408,775)
Class R	(2,073,729)	(47,240,904)	(3,155,072)	(56,350,506)
Class Y	(23,489,537)	(555,277,493)	(56,359,109)	(976,533,870)
Class R5	(939)	(21,492)	(1,485)	(28,327)
Class R6	(9,644,707)	(229,376,158)	(15,494,621)	(293,562,695)
Net increase (decrease) in share activity	(8,002,488)	$(220,605,239)	(51,100,893)	$(903,668,043)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco International Allocation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 5,405,627 shares of the Fund for 9,055,913 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $85,554,042, including $(19,010,969) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $3,633,326,283 and $3,718,880,324 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$4,071,296
Net realized/unrealized gains	703,142,024
Change in net assets resulting from operations	$707,213,320

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

16 Invesco International Diversified Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco International Diversified Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco International Diversified Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights

For the two years ended December 31, 2021 and the eight months ended December 31, 2019 for Class A, Class C, Class R, Class Y and Class R6.

For the two years ended December 31, 2021 and the period May 24, 2019 (commencement date) through December 31, 2019 for Class R5.

The financial statements of Oppenheimer International Diversified Fund (subsequently renamed Invesco International Diversified Fund) as of and for the year ended April 30, 2019 and the financial highlights for each of the periods ended on or prior to April 30, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

17 Invesco International Diversified Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$982.70	$2.10	$1,023.09	$2.14	0.42%
Class C	1,000.00	978.70	5.84	1,019.31	5.96	1.17
Class R	1,000.00	981.40	3.35	1,021.83	3.41	0.67
Class Y	1,000.00	984.10	0.85	1,024.35	0.87	0.17
Class R5	1,000.00	984.50	0.35	1,024.85	0.36	0.07
Class R6	1,000.00	984.40	0.15	1,025.05	0.15	0.03

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18 Invesco International Diversified Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$270,296,354
Qualified Dividend Income*	72.86%
Corporate Dividends Received Deduction*	2.06%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$26,929,127

19 Invesco International Diversified Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School—Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco International Diversified Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-IDIV-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Main Street Mid Cap Fund®

Nasdaq:

A: OPMSX ∎ C: OPMCX ∎ R: OPMNX ∎ Y: OPMYX ∎ R5: MSMJX ∎ R6: OPMIX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

8	Schedule of Investments

11	Financial Statements

14	Financial Highlights

15	Notes to Financial Statements

22	Report of Independent Registered Public Accounting Firm

23	Fund Expenses

24	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary
For the year ended December 31, 2021, Class A shares of Invesco Main Street Mid Cap Fund® (the Fund), at net asset value (NAV), outperformed the Russell Midcap Index.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	23.02%
Class C Shares	22.08
Class R Shares	22.73
Class Y Shares	23.31
Class R5 Shares	23.41
Class R6 Shares	23.50
Russell Midcap Index▼	22.58

Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

US political unrest and rising coronavirus (COVID-19) infection rates marked the start of the first quarter of 2021. Additionally, retail investors bid up select stocks like GameStop and AMC Theaters, ultimately causing a sharp selloff in late January. Corporate earnings generally beat expectations, but market volatility rose during the quarter as investors worried about rising bond yields and inflation. Despite the US Federal Reserve’s (the Fed’s) commitment to an accommodative policy, the 10-year US Treasury yield rose from 0.92% at the end of 2020 to 1.75%1 at the end of March 2021. Approval of a third COVID-19 vaccine boosted investors’ optimism for faster economic recovery. Although March saw increased volatility with consecutive down days in the US stock market, stocks continued to hit all-time highs through April 2021.

    The US stock market once again hit new highs in the second quarter of 2021, despite higher volatility stemming from inflation concerns and the potential for rising interest rates. Investors remained optimistic about the strength of the economic recovery after the US gross domestic product (GDP) grew at a 6.4% annualized rate for the first quarter of 2021.2 Corporate earnings also remained strong as the majority of S&P 500 companies beat Wall Street earnings forecasts. US equity markets continued to move higher in July despite inflation concerns and increasing COVID-19 infection rates due to the rapidly spreading Delta variant. Despite the Consumer Price Index (CPI) increasing in June through September,3 the Fed declined to raise interest rates at its September Federal Open Market Committee (FOMC) meeting. The US stock market saw continued volatility in August and a selloff through most of September due to increasing concerns of inflation due to a spike in oil prices and supply chain shortages causing rising costs.

    Equity markets were volatile in the fourth quarter of 2021 amid record inflation and the emergence of a new COVID-19 variant. Pandemic related supply chain disruption and labor shortages intensified during the quarter, resulting in broadly higher input costs for companies and consumers alike. Additionally, the price of oil (West Texas Intermediate) rose to nearly $85 per barrel in October,1 causing higher gas prices for consumers and pushing energy stocks higher. The CPI report for November increased 0.8%, resulting in a 6.8% increase over the last 12 months, the highest since 1982.3 To combat inflation, the Fed announced a faster pace of “tapering” at its December meeting, pledging to end its asset purchase program by March 2022. The Fed also announced the potential for three interest rate increases in 2022. With solid corporate earnings and optimism about the COVID-19 Omicron strain reporting milder symptoms, stocks rallied at year-end and the S&P 500 Index returned 28.71%4 for the calendar year.

    During the fiscal year, stock selection in the industrials, consumer discretionary and consumer staples sectors were the largest contributors to the Fund’s performance versus its benchmark, the Russell Midcap Index. This was offset by weaker stock selection in the health care, energy and communication services sectors.

    The largest individual contributors to the Fund’s performance relative to the benchmark during the fiscal year included KLA, Evoqua Water Technologies, and BJ’s Wholesale Club Holdings. KLA experienced strong demand for its semiconductor equipment and management upgraded its view of demand for 2022.

    Evoqua Water Technologies performed well as investors focused on the company’s longer-term opportunities to benefit from potentially higher infrastructure spending. President Joe Biden’s administration proposed the American Jobs Plan, which included significant funding for areas that could potentially benefit Evoqua, including a focus on upgrading and modernizing drinking water supplies and enhanced monitoring for harmful substances.

    BJ’s Wholesale Club Holdings reported better than expected sales during the fiscal year while seeing a strong renewal of new customers gained during the onset of the pandemic.

    The largest individual detractors from the Fund’s performance relative to the benchmark during the fiscal year included LHC, Zynga and Fiserv. LHC is a home health care services company and was under pressure due to concerns about labor shortages in health care positions and that COVID-19 was causing a lack of referrals from skilled nursing facilities.

    Zynga, an interactive entertainment company providing social game services, was under pressure after the rollout of the ATT (application tracking transparency) privacy framework from Apple that adversely impacted the acquisition of new users.

    Fiserv, a global fintech and payments company, was under pressure due to a more difficult competitive environment for the company’s merchant acquiring business. Additionally, there have been concerns that non-traditional banks will negatively impact the traditional money center banks and by extension, Fiserv may also be negatively impacted as a technology provider to traditional banks.

    We continue to maintain our discipline around valuation and focus on companies which we believe have competitive advantages and skilled management teams that are out-executing peers. We believe this disciplined approach is essential to generating attractive long-term performance.

    We thank you for your continued investment in Invesco Main Street Mid Cap Fund®.

1	Source: Bloomberg LP

2	Source: US Bureau of Economic Analysis

3	Source: US Bureau of Labor Statistics

4	Source: Lipper Inc.

Portfolio manager(s):

Joy Budzinski

Belinda Cavazos - Lead

Kristen Ketner Pak

Magnus Krantz

Raman Vardharaj

Adam Weiner

Matthew P. Ziehl

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every

2	Invesco Main Street Mid Cap Fund®

aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3	Invesco Main Street Mid Cap Fund®

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4	Invesco Main Street Mid Cap Fund®

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (8/2/99)	10.39%
10 Years	12.00
5 Years	11.03
1 Year	16.26

Class C Shares
Inception (8/2/99)	10.38%
10 Years	11.96
5 Years	11.45
1 Year	21.12

Class R Shares
Inception (3/1/01)	9.31%
10 Years	12.34
5 Years	12.02
1 Year	22.73

Class Y Shares
Inception (8/2/99)	11.07%
10 Years	12.94
5 Years	12.58
1 Year	23.31

Class R5 Shares
10 Years	12.74%
5 Years	12.50
1 Year	23.41

Class R6 Shares
Inception (10/26/12)	12.97%
5 Years	12.77
1 Year	23.50

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Mid Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Mid Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Mid Cap Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5	Invesco Main Street Mid Cap Fund®

Supplemental Information

Invesco Main Street Mid Cap Fund’s® investment objective is to seek capital appreciation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6	Invesco Main Street Mid Cap Fund®

Fund Information

Portfolio Composition

By sector	% of total net assets

Information Technology	17.20%

Industrials	16.32

Consumer Discretionary	15.17

Health Care	11.38

Financials	10.70

Real Estate	7.77

Materials	5.36

Consumer Staples	4.51

Utilities	3.90

Energy	3.69

Communication Services	3.60

Money Market Funds Plus Other Assets Less Liabilities	0.40

Top 10 Equity Holdings*

		% of total net assets

1.	Alexandria Real Estate Equities, Inc.	2.44%

2.	Keysight Technologies, Inc.	2.05

3.	Synopsys, Inc.	2.01

4.	Vulcan Materials Co.	1.87

5.	CACI International, Inc., Class A	1.83

6.	Duke Realty Corp.	1.81

7.	Hubbell, Inc.	1.77

8.	D.R. Horton, Inc.	1.71

9.	Raymond James Financial, Inc.	1.66

10.	Atmos Energy Corp.	1.62

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2021.

7	Invesco Main Street Mid Cap Fund®

Schedule of Investments(a)

December 31, 2021

	Shares	Value

Common Stocks & Other Equity Interests–99.60%
Aerospace & Defense–1.11%
Curtiss-Wright Corp.	242,807	$33,670,047

Airlines–0.76%
Spirit Airlines, Inc.(b)(c)	1,062,331	23,211,932

Apparel Retail–1.10%
Ross Stores, Inc.	293,654	33,558,779

Apparel, Accessories & Luxury Goods–1.20%
Tapestry, Inc.	902,960	36,660,176

Application Software–7.80%
HubSpot, Inc.(b)(c)	27,994	18,452,245

Manhattan Associates, Inc.(b)	315,816	49,106,230

Paylocity Holding Corp.(b)	179,717	42,441,967

Pegasystems, Inc.(c)	210,176	23,501,880

Q2 Holdings, Inc.(b)(c)	268,075	21,295,878

Synopsys, Inc.(b)	165,719	61,067,451

Tyler Technologies, Inc.(b)	40,564	21,821,404

		237,687,055

Asset Management & Custody Banks–1.51%
Northern Trust Corp.	384,112	45,943,636

Auto Parts & Equipment–1.62%
Lear Corp.(c)	104,264	19,075,099

Visteon Corp.(b)	271,059	30,125,497

		49,200,596

Automotive Retail–2.37%
CarMax, Inc.(b)(c)	248,215	32,325,039

O’Reilly Automotive, Inc.(b)	56,389	39,823,604

		72,148,643

Biotechnology–0.83%
Seagen, Inc.(b)	163,790	25,321,934

Cable & Satellite–0.78%
Altice USA, Inc., Class A(b)(c)	1,464,920	23,702,406

Casinos & Gaming–0.89%
Caesars Entertainment, Inc.(b)	290,930	27,210,683

Construction & Engineering–0.80%
Valmont Industries, Inc.	96,648	24,210,324

Construction Materials–1.87%
Vulcan Materials Co.(c)	274,749	57,032,397

Data Processing & Outsourced Services–1.36%
Fiserv, Inc.(b)	399,319	41,445,319

Distillers & Vintners–1.33%
Constellation Brands, Inc., Class A	161,699	40,581,598

Drug Retail–0.65%
Walgreens Boots Alliance, Inc.(c)	378,375	19,736,040

Electric Utilities–0.99%
American Electric Power Co., Inc.	338,446	30,111,541

	Shares	Value

Electrical Components & Equipment–4.51%
Hubbell, Inc.	258,017	$53,737,201

Regal Rexnord Corp.	203,178	34,576,832

Rockwell Automation, Inc.	140,719	49,089,823

		137,403,856

Electronic Equipment & Instruments–2.05%
Keysight Technologies, Inc.(b)	302,522	62,473,818

Environmental & Facilities Services–1.37%
Republic Services, Inc.	298,740	41,659,293

Fertilizers & Agricultural Chemicals–0.79%
Mosaic Co. (The)	612,345	24,059,035

Financial Exchanges & Data–0.70%
MarketAxess Holdings, Inc.	51,840	21,320,237

Food Distributors–1.39%
Sysco Corp.	538,615	42,308,208

Gas Utilities–1.62%
Atmos Energy Corp.(c)	472,070	49,458,774

General Merchandise Stores–1.14%
Dollar General Corp.	147,693	34,830,440

Health Care Equipment–0.51%
Boston Scientific Corp.(b)	363,866	15,457,028

Health Care Facilities–2.01%
Acadia Healthcare Co., Inc.(b)	429,884	26,093,959

Tenet Healthcare Corp.(b)	429,695	35,101,784

		61,195,743

Health Care Services–1.01%
LHC Group, Inc.(b)	223,775	30,708,643

Health Care Supplies–2.06%
Cooper Cos., Inc. (The)(c)	83,445	34,958,449

DENTSPLY SIRONA, Inc.	498,156	27,792,123

		62,750,572

Health Care Technology–0.78%
Veeva Systems, Inc., Class A(b)	93,454	23,875,628

Homebuilding–1.71%
D.R. Horton, Inc.	480,271	52,085,390

Hotels, Resorts & Cruise Lines–2.36%
Choice Hotels International, Inc.	243,094	37,920,233

Expedia Group, Inc.(b)	187,917	33,960,360

		71,880,593

Human Resource & Employment Services–1.94%
ASGN, Inc.(b)	300,930	37,134,762

Korn Ferry	289,614	21,932,468

		59,067,230

Hypermarkets & Super Centers–1.14%
BJ’s Wholesale Club Holdings, Inc.(b)	518,860	34,748,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Mid Cap Fund®

	Shares	Value

Industrial Machinery–2.62%
Evoqua Water Technologies Corp.(b)	653,671	$30,559,119

Stanley Black & Decker, Inc.	261,094	49,247,551

		79,806,670

Industrial REITs–1.81%
Duke Realty Corp.	839,022	55,073,404

Insurance Brokers–1.60%
Arthur J. Gallagher & Co.	286,631	48,632,682

Interactive Home Entertainment–2.07%
Electronic Arts, Inc.	251,650	33,192,635

Zynga, Inc., Class A(b)(c)	4,683,029	29,971,386

		63,164,021

Internet & Direct Marketing Retail–0.99%
eBay, Inc.	453,629	30,166,328

Internet Services & Infrastructure–0.67%
MongoDB, Inc.(b)(c)	38,478	20,368,329

Investment Banking & Brokerage–1.66%
Raymond James Financial, Inc.	503,764	50,577,906

Leisure Products–0.40%
Peloton Interactive, Inc., Class A(b)(c)	343,397	12,279,877

Life Sciences Tools & Services–1.39%
Avantor, Inc.(b)(c)	1,001,495	42,202,999

Managed Health Care–1.21%
Centene Corp.(b)	238,404	19,644,489

Humana, Inc.	37,066	17,193,435

		36,837,924

Metal & Glass Containers–1.29%
Silgan Holdings, Inc.	920,356	39,428,051

Movies & Entertainment–0.75%
Endeavor Group Holdings, Inc., Class A(b)(c)	655,385	22,866,383

Multi-Utilities–1.29%
CMS Energy Corp.	603,325	39,246,291

Office REITs–2.44%
Alexandria Real Estate Equities, Inc.	332,651	74,167,867

Oil & Gas Equipment & Services–2.09%
Baker Hughes Co., Class A(c)	1,409,526	33,913,196

Schlumberger N.V.	996,109	29,833,464

		63,746,660

Oil & Gas Exploration & Production–1.02%
Chesapeake Energy Corp.(c)	479,886	30,962,245

Oil & Gas Storage & Transportation–0.58%
Magellan Midstream Partners L.P.	380,608	17,675,436

Pharmaceuticals–1.58%
Catalent, Inc.(b)	376,476	48,200,222

Property & Casualty Insurance–1.30%
Allstate Corp. (The)	336,742	39,617,696

	Shares	Value

Real Estate Services–0.70%
Zillow Group, Inc., Class C(b)(c)	331,390	$21,159,252

Regional Banks–3.21%
First Citizens BancShares, Inc., Class A(c)	45,770	37,981,777

Texas Capital Bancshares, Inc.(b)	256,371	15,446,352

Webster Financial Corp.(c)	795,270	44,407,877

		97,836,006

Research & Consulting Services–3.22%
CACI International, Inc., Class A(b)	206,862	55,689,319

TransUnion	357,994	42,450,929

		98,140,248

Residential REITs–1.53%
American Homes 4 Rent, Class A	1,071,033	46,707,749

Semiconductor Equipment–2.54%
KLA Corp.	93,334	40,143,887

MKS Instruments, Inc.	213,526	37,189,823

		77,333,710

Semiconductors–1.45%
Microchip Technology, Inc.	508,276	44,250,509

Specialized REITs–1.30%
Lamar Advertising Co., Class A	325,250	39,452,825

Specialty Chemicals–1.40%
PPG Industries, Inc.	247,519	42,682,176

Specialty Stores–1.38%
Tractor Supply Co.(c)	175,633	41,906,034

Systems Software–1.33%
VMware, Inc., Class A	349,181	40,463,094

Thrifts & Mortgage Finance–0.72%
Rocket Cos., Inc., Class A	1,564,681	21,905,534

Total Common Stocks & Other Equity Interests (Cost $2,309,111,667)		3,033,573,776

Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	3,295,302	3,295,302

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)(e)	2,353,316	2,353,787

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	6,164,818	6,164,818

Total Money Market Funds (Cost $11,813,907)		11,813,907

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $2,320,925,574)		3,045,387,683

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–8.42%
Invesco Private Government Fund, 0.02%(d)(e)(f)	76,977,397	76,977,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Mid Cap Fund®

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	179,578,011	$179,613,921

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $256,594,335)		256,591,318

TOTAL INVESTMENTS IN SECURITIES–108.41% (Cost $2,577,519,909)		3,301,979,001

OTHER ASSETS LESS LIABILITIES–(8.41)%		(256,172,836)

NET ASSETS–100.00%		$3,045,806,165

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,209,834	$215,106,234	$(216,020,766)	$-	$-	$3,295,302	$1,595
Invesco Liquid Assets Portfolio, Institutional Class	3,005,518	153,647,298	(154,298,944)	301	(386)	2,353,787	637
Invesco Treasury Portfolio, Institutional Class	4,811,239	247,783,537	(246,429,958)	-	-	6,164,818	684
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,155,116	302,891,907	(228,069,626)	-	-	76,977,397	3,150*
Invesco Private Prime Fund	3,232,675	618,369,628	(441,977,306)	(3,017)	(8,059)	179,613,921	41,912*
Total	$17,414,382	$1,537,798,604	$(1,286,796,600)	$(2,716)	$(8,445)	$268,405,225	$47,978

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost $ 2,309,111,667)*	$3,033,573,776

Investments in affiliated money market funds, at value (Cost $ 268,408,242)	268,405,225

Cash	3,415,180

Receivable for:
Fund shares sold	920,375

Dividends	1,382,672

Investment for trustee deferred compensation and retirement plans	787,645

Other assets	53,594

Total assets	3,308,538,467

Liabilities:
Payable for:
Fund shares reacquired	3,466,949

Collateral upon return of securities loaned	256,594,335

Accrued fees to affiliates	1,606,606

Accrued other operating expenses	230,916

Trustee deferred compensation and retirement plans	833,496

Total liabilities	262,732,302

Net assets applicable to shares outstanding	$3,045,806,165

Net assets consist of:
Shares of beneficial interest	$2,301,097,423

Distributable earnings	744,708,742

$3,045,806,165

Net Assets:

Class A	$2,217,084,714

Class C	$97,387,553

Class R	$184,311,678

Class Y	$436,517,752

Class R5	$17,283,816

Class R6	$93,220,652

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	78,350,034

Class C	4,798,680

Class R	7,116,343

Class Y	13,698,010

Class R5	605,622

Class R6	2,925,949

Class A:
Net asset value per share	$28.30

Maximum offering price per share (Net asset value of $28.30 ÷ 94.50%)	$29.95

Class C:
Net asset value and offering price per share	$20.29

Class R:
Net asset value and offering price per share	$25.90

Class Y:
Net asset value and offering price per share	$31.87

Class R5:
Net asset value and offering price per share	$28.54

Class R6:
Net asset value and offering price per share	$31.86

*	At December 31, 2021, securities with an aggregate value of $246,308,735 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Mid Cap Fund®

Statement of Operations

For the year ended December 31, 2021

Investment income:

Dividends (net of foreign withholding taxes of $4,308)	$27,443,437

Dividends from affiliated money market funds (includes securities lending income of $143,961)	146,877

Total investment income	27,590,314

Expenses:

Advisory fees	18,214,071

Administrative services fees	415,668

Distribution fees:
Class A	5,268,134

Class C	974,368

Class R	897,495

Transfer agent fees – A, C, R and Y	4,988,161

Transfer agent fees – R5	17,375

Transfer agent fees – R6	34,130

Trustees’ and officers’ fees and benefits	52,415

Registration and filing fees	114,916

Reports to shareholders	241

Professional services fees	126,309

Other	52,665

Total expenses	31,155,948

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(32,743)

Net expenses	31,123,205

Net investment income (loss)	(3,532,891)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	547,878,678

Affiliated investment securities	(8,445)

Foreign currencies	3

547,870,236

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	54,445,494

Affiliated investment securities	(2,716)

Foreign currencies	265

54,443,043

Net realized and unrealized gain	602,313,279

Net increase in net assets resulting from operations	$598,780,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:

Net investment income (loss)	$(3,532,891)	$6,122,683

Net realized gain	547,870,236	105,129,365

Change in net unrealized appreciation	54,443,043	232,995,720

Net increase in net assets resulting from operations	598,780,388	344,247,768

Distributions to shareholders from distributable earnings:

Class A	(355,543,435)	(34,589,928)

Class C	(20,334,419)	(3,525,123)

Class R	(31,376,253)	(3,914,464)

Class Y	(64,993,563)	(9,035,832)

Class R5	(2,762,491)	(537)

Class R6	(13,642,606)	(1,554,864)

Total distributions from distributable earnings	(488,652,767)	(52,620,748)

Share transactions–net:

Class A	193,467,001	378,528,057

Class C	8,056,833	(26,819,659)

Class R	16,826,232	5,049,761

Class Y	18,436,527	(80,505,132)

Class R5	2,020,487	10,554,570

Class R6	(58,471)	12,032,558

Net increase in net assets resulting from share transactions	238,748,609	298,840,155

Net increase in net assets	348,876,230	590,467,175

Net assets:

Beginning of year	2,696,929,935	2,106,462,760

End of year	$3,045,806,165	$2,696,929,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Main Street Mid Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Year ended 12/31/21	$27.52	$(0.04)	$6.20	$6.16	$(0.07)	$(5.31)	$(5.38)	$28.30	23.02%		$2,217,085	1.06%		1.06%		(0.13)%		65%
Year ended 12/31/20	26.13	0.06	2.06	2.12	–	(0.73)	(0.73)	27.52	9.13	(e)	1,946,102	1.10	(e)	1.11	(e)	0.27	(e)	76
Six months ended 12/31/19	25.18	0.07	2.18	2.25	–	(1.30)	(1.30)	26.13	8.95		1,326,188	1.10	(f)	1.12	(f)	0.51	(f)	27
Year ended 06/30/19	27.59	0.08	0.25	0.33	–	(2.74)	(2.74)	25.18	2.50		1,364,726	1.09		1.09		0.30		59
Year ended 06/30/18	28.59	0.02	2.84	2.86	(0.12)	(3.74)	(3.86)	27.59	10.67		1,383,592	1.09		1.10		0.08		60
Year ended 06/30/17	25.57	0.10	3.72	3.82	(0.23)	(0.57)	(0.80)	28.59	15.17		1,486,121	1.10		1.11		0.37		68
Class C
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	–	(5.31)	(5.31)	20.29	22.08		97,388	1.81		1.81		(0.88)		65
Year ended 12/31/20	20.41	(0.09)	1.52	1.43	–	(0.73)	(0.73)	21.11	8.29		90,764	1.84		1.87		(0.47)		76
Six months ended 12/31/19	20.00	(0.02)	1.73	1.71	–	(1.30)	(1.30)	20.41	8.56		111,246	1.84	(f)	1.88	(f)	(0.23	)(f)	27
Year ended 06/30/19	22.69	(0.09)	0.14	0.05	–	(2.74)	(2.74)	20.00	1.75		123,764	1.84		1.85		(0.46)		59
Year ended 06/30/18	24.22	(0.16)	2.37	2.21	–	(3.74)	(3.74)	22.69	9.84		269,651	1.84		1.85		(0.68)		60
Year ended 06/30/17	21.79	(0.09)	3.17	3.08	(0.08)	(0.57)	(0.65)	24.22	14.32		301,630	1.85		1.86		(0.38)		68
Class R
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73		184,312	1.31		1.31		(0.38)		65
Year ended 12/31/20	24.41	0.01	1.89	1.90	–	(0.73)	(0.73)	25.58	8.87		163,178	1.34		1.37		0.03		76
Six months ended 12/31/19	23.63	0.03	2.05	2.08	–	(1.30)	(1.30)	24.41	8.81		145,346	1.34	(f)	1.38	(f)	0.27	(f)	27
Year ended 06/30/19	26.13	0.01	0.23	0.24	–	(2.74)	(2.74)	23.63	2.28		152,799	1.34		1.35		0.05		59
Year ended 06/30/18	27.28	(0.05)	2.69	2.64	(0.05)	(3.74)	(3.79)	26.13	10.37		171,923	1.34		1.35		(0.18)		60
Year ended 06/30/17	24.44	0.03	3.55	3.58	(0.17)	(0.57)	(0.74)	27.28	14.88		179,018	1.35		1.36		0.12		68
Class Y
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31		436,518	0.81		0.81		0.12		65
Year ended 12/31/20	28.69	0.14	2.30	2.44	–	(0.73)	(0.73)	30.40	9.44		395,290	0.84		0.87		0.53		76
Six months ended 12/31/19	27.49	0.11	2.39	2.50	–	(1.30)	(1.30)	28.69	9.11		458,670	0.84	(f)	0.88	(f)	0.77	(f)	27
Year ended 06/30/19	29.84	0.15	0.30	0.45	(0.06)	(2.74)	(2.80)	27.49	2.73		477,999	0.84		0.85		0.55		59
Year ended 06/30/18	30.62	0.10	3.05	3.15	(0.19)	(3.74)	(3.93)	29.84	10.96		596,309	0.84		0.85		0.32		60
Year ended 06/30/17	27.33	0.18	3.98	4.16	(0.30)	(0.57)	(0.87)	30.62	15.44		637,592	0.85		0.86		0.62		68
Class R5
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41		17,284	0.74		0.74		0.19		65
Year ended 12/31/20	26.19	0.16	2.08	2.24	–	(0.73)	(0.73)	27.70	9.58		14,535	0.72		0.72		0.65		76
Six months ended 12/31/19	25.18	0.11	2.20	2.31	–	(1.30)	(1.30)	26.19	9.19		11	0.72	(f)	0.72	(f)	0.88	(f)	27
Period ended 06/30/19(g)	23.91	0.02	1.25	1.27	–	–	–	25.18	5.31		11	0.72	(f)	0.74	(f)	0.66	(f)	59
Class R6
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50		93,221	0.67		0.68		0.26		65
Year ended 12/31/20	28.63	0.18	2.30	2.48	–	(0.73)	(0.73)	30.38	9.60		87,060	0.67		0.69		0.70		76
Six months ended 12/31/19	27.41	0.13	2.39	2.52	–	(1.30)	(1.30)	28.63	9.21		65,001	0.67	(f)	0.69	(f)	0.94	(f)	27
Year ended 06/30/19	29.77	0.20	0.29	0.49	(0.11)	(2.74)	(2.85)	27.41	2.92		123,716	0.67		0.68		0.71		59
Year ended 06/30/18	30.57	0.15	3.03	3.18	(0.24)	(3.74)	(3.98)	29.77	11.11		337,300	0.67		0.67		0.49		60
Year ended 06/30/17	27.28	0.23	3.98	4.21	(0.35)	(0.57)	(0.92)	30.57	15.72		383,913	0.67		0.67		0.79		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended December 31, 2019 and the years ended June 30, 2019, 2018 and 2017, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the Fund.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Main Street Mid Cap Fund®

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

15	Invesco Main Street Mid Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships - The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending

16	Invesco Main Street Mid Cap Fund®

transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, the Fund paid the Adviser $610 in fees for securities lending agent services.

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 200 million	0.735%

Next $200 million	0.730%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended December 31, 2021, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.84%, 1.34%, 0.84%, 072% and 0.67%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary

17	Invesco Main Street Mid Cap Fund®

or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. For the period June 1, 2021 through December 31, 2021, the Adviser did not waive and/or reimburse expenses under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2021, the Adviser waived advisory fees of $7,643 and reimbursed class level expenses of $0, $1,736, $3,168, $7,831, $0 and $8,117 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $151,822 in front-end sales commissions from the sale of Class A shares and $1,635 and $1,854 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended December 31, 2021, the Fund incurred $39,574 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,033,573,776	$–	$–	$3,033,573,776

Money Market Funds	11,813,907	256,591,318	–	268,405,225

Total Investments	$3,045,387,683	$256,591,318	$–	$3,301,979,001

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,248.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

18	Invesco Main Street Mid Cap Fund®

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020

Ordinary income*	$172,815,707	$–

Long-term capital gain	315,837,060	52,620,748

Total distributions	$488,652,767	$52,620,748

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed long-term capital gain	$72,117,573

Net unrealized appreciation – investments	708,709,346

Net unrealized appreciation – foreign currencies	428

Temporary book/tax differences	(10,477,706)

Capital loss carryforward	(25,640,899)

Shares of beneficial interest	2,301,097,423

Total net assets	$3,045,806,165

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to partnerships and return of capital.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$25,640,899	$–	$25,640,899

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $1,677,123,799 and $2,042,065,853, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$775,027,976

Aggregate unrealized (depreciation) of investments	(66,318,630)

Net unrealized appreciation of investments	$708,709,346

Cost of investments for tax purposes is $2,593,269,655.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of equalization, partnerships and net operating losses, on December 31, 2021, undistributed net investment income (loss) was decreased by $9,732,260, undistributed net realized gain was decreased by $23,617,794 and shares of beneficial interest was increased by $33,350,054. Further, as a result of tax deferrals acquired in the reorganization of Invesco Mid Cap Core Equity Fund into the Fund, undistributed net investment income (loss) was decreased by $214,792, undistributed net realized gain was decreased by $347 and shares of beneficial interest was increased by $215,139. These reclassifications had no effect on the net assets of the Fund.

19	Invesco Main Street Mid Cap Fund®

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,421,801	$105,800,038	3,698,465	$86,124,388

Class C	506,268	11,911,844	665,419	12,047,700

Class R	896,841	25,697,898	1,001,213	21,399,452

Class Y	1,590,184	54,444,030	3,103,689	77,249,330

Class R5	77,474	2,381,041	49,401	1,192,957

Class R6	845,789	28,855,197	665,398	17,126,585

Issued as reinvestment of dividends:
Class A	12,497,060	342,419,420	1,663,716	33,404,747

Class C	1,018,476	20,023,231	223,469	3,456,952

Class R	1,248,067	31,301,522	209,279	3,911,472

Class Y	1,811,130	55,873,364	367,016	8,125,743

Class R5	99,808	2,758,684	12	232

Class R6	423,479	13,060,088	69,895	1,544,682

Automatic conversion of Class C shares to Class A shares:
Class A	372,438	11,488,958	1,036,907	26,690,506

Class C	(489,453)	(11,488,958)	(1,347,639)	(26,690,506)

Issued in connection with acquisitions:(b)(c)
Class A	2,902,068	91,827,245	27,899,990	570,126,566

Class C	306,598	7,425,168	1,278,483	20,135,590

Class R	171,554	5,042,873	1,480,209	28,155,567

Class Y	242,109	8,468,470	1,581,831	35,642,900

Class R5	79,110	2,522,481	572,078	11,736,265

Class R6	32,587	1,139,863	1,083,493	24,374,640

Reacquired:
Class A	(11,562,288)	(358,068,660)	(14,327,992)	(337,818,150)

Class C	(842,550)	(19,814,452)	(1,970,524)	(35,769,395)

Class R	(1,578,093)	(45,216,061)	(2,266,686)	(48,416,730)

Class Y	(2,950,214)	(100,349,337)	(8,032,240)	(201,523,105)

Class R5	(175,522)	(5,641,719)	(97,157)	(2,374,884)

Class R6	(1,241,578)	(43,113,619)	(1,223,335)	(31,013,349)

Net increase in share activity	9,703,143	$238,748,609	17,384,390	$298,840,155

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Endeavor Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,734,026 shares of the Fund for 7,018,765 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $116,426,100, including $20,639,418 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,979,176,587 and $3,095,602,688 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(3,735,493)

Net realized/unrealized gains	618,157,011

Change in net assets resulting from operations	$614,421,518

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

20	Invesco Main Street Mid Cap Fund®

(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Mid Cap Core Equity Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 33,896,084 shares of the Fund for 51,582,605 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $690,171,528, including $31,812,390 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,532,015,423 and $2,222,186,951 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$14,131,223

Net realized/unrealized gains	160,708,776

Change in net assets resulting from operations	$174,839,999

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

21	Invesco Main Street Mid Cap Fund®

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Mid Cap Fund®

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Mid Cap Fund® (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights

For the two years ended December 31, 2021, the six months ended December 31, 2019 and the year ended June 30, 2019 for Class A, Class C, Class R, Class Y and Class R6.
For the two years ended December 31, 2021, the six months ended December 31, 2019 and the period May 24, 2019 (commencement date) through June 30, 2019 for Class R5.

The financial statements of Oppenheimer Main Street Mid Cap Fund® (subsequently renamed Invesco Main Street Mid Cap Fund®) as of and for the year ended June 30, 2018 and the financial highlights for each of the periods ended on or prior to June 30, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated August 24, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

22	Invesco Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,062.60	$5.35	$1,020.01	$5.24	1.03%
Class C	1,000.00	1,058.30	9.29	1,016.18	9.10	1.79
Class R	1,000.00	1,061.40	6.70	1,018.70	6.56	1.29
Class Y	1,000.00	1,063.80	4.06	1,021.27	3.97	0.78
Class R5	1,000.00	1,064.00	3.95	1,021.37	3.87	0.76
Class R6	1,000.00	1,064.40	3.43	1,021.88	3.36	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

23	Invesco Main Street Mid Cap Fund®

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$349,195,060
Qualified Dividend Income*	17.65%
Corporate Dividends Received Deduction*	17.38%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	1.37%
Business Interest Income*	0.00%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$166,218,467

24	Invesco Main Street Mid Cap Fund®

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson - 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2	Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern - 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort -1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3	Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President - Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Main Street Mid Cap Fund®

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSM-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Main Street Small Cap Fund®

Nasdaq:

A: OSCAX ∎ C: OSCCX ∎ R: OSCNX ∎ Y: OSCYX ∎ R5: MNSQX ∎ R6: OSSIX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

8	Schedule of Investments

11	Financial Statements

14	Financial Highlights

15	Notes to Financial Statements

22	Report of Independent Registered Public Accounting Firm

23	Fund Expenses

24	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Main Street Small Cap Fund® (the Fund), at net asset value (NAV), outperformed the Russell 2000 Index.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/ 31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.73%
Class C Shares	20.81
Class R Shares	21.35
Class Y Shares	22.03
Class R5 Shares	22.08
Class R6 Shares	22.23
Russell 2000 Index▼	14.82

Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

US political unrest and rising coronavirus (COVID-19) infection rates marked the start of the first quarter of 2021. Additionally, retail investors bid up select stocks like GameStop and AMC Theaters, ultimately causing a sharp selloff in late January. Corporate earnings generally beat expectations, but market volatility rose during the quarter as investors worried about rising bond yields and inflation. Despite the US Federal Reserve’s (the Fed’s) commitment to an accommodative policy, the 10-year US Treasury yield rose from 0.92% at the end of 2020 to 1.75%1 at the end of March 2021. Approval of a third COVID-19 vaccine boosted investors’ optimism for faster economic recovery. Although March saw increased volatility with consecutive down days in the US stock market, stocks continued to hit all-time highs through April 2021.

    The US stock market once again hit new highs in the second quarter of 2021, despite higher volatility stemming from inflation concerns and the potential for rising interest rates. Investors remained optimistic about the strength of the economic recovery after the US gross domestic product (GDP) grew at a 6.4% annualized rate for the first quarter of 2021.2 Corporate earnings also remained strong as the majority of S&P 500 companies beat Wall Street earnings forecasts. US equity markets continued to move higher in July despite inflation concerns and increasing COVID-19 infection rates due to the rapidly spreading Delta variant. Despite the Consumer Price Index (CPI) increasing in June through September,3 the Fed declined to raise interest rates at its September Federal Open Market Committee (FOMC) meeting. The US stock market saw continued volatility in August and a selloff through most of September due to increasing concerns of inflation due to a spike in oil prices and supply chain shortages causing rising costs.

    Equity markets were volatile in the fourth quarter of 2021 amid record inflation and the emergence of a new COVID-19 variant. Pandemic related supply chain disruption and labor shortages intensified during the quarter, resulting in broadly higher input costs for companies and consumers alike. Additionally, the price of oil (West Texas Intermediate) rose to nearly $85 per barrel in October,1 causing higher gas prices for consumers and pushing energy stocks higher. The CPI report for November increased 0.8%, resulting in a 6.8% increase over the last 12 months, the highest since 1982.3 To combat inflation, the Fed announced a faster pace of “tapering” at its December meeting, pledging to end its asset purchase program by March 2022. The Fed also announced the potential for three interest rate increases in 2022. With solid corporate earnings and optimism about the COVID-19 Omicron strain reporting milder symptoms, stocks rallied at year-end and the S&P 500 Index returned 28.71%4 for the calendar year.

    During the fiscal year, stock selection in the industrials, health care and financials sectors were the largest contributors to the Fund’s performance versus its benchmark, the Russell 2000 Index. This was partially offset by weaker stock selection in the information technology, energy and materials sectors.

    The largest individual contributors to the Fund’s performance relative to the benchmark during the fiscal year included Atkore, Zurn Water Solutions and Korn Ferry. Atkore benefited from strong price realization as PVC conduit industry-wide was in tight supply which drove earnings before interest, taxes, depreciation and amortization margins to a historically strong level. While some of the strengths may prove to be unsustainable, management is demonstrating superior execution by being prepared to reap the benefits from what we believe will be a much stronger market than anyone anticipated.

    Zurn Water Solutions, formerly known as Rexnord, outperformed after announcing and completing a spin-off of its Process and Motion Control Business (PMC) with the remaining water infrastructure platform that is now a stand-alone business.

    Korn Ferry experienced a strong rebound in revenues, new business bookings and earnings. Furthermore, the company achieved greater revenue synergies between business units and many cost cuts made during COVID-19 (in areas such as real estate and administrative functions) which we believe will be permanent.

    The largest individual detractors from the Fund’s performance relative to the benchmark during the fiscal year included LHC, Q2, and iRhythm Technologies. LHC was under pressure due to concerns about labor shortages in health care positions and that COVID-19 is causing a lack of referrals from skilled nursing facilities.

    Q2’s business momentum for new business wins was adversely impacted by an elongation of sales cycles associated with COVID-19-related delays on decision making. We believe the company’s value proposition for banks embarking on digital transformation remains intact and the softness in new business wins was temporary.

    iRhythm Technologies underperformed due to a surprise cut to Medicare reimbursement for its ambulatory cardiac monitor, which was announced in February 2021. The position was exited during the fiscal year.

    We continue to maintain our discipline around valuation and focus on companies which we believe have skilled management teams that are out-executing peers. We believe this disciplined approach is essential to generating attractive long-term performance.

    We thank you for your continued investment in Invesco Main Street Small Cap Fund®.

1 Source: Bloomberg LP

2 Source: US Bureau of Economic Analysis

3 Source: US Bureau of Labor Statistics

4 Source: Lipper Inc.

Portfolio manager(s):

Joy Budzinski

Kristin Ketner Pak

Magnus Krantz

Raman Vardharaj

Adam Weiner - Lead

Matthew P. Ziehl - Lead

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every

2 Invesco Main Street Small Cap Fund®

aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3 Invesco Main Street Small Cap Fund®

Your Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 5/17/13

1	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4 Invesco Main Street Small Cap Fund®

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (5/17/13)	11.23%
5 Years	11.91
1 Year	15.03

Class C Shares
Inception (5/17/13)	11.14%
5 Years	12.34
1 Year	19.81

Class R Shares
Inception (5/17/13)	11.62%
5 Years	12.88
1 Year	21.35

Class Y Shares
Inception (5/17/13)	12.30%
5 Years	13.51
1 Year	22.03

Class R5 Shares
Inception	12.07%
5 Years	13.38
1 Year	22.08

Class R6 Shares
Inception (5/17/13)	12.43%
5 Years	13.66
1 Year	22.23

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Small Cap Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Small Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Small Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5 Invesco Main Street Small Cap Fund®

Supplemental Information

Invesco Main Street Small Cap Fund’s® investment objective is to seek capital appreciation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6 Invesco Main Street Small Cap Fund®

Fund Information

Portfolio Composition

By sector	% of total net assets

Industrials	20.44%

Health Care	15.27

Financials	14.98

Information Technology	11.70

Consumer Discretionary	11.64

Materials	5.50

Consumer Staples	4.83

Real Estate	4.30

Utilities	4.06

Communication Services	3.81

Energy	2.28

Money Market Funds Plus Other Assets Less Liabilities	1.19

Top 10 Equity Holdings*

		% of total net assets

1.	Tenet Healthcare Corp.	2.09%

2.	Evoqua Water Technologies Corp.	1.97

3.	AutoNation, Inc.	1.89

4.	Ziff Davis, Inc.	1.88

5.	Azenta, Inc.	1.84

6.	National Storage Affiliates Trust	1.82

7.	Korn Ferry	1.81

8.	Stifel Financial Corp.	1.75

9.	Sterling Bancorp	1.71

10.	ASGN, Inc.	1.70

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.
Data	presented here are as of December 31, 2021.

7                                    Invesco Main Street Small Cap Fund®

Schedule of Investments(a)

December 31, 2021

	Shares	Value
Common Stocks & Other Equity Interests–98.81%
Aerospace & Defense–1.08%
Curtiss-Wright Corp.	142,807	$ 19,803,047

Air Freight & Logistics–0.78%
Hub Group, Inc., Class A(b)	168,663	14,208,171

Airlines–0.49%
Spirit Airlines, Inc.(b)	412,523	9,013,628

Alternative Carriers–0.94%
EchoStar Corp., Class A(b)	655,890	17,282,702

Aluminum–0.99%
Kaiser Aluminum Corp.(c)	192,213	18,056,489

Application Software–5.45%
Bottomline Technologies (DE), Inc.(b)	460,255	25,990,600
Consensus Cloud Solutions, Inc.(b)(c)	162,982	9,431,768
Envestnet, Inc.(b)(c)	143,225	11,363,472
Everbridge, Inc.(b)	71,666	4,825,272
Olo, Inc., Class A(b)(c)	323,738	6,736,988
Paycor HCM, Inc.(b)(c)	552,426	15,915,393
Q2 Holdings, Inc.(b)(c)	319,819	25,406,421
		99,669,914
Asset Management & Custody Banks–2.29%
Federated Hermes, Inc., Class B(c)	488,149	18,344,639
Focus Financial Partners, Inc., Class A(b)	393,493	23,499,402
		41,844,041

Auto Parts & Equipment–2.48%
Dorman Products, Inc.(b)	211,018	23,847,144
Visteon Corp.(b)	193,005	21,450,576
		45,297,720

Automotive Retail–3.22%
AutoNation, Inc.(b)	295,759	34,559,439
Monro, Inc.(c)	416,795	24,286,645
		58,846,084

Biotechnology–1.43%
ADC Therapeutics S.A. (Switzerland)(b)(c)	130,337	2,632,807
Avid Bioservices, Inc.(b)(c)	478,005	13,948,186
Twist Bioscience Corp.(b)	124,904	9,666,321
		26,247,314

Building Products–2.43%
Masonite International Corp.(b)(c)	171,939	20,280,205
Zurn Water Solutions Corp.	663,701	24,158,716
		44,438,921

Casinos & Gaming–0.53%
Boyd Gaming Corp.	146,720	9,620,430

Construction & Engineering–1.65%
Comfort Systems USA, Inc.	151,456	14,985,057
Valmont Industries, Inc.	60,586	15,176,793
		30,161,850

	Shares	Value
Construction Machinery & Heavy Trucks–0.55%
Allison Transmission Holdings, Inc.	278,616	$ 10,127,692

Construction Materials–1.56%
Summit Materials, Inc., Class A(b)(c)	710,039	28,500,965

Data Processing & Outsourced Services–0.54%
Paya Holdings, Inc., Class A(b)(c)	1,559,394	9,886,558

Diversified Banks–0.72%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	343,792	13,101,913

Diversified Metals & Mining–0.82%
Compass Minerals International, Inc.(c)	293,142	14,973,693

Electrical Components & Equipment–3.44%
Atkore, Inc.(b)(c)	258,464	28,738,612
EnerSys	178,314	14,097,505
Regal Rexnord Corp.	118,105	20,099,109
		62,935,226

Gas Utilities–2.76%
National Fuel Gas Co.	319,997	20,460,608
Northwest Natural Holding Co.(c)	317,000	15,463,260
Suburban Propane Partners L.P.	997,582	14,614,576
		50,538,444

Health Care Equipment–4.09%
AtriCure, Inc.(b)	311,847	21,682,722
CryoPort, Inc.(b)(c)	317,833	18,806,178
Heska Corp.(b)(c)	74,916	13,671,421
Tandem Diabetes Care, Inc.(b)(c)	136,771	20,586,771
		74,747,092

Health Care Facilities–3.57%
Acadia Healthcare Co., Inc.(b)	445,497	27,041,668
Tenet Healthcare Corp.(b)	468,115	38,240,314
		65,281,982

Health Care Services–2.40%
Addus HomeCare Corp.(b)(c)	217,209	20,311,213
LHC Group, Inc.(b)	172,029	23,607,540
		43,918,753

Health Care Supplies–0.66%
BioLife Solutions, Inc.(b)(c)	322,362	12,014,432

Health Care Technology–1.52%
Inspire Medical Systems, Inc.(b)	120,892	27,812,414

Homebuilding–2.02%
Skyline Champion Corp.(b)	84,729	6,691,896
TopBuild Corp.(b)(c)	109,904	30,323,613
		37,015,509

Hotel & Resort REITs–1.09%
DiamondRock Hospitality Co.(b)	2,067,387	19,867,589

Household Products–0.77%
Energizer Holdings, Inc.(c)	353,535	14,176,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                    Invesco Main Street Small Cap Fund®

	Shares	Value
Human Resource & Employment Services–3.51%
ASGN, Inc.(b)	251,549	$ 31,041,147
Korn Ferry	437,229	33,111,352
		64,152,499

Hypermarkets & Super Centers–1.48%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	403,507	27,022,864

Industrial Machinery–3.12%
EnPro Industries, Inc.	191,080	21,032,176
Evoqua Water Technologies Corp.(b)(c)	771,200	36,053,600
		57,085,776

Interactive Home Entertainment–0.99%
Zynga, Inc., Class A(b)	2,818,793	18,040,275

Interactive Media & Services–1.88%
Ziff Davis, Inc.(b)(c)	310,447	34,416,154

Internet & Direct Marketing Retail–0.65%
Overstock.com, Inc.(b)	201,947	11,916,892

Investment Banking & Brokerage–1.75%
Stifel Financial Corp.	454,455	32,002,721

Leisure Facilities–0.82%
Cedar Fair L.P.(b)	298,693	14,952,572

Life Sciences Tools & Services–1.17%
Adaptive Biotechnologies Corp.(b)(c)	294,804	8,272,200
NeoGenomics, Inc.(b)(c)	386,579	13,190,076
		21,462,276

Metal & Glass Containers–0.74%
Silgan Holdings, Inc.	315,357	13,509,894

Multi-Utilities–1.30%
Avista Corp.	557,566	23,690,979

Office Services & Supplies–0.51%
ACCO Brands Corp.	1,130,689	9,339,491

Oil & Gas Equipment & Services–0.51%
NOV, Inc.(c)	684,469	9,274,555

Oil & Gas Exploration & Production–1.78%
Chesapeake Energy Corp.(c)	252,718	16,305,365
CNX Resources Corp.(b)(c)	1,177,730	16,193,788
		32,499,153

Packaged Foods & Meats–1.42%
Simply Good Foods Co. (The)(b)	624,433	25,957,680

Personal Products–1.16%
BellRing Brands, Inc., Class A(b)	742,916	21,195,393

Pharmaceuticals–0.42%
Collegium Pharmaceutical, Inc.(b)	413,750	7,728,850

Property & Casualty Insurance–0.88%
Definity Financial Corp. (Canada)(b)	691,550	16,144,094

Regional Banks–7.82%
BankUnited, Inc.(c)	499,788	21,146,030
Berkshire Hills Bancorp, Inc.	421,102	11,971,930
Cathay General Bancorp	418,380	17,986,156

	Shares	Value
Regional Banks–(continued)
FB Financial Corp.	227,820	$ 9,983,072
Heritage Financial Corp.	405,591	9,912,644
OceanFirst Financial Corp.(c)	499,677	11,092,829
Pacific Premier Bancorp, Inc.	520,247	20,825,488
Silvergate Capital Corp., Class A(b)	60,553	8,973,955
Sterling Bancorp	1,210,190	31,210,800
		143,102,904

Research & Consulting Services–2.88%
CACI International, Inc., Class A(b)	87,694	23,608,102
KBR, Inc.(c)	608,616	28,982,294
		52,590,396

Restaurants–1.92%
Denny’s Corp.(b)(c)	1,115,271	17,844,336
Texas Roadhouse, Inc.	194,347	17,351,300
		35,195,636

Semiconductor Equipment–3.04%
Azenta, Inc.	326,657	33,681,603
MKS Instruments, Inc.	125,584	21,872,966
		55,554,569

Semiconductors–2.18%
Allegro MicroSystems, Inc. (Japan)(b)	368,624	13,336,816
Semtech Corp.(b)	297,442	26,451,517
		39,788,333

Specialized REITs–3.21%
Four Corners Property Trust, Inc.	865,159	25,444,327
National Storage Affiliates Trust	480,225	33,231,570
		58,675,897

Specialty Chemicals–1.40%
Amyris, Inc.(b)(c)	917,660	4,964,540
Diversey Holdings Ltd.(b)(c)	801,723	10,670,933
NewMarket Corp.	28,894	9,902,552
		25,538,025

Systems Software–0.49%
BlackBerry Ltd. (Canada)(b)	968,449	9,054,998

Thrifts & Mortgage Finance–1.51%
WSFS Financial Corp.	552,366	27,684,584
Total Common Stocks & Other Equity Interests (Cost $1,284,281,216)		1,806,966,787

Money Market Funds–1.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	9,178,802	9,178,802
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)(e)	5,020,702	5,021,706
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	10,490,060	10,490,060
Total Money Market Funds (Cost $24,690,568)		24,690,568
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $1,308,971,784)		1,831,657,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Main Street Small Cap Fund®

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds–10.23%
Invesco Private Government Fund, 0.02%(d)(e)(f)	56,111,634	$56,111,634

Invesco Private Prime Fund, 0.11%(d)(e)(f)	130,900,966	130,927,142

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,047,457)		187,038,776

TOTAL INVESTMENTS IN SECURITIES–110.39% (Cost $1,496,019,241)		2,018,696,131

OTHER ASSETS LESS LIABILITIES–(10.39)%		(189,957,459)

NET ASSETS–100.00%		$1,828,738,672

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,654,149	$241,437,343	$(236,912,690)	$-	$-	$9,178,802	$2,623
Invesco Liquid Assets Portfolio, Institutional Class	3,322,991	170,920,880	(169,221,049)	175	(1,291)	5,021,706	907
Invesco Treasury Portfolio, Institutional Class	5,319,027	275,928,390	(270,757,357)	-	-	10,490,060	1,135
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	235,877,763	(179,766,129)	-	-	56,111,634	5,096*
Invesco Private Prime Fund	-	499,824,374	(368,873,998)	(8,681)	(14,553)	130,927,142	67,233*
Total	$13,296,167	$1,423,988,750	$(1,225,531,223)	$(8,506)	$(15,844)	$211,729,344	$76,994

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost $ 1,284,281,216)*	$1,806,966,787
Investments in affiliated money market funds, at value (Cost $ 211,738,025)	211,729,344
Receivable for:
Fund shares sold	1,807,929
Dividends	696,207
Investment for trustee deferred compensation and retirement plans	181,788
Other assets	51,268
Total assets	2,021,433,323

Liabilities:
Payable for:
Investments purchased	3,025,070
Fund shares reacquired	1,303,780
Amount due custodian	417,494
Collateral upon return of securities loaned	187,047,457
Accrued fees to affiliates	566,175
Accrued other operating expenses	142,842
Trustee deferred compensation and retirement plans	191,833
Total liabilities	192,694,651
Net assets applicable to shares outstanding	$1,828,738,672

Net assets consist of:
Shares of beneficial interest	$1,339,769,595
Distributable earnings	488,969,077
$1,828,738,672

Net Assets:
Class A	$408,430,380
Class C	$42,391,660
Class R	$57,441,168
Class Y	$566,298,655
Class R5	$9,028,219
Class R6	$745,148,590

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	19,387,139
Class C	2,154,168
Class R	2,787,819
Class Y	26,622,690
Class R5	426,581
Class R6	34,890,968
Class A:
Net asset value per share	$21.07
Maximum offering price per share
(Net asset value of $21.07 ÷ 94.50%)	$22.30
Class C:
Net asset value and offering price per share	$19.68
Class R:
Net asset value and offering price per share	$20.60
Class Y:
Net asset value and offering price per share	$21.27
Class R5:
Net asset value and offering price per share	$21.16
Class R6:
Net asset value and offering price per share	$21.36

*	At December 31, 2021, securities with an aggregate value of $181,389,991 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Main Street Small Cap Fund®

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends (net of foreign withholding taxes of $(439))	$12,511,701

Dividends from affiliated money market funds (includes securities lending income of $105,689)	110,354

Total investment income	12,622,055

Expenses:
Advisory fees	9,782,700

Administrative services fees	213,892

Distribution fees:
Class A	816,094

Class C	411,334

Class R	245,878

Transfer agent fees – A, C, R and Y	1,639,736

Transfer agent fees – R5	9,931

Transfer agent fees – R6	80,539

Trustees’ and officers’ fees and benefits	35,083

Registration and filing fees	130,189

Professional services fees	46,920

Other	(43,061)

Total expenses	13,369,235

Less: Fees waived and/or expense offset arrangement(s)	(9,947)

Net expenses	13,359,288

Net investment income (loss)	(737,233)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $9,580,162)	124,867,668

Affiliated investment securities	(15,844)

Foreign currencies	(5,249)

Futures contracts	(245,297)

124,601,278

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	136,096,751

Affiliated investment securities	(8,506)

136,088,245

Net realized and unrealized gain	260,689,523

Net increase in net assets resulting from operations	$259,952,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income (loss)	$(737,233)	$2,073,963

Net realized gain	124,601,278	19,108,402

Change in net unrealized appreciation	136,088,245	176,245,310

Net increase in net assets resulting from operations	259,952,290	197,427,675

Distributions to shareholders from distributable earnings:
Class A	(27,017,539)	(624,765)

Class C	(3,266,415)	(155,272)

Class R	(4,024,137)	(136,825)

Class Y	(38,612,277)	(1,883,402)

Class R5	(555,583)	(112)

Class R6	(51,598,150)	(6,044,559)

Total distributions from distributable earnings	(125,074,101)	(8,844,935)

Share transactions–net:
Class A	234,669,141	(7,617,458)

Class C	3,929,515	(7,760,565)

Class R	20,256,163	1,266,713

Class Y	273,706,951	84,555,244

Class R5	9,486,247	–

Class R6	(46,718,953)	309,097,730

Net increase in net assets resulting from share transactions	495,329,064	379,541,664

Net increase in net assets	630,207,253	568,124,404

Net assets:
Beginning of year	1,198,531,419	630,407,015

End of year	$1,828,738,672	$1,198,531,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Main Street Small Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Year ended 12/31/21	$18.71	$(0.06)	$4.06	$4.00	$(0.01)	$(1.63)	$(1.64)	$21.07	21.73%		$408,430	1.11%		1.11%		(0.28)%		58%
Year ended 12/31/20	15.68	0.01	3.10	3.11	-	(0.08)	(0.08)	18.71	19.82	(e)	158,769	1.20	(e)	1.23	(e)	0.03	(e)	43
Eight months ended 12/31/19	14.62	0.01	1.10	1.11	-	(0.05)	(0.05)	15.68	7.58		141,880	1.20	(f)	1.25	(f)	0.09	(f)	19
Year ended 04/30/19	15.09	0.00	0.58	0.58	-	(1.05)	(1.05)	14.62	4.46		140,651	1.17		1.17		0.01		46
Year ended 04/30/18	14.87	(0.01)	1.08	1.07	(0.04)	(0.81)	(0.85)	15.09	7.08		112,937	1.20		1.21		(0.06)		52
Year ended 04/30/17	12.08	0.00	2.82	2.82	(0.03)	-	(0.03)	14.87	23.49		108,776	1.22		1.23		0.02		67
Class C
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	(1.64)	19.68	20.81		42,392	1.86		1.86		(1.03)		58
Year ended 12/31/20	14.95	(0.10)	2.93	2.83	-	(0.08)	(0.08)	17.70	18.92		34,635	1.94		1.99		(0.71)		43
Eight months ended 12/31/19	14.01	(0.06)	1.05	0.99	-	(0.05)	(0.05)	14.95	7.06		37,488	1.94	(f)	2.01	(f)	(0.66	)(f)	19
Year ended 04/30/19	14.62	(0.11)	0.55	0.44	-	(1.05)	(1.05)	14.01	3.62		44,391	1.93		1.93		(0.74)		46
Year ended 04/30/18	14.50	(0.12)	1.05	0.93	-	(0.81)	(0.81)	14.62	6.31		38,424	1.95		1.96		(0.83)		52
Year ended 04/30/17	11.84	(0.10)	2.76	2.66	-	-	-	14.50	22.55		33,274	1.97		1.98		(0.74)		67
Class R
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	(1.64)	20.60	21.42		57,441	1.36		1.36		(0.53)		58
Year ended 12/31/20	15.45	(0.03)	3.03	3.00	-	(0.08)	(0.08)	18.37	19.40		33,457	1.45		1.49		(0.22)		43
Eight months ended 12/31/19	14.43	(0.02)	1.09	1.07	-	(0.05)	(0.05)	15.45	7.41		26,910	1.45	(f)	1.51	(f)	(0.16	)(f)	19
Year ended 04/30/19	14.95	(0.04)	0.57	0.53	-	(1.05)	(1.05)	14.43	4.16		24,188	1.43		1.43		(0.24)		46
Year ended 04/30/18	14.75	(0.05)	1.08	1.03	(0.02)	(0.81)	(0.83)	14.95	6.79		18,749	1.45		1.46		(0.35)		52
Year ended 04/30/17	12.00	(0.03)	2.79	2.76	(0.01)	-	(0.01)	14.75	23.17		10,343	1.48		1.49		(0.25)		67
Class Y
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	(1.64)	21.27	22.03		566,299	0.86		0.86		(0.03)		58
Year ended 12/31/20	15.79	0.05	3.13	3.18	(0.06)	(0.08)	(0.14)	18.83	20.13		266,951	0.90		0.99		0.33		43
Eight months ended 12/31/19	14.69	0.04	1.11	1.15	-	(0.05)	(0.05)	15.79	7.82		152,406	0.90	(f)	1.01	(f)	0.38	(f)	19
Year ended 04/30/19	15.16	0.04	0.58	0.62	(0.04)	(1.05)	(1.09)	14.69	4.73		169,801	0.90		0.93		0.28		46
Year ended 04/30/18	14.93	0.03	1.09	1.12	(0.08)	(0.81)	(0.89)	15.16	7.35		149,641	0.90		0.96		0.18		52
Year ended 04/30/17	12.13	0.05	2.82	2.87	(0.07)	-	(0.07)	14.93	23.85		81,433	0.90		0.98		0.38		67
Class R5
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	(1.65)	21.16	22.08		9,028	0.77		0.77		0.06		58
Year ended 12/31/20	15.71	0.07	3.12	3.19	(0.08)	(0.08)	(0.16)	18.74	20.30		13	0.77		0.77		0.46		43
Period ended 12/31/19(g)	13.89	0.04	1.83	1.87	-	(0.05)	(0.05)	15.71	13.45		11	0.82	(f)	0.82	(f)	0.47	(f)	19
Class R6
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	(1.65)	21.36	22.23		745,149	0.68		0.68		0.15		58
Year ended 12/31/20	15.83	0.07	3.15	3.22	(0.09)	(0.08)	(0.17)	18.88	20.31		704,706	0.77		0.77		0.46		43
Eight months ended 12/31/19	14.72	0.05	1.11	1.16	-	(0.05)	(0.05)	15.83	7.87		271,711	0.77	(f)	0.78	(f)	0.52	(f)	19
Year ended 04/30/19	15.19	0.07	0.57	0.64	(0.06)	(1.05)	(1.11)	14.72	4.85		287,799	0.76		0.76		0.43		46
Year ended 04/30/18	14.95	0.06	1.08	1.14	(0.09)	(0.81)	(0.90)	15.19	7.58		256,221	0.77		0.77		0.38		52
Year ended 04/30/17	12.14	0.07	2.82	2.89	(0.08)	-	(0.08)	14.95	23.97		353,945	0.78		0.78		0.51		67

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eight months ended December 31, 2019 and the years ended April 30, 2019, 2018 and 2017, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Main Street Small Cap Fund®

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

15 Invesco Main Street Small Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending

16 Invesco Main Street Small Cap Fund®

transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, the Fund paid the Adviser $502 in fees for securities lending agent services.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

17 Invesco Main Street Small Cap Fund®

For the year ended December 31, 2021, the effective advisory fee rate incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.94%, 1.45%, 0.90%, 0.82% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May 1, 2022 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2021, the Adviser waived advisory fees of $8,776.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $96,084 in front-end sales commissions from the sale of Class A shares and $1,625 and $1,758 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended December 31, 2021, the Fund incurred $7,013 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

18 Invesco Main Street Small Cap Fund®

    The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,806,966,787	$–	$–	$1,806,966,787

Money Market Funds	24,690,568	187,038,776	–	211,729,344

Total Investments	$1,831,657,355	$187,038,776	$–	$2,018,696,131

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain (Loss):
Futures contracts	$(245,297)

The table below summarizes the average notional value of derivatives held during the period.
Futures
Contracts
Average notional value	$39,764,100

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2021, the Fund engaged in securities purchases of $1,225,346 and securities sales of $16,053,235, which resulted in net realized gains of $9,580,162.

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,171.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

19 Invesco Main Street Small Cap Fund®

NOTE 9–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:
	2021	2020

Ordinary income*	$70,469,063	$3,997,814

Long-term capital gain	54,605,038	4,847,121
Total distributions	$125,074,101	$8,844,935

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$765

Undistributed long-term capital gain	387,023

Net unrealized appreciation – investments	513,922,966

Temporary book/tax differences	(6,706,444)

Capital loss carryforward	(18,635,233)

Shares of beneficial interest	1,339,769,595

Total net assets	$1,828,738,672

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$–	$18,635,233	$18,635,233

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $848,618,615 and $769,581,613, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$561,425,226

Aggregate unrealized (depreciation) of investments	(47,502,260)

Net unrealized appreciation of investments	$513,922,966

      Cost of investments for tax purposes is $1,504,773,165.

NOTE 11–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of partnerships, on December 31, 2021, undistributed net investment income (loss) was decreased by $2,562,427, undistributed net realized gain (loss) was increased by $2,614,536 and shares of beneficial interest was decreased by $52,109. Further, as a result of tax deferrals acquired in the reorganization of Invesco Select Companies Fund into the Fund, undistributed net investment income (loss) was decreased by $48,331, undistributed net realized gain (loss) was decreased by $38,502,778 and shares of beneficial interest was increased by $38,551,109. These reclassifications had no effect on the net assets of the Fund.

20 Invesco Main Street Small Cap Fund®

NOTE 12–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,905,027	$62,049,295	2,221,278	$31,936,309

Class C	418,569	8,454,536	526,239	7,230,303

Class R	731,812	15,373,505	450,994	6,491,029

Class Y	17,684,044	391,590,406	10,379,525	160,195,821

Class R5	355,448	7,756,867	-	-

Class R6	10,003,137	224,483,238	28,419,510	424,098,980

Issued as reinvestment of dividends:
Class A	1,286,142	26,189,851	33,565	610,270

Class C	166,709	3,189,249	8,848	152,267

Class R	201,440	4,022,839	7,653	136,688

Class Y	1,795,962	36,988,599	97,269	1,780,016

Class R5	27,237	554,263	-	-

Class R6	2,413,107	49,922,746	320,110	5,870,823

Automatic conversion of Class C shares to Class A shares:
Class A	164,128	3,496,397	199,559	3,404,848

Class C	(174,253)	(3,496,397)	(210,494)	(3,404,848)

Issued in connection with acquisitions:(b)
Class A	9,626,098	209,056,866	-	-

Class C	246,598	5,051,190	-	-

Class R	564,254	12,023,732	-	-

Class Y	2,013,436	44,060,733	-	-

Class R5	793,761	17,290,581	-	-

Class R6	76,583	1,680,846	-	-

Reacquired:
Class A	(3,082,179)	(66,123,268)	(3,015,263)	(43,568,885)

Class C	(460,267)	(9,269,063)	(874,894)	(11,738,287)

Class R	(530,697)	(11,163,913)	(379,667)	(5,361,004)

Class Y	(9,046,657)	(198,932,787)	(5,951,237)	(77,420,593)

Class R5	(750,585)	(16,115,464)	-	-

Class R6	(14,935,086)	(322,805,783)	(8,566,238)	(120,872,073)

Net increase in share activity	22,493,768	$495,329,064	23,666,757	$379,541,664

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 27% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Select Companies Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,320,730 shares of the Fund for 17,970,769 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $289,163,948, including $79,421,792 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,250,800,438 and     $1,539,964,385 immediately after the acquisition.

    The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(1,351,555)

Net realized/unrealized gains	308,010,119

Change in net assets resulting from operations	$306,658,564

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

21 Invesco Main Street Small Cap Fund®

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Small Cap Fund®

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Small Cap Fund® (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights

For the two years ended December 31, 2021 and the eight months ended December 31, 2019 for Class A, Class C, Class R, Class Y and Class R6.

For the two years ended December 31, 2021 and the period May 24, 2019 (commencement date) through December 31, 2019 for Class R5.

The financial statements of Invesco Oppenheimer Main Street Small Cap Fund® (subsequently renamed Invesco Main Street Small Cap Fund®) as of and for the year ended April 30, 2019 and the financial highlights for each of the periods ended on or prior to April 30, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

22 Invesco Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,036.90	$5.60	$1,019.71	$5.55	1.09%
Class C	1,000.00	1,032.80	9.43	1,015.93	9.35	1.84
Class R	1,000.00	1,035.30	6.87	1,018.45	6.82	1.34
Class Y	1,000.00	1,038.10	4.32	1,020.97	4.28	0.84
Class R5	1,000.00	1,038.20	4.06	1,021.22	4.02	0.79
Class R6	1,000.00	1,039.30	3.44	1,021.83	3.41	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

23 Invesco Main Street Small Cap Fund®

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$54,605,038
Qualified Dividend Income*	15.37%
Corporate Dividends Received Deduction*	15.52%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	1.94%
Business Interest Income*	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$69,679,441

24 Invesco Main Street Small Cap Fund®

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson - 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2 Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern - 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort -1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3 Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4 Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5 Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6 Invesco Main Street Small Cap Fund®

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSS-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Destination Fund

Invesco Peak Retirement™ 2010 Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2065 Fund

2

Market in review

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and the easing of COVID-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply disruptions, and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector, and the potential default of a large Chinese property developer.

Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities declined due to COVID-19 concerns and China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

3	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ Destination Fund

For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ Destination Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement Destination Benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.84%
Class C Shares	8.08
Class R Shares	8.63
Class Y Shares	9.01
Class R5 Shares	9.01
Class R6 Shares	9.01
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.54
Custom Invesco Peak Retirement Destination Benchmark∎ (Style-Specific Index)	5.07

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposures to both US value style and high dividend, low volatility style stocks were the leading contributors to positive absolute performance. In contrast, strategic allocations to fixed income investments such as international and short-term government bonds produced negative returns and were the leading detractors from absolute performance.

    From a relative performance perspective, an underweight allocation to equities and style selection in international equity were the primary detractors from performance relative to the Fund’s style-specific benchmark. Within the allocation to international equities, the Invesco S&P International Developed Low Volatility ETF was the primary detractor. Although positive, returns for low volatility equities trailed other factors such as value, quality, and growth for the fiscal year. An allocation to the Invesco International Bond Fund was also a detractor from relative performance results as inflation concerns and potential changes in monetary policy worried investors.

    Conversely, an underweight allocation, style and manager selection within the fixed income allocation were the leading contributors to relative performance results. Within the allocation, the Invesco Floating Rate ESG Fund and Invesco Income Fund were the leading contributors to relative performance. The Invesco Variable Rate Preferred ETF, Invesco Taxable Municipal Bond ETF and Invesco Short Duration Inflation Protected Fund were meaningful contributors to relative performance.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

Fund Nasdaq Symbols
Class A	PKTSX
Class C	PKTTX
Class R	PKTVX
Class Y	PKTUX
Class R5	PKTWX
Class R6	PKTZX

    Thank you for your continued investment in the Invesco Peak Retirement™ Destination Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

4	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2010 Fund

Invesco Peak Retirement™ 2010 Fund (the Fund) incepted on April 30, 2021. From the Fund’s inception to the end of the reporting period on December 31, 2021, Class A shares of the Fund, at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2010 Benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Cumulative total returns, 4/30/21 to 12/31/21 at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.94%
Class C Shares	2.47
Class R Shares	2.78
Class Y Shares	3.21
Class R5 Shares	3.21
Class R6 Shares	3.21
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	1.10
Custom Invesco Peak Retirement 2010 Benchmark∎ (Style-Specific Index)	4.41

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity and alternative investments were the leading contributors to positive performance during the fiscal year. Specifically, exposures to both US equity and global real estate were the leading contributors to positive absolute performance. In contrast, strategic allocations to international bonds and emerging market equities produced negative returns and were the leading detractors from absolute performance.

    From a relative performance perspective, an underweight allocation and style selection within equity were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the allocation, the Invesco Developing Markets Fund and Invesco S&P International Developed Low Volatility ETF were the primary detractors from relative performance results. The Invesco S&P 500 High Dividend Low Volatility ETF in the US equity allocation also slightly detracted from relative performance results as low volatility factor returns trailed other factors such as value, quality, and growth for the reporting period.

    Conversely, style selection within the fixed income allocation was the leading contributor to relative performance results during the fiscal year. Within the allocation, the Invesco High Yield Bond Factor ETF and Invesco Floating Rate ESG Fund were the leading contributors to relative performance. Exposure to riskier fixed income investments within the allocation benefited relative performance as the US high yield sector was the top performing sector within fixed income, posting positive returns, and narrowing spreads. The Invesco Income Fund, Invesco Short Duration Inflation Protected Fund and Invesco Taxable Municipal Bond ETF were meaningful contributors to relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However,

Fund Nasdaq Symbols
Class A	PKAFX
Class C	PKCFX
Class R	PEKRX
Class Y	PKYFX
Class R5	PEKMX
Class R6	PEKNX

derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2010 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

5	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2015 Fund

For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2015 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2015 Benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.37%
Class C Shares	7.68
Class R Shares	8.20
Class Y Shares	8.68
Class R5 Shares	8.68
Class R6 Shares	8.68
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.54
Custom Invesco Peak Retirement 2015 Benchmark∎ (Style-Specific Index)	5.52

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to US equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposures to both US value and low volatility style equities were the leading contributors to positive absolute performance. In contrast, strategic allocations to developing and emerging markets equities produced negative returns and were the leading detractors from absolute performance.

    From a relative performance perspective, style selection within the international and emerging markets equity allocations were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the emerging markets allocation, Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund were the primary detractors from relative performance results. The Invesco S&P International Developed Low Volatility ETF in the international equity allocation also detracted slightly from relative performance results as low volatility factor returns trailed other factors such as value, quality, and growth for the fiscal year.

    Conversely, manager selection, style selection and an underweight allocation relative to the style-specific benchmark within the fixed income allocation were the leading contributors to relative performance results. Within the allocation, the Invesco Floating Rate ESG Fund and Invesco Income Fund were the leading contributors to relative performance. The Invesco Variable Rate Preferred ETF, Invesco Taxable Municipal Bond ETF and Invesco Short Duration Inflation Protected Fund were meaningful contributors to relative performance as well. Exposure to riskier fixed income investments within the allocation benefited relative performance as the high yield sector was the top performing sector within fixed income.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However,

Fund Nasdaq Symbols
Class A	PKTMX
Class C	PKTNX
Class R	PKTPX
Class Y	PKTOX
Class R5	PKTQX
Class R6	PKTRX

derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2015 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

6	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2020 Fund

For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2020 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2020 Benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.55%
Class C Shares	7.79
Class R Shares	8.21
Class Y Shares	8.92
Class R5 Shares	8.82
Class R6 Shares	8.82
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.54
Custom Invesco Peak Retirement 2020 Benchmark∎ (Style-Specific Index)	6.59

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to US equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposures to both multi-factor and managed volatility equities were the leading contributors to positive absolute performance. In contrast, strategic allocations to emerging markets equites were the leading detractors from absolute performance.

    From a relative performance perspective, manager selection and style selection within the emerging markets equity allocation were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the allocation, the Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund were the primary detractors from relative performance results. The Invesco International Small-Mid Company Fund and Invesco Main Street Small Cap Fund also detracted from relative performance results as large cap stocks outperformed small cap stocks as investors favored continued large-cap corporate earnings surprises throughout the fiscal year.

    Conversely, style and manager selection within the fixed income allocation were the leading contributors to relative performance results during the fiscal year. Within the allocation, the Invesco Floating Rate ESG Fund, Invesco Taxable Municipal Bond ETF, and Invesco Income Fund were the leading contributors to relative performance. Exposure to riskier fixed income investments within the allocation benefited relative performance as the high yield sector was the top performing sector within fixed income. The Invesco Variable Rate Investment Grade ETF and Invesco Fundamental High Yield Corporate Bond ETF were meaningful contributors to relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of lever-

Fund Nasdaq Symbols
Class A	PKTGX
Class C	PKTHX
Class R	PKTJX
Class Y	PKTIX
Class R5	PKTKX
Class R6	PKTLX

age and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2020 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

7	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2025 Fund
For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2025 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2025 Benchmark.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.53%
Class C Shares	8.72
Class R Shares	9.24
Class Y Shares	9.80
Class R5 Shares	9.72
Class R6 Shares	9.71
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.54
Custom Invesco Peak Retirement 2025 Benchmark∎ (Style-Specific Index)	7.81

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities were the leading contributors to positive absolute performance. Strategic allocations to fixed income and alternative investments also contributed to positive absolute performance. Exposures to both US floating rate bonds and global real estate were contributors to positive absolute performance. In contrast, strategic allocations to developing and emerging markets detracted from absolute performance.

    From a relative performance perspective, manager selection and style selection in developed and emerging market equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the allocation, the Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund Class were the primary detractors from relative

Fund Nasdaq Symbols
Class A	PKTAX
Class C	PKTBX
Class R	PKTDX
Class Y	PKTCX
Class R5	PKTEX
Class R6	PKTFX

performance results. Although positive, returns for international and emerging market equities lagged US equities for the fiscal year. An underweight allocation and manager selection in US equities detracted from relative results as well.

    Conversely, an underweight allocation, style and manager selection within the fixed income allocation were the leading contributors to relative performance results during the fiscal year. Within the allocation, the Invesco Floating Rate ESG Fund and Invesco Taxable Municipal Bond ETF were the leading contributors to relative performance as exposure to riskier fixed income investments within the allocation benefited relative performance. The Invesco Variable Rate Investment Grade ETF and Invesco Income Fund were meaningful contributors to relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2025 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

8	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2030 Fund
For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2030 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2030 Benchmark.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.82%
Class C Shares	9.85
Class R Shares	10.54
Class Y Shares	11.00
Class R5 Shares	11.00
Class R6 Shares	11.00
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.54
Custom Invesco Peak Retirement 2030 Benchmark∎ (Style-Specific Index)	10.56

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities were the leading contributors to positive absolute performance. Strategic allocations to fixed income and alternative investments also contributed to positive absolute performance. Exposures to both US municipal bonds and global real estate were contributors to positive absolute performance. In contrast, strategic allocations to developing and emerging markets detracted from absolute performance.

    From a relative performance perspective, manager selection and style selection in developed and emerging market equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the allocation, the Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund were the primary detractors from relative performance

Fund Nasdaq Symbols
Class A	PKKSX
Class C	PKKTX
Class R	PKKVX
Class Y	PKKUX
Class R5	PKKWX
Class R6	PKKZX

results. Although positive, returns for international and emerging market equities lagged US equities for the fiscal year. An underweight allocation and manager selection in US equities detracted from relative results as well.

    Conversely, an underweight allocation, style and manager selection within the fixed income allocation were the leading contributors to relative performance results. Within the allocation, the Invesco Floating Rate ESG Fund and Invesco Taxable Municipal Bond ETF were the leading contributors to relative performance as exposure to riskier fixed income investments within the allocation benefited relative performance. The Invesco Variable Rate Investment Grade ETF and Invesco Income Fund were meaningful contributors to relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2030 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

9	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2035 Fund
For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2035 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2035 Benchmark.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.53%
Class C Shares	11.71
Class R Shares	12.19
Class Y Shares	12.77
Class R5 Shares	12.68
Class R6 Shares	12.77
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.54
Custom Invesco Peak Retirement 2035 Benchmark∎ (Style-Specific Index)	13.36

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities was the leading contributor to positive absolute performance. Strategic allocations to alternative investments also contributed to positive absolute performance. Exposure to global real estate was a positive absolute contributor to performance. In contrast, strategic allocations to developing and emerging markets detracted from absolute performance.

    From a relative performance perspective, manager selection and style selection in developed and emerging market equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the allocation, the Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund were the primary detractors from relative performance results. Although positive, returns

Fund Nasdaq Symbols
Class A	PKKMX
Class C	PKKNX
Class R	PKKPX
Class Y	PKKOX
Class R5	PKKQX
Class R6	PKKRX

for international and emerging market equities lagged US equities for the fiscal year. An underweight allocation and manager selection in US equities detracted from relative results as well.

    Conversely, an underweight allocation, style and manager selection within the fixed income allocation were the leading contributors to relative performance results. Within the allocation, the Invesco Variable Rate Investment Grade ETF and Invesco Taxable Municipal Bond ETF were the leading contributors to relative performance as exposure to riskier fixed income investments within the allocation benefited relative performance. The Invesco Fundamental High Yield Corporate Bond ETF and Invesco Floating Rate ESG Fund were contributors to positive relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2035 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

10	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2040 Fund
For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2040 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2040 Benchmark.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.21%
Class C Shares	13.28
Class R Shares	13.88
Class Y Shares	14.46
Class R5 Shares	14.37
Class R6 Shares	14.46
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.54
Custom Invesco Peak Retirement 2040 Benchmark∎ (Style-Specific Index)	15.59

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities was the leading contributor to positive absolute performance. Strategic allocations to alternative investments also contributed to positive absolute performance. Exposure to global real estate was a positive absolute contributor performance. In contrast, strategic allocations to developing and emerging markets detracted from absolute performance.

    From a relative performance perspective, manager selection and style selection in developed and emerging market equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the allocation, the Invesco Developing Markets Fund, Invesco Emerging Markets All Cap Fund and Invesco International Select Equity Fund were the primary detractors from relative

Fund Nasdaq Symbols
Class A	PKKGX
Class C	PKKHX
Class R	PKKJX
Class Y	PKKIX
Class R5	PKKKX
Class R6	PKKLX

performance results. Although positive, returns for international and emerging market equities lagged US equities for the fiscal year. An underweight allocation and manager selection in US equities detracted from relative results as well.

    Conversely, an underweight allocation, style and manager selection within the fixed income allocation were the leading contributors to relative performance results. Within the allocation, the Invesco Variable Rate Investment Grade ETF and Invesco Taxable Municipal Bond ETF were the leading contributors to relative performance as exposure to riskier fixed income investments within the allocation benefited relative performance. The Invesco Income Fund was a contributor to positive relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2040 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

11	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2045 Fund
For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2045 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2045 Benchmark.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.64%
Class C Shares	14.77
Class R Shares	15.29
Class Y Shares	15.91
Class R5 Shares	15.90
Class R6 Shares	15.91
Russell 3000 Index▼ (Broad Market Index)	25.66
Custom Invesco Peak Retirement 2045 Benchmark∎ (Style-Specific Index)	17.29

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities was the leading contributor to positive absolute performance. In contrast, strategic allocations to developing and emerging markets detracted from absolute performance.

    From a relative performance perspective, manager selection and style selection equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the emerging markets allocation, the Invesco Developing Markets Fund, Invesco Emerging Markets All Cap Fund and Invesco International Select Equity Fund were the primary detractors from relative performance results. Although positive, returns for international and emerging market equities lagged US equities for the fiscal year. An underweight allocation and manager selection

Fund Nasdaq Symbols
Class A	PKKAX
Class C	PKKBX
Class R	PKKDX
Class Y	PKKCX
Class R5	PKKEX
Class R6	PKKFX

in US equities detracted from relative results as well.

    Conversely, an underweight allocation and style selection in the fixed income allocation were the leading contributors to relative performance results. Within the allocation, the Invesco Variable Rate Investment Grade ETF and Invesco Taxable Municipal Bond ETF were the leading contributors to relative performance as exposure to riskier short duration fixed income within the allocation benefited relative performance. A relative underweight position to non-US developed equity contributed to positive relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2045 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

12	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2050 Fund
For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2050 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2050 Benchmark.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.17%
Class C Shares	15.31
Class R Shares	15.79
Class Y Shares	16.42
Class R5 Shares	16.42
Class R6 Shares	16.42
Russell 3000 Index▼ (Broad Market Index)	25.66
Custom Invesco Peak Retirement 2050 Benchmark∎ (Style-Specific Index)	18.65

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities was the leading contributor to positive absolute performance. Allocation to US small- and mid-cap equities also contributed to positive absolute performance. In contrast, strategic allocations to developing and emerging markets equities and US fixed income detracted from absolute performance.

    From a relative performance perspective, manager selection and style selection within equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the emerging markets allocation, the Invesco Developing Markets Fund, Invesco Emerging Markets All Cap Fund and Invesco International Select Equity Fund were the primary detractors from relative performance results. Although positive, returns for international and emerging market equities

Fund Nasdaq Symbols
Class A	PKRSX
Class C	PKRTX
Class R	PKRVX
Class Y	PKRUX
Class R5	PKRWX
Class R6	PKRZX

lagged US equities for the fiscal year. Within small- and mid-cap equities, the Invesco Discovery Mid Cap Growth Fund also contributed to underperformance. Lastly, an underweight allocation to and manager selection in US equities detracted from relative results.

    Conversely, an underweight allocation in fixed income was the leading contributor to relative performance results. In addition to the underweight allocation, outperformance in fixed income was also helped by the Invesco Variable Rate Investment Grade ETF, which was the leading contributor to relative performance. In equity, a relative underweight position to non-US developed equity contributed to positive relative performance and assisted by the Invesco RAFI Strategic Developed ex-US ETF which was the leading contributor to relative performance. The Invesco Russell 1000 Dynamic Multifactor ETF contributed to positive relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2050 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

13	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2055 Fund
For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2055 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2055 Benchmark.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.32%
Class C Shares	15.49
Class R Shares	16.01
Class Y Shares	16.50
Class R5 Shares	16.57
Class R6 Shares	16.57
Russell 3000 Index▼ (Broad Market Index)	25.66
Custom Invesco Peak Retirement 2055 Benchmark∎ (Style-Specific Index)	19.35

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities was the leading contributor to positive absolute performance. Allocation to US small- and mid-cap equities also contributed to positive absolute performance. In contrast, strategic allocations to developing and emerging markets equities and US fixed income detracted from absolute performance.

    From a relative performance perspective, manager and style selection within equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the international and emerging markets allocation, the Invesco Developing Markets Fund, Invesco Emerging Markets All Cap Fund and Invesco International Select Equity Fund were the primary detractors from relative performance results. Although positive, returns for international and emerging market

Fund Nasdaq Symbols
Class A	PKRMX
Class C	PKRNX
Class R	PKRPX
Class Y	PKROX
Class R5	PKRQX
Class R6	PKRRX

equities lagged US equities for the fiscal year. An underweight allocation and manager selection in US equities also detracted from relative results.

    Conversely, an underweight allocation in fixed income and underweight allocation in non-US developed equity were the leading contributors to relative performance results. In addition to the underweight allocation, outperformance in fixed income was also helped by the Invesco Variable Rate Investment Grade ETF, which was the leading contributor to relative performance. In the equity allocation, a relative underweight position to non-US developed equity contributed to positive relative performance and was assisted by the Invesco RAFI Strategic Developed ex-US ETF. The Invesco Russell 1000 Dynamic Multifactor ETF contributed to positive relative performance as well.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Peak Retirement™ 2055 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

14	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2060 Fund

For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2060 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2060 Benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.56%
Class C Shares	15.71
Class R Shares	16.31
Class Y Shares	16.90
Class R5 Shares	16.80
Class R6 Shares	16.80
Russell 3000 Index▼ (Broad Market Index)	25.66
Custom Invesco Peak Retirement 2060 Benchmark∎ (Style-Specific Index)	20.04

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities was the leading contributor to positive absolute performance. Allocation to US small- and mid-cap equities also contributed to positive absolute performance. In contrast, strategic allocations to developing and emerging markets equities and US fixed income detracted from absolute performance.

    From a relative performance perspective, manager and style selection within equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the international and emerging markets allocation, the Invesco Developing Markets Fund, Invesco Emerging Markets All Cap Fund and Invesco International Select Equity Fund were the primary detractors from relative performance results. Within small- and mid-cap equities, the Invesco Discovery Mid Cap

Growth Fund contributed to Fund underperformance. An underweight allocation and manager selection in US equities also detracted from relative results.

    Conversely, an underweight allocation in non-US developed equity relative to the style-specific benchmark and style selection in US equity were the leading contributors to relative performance results. The relative underweight position to non-US developed equity was also helped by the Invesco RAFI Strategic Developed ex-US ETF which contributed to positive relative performance. Within the US-equity allocation the leading contributors to relative performance were the Invesco Russell 1000 Dynamic Multifactor ETF and Invesco S&P SmallCap Low Volatility ETF.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

Fund Nasdaq Symbols
Class A	PKRGX
Class C	PKRHX
Class R	PKRJX
Class Y	PKRIX
Class R5	PKRKX
Class R6	PKRLX

    Thank you for your continued investment in the Invesco Peak Retirement™ 2060 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

15	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2065 Fund

For the year ended December 31, 2021, Class A shares of Invesco Peak Retirement™ 2065 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2065 Benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.55%
Class C Shares	15.66
Class R Shares	16.26
Class Y Shares	16.83
Class R5 Shares	16.83
Class R6 Shares	16.83
Russell 3000 Index▼ (Broad Market Index)	25.66
Custom Invesco Peak Retirement 2065 Benchmark∎ (Style-Specific Index)	20.04

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through investment in underlying representative mutual funds and exchange-traded funds targeting a pre-defined date of retirement. From an absolute performance perspective, strategic allocations to equity investments were the leading contributors to positive performance during the fiscal year. Specifically, exposure to large-cap US equities was the leading contributor to positive absolute performance. Allocation to US small- and mid-cap equities also contributed to positive absolute performance. In contrast, strategic allocations to developing and emerging markets equities and US fixed income detracted from absolute performance.

    From a relative performance perspective, manager and style selection within equities were the primary detractors from performance relative to the Fund’s style-specific benchmark during the fiscal year. Within the international and emerging markets allocation, the Invesco Developing Markets Fund, Invesco Emerging Markets All Cap Fund and Invesco International Select Equity Fund were the primary detractors from relative performance results. Within small- and mid-cap equities, the Invesco Discovery Mid Cap

Growth Fund contributed to Fund underperformance. An underweight allocation and manager selection in US equities also detracted from relative results.

    Conversely, an underweight allocation in non-US developed equity relative to the style-specific benchmark and style selection in US equity were the leading contributors to relative performance results. The relative underweight position to non-US developed equity was also helped by the Invesco RAFI Strategic Developed ex-US ETF which contributed to positive relative performance. Within the US-equity allocation the leading contributors to relative performance were the Invesco Russell 1000 Dynamic Multifactor ETF and Invesco S&P SmallCap Low Volatility ETF.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

Fund Nasdaq Symbols
Class A	PKRAX
Class C	PKRBX
Class R	PKRDX
Class Y	PKRCX
Class R5	PKREX
Class R6	PKRFX

    Thank you for your continued investment in the Invesco Peak Retirement™ 2065 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

16	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Destination Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

17	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	4.09%
1 Year	2.86

Class C Shares
Inception (12/29/17)	4.80%
1 Year	7.08

Class R Shares
Inception (12/29/17)	5.32%
1 Year	8.63

Class Y Shares
Inception (12/29/17)	5.82%
1 Year	9.01

Class R5 Shares
Inception (12/29/17)	5.82%
1 Year	9.01

Class R6 Shares
Inception (12/29/17)	5.82%
1 Year	9.01

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

18	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2010 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 4/30/21

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

19	Invesco Peak Retirement™ Funds

Cumulative Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (4/30/21)	-2.71%

Class C Shares
Inception (4/30/21)	1.47%

Class R Shares
Inception (4/30/21)	2.78%

Class Y Shares
Inception (4/30/21)	3.21%

Class R5 Shares
Inception (4/30/21)	3.21%

Class R6 Shares
Inception (4/30/21)	3.21%

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

20	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2015 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

21	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	3.92%
1 Year	2.44

Class C Shares
Inception (12/29/17)	4.63%
1 Year	6.68

Class R Shares
Inception (12/29/17)	5.15%
1 Year	8.20

Class Y Shares
Inception (12/29/17)	5.65%
1 Year	8.68

Class R5 Shares
Inception (12/29/17)	5.65%
1 Year	8.68

Class R6 Shares
Inception (12/29/17)	5.65%
1 Year	8.68

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

22	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2020 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

23	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	4.76%
1 Year	2.60

Class C Shares
Inception (12/29/17)	5.49%
1 Year	6.79

Class R Shares
Inception (12/29/17)	5.97%
1 Year	8.21

Class Y Shares
Inception (12/29/17)	6.54%
1 Year	8.92

Class R5 Shares
Inception (12/29/17)	6.54%
1 Year	8.82

Class R6 Shares
Inception (12/29/17)	6.54%
1 Year	8.82

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

24	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2025 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

25	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	5.69%
1 Year	3.55
Class C Shares
Inception (12/29/17)	6.38%
1 Year	7.72
Class R Shares
Inception (12/29/17)	6.94%
1 Year	9.24
Class Y Shares
Inception (12/29/17)	7.46%
1 Year	9.80
Class R5 Shares
Inception (12/29/17)	7.41%
1 Year	9.72
Class R6 Shares
Inception (12/29/17)	7.44%
1 Year	9.71

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

26	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2030 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

27	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	6.16%
1 Year	4.74

Class C Shares
Inception (12/29/17)	6.84%
1 Year	8.85
Class R Shares
Inception (12/29/17)	7.39%
1 Year	10.54

Class Y Shares
Inception (12/29/17)	7.93%
1 Year	11.00

Class R5 Shares
Inception (12/29/17)	7.93%
1 Year	11.00

Class R6 Shares
Inception (12/29/17)	7.93%
1 Year	11.00

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

28	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2035 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

29	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	7.01%
1 Year	6.35

Class C Shares
Inception (12/29/17)	7.70%
1 Year	10.71

Class R Shares
Inception (12/29/17)	8.26%
1 Year	12.19

Class Y Shares
Inception (12/29/17)	8.80%
1 Year	12.77

Class R5 Shares
Inception (12/29/17)	8.78%
1 Year	12.68

Class R6 Shares
Inception (12/29/17)	8.80%
1 Year	12.77

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

30	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2040 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: Invesco, RIMES Technologies
2	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

31	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	7.44%
1 Year	7.97

Class C Shares
Inception (12/29/17)	8.12%
1 Year	12.28

Class R Shares
Inception (12/29/17)	8.63%
1 Year	13.88

Class Y Shares
Inception (12/29/17)	9.22%
1 Year	14.46

Class R5 Shares
Inception (12/29/17)	9.20%
1 Year	14.37

Class R6 Shares
Inception (12/29/17)	9.22%
1 Year	14.46

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

32	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2045 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

33	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	7.95%
1 Year	9.26

Class C Shares
Inception (12/29/17)	8.65%
1 Year	13.77

Class R Shares
Inception (12/29/17)	9.19%
1 Year	15.29

Class Y Shares
Inception (12/29/17)	9.74%
1 Year	15.91

Class R5 Shares
Inception (12/29/17)	9.76%
1 Year	15.90

Class R6 Shares
Inception (12/29/17)	9.74%
1 Year	15.91

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

34	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2050 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

35	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	8.38%
1 Year	9.81

Class C Shares
Inception (12/29/17)	9.09%
1 Year	14.31

Class R Shares
Inception (12/29/17)	9.55%
1 Year	15.79

Class Y Shares
Inception (12/29/17)	10.17%
1 Year	16.42

Class R5 Shares
Inception (12/29/17)	10.17%
1 Year	16.42

Class R6 Shares
Inception (12/29/17)	10.17%
1 Year	16.42

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

36	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2055 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

37	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	8.82%
1 Year	9.90

Class C Shares
Inception (12/29/17)	9.54%
1 Year	14.49

Class R Shares
Inception (12/29/17)	10.04%
1 Year	16.01

Class Y Shares
Inception (12/29/17)	10.59%
1 Year	16.50

Class R5 Shares
Inception (12/29/17)	10.63%
1 Year	16.57

Class R6 Shares
Inception (12/29/17)	10.63%
1 Year	16.57

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

38	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2060 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

39	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	8.58%
1 Year	10.18
Class C Shares
Inception (12/29/17)	9.29%
1 Year	14.71
Class R Shares
Inception (12/29/17)	9.81%
1 Year	16.31
Class Y Shares
Inception (12/29/17)	10.41%
1 Year	16.90
Class R5 Shares
Inception (12/29/17)	10.41%
1 Year	16.80
Class R6 Shares
Inception (12/29/17)	10.41%
1 Year	16.80

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

40	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2065 Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/29/17

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

41	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	9.39%
1 Year	10.17

Class C Shares
Inception (12/29/17)	9.79%
1 Year	14.66

Class R Shares
Inception (12/29/17)	10.35%
1 Year	16.26

Class Y Shares
Inception (12/29/17)	10.92%
1 Year	16.83

Class R5 Shares
Inception (12/29/17)	10.92%
1 Year	16.83

Class R6 Shares
Inception (12/29/17)	10.92%
1 Year	16.83

The performance data quoted represent past performance and

cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

42	Invesco Peak Retirement™ Funds

Supplemental Information

Each of the Peak Retirement Fund’s investment objective is total return over time, consistent with its strategic target allocation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
∎

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎

The Custom Invesco Peak Retirement Destination Benchmark, Custom Invesco Peak Retirement 2010 Benchmark, Custom Invesco Peak Retirement 2015 Benchmark and Custom Invesco Peak Retirement 2020 Benchmark were created by Invesco to serve as style-specific benchmarks for the Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund and Invesco Peak Retirement™ 2020 Fund, respectively. Each benchmark is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers (3 Month) Index. The current composition of each benchmark will likely be altered in the future to better reflect each Fund’s objective.

∎

The Custom Invesco Peak Retirement 2025 Benchmark, Custom Invesco Peak Retirement 2030 Benchmark, Custom Invesco Peak Retirement 2035 Benchmark, Custom Invesco Peak Retirement 2040 Benchmark, Custom Invesco Peak Retirement 2045 Benchmark, Custom Invesco Peak Retirement 2050 Benchmark, Custom Invesco Peak Retirement 2055 Benchmark, Custom Invesco Peak Retirement 2060 Benchmark and Custom Invesco

Peak Retirement 2065 Benchmark were created by Invesco to serve as style-specific benchmarks for the Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund, respectively. Each benchmark is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg U.S. Aggregate Bond Index. The current composition of each benchmark will likely be altered in the future to better reflect each Fund’s objective.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

43	Invesco Peak Retirement™ Funds

Portfolio Composition*

Invesco Peak Retirement™

Destination Fund

By fund type	% of total investments

Fixed Income Funds	56.18%

Equity Funds	27.36

Alternative Funds	11.38

Money Market Funds	5.08

Invesco Peak Retirement™ 2010

Fund

By fund type	% of total investments

Fixed Income Funds	54.65%

Equity Funds	31.07

Alternative Funds	9.04

Money Market Funds	5.24

Invesco Peak Retirement™ 2015

Fund

By fund type	% of total investments

Fixed Income Funds	52.26%

Equity Funds	36.06

Alternative Funds	6.46

Money Market Funds	5.22

Invesco Peak Retirement™ 2020

Fund

By fund type	% of total investments

Fixed Income Funds	48.27%

Equity Funds	41.51

Alternative Funds	4.98

Money Market Funds	5.24

Invesco Peak Retirement™ 2025

Fund

By fund type	% of total investments

Equity Funds	51.94%

Fixed Income Funds	43.05

Alternative Funds	5.01

Invesco Peak Retirement™ 2030

Fund

By fund type	% of total investments

Equity Funds	61.93%

Fixed Income Funds	32.20

Alternative Funds	4.86

Money Market Funds	1.01

Invesco Peak Retirement™ 2035

Fund

By fund type	% of total investments

Equity Funds	71.27%

Fixed Income Funds	22.43

Alternative Funds	4.88

Money Market Funds	1.42

Invesco Peak Retirement™ 2040

Fund

By fund type	% of total investments

Equity Funds	82.58%

Fixed Income Funds	14.56

Alternative Funds	1.98

Money Market Funds	0.88

Invesco Peak Retirement™ 2045

Fund

By fund type	% of total investments

Equity Funds	88.90%

Fixed Income Funds	9.72

Money Market Funds	1.38

Invesco Peak Retirement™ 2050

Fund

By fund type	% of total investments

Equity Funds	93.65%

Fixed Income Funds	4.81

Money Market Funds	1.54

Invesco Peak Retirement™ 2055

Fund

By fund type	% of total investments

Equity Funds	93.62%

Fixed Income Funds	4.82

Money Market Funds	1.56

Invesco Peak Retirement™ 2060

Fund

By fund type	% of total investments

Equity Funds	94.01%

Fixed Income Funds	4.73

Money Market Funds	1.26

44	Invesco Peak Retirement™ Funds

Portfolio Composition*–(continued)

Invesco Peak Retirement™ 2065

Fund

By fund type	% of total investments

Equity Funds	94.84%

Fixed Income Funds	5.00

Money Market Funds	0.16

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

45	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ Destination Fund

Schedule of Investments in Affiliated Issuers–100.33%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/21	12/31/21

Alternative Funds–11.42%
Invesco Global Real Estate Income Fund, Class R6	7.41%	$154,802	$259,924	$(89,080)	$30,516	$16,657		$7,675		37,245	$372,819

Invesco Multi-Asset Income Fund, Class R6	4.01%	101,507	136,665	(36,314)	(2,136)	1,897		10,674		20,700	201,619

Total Alternative Funds		256,309	396,589	(125,394)	28,380	18,554		18,349			574,438

Domestic Equity Funds–19.42%
Invesco S&P 500® Enhanced Value ETF	8.59%	205,696	257,543	(117,829)	54,534	32,229		9,522		9,728	432,173

Invesco S&P 500® High Dividend Low Volatility ETF	10.83%	244,834	360,112	(130,550)	50,727	19,369		16,141		12,025	544,492

Total Domestic Equity Funds		450,530	617,655	(248,379)	105,261	51,598		25,663			976,665

Fixed Income Funds–56.36%
Invesco Core Plus Bond Fund, Class R6	8.44%	446,039	419,903	(421,904)	(8,945)	(6,474)		9,441		38,445	424,429

Invesco Floating Rate ESG Fund, Class R6(b)	5.97%	204,673	212,199	(120,488)	129	3,837		11,143		41,254	300,333

Invesco Fundamental High Yield® Corporate Bond ETF	–	127,274	58,895	(184,832)	(5,903)	4,566		1,297		–	–

Invesco High Yield Bond Factor ETF	6.69%	–	378,464	(40,189)	(1,257)	1,255		10,184		13,268	336,808

Invesco Income Fund, Class R6(b)	5.96%	216,940	227,300	(145,136)	(2,946)	4,083		8,996		38,131	300,088

Invesco Intermediate Bond Factor Fund, Class R6	3.97%	–	223,475	(24,652)	663	77		2,664		18,393	199,563

Invesco International Bond Fund, Class R6(b)	5.51%	179,221	229,379	(104,667)	(23,723)	3,219		752		54,351	277,190

Invesco Short Duration Inflation Protected Fund, Class R6(b)	4.48%	113,585	150,787	(38,943)	(1,968)	2,117		9,394		20,783	225,495

Invesco Taxable Municipal Bond ETF	10.85%	50,551	617,862	(133,554)	10,136	691		10,369		16,556	545,686

Invesco Variable Rate Preferred ETF	4.49%	229,839	197,073	(200,009)	(8,811)	7,671		9,461		8,710	225,763

Total Fixed Income Funds		1,568,122	2,715,337	(1,414,374)	(42,625)	21,042		73,701			2,835,355

Foreign Equity Funds–8.03%
Invesco S&P International Developed Low Volatility ETF	8.03%	127,937	355,334	(99,342)	12,671	7,475		11,169		12,659	404,075

Money Market Funds–5.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.41%	82,990	2,120,807	(2,082,360)	–	–		31		121,437	121,437

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	2.69%	78,643	2,120,734	(2,064,300)	4	(20)		18		135,034	135,061

Total Money Market Funds		161,633	4,241,541	(4,146,660)	4	(20)		49			256,498

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,792,485)	100.33%	2,564,531	8,326,456	(6,034,149)	103,691	98,649		128,931			5,047,031

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	–	1,322,370	(1,322,370)	–	–		7	(d)	–	–

Invesco Private Prime Fund, 0.11%(c)	–	–	2,357,335	(2,357,335)	–	–		110	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	3,679,705	(3,679,705)	–	–		117			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,792,485)	100.33%	$2,564,531	$12,006,161	$(9,713,854)	$103,691	$98,649	(e)(f)	$129,048	(e)		$5,047,031

OTHER ASSETS LESS LIABILITIES	(0.33)%										(16,648)

NET ASSETS	100.00%										$5,030,383

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Core Plus Bond Fund	$4,190
Invesco High Yield Bond Factor ETF	1,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2010 Fund

Schedule of Investments in Affiliated Issuers–100.00%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/21	04/30/21(b)	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/21	12/31/21
Alternative Funds–9.04%
Invesco Global Real Estate Income Fund, Class R6	6.14%	$–	$32,774	$–	$1,715	$–	$475	3,445	$ 34,489
Invesco Multi-Asset Income Fund, Class R6	2.90%	–	16,342	–	(83)	–	481	1,669	16,259
Total Alternative Funds		–	49,116	–	1,632	–	956		50,748
Domestic Equity Funds–22.12%
Invesco Main Street Small Cap Fund, Class R6	0.91%	–	5,377	–	(256)	301	2	240	5,121
Invesco S&P 500® Enhanced Value ETF	9.59%	–	52,340	(1,039)	2,559	(16)	734	1,212	53,844
Invesco S&P 500® High Dividend Low Volatility ETF	11.62%	–	66,404	(3,011)	1,874	(18)	1,029	1,441	65,249
Total Domestic Equity Funds		–	124,121	(4,050)	4,177	267	1,765		124,214
Fixed Income Funds–54.65%
Invesco Core Plus Bond Fund, Class R6	8.45%	–	49,668	(1,335)	(814)	419	481	4,300	47,477
Invesco Floating Rate ESG Fund, Class R6	6.00%	–	33,790	–	(118)	–	712	4,625	33,672
Invesco High Yield Bond Factor ETF	6.49%	–	36,877	–	(399)	152	716	1,437	36,478
Invesco Income Fund, Class R6	5.50%	–	31,234	–	(345)	–	446	3,925	30,889
Invesco Intermediate Bond Factor Fund, Class R6	3.83%	–	21,619	–	(127)	–	195	1,981	21,492
Invesco International Bond Fund, Class R6(c)	5.05%	–	30,864	(1,172)	(988)	(94)	130	5,560	28,349
Invesco Short Duration Inflation Protected Fund, Class R6	4.35%	–	24,856	–	(450)	–	902	2,249	24,406
Invesco Taxable Municipal Bond ETF	10.95%	–	62,303	(1,051)	271	(19)	740	1,866	61,504
Invesco Variable Rate Preferred ETF	4.03%	–	22,822	–	(194)	–	425	873	22,628
Total Fixed Income Funds		–	314,033	(3,558)	(3,164)	458	4,747		306,895
Foreign Equity Funds–8.95%
Invesco Developing Markets Fund, Class R6	1.12%	–	7,291	–	(987)	298	34	134	6,304
Invesco S&P International Developed Low Volatility ETF	7.83%	–	42,985	–	969	–	747	1,377	43,954
Total Foreign Equity Funds		–	50,276	–	(18)	298	781		50,258
Money Market Funds–5.24%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	1.83%	–	151,251	(140,954)	–	–	1	10,297	10,297
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)	1.31%	–	108,036	(100,681)	–	(2)	–	7,352	7,353
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	2.10%	–	172,858	(161,090)	–	–	–	11,768	11,768
Total Money Market Funds		–	432,145	(402,725)	–	(2)	1		29,418
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $558,906)	100.00%	$–	$969,691	$(410,333)	$2,627	$1,021 (e)	$8,250		$561,533
OTHER ASSETS LESS LIABILITIES	0.00%								26
NET ASSETS	100.00%								$561,559

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Commencement date of April 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Core Plus Bond Fund	$461
Invesco Developing Markets Fund	298
Invesco High Yield Bond Factor ETF	152
Invesco Main Street Small Cap Fund	301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2015 Fund

Schedule of Investments in Affiliated Issuers–100.33%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/21	12/31/21

Alternative Funds–6.49%
Invesco Global Real Estate Income Fund, Class R6	4.51%	$69,318	$41,615	$(48,612)	$9,571	$2,523		$1,768		7,434	$74,415

Invesco Multi-Asset Income Fund, Class R6	1.98%	45,867	24,742	(37,643)	770	(1,065)		2,277		3,354	32,671

Total Alternative Funds		115,185	66,357	(86,255)	10,341	1,458		4,045			107,086

Domestic Equity Funds–25.64%
Invesco Main Street Small Cap Fund, Class R6	3.32%	–	70,297	(16,168)	279	3,882		38		2,562	54,735

Invesco S&P 500® Enhanced Value ETF	10.01%	92,733	102,854	(63,972)	20,284	13,365		3,729		3,720	165,264

Invesco S&P 500® High Dividend Low Volatility ETF	12.31%	110,110	137,817	(71,178)	12,435	14,123		6,498		4,490	203,307

Total Domestic Equity Funds		202,843	310,968	(151,318)	32,998	31,370		10,265			423,306

Fixed Income Funds–52.43%
Invesco Core Plus Bond Fund, Class R6	8.44%	200,579	117,621	(171,895)	(4,640)	(985)		3,426		12,620	139,327

Invesco Floating Rate ESG Fund, Class R6(b)	6.00%	92,082	68,246	(63,142)	798	1,159		3,957		13,615	99,121

Invesco Fundamental High Yield® Corporate Bond ETF	–	57,251	9,838	(66,558)	(3,507)	2,976		518		–	–

Invesco High Yield Bond Factor ETF	6.21%	–	135,735	(33,025)	(179)	435		3,328		4,039	102,530
Invesco Income Fund, Class R6(b)	4.48%	97,562	57,668	(82,308)	(4,693)	5,814		2,651		9,400	73,977

Invesco Intermediate Bond Factor Fund, Class R6	3.91%	–	84,620	(20,605)	379	134		922		5,947	64,528
Invesco International Bond Fund, Class R6(b)	4.50%	80,598	52,768	(50,629)	(9,171)	2,819		3		14,562	74,264

Invesco Short Duration Inflation Protected Fund, Class R6(b)	4.48%	51,475	50,172	(27,947)	(1,149)	1,453		3,059		6,817	73,961

Invesco Taxable Municipal Bond ETF	10.92%	22,780	228,720	(75,592)	3,326	1,156		3,677		5,473	180,390

Invesco Variable Rate Preferred ETF	3.49%	103,333	47,702	(92,992)	(6,471)	6,022		2,950		2,222	57,594

Total Fixed Income Funds		705,660	853,090	(684,693)	(25,307)	20,983		24,491			865,692

Foreign Equity Funds–10.54%
Invesco Emerging Markets All Cap Fund, Class R6	1.49%	–	34,765	(7,322)	(2,615)	720		219		649	24,681

Invesco Developing Markets Fund, Class R6	1.51%	–	35,802	(7,798)	(2,871)	799		121		529	24,876

Invesco S&P International Developed Low Volatility ETF	7.54%	57,431	106,657	(46,438)	7,143	(273)		3,674		3,901	124,520

Total Foreign Equity Funds		57,431	177,224	(61,558)	1,657	1,246		4,014			174,077

Money Market Funds–5.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.62%	43,391	776,861	(776,898)	–	–		12		43,354	43,354

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	2.61%	31,598	776,861	(765,399)	–	(9)		6		43,043	43,051

Total Money Market Funds		74,989	1,553,722	(1,542,297)	–	(9)		18			86,405
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,580,268)	100.33%	$1,156,108	$2,961,361	$(2,526,121)	$19,689	$55,048	(d)(e)	$42,833	(d)		$1,656,566

OTHER ASSETS LESS LIABILITIES	(0.33)%										(5,371)

NET ASSETS	100.00%										$1,651,195

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Core Plus Bond Fund	$1,353
Invesco Emerging Markets All Cap Fund	867
Invesco Developing Markets Fund	1,056
Invesco High Yield Bond Factor ETF	436
Invesco Main Street Small Cap Fund	3,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2020 Fund

Schedule of Investments in Affiliated Issuers–100.42%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/21	12/31/21

Alternative Funds–5.00%
Invesco Global Real Estate Income Fund, Class R6	3.03%	$168,418	$198,338	$(36,550)	$51,820	$817	$8,136	38,246	$382,843

Invesco Macro Allocation Strategy Fund, Class R6	0.98%	111,759	126,985	(106,229)	(9,260)	4,080	6,809	14,435	123,136

Invesco Multi-Asset Income Fund, Class R6	0.99%	–	133,589	(9,243)	1,050	(45)	5,352	12,870	125,351

Total Alternative Funds		280,177	458,912	(152,022)	43,610	4,852	20,297		631,330

Domestic Equity Funds–29.70%
Invesco Main Street Small Cap Fund, Class R6	4.65%	–	663,496	(84,204)	3,042	41,972	392	27,470	586,764

Invesco PureBetaSM MSCI USA ETF	4.95%	310,223	328,819	(135,093)	99,184	21,505	5,926	12,975	624,487

Invesco Russell 1000 Dynamic Multifactor ETF	6.51%	308,742	506,344	(148,191)	113,551	40,793	7,402	16,198	821,239

Invesco S&P 500® Enhanced Value ETF	3.01%	197,551	229,619	(133,260)	52,783	33,147	8,403	8,550	379,840

Invesco S&P 500® High Dividend Low Volatility ETF	4.07%	253,477	313,570	(128,530)	58,744	16,848	15,872	11,354	514,109

Invesco U.S. Managed Volatility Fund, Class R6	6.51%	421,983	497,566	(242,442)	108,955	35,754	9,421	55,236	820,799

Total Domestic Equity Funds		1,491,976	2,539,414	(871,720)	436,259	190,019	47,416		3,747,238

Fixed Income Funds–48.48%
Invesco Core Plus Bond Fund, Class R6	8.41%	1,009,363	1,013,860	(916,068)	(25,955)	(10,483)	22,875	96,076	1,060,678

Invesco Floating Rate ESG Fund, Class R6(b)	4.98%	449,516	453,505	(282,463)	5,365	2,854	23,041	86,367	628,753

Invesco Fundamental High Yield® Corporate Bond ETF	–	335,982	194,822	(526,766)	(13,835)	9,797	3,502	–	–

Invesco High Yield Bond Factor ETF	5.94%	–	816,161	(64,262)	(1,690)	2,404	22,129	29,524	749,467

Invesco Income Fund, Class R6(b)	1.48%	280,729	258,978	(357,118)	(1,784)	6,070	7,652	23,714	186,630

Invesco Intermediate Bond Factor Fund, Class R6	3.91%	–	544,857	(53,571)	2,768	(333)	6,536	45,504	493,721

Invesco International Bond Fund, Class R6(b)	2.98%	420,296	356,580	(346,742)	(33,464)	(10,763)	637	73,619	375,455

Invesco Short Duration Inflation Protected Fund, Class R6	4.46%	–	634,243	(69,596)	(1,383)	(207)	21,568	51,895	563,057

Invesco Taxable Municipal Bond ETF	10.89%	335,636	1,253,819	(225,820)	5,726	3,983	28,020	41,667	1,373,344

Invesco Variable Rate Investment Grade ETF(b)	3.96%	419,707	454,487	(375,311)	(101)	725	3,646	19,926	499,346

Invesco Variable Rate Preferred ETF	1.47%	167,689	155,845	(136,328)	(4,962)	3,654	7,665	7,172	185,898

Total Fixed Income Funds		3,418,918	6,137,157	(3,354,045)	(69,315)	7,701	147,271		6,116,349

Foreign Equity Funds–11.98%
Invesco Emerging Markets All Cap Fund, Class R6	3.23%	–	479,578	(27,579)	(44,576)	13,940	3,634	10,696	407,005

Invesco Developing Markets Fund, Class R6	3.25%	–	490,119	(30,929)	(48,761)	16,842	1,998	8,719	409,798

Invesco International Small-Mid Company Fund, Class R6	1.54%	55,981	348,569	(208,588)	4,681	10,194	692	3,415	194,395

Invesco RAFI™ Strategic Developed ex-US ETF	2.48%	55,796	512,020	(284,853)	7,659	24,381	11,230	10,333	313,297

Invesco S&P International Developed Low Volatility ETF	1.48%	55,751	340,501	(220,228)	7,888	3,426	6,527	5,869	187,338

Total Foreign Equity Funds		167,528	2,170,787	(772,177)	(73,109)	68,783	24,081		1,511,833

Money Market Funds–5.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.53%	239,496	4,149,833	(4,069,860)	–	–	70	319,469	319,469

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	2.73%	264,218	4,149,415	(4,069,859)	5	(26)	46	343,684	343,753

Total Money Market Funds		503,714	8,299,248	(8,139,719)	5	(26)	116		663,222

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $12,073,518)	100.42%	5,862,313	19,605,518	(13,289,683)	337,450	271,329	239,181		12,669,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Invesco Peak Retirement™ 2020 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.42%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/21	12/31/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	$–	$2,635,346	$(2,635,346)	$–	$–		$9	(d)	–	$–

Invesco Private Prime Fund, 0.11%(c)	–	–	4,381,174	(4,381,174)	–	–		135	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	7,016,520	(7,016,520)	–	–		144			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $12,073,518)	100.42%	$5,862,313	$26,622,038	$(20,306,203)	$337,450	$271,329	(e)(f)	$239,325	(e)		$12,669,972

OTHER ASSETS LESS LIABILITIES	(0.42)%										(53,565)

NET ASSETS	100.00%										$12,616,407

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Core Plus Bond Fund	$10,039
Invesco Emerging Markets All Cap Fund	14,358
Invesco Developing Markets Fund	17,473
Invesco High Yield Bond Factor ETF	3,146
Invesco International Small-Mid Company Fund	16,442
Invesco Macro Allocation Strategy Fund	4,199
Invesco Main Street Small Cap Fund	37,542
Invesco PureBetaSM MSCI USA ETF	151
Invesco RAFI™ Strategic Developed ex-US ETF	1,706
Invesco U.S. Managed Volatility Fund	1,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2025 Fund

Schedule of Investments in Affiliated Issuers–99.92%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/21	Value 12/31/21

Alternative Funds–5.01%
Invesco Global Real Estate Income Fund, Class R6	3.01%	$394,774	$319,149	$(68,431)	$92,964	$2,127	$15,198	73,985	$740,583

Invesco Macro Allocation Strategy Fund, Class R6	2.00%	261,590	292,376	(27,246)	(33,142)	16,033	27,224	57,775	492,821

Total Alternative Funds		656,364	611,525	(95,677)	59,822	18,160	42,422		1,233,404

Domestic Equity Funds–36.90%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.99%	196,231	619,969	(90,811)	(7,664)	117,829	–	20,136	736,567

Invesco Main Street Small Cap Fund, Class R6	5.24%	–	1,374,363	(80,453)	(854)	86,929	908	60,380	1,289,724

Invesco PureBetaSM MSCI USA ETF	5.99%	787,877	589,676	(175,170)	244,451	29,964	13,250	30,676	1,476,437

Invesco Russell 1000 Dynamic Multifactor ETF	8.73%	992,773	1,033,094	(275,052)	359,221	40,962	18,796	42,426	2,150,998

Invesco U.S. Managed Volatility Fund, Class R6	13.95%	1,839,228	1,475,057	(443,874)	503,714	66,788	41,614	231,253	3,436,423

Total Domestic Equity Funds		3,816,109	5,092,159	(1,065,360)	1,098,868	342,472	74,568		9,090,149

Fixed Income Funds–43.02%
Invesco Core Plus Bond Fund, Class R6	7.01%	2,420,961	1,358,670	(1,967,690)	(38,949)	(29,745)	37,539	156,358	1,726,190

Invesco Floating Rate ESG Fund, Class R6(b)	4.03%	1,182,541	742,527	(956,315)	2,513	20,706	41,084	136,253	991,922

Invesco Fundamental High Yield® Corporate Bond ETF	–	916,363	137,538	(1,047,971)	(48,357)	42,427	4,377	–	–

Invesco High Yield Bond Factor ETF	4.99%	–	1,296,237	(62,344)	(4,340)	4,667	34,747	48,411	1,228,913

Invesco Income Fund, Class R6(b)	2.00%	655,215	378,627	(547,550)	(8,383)	16,110	16,968	62,712	493,541

Invesco Intermediate Bond Factor Fund, Class R6	3.51%	–	899,673	(38,704)	2,913	50	10,817	79,625	863,932
Invesco International Bond Fund, Class R6(b)	2.00%	985,931	436,687	(848,889)	(83,677)	19,919	(1,209)	96,756	493,458

Invesco Short Duration Inflation Protected Fund, Class R6	3.99%	–	1,040,060	(49,587)	(5,512)	(476)	38,779	90,736	984,485

Invesco Taxable Municipal Bond ETF	10.99%	848,287	2,260,737	(405,403)	(1,844)	4,700	54,489	82,114	2,706,477

Invesco Variable Rate Investment Grade ETF(b)	4.50%	1,109,306	772,238	(775,599)	(2,310)	4,652	7,726	44,204	1,107,752

Total Fixed Income Funds		8,118,604	9,322,994	(6,700,052)	(187,946)	83,010	245,317		10,596,670

Foreign Equity Funds–14.99%
Invesco Emerging Markets All Cap Fund, Class R6	4.00%	–	1,160,303	(58,919)	(112,768)	32,843	9,221	25,887	985,018

Invesco Developing Markets Fund, Class R6	4.00%	–	1,183,778	(64,617)	(129,402)	42,157	5,234	20,982	986,155

Invesco International Small-Mid Company Fund, Class R6	1.50%	132,488	615,016	(373,746)	7,806	20,018	1,374	6,481	368,952

Invesco PureBetaSM FTSE Developed ex-North America ETF	1.00%	129,925	119,005	(15,082)	7,693	4,338	4,572	8,379	245,879

Invesco RAFI™ Strategic Developed ex-US ETF	2.99%	130,318	970,905	(422,957)	11,793	52,407	24,746	24,353	738,383

Invesco S&P International Developed Low Volatility ETF	1.50%	130,277	586,481	(369,563)	17,585	4,407	12,235	11,566	369,187

Total Foreign Equity Funds		523,008	4,635,488	(1,304,884)	(197,293)	156,170	57,382		3,693,574

Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.00%	72,621	3,970,003	(4,042,580)	–	–	18	44	44

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	–	51,635	2,818,937	(2,870,568)	–	(4)	7	–	–

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.00%	82,996	4,537,146	(4,620,092)	–	–	7	50	50

Total Money Market Funds		207,252	11,326,086	(11,533,240)	–	(4)	32		94

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $23,013,711)	99.92%	13,321,337	30,988,252	(20,699,213)	773,451	599,808	419,721		24,613,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Invesco Peak Retirement™ 2025 Fund (continued)

Schedule of Investments in Affiliated Issuers–99.92%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	$–	$2,254,173	$(2,254,173)	$–	$–		$10	(d)	–	$–
Invesco Private Prime Fund, 0.11%(c)	–	–	4,429,556	(4,429,556)	–	–		139	(d)	–	–
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	6,683,729	(6,683,729)	–	–		149			–
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $23,013,711)	99.92%	$13,321,337	$37,671,981	$(27,382,942)	$773,451	$599,808	(e)(f)	$419,870	(e)		$24,613,891
OTHER ASSETS LESS LIABILITIES	0.08%										19,595
NET ASSETS	100.00%										$24,633,486

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Plus Bond Fund	$17,057
Invesco Emerging Markets All Cap Fund	36,441
Invesco Developing Markets Fund	45,761
Invesco Discovery Mid Cap Growth Fund	98,987
Invesco High Yield Bond Factor ETF	5,307
Invesco International Small-Mid Company Fund	32,630
Invesco Macro Allocation Strategy Fund	16,790
Invesco Main Street Small Cap Fund	90,261
Invesco PureBetaSM MSCI USA ETF	361
Invesco RAFI™ Strategic Developed ex-US ETF	4,083
Invesco U.S. Managed Volatility Fund	4,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2030 Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/21	Value 12/31/21
Alternative Funds–4.87%
Invesco Global Real Estate Income Fund, Class R6	3.00%	$572,053	$508,334	$(39,155)	$167,625	$(2,978)	$25,195	120,467	$ 1,205,879
Invesco Macro Allocation Strategy Fund, Class R6	1.87%	379,611	439,016	(16,298)	(51,208)	24,916	41,309	87,991	750,559
Total Alternative Funds		951,664	947,350	(55,453)	116,417	21,938	66,504		1,956,438
Domestic Equity Funds–44.52%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.16%	1,342,557	1,281,109	(583,481)	9,191	291,123	–	56,747	2,075,781
Invesco Main Street Small Cap Fund, Class R6	5.16%	–	2,174,536	(101,537)	5,256	137,026	1,446	97,125	2,074,596
Invesco PureBetaSM MSCI USA ETF	5.93%	1,149,485	1,024,622	(242,572)	414,444	38,425	22,254	49,529	2,383,831
Invesco Russell 1000 Dynamic Multifactor ETF	11.76%	1,430,121	2,918,855	(444,909)	733,594	90,824	40,759	93,264	4,728,485
Invesco S&P SmallCap Low Volatility ETF	0.97%	764,771	311,589	(824,296)	39,067	98,242	5,968	7,475	389,373
Invesco U.S. Managed Volatility Fund, Class R6	15.54%	2,962,309	2,802,996	(571,420)	999,407	63,811	73,581	420,536	6,249,164
Total Domestic Equity Funds		7,649,243	10,513,707	(2,768,215)	2,200,959	719,451	144,008		17,901,230
Fixed Income Funds–32.24%
Invesco Core Plus Bond Fund, Class R6	3.43%	3,047,567	1,848,904	(3,414,243)	(41,037)	(49,416)	37,310	124,840	1,378,230
Invesco Floating Rate ESG Fund, Class R6(b)	2.85%	858,876	720,423	(450,704)	16,729	1,073	44,329	157,468	1,146,365
Invesco Fundamental High Yield® Corporate Bond ETF	–	855,943	318,173	(1,166,367)	(34,505)	26,756	6,321	–	–
Invesco High Yield Bond Factor ETF	3.90%	–	1,594,386	(19,636)	(4,139)	6,785	46,393	61,871	1,570,595
Invesco Income Fund, Class R6(b)	1.93%	858,172	655,336	(744,768)	2,186	6,115	26,373	98,654	776,409
Invesco Intermediate Bond Factor Fund, Class R6	2.96%	–	1,207,334	(23,910)	5,324	39	15,499	109,565	1,188,787
Invesco International Bond Fund, Class R6(b)	1.93%	951,738	564,886	(645,624)	(78,338)	5,722	826	152,453	777,511
Invesco Short Duration Inflation Protected Fund, Class R6(b)	1.89%	475,484	464,664	(182,502)	(4,864)	7,436	31,717	70,024	759,760
Invesco Taxable Municipal Bond ETF	9.49%	950,060	3,242,473	(403,939)	19,119	7,110	76,406	115,741	3,814,823
Invesco Variable Rate Investment Grade ETF(b)	3.86%	1,520,716	1,325,437	(1,296,586)	1,010	1,631	12,206	61,919	1,551,690
Total Fixed Income Funds		9,518,556	11,942,016	(8,348,279)	(118,515)	13,251	297,380		12,964,170
Foreign Equity Funds–17.48%
Invesco Emerging Markets All Cap Fund, Class R6	4.46%	95,132	1,936,606	(25,639)	(212,940)	65,698	16,054	47,186	1,795,416
Invesco Developing Markets Fund, Class R6	4.22%	–	1,990,162	(75,769)	(216,181)	77,575	8,812	36,144	1,698,746
Invesco International Select Equity Fund, Class R6	1.97%	94,521	885,301	(27,244)	(167,031)	24,490	2,960	62,754	793,839
Invesco International Small-Mid Company Fund, Class R6	1.52%	189,787	1,063,085	(638,659)	19,801	26,441	2,111	10,720	610,297
Invesco PureBetaSM FTSE Developed ex-North America ETF(c)	0.96%	190,210	191,679	(18,217)	19,427	1,023	7,734	13,090	384,122
Invesco RAFI™ Strategic Developed ex-US ETF	2.90%	189,517	1,528,247	(657,322)	42,909	68,307	41,247	38,431	1,165,228
Invesco S&P International Developed Low Volatility ETF	1.45%	189,387	990,044	(634,277)	30,809	5,939	20,609	18,230	581,902
Total Foreign Equity Funds		948,554	8,585,124	(2,077,127)	(483,206)	269,473	99,527		7,029,550
Money Market Funds–0.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.33%	279,187	5,567,230	(5,713,238)	–	–	30	133,179	133,179
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)	0.28%	199,374	3,966,779	(4,053,712)	–	(1)	18	112,417	112,440
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.38%	319,071	6,362,547	(6,529,414)	–	–	12	152,204	152,204
Total Money Market Funds		797,632	15,896,556	(16,296,364)	–	(1)	60		397,823
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $37,370,965)	100.10%	19,865,649	47,884,753	(29,545,438)	1,715,655	1,024,112	607,479		40,249,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Invesco Peak Retirement™ 2030 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.02%
Invesco Private Government Fund, 0.02%(d)(e)	0.01	$–	$3,764,431	$(3,761,773)	$–	$–		$14	(f)	2,658	$2,658

Invesco Private Prime Fund, 0.11%(d)(e)	0.01%	–	7,672,557	(7,666,215)	–	(1)		205	(f)	6,340	6,341

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,999)	0.02%	–	11,436,988	(11,427,988)	–	(1)		219			8,999

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $37,379,964)	100.12%	$19,865,649	$59,321,741	$(40,973,426)	$1,715,655	$1,024,111	(g)(h)	$607,698	(g)		$40,258,210

OTHER ASSETS LESS LIABILITIES	(0.12)%										(47,343)

NET ASSETS	100.00%										$40,210,867

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	All or a portion of this security was out on loan at December 31, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Plus Bond Fund	$13,545
Invesco Emerging Markets All Cap Fund	63,441
Invesco Developing Markets Fund	77,041
Invesco Discovery Mid Cap Growth Fund	264,718
Invesco High Yield Bond Factor ETF	6,801
Invesco International Select Equity Fund	16,198
Invesco International Small-Mid Company Fund	50,158
Invesco Macro Allocation Strategy Fund	25,478
Invesco Main Street Small Cap Fund	140,685
Invesco PureBetaSM MSCI USA ETF	573
Invesco RAFI™ Strategic Developed ex-US ETF	6,430
Invesco U.S. Managed Volatility Fund	7,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2035 Fund

Schedule of Investments in Affiliated Issuers–100.78%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/21	Value 12/31/21

Alternative Funds–4.92%
Invesco Global Real Estate Income Fund, Class R6	2.92%	$275,287	$294,472	$(14,350)	$74,347	$(220)	$12,269	62,891	$629,536
Invesco Macro Allocation Strategy Fund, Class R6	2.00%	182,666	284,195	(7,354)	(28,705)	13,552	22,168	50,490	430,682
Total Alternative Funds		457,953	578,667	(21,704)	45,642	13,332	34,437		1,060,218

Domestic Equity Funds–51.31%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.66%	692,215	930,501	(206,717)	(2,318)	198,023	–	39,193	1,433,670
Invesco Main Street Small Cap Fund, Class R6	4.61%	461,834	552,653	(85,352)	54,563	70,574	623	46,442	992,003
Invesco PureBetaSM MSCI USA ETF	6.98%	553,176	792,920	(88,969)	233,134	13,861	12,112	31,244	1,503,774
Invesco Russell 1000 Dynamic Multifactor ETF	12.22%	825,828	1,527,654	(125,022)	379,529	23,696	20,223	51,907	2,631,685
Invesco S&P SmallCap Low Volatility ETF	3.00%	321,968	271,130	(57,854)	108,448	1,703	5,697	12,390	645,395
Invesco U.S. Managed Volatility Fund, Class R6	17.84%	1,839,318	1,723,769	(294,661)	543,220	35,530	44,503	258,571	3,842,374
Total Domestic Equity Funds		4,694,339	5,798,627	(858,575)	1,316,576	343,387	83,158		11,048,901

Fixed Income Funds–22.60%
Invesco Core Plus Bond Fund, Class R6	2.99%	870,904	567,872	(764,019)	(19,370)	(6,390)	13,175	58,243	643,001
Invesco Floating Rate ESG Fund, Class R6(b)	0.95%	229,726	114,579	(142,622)	3,089	(745)	6,777	28,023	204,005
Invesco Fundamental High Yield® Corporate Bond ETF	–	183,066	39,218	(220,891)	(9,434)	8,041	1,125	–	–
Invesco High Yield Bond Factor ETF	2.99%	–	663,821	(16,872)	(2,535)	2,585	16,957	25,384	644,373
Invesco Income Fund, Class R6(b)	1.42%	137,699	178,853	(9,094)	(1,071)	772	7,860	39,016	307,053
Invesco Intermediate Bond Factor Fund, Class R6	2.50%	–	559,901	(21,518)	900	(44)	6,265	49,699	539,239
Invesco International Bond Fund, Class R6(b)	1.44%	274,850	207,894	(142,507)	(31,132)	8,578	418	60,919	310,686
Invesco Short Duration Inflation Protected Fund, Class R6(b)	1.42%	228,803	220,290	(143,793)	(4,662)	5,173	12,339	28,156	305,491
Invesco Taxable Municipal Bond ETF	5.97%	640,051	888,342	(235,311)	(15,813)	8,105	25,047	38,998	1,285,374
Invesco Variable Rate Investment Grade ETF(b)	2.92%	914,709	559,753	(847,516)	(4,914)	6,281	4,789	25,063	628,079
Total Fixed Income Funds		3,479,808	4,000,523	(2,544,143)	(84,942)	32,356	94,752		4,867,301

Foreign Equity Funds–20.52%
Invesco Emerging Markets All Cap Fund, Class R6	5.44%	45,783	1,284,377	(23,551)	(137,557)	44,119	10,354	30,808	1,172,252
Invesco Developing Markets Fund, Class R6	5.28%	46,538	1,265,234	(32,113)	(148,840)	54,807	5,519	24,199	1,137,371
Invesco International Select Equity Fund, Class R6	1.98%	90,982	420,839	(6,036)	(80,492)	10,576	1,603	33,763	427,096
Invesco International Small-Mid Company Fund, Class R6	1.96%	91,337	535,027	(202,412)	4,776	29,764	1,575	7,396	421,070
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	91,534	114,607	(1,950)	8,109	(20)	3,671	7,234	212,280
Invesco RAFI™ Strategic Developed ex-US ETF	2.93%	91,179	790,091	(295,649)	9,227	38,683	19,887	20,785	630,201
Invesco S&P International Developed Low Volatility ETF	1.94%	91,140	507,348	(200,791)	17,855	1,898	11,724	13,078	417,450
Total Foreign Equity Funds		548,493	4,917,523	(762,502)	(326,922)	179,827	54,333		4,417,720
Money Market Funds–1.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.49%	277,562	2,903,568	(3,075,082)	–	–	15	106,048	106,048
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.37%	199,001	2,072,506	(2,191,510)	–	17	8	79,998	80,014
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.57%	317,214	3,318,364	(3,514,380)	–	–	6	121,198	121,198
Total Money Market Funds		793,777	8,294,438	(8,780,972)	–	17	29		307,260
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $19,928,415)	100.78%	9,974,370	23,589,778	(12,967,896)	950,354	568,919	266,709		21,701,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Invesco Peak Retirement™ 2035 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.78%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	$–	$1,266,982	$(1,266,982)	$–	$–		$15	(d)	–	$–

Invesco Private Prime Fund, 0.11%(c)	–	–	2,403,770	(2,403,750)	–	(20)		231	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	3,670,752	(3,670,732)	–	(20)		246			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $19,928,415)	100.78%	$9,974,370	$27,260,530	$(16,638,628)	$950,354	$568,899	(e)(f)	$266,955	(e)		$21,701,400

OTHER ASSETS LESS LIABILITIES	(0.78)%										(168,240)

NET ASSETS	100.00%										$21,533,160

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Plus Bond Fund	$5,996
Invesco Emerging Markets All Cap Fund	40,919
Invesco Developing Markets Fund	48,255
Invesco Discovery Mid Cap Growth Fund	178,034
Invesco High Yield Bond Factor ETF	2,626
Invesco International Select Equity Fund	8,773
Invesco International Small-Mid Company Fund	37,422
Invesco Macro Allocation Strategy Fund	13,672
Invesco Main Street Small Cap Fund	62,269
Invesco PureBetaSM MSCI USA ETF	348
Invesco RAFI™ Strategic Developed ex-US ETF	3,330
Invesco U.S. Managed Volatility Fund	4,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2040 Fund

Schedule of Investments in Affiliated Issuers–99.85%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/21	Value 12/31/21

Alternative Funds–1.98%
Invesco Global Real Estate Income Fund, Class R6	1.98%	$260,542	$373,649	$(202,130)	$64,129	$8,445	$11,124	50,413	$504,635
Invesco Macro Allocation Strategy Fund, Class R6	–	172,898	185,774	(354,291)	(11,298)	6,917	–	–	–
Total Alternative Funds		433,440	559,423	(556,421)	52,831	15,362	11,124		504,635

Domestic Equity Funds–58.63%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.06%	873,503	1,712,071	(275,935)	(39,897)	348,220	–	63,274	2,314,564
Invesco Main Street Small Cap Fund, Class R6	5.51%	524,530	924,876	(133,736)	82,161	101,678	957	65,819	1,405,895
Invesco PureBetaSM MSCI USA ETF	9.87%	698,080	1,747,679	(343,842)	382,542	35,081	20,301	52,336	2,518,932
Invesco Russell 1000 Dynamic Multifactor ETF	13.35%	1,042,436	2,071,967	(267,401)	513,514	49,566	29,027	67,260	3,410,082
Invesco S&P SmallCap Low Volatility ETF	2.92%	348,286	443,087	(186,104)	123,960	16,960	7,529	14,325	746,189
Invesco U.S. Managed Volatility Fund, Class R6	17.92%	1,566,781	2,679,002	(389,682)	674,132	51,544	53,741	307,940	4,575,979
Total Domestic Equity Funds		5,053,616	9,578,682	(1,596,700)	1,736,412	603,049	111,555		14,971,641

Fixed Income Funds–14.54%
Invesco Core Plus Bond Fund, Class R6	0.93%	390,486	353,313	(491,425)	(5,695)	(7,626)	5,930	21,442	236,716
Invesco High Yield Bond Factor ETF	1.90%	–	516,495	(29,223)	(1,372)	2,036	14,061	19,139	485,844
Invesco Income Fund, Class R6(b)	0.92%	217,228	247,997	(231,283)	43	1,674	7,676	29,923	235,490
Invesco Intermediate Bond Factor Fund, Class R6	2.42%	–	633,837	(19,623)	2,704	37	7,791	56,862	616,955
Invesco International Bond Fund, Class R6(b)	0.98%	173,447	188,248	(87,278)	(23,747)	4,886	582	49,023	250,019
Invesco Short Duration Inflation Protected Fund, Class R6(b)	–	129,933	139,089	(270,398)	(2,879)	4,390	507	–	–
Invesco Taxable Municipal Bond ETF	4.90%	562,498	1,041,013	(349,240)	(11,056)	8,342	25,447	37,972	1,251,557
Invesco Variable Rate Investment Grade ETF(b)	2.49%	865,728	731,814	(962,424)	(613)	1,032	4,630	25,353	635,346
Total Fixed Income Funds		2,339,320	3,851,806	(2,440,894)	(42,615)	14,771	66,624		3,711,927

Foreign Equity Funds–23.82%
Invesco Emerging Markets All Cap Fund, Class R6	5.77%	87,360	1,577,889	(17,765)	(179,949)	57,214	13,259	38,695	1,472,347
Invesco Developing Markets Fund, Class R6	5.80%	87,456	1,609,025	(18,873)	(198,483)	68,381	7,505	31,529	1,481,885
Invesco International Select Equity Fund, Class R6	2.46%	86,072	763,860	(96,951)	(132,365)	20,096	2,401	49,611	627,575
Invesco International Small-Mid Company Fund, Class R6	1.99%	173,397	611,659	(278,866)	13,359	32,683	1,814	8,943	509,130
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.94%	129,952	640,641	(47,625)	21,626	5,897	14,419	25,575	750,491
Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	172,615	926,402	(405,772)	23,400	38,724	24,939	24,780	751,329
Invesco S&P International Developed Low Volatility ETF	1.92%	129,407	641,864	(304,692)	21,069	3,122	15,152	15,375	490,770
Total Foreign Equity Funds		866,259	6,771,340	(1,170,544)	(431,343)	226,117	79,489		6,083,527
Money Market Funds–0.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.33%	59,148	3,717,078	(3,691,608)	–	–	20	84,618	84,618
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.17%	42,240	2,634,390	(2,632,891)	–	–	10	43,730	43,739
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.38%	67,597	4,248,089	(4,218,980)	–	–	8	96,706	96,706
Total Money Market Funds		168,985	10,599,557	(10,543,479)	–	–	38		225,063
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $23,298,026)	99.85%	8,861,620	31,360,808	(16,308,038)	1,315,285	859,299	268,830		25,496,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Invesco Peak Retirement™ 2040 Fund (continued)

Schedule of Investments in Affiliated Issuers–99.85%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	$–	$2,351,336	$(2,351,336)	$–	$–		$10	(d)	–	$–

Invesco Private Prime Fund, 0.11%(c)	–	–	4,534,322	(4,534,322)	–	–		153	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	6,885,658	(6,885,658)	–	–		163			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $23,298,026)	99.85%	$8,861,620	$38,246,466	$(23,193,696)	$1,315,285	$859,299	(e)(f)	$268,993	(e)		$25,496,793

OTHER ASSETS LESS LIABILITIES	0.15%										37,908

NET ASSETS	100.00%										$25,534,701

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Plus Bond Fund	$2,337
Invesco Emerging Markets All Cap Fund	52,402
Invesco Developing Markets Fund	65,621
Invesco Discovery Mid Cap Growth Fund	303,398
Invesco High Yield Bond Factor ETF	2,092
Invesco International Select Equity Fund	13,137
Invesco International Small-Mid Company Fund	43,102
Invesco Main Street Small Cap Fund	93,614
Invesco PureBetaSM MSCI USA ETF	608
Invesco RAFI™ Strategic Developed ex-US ETF	4,040
Invesco U.S. Managed Volatility Fund	5,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2045 Fund

Schedule of Investments in Affiliated Issuers–100.86%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	–	$189,133	$45,976	$(245,996)	$(5,669)	$16,556		$1,221		–	$–

Domestic Equity Funds–64.07%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.08%	634,043	603,752	(316,329)	(46,960)	191,474		–		25,875	946,495

Invesco Main Street Small Cap Fund, Class R6	6.05%	475,930	415,471	(336,351)	15,563	101,264		435		29,523	630,619

Invesco PureBetaSM MSCI USA ETF	12.01%	728,396	532,479	(244,731)	168,331	66,564		10,874		25,987	1,250,754

Invesco Russell 1000 Dynamic Multifactor ETF	16.99%	1,008,665	906,986	(470,137)	194,610	130,016		14,833		34,914	1,770,140

Invesco S&P SmallCap Low Volatility ETF	2.98%	316,020	111,862	(182,953)	40,284	24,775		3,161		5,951	309,988

Invesco U.S. Managed Volatility Fund, Class R6	16.96%	947,771	862,690	(337,527)	233,444	63,263		19,954		118,943	1,767,488

Total Domestic Equity Funds		4,110,825	3,433,240	(1,888,028)	605,272	577,356		49,257			6,675,484

Fixed Income Funds–9.80%
Invesco 1-30 Laddered Treasury ETF	–	314,511	58,086	(355,158)	4,757	(22,196)		441		–	–

Invesco High Yield Bond Factor ETF	1.44%	–	170,194	(20,375)	(305)	773		4,202		5,897	149,695

Invesco Intermediate Bond Factor Fund, Class R6	2.50%	–	297,041	(38,316)	1,286	437		3,140		24,004	260,448

Invesco Taxable Municipal Bond ETF	3.96%	188,471	393,315	(174,455)	(731)	5,861		7,671		12,514	412,461

Invesco Variable Rate Investment Grade ETF(b)	1.90%	691,298	142,429	(635,771)	(9,725)	10,578		1,604		7,926	198,626

Total Fixed Income Funds		1,194,280	1,061,065	(1,224,075)	(4,718)	(4,547)		17,058			1,021,230

Foreign Equity Funds–25.60%
Invesco Emerging Markets All Cap Fund, Class R6	6.27%	94,089	724,800	(96,012)	(87,429)	39,889		5,563		17,171	653,355

Invesco Developing Markets Fund, Class R6	6.20%	95,847	739,743	(114,072)	(99,777)	52,147		3,193		13,744	645,975

Invesco International Select Equity Fund, Class R6	2.43%	93,759	275,285	(70,038)	(72,127)	31,724		956		20,029	253,368

Invesco International Small-Mid Company Fund, Class R6	1.91%	156,834	192,830	(152,415)	(1,433)	20,782		748		3,493	198,838

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.88%	125,753	362,585	(103,850)	5,019	15,333		8,088		13,796	404,840

Invesco RAFI™ Strategic Developed ex-US ETF	3.00%	125,310	411,911	(258,688)	(9,437)	45,264		10,474		10,315	312,751

Invesco S&P International Developed Low Volatility ETF	1.91%	125,238	207,676	(146,016)	7,519	4,285		6,301		6,225	198,702

Total Foreign Equity Funds		816,830	2,914,830	(941,091)	(257,665)	209,424		35,323			2,667,829

Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.49%	63,733	1,337,512	(1,350,662)	–	–		7		50,583	50,583

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.35%	51,674	955,367	(970,394)	–	–		4		36,639	36,647

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.55%	72,838	1,528,586	(1,543,615)	–	–		3		57,809	57,809

Total Money Market Funds		188,245	3,821,465	(3,864,671)	–	–		14			145,039

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $9,328,032)	100.86%	6,499,313	11,276,576	(8,163,861)	337,220	798,789		102,873			10,509,582

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	17,613	903,827	(921,440)	–	–		4	(d)	–	–

Invesco Private Prime Fund, 0.11%(c)	–	24,883	1,873,584	(1,898,469)	–	2		66	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	42,496	2,777,411	(2,819,909)	–	2		70			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $9,328,032)	100.86%	$6,541,809	$14,053,987	$(10,983,770)	$337,220	$798,791	(e)(f)	$102,943	(e)		$10,509,582

OTHER ASSETS LESS LIABILITIES	(0.86)%										(90,059)

NET ASSETS	100.00%										$10,419,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Emerging Markets All Cap Fund	$21,982
Invesco Developing Markets Fund	27,913
Invesco Discovery Mid Cap Growth Fund	119,485
Invesco High Yield Bond Factor ETF	592
Invesco International Select Equity Fund	5,235
Invesco International Small-Mid Company Fund	17,760
Invesco Main Street Small Cap Fund	41,258
Invesco PureBetaSM MSCI USA ETF	285
Invesco RAFI™ Strategic Developed ex-US ETF	1,609
Invesco U.S. Managed Volatility Fund	2,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2050 Fund

Schedule of Investments in Affiliated Issuers–100.33%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 12/31/21	Value 12/31/21

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	–	$116,870	$147,774	$(276,935)	$(3,220)	$15,511	$1,375		–	$–

Domestic Equity Funds–67.44%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.06%	588,788	1,283,430	(384,838)	1,783	207,527	–		41,116	1,504,027

Invesco Main Street Small Cap Fund, Class R6	6.20%	530,343	993,349	(465,500)	70,409	105,697	805		54,125	1,156,101

Invesco PureBetaSM MSCI USA ETF(b)	14.93%	823,412	1,594,242	(135,439)	484,675	18,155	24,964		57,851	2,784,369

Invesco Russell 1000 Dynamic Multifactor ETF	18.90%	1,001,554	2,367,792	(428,894)	511,287	74,902	30,041		69,559	3,526,641

Invesco S&P SmallCap Low Volatility ETF	3.43%	352,645	387,331	(222,752)	113,470	8,971	6,519		12,280	639,665

Invesco U.S. Managed Volatility Fund, Class R6	15.92%	762,760	1,840,756	(110,687)	463,525	17,905	35,236		199,896	2,970,457

Total Domestic Equity Funds		4,059,502	8,466,900	(1,748,110)	1,645,149	433,157	97,565			12,581,260

Fixed Income Funds–4.85%
Invesco 1-30 Laddered Treasury ETF	–	406,820	266,841	(642,250)	5,367	(36,778)	813		–	–

Invesco Intermediate Bond Factor Fund, Class R6	1.94%	–	367,198	(6,437)	1,547	(74)	4,683		33,385	362,234

Invesco Taxable Municipal Bond ETF	1.94%	–	364,493	(10,907)	8,787	(176)	6,422		10,989	362,197

Invesco Variable Rate Investment Grade ETF(c)	0.97%	406,162	284,755	(510,419)	(2,473)	2,600	1,539		7,204	180,532

Total Fixed Income Funds		812,982	1,283,287	(1,170,013)	13,228	(34,428)	13,457			904,963

Foreign Equity Funds–26.92%
Invesco Emerging Markets All Cap Fund, Class R6	6.46%	89,415	1,309,452	(46,132)	(152,964)	47,598	10,710		31,670	1,205,045

Invesco Developing Markets Fund, Class R6	6.44%	89,524	1,357,917	(83,799)	(180,475)	71,904	6,244		25,542	1,200,482

Invesco International Select Equity Fund, Class R6	2.94%	88,066	649,120	(75,946)	(129,216)	27,074	2,085		43,296	547,693

Invesco International Small-Mid Company Fund, Class R6	2.16%	177,450	486,966	(262,742)	11,006	27,514	1,537		7,091	403,682

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.99%	144,321	655,481	(84,417)	28,472	2	14,797		25,349	743,859

Invesco RAFI™ Strategic Developed ex-US ETF	2.99%	144,281	742,544	(376,682)	8,140	43,167	18,991		18,419	558,464

Invesco S&P International Developed Low Volatility ETF	1.94%	145,902	418,058	(222,582)	19,003	1,432	11,279		11,335	361,813

Total Foreign Equity Funds		878,959	5,619,538	(1,152,300)	(396,034)	218,691	65,643			5,021,038

Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.39%	23,967	2,962,484	(2,913,393)	–	–	15		73,058	73,058

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)	0.28%	17,117	2,113,015	(2,076,964)	–	(5)	8		53,152	53,163

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.45%	27,390	3,385,696	(3,329,592)	–	–	6		83,494	83,494

Total Money Market Funds		68,474	8,461,195	(8,319,949)	–	(5)	29			209,715

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $16,723,410)	100.33%	5,936,787	23,978,694	(12,667,307)	1,259,123	632,926	178,069			18,716,976

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.42%
Invesco Private Government Fund, 0.02%(d)(e)	0.13%	–	1,564,096	(1,540,459)	–	–	6	(f)	23,637	23,637

Invesco Private Prime Fund, 0.11%(d)(e)	0.29%	–	3,379,606	(3,324,443)	(5)	(5)	99	(f)	55,142	55,153

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,795)	0.42%	–	4,943,702	(4,864,902)	(5)	(5)	105			78,790

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $16,802,205)	100.75%	$5,936,787	$28,922,396	$(17,532,209)	$1,259,118	$632,921 (g)	$178,174			$18,795,766

OTHER ASSETS LESS LIABILITIES	(0.75)%									(140,546)

NET ASSETS	100.00%									$18,655,220

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Emerging Markets All Cap Fund	$42,324
Invesco Developing Markets Fund	54,589
Invesco Discovery Mid Cap Growth Fund	192,663
Invesco International Select Equity Fund	11,405
Invesco International Small-Mid Company Fund	36,512
Invesco Main Street Small Cap Fund	78,197
Invesco PureBetaSM MSCI USA ETF	676
Invesco RAFI™ Strategic Developed ex-US ETF	2,986
Invesco U.S. Managed Volatility Fund	3,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2055 Fund

Schedule of Investments in Affiliated Issuers–101.16%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 12/31/21	Value 12/31/21

Domestic Equity Funds–67.70%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.96%	$298,515	$295,292	$(119,891)	$(5,373)	$73,252	$–		13,055	$477,566

Invesco Main Street Small Cap Fund, Class R6	6.25%	298,770	209,051	(168,353)	2,022	58,957	253		17,554	374,943

Invesco PureBetaSM MSCI USA ETF	15.03%	492,006	378,129	(125,408)	141,722	15,087	7,671		18,727	901,330

Invesco Russell 1000 Dynamic Multifactor ETF	19.01%	534,210	621,240	(203,161)	142,253	46,056	8,946		22,497	1,140,598

Invesco S&P SmallCap Low Volatility ETF	3.46%	208,304	90,656	(134,639)	26,593	16,925	2,062		3,990	207,839

Invesco U.S. Managed Volatility Fund, Class R6	15.99%	342,082	549,371	(75,473)	134,530	9,782	11,359		64,540	959,066

Total Domestic Equity Funds		2,173,887	2,143,739	(826,925)	441,747	220,059	30,291			4,061,342

Fixed Income Funds–4.88%
Invesco 1-30 Laddered Treasury ETF	–	190,037	35,610	(214,447)	2,472	(13,672)	290		–	–

Invesco Intermediate Bond Factor Fund, Class R6	2.00%	–	119,361	–	391	–	1,410		11,037	119,752

Invesco Taxable Municipal Bond ETF	1.95%	–	120,613	(6,078)	2,430	10	1,922		3,549	116,975

Invesco Variable Rate Investment Grade ETF(b)	0.93%	102,159	28,085	(74,235)	(702)	803	355		2,238	56,084

Total Fixed Income Funds		292,196	303,669	(294,760)	4,591	(12,859)	3,977			292,811

Foreign Equity Funds–27.00%
Invesco Emerging Markets All Cap Fund, Class R6	6.43%	44,961	411,497	(25,622)	(49,293)	17,990	3,543		10,132	385,532

Invesco Developing Markets Fund, Class R6	6.48%	60,062	417,990	(39,958)	(56,938)	25,199	1,999		8,274	388,876

Invesco International Select Equity Fund, Class R6	2.99%	59,070	174,114	(20,281)	(37,694)	8,146	703		14,191	179,510

Invesco International Small-Mid Company Fund, Class R6	2.22%	88,490	86,871	(43,635)	2,563	10,386	498		2,333	132,839

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.92%	87,252	184,588	(46,439)	8,708	1,177	4,439		8,018	235,286

Invesco RAFI™ Strategic Developed ex-US ETF	2.97%	87,369	202,786	(128,481)	(2,904)	20,149	5,816		5,870	177,978

Invesco S&P International Developed Low Volatility ETF	1.99%	73,416	98,792	(58,898)	5,246	857	3,302		3,741	119,413

Total Foreign Equity Funds		500,620	1,576,638	(363,314)	(130,312)	83,904	20,300			1,619,434

Money Market Funds–1.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.55%	19,925	727,762	(714,491)	–	–	4		33,196	33,196

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.40%	14,231	518,897	(509,415)	–	(1)	1		23,707	23,712

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.63%	22,771	831,729	(816,561)	–	–	1		37,939	37,939

Total Money Market Funds		56,927	2,078,388	(2,040,467)	–	(1)	6			94,847

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,293,849)	101.16%	3,023,630	6,102,434	(3,525,466)	316,026	291,103	54,574			6,068,434

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	–	114,266	(114,266)	–	–	1	(d)	–	–

Invesco Private Prime Fund, 0.11%(c)	–	–	264,600	(264,600)	–	–	8	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	378,866	(378,866)	–	–	9			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,293,849)	101.16%	$3,023,630	$6,481,300	$(3,904,332)	$316,026	$291,103 (e)	$54,583			$6,068,434

OTHER ASSETS LESS LIABILITIES	(1.16)%									(69,410)

NET ASSETS	100.00%									$5,999,024

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Emerging Markets All Cap Fund	$14,001
Invesco Developing Markets Fund	17,479
Invesco Discovery Mid Cap Growth Fund	64,229
Invesco International Select Equity Fund	3,845
Invesco International Small-Mid Company Fund	11,836
Invesco Main Street Small Cap Fund	25,504
Invesco PureBetaSM MSCI USA ETF	206
Invesco RAFI™ Strategic Developed ex-US ETF	941
Invesco U.S. Managed Volatility Fund	1,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2060 Fund

Schedule of Investments in Affiliated Issuers–100.89%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 12/31/21	Value 12/31/21

Domestic Equity Funds–67.94%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.22%	$367,327	$403,334	$(127,955)	$(584)	$93,824	$–		17,869	$653,657

Invesco Main Street Small Cap Fund, Class R6	6.30%	422,740	275,054	(242,021)	21,584	56,201	332		23,459	501,079

Invesco PureBetaSM MSCI USA ETF	15.06%	678,739	530,105	(231,638)	209,839	10,324	10,979		24,872	1,197,089

Invesco Russell 1000 Dynamic Multifactor ETF	18.92%	697,937	707,345	(159,654)	240,492	18,097	12,466		29,669	1,504,217

Invesco S&P SmallCap Low Volatility ETF	3.45%	293,206	145,626	(230,210)	46,436	19,092	3,034		5,263	274,150

Invesco U.S. Managed Volatility Fund, Class R6	15.99%	364,570	736,905	(25,918)	192,324	5,063	14,758		85,556	1,271,352

Total Domestic Equity Funds		2,824,519	2,798,369	(1,017,396)	710,091	202,601	41,569			5,401,544

Fixed Income Funds–4.77%
Invesco 1-30 Laddered Treasury ETF	–	145,265	88,629	(216,654)	1,865	(19,105)	489		–	–

Invesco Intermediate Bond Factor Fund, Class R6	1.91%	–	151,200	–	643	–	1,920		13,995	151,843

Invesco Taxable Municipal Bond ETF	1.91%	–	154,150	(5,812)	3,393	50	2,634		4,605	151,781

Invesco Variable Rate Investment Grade ETF(b)	0.95%	36,211	39,579	–	75	–	470		3,027	75,857

Total Fixed Income Funds		181,476	433,558	(222,466)	5,976	(19,055)	5,513			379,481

Foreign Equity Funds–26.91%
Invesco Emerging Markets All Cap Fund, Class R6	6.52%	73,930	515,183	(10,669)	(61,525)	19,416	4,604		13,617	518,140

Invesco Developing Markets Fund, Class R6	6.45%	74,424	511,958	(8,045)	(66,666)	23,800	2,567		10,916	513,027

Invesco International Select Equity Fund, Class R6	3.00%	72,817	233,151	(22,966)	(51,789)	12,377	868		18,881	238,843

Invesco International Small-Mid Company Fund, Class R6	2.13%	129,014	108,662	(70,663)	4,522	12,894	636		2,974	169,327

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.91%	108,166	249,009	(59,304)	12,999	(110)	6,202		10,590	310,760

Invesco RAFI™ Strategic Developed ex-US ETF	2.99%	108,491	280,361	(173,388)	7,577	15,903	7,940		7,840	237,709

Invesco S&P International Developed Low Volatility ETF	1.91%	90,480	134,408	(80,999)	7,296	467	4,606		4,751	151,652

Total Foreign Equity Funds		657,322	2,032,732	(426,034)	(147,586)	84,747	27,423			2,139,458

Money Market Funds–1.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.46%	18,349	987,690	(969,824)	–	–	6		36,215	36,215

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.29%	13,080	701,567	(691,184)	–	(2)	3		23,455	23,461

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.52%	20,971	1,128,789	(1,108,371)	–	–	3		41,389	41,389

Total Money Market Funds		52,400	2,818,046	(2,769,379)	–	(2)	12			101,065

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,918,297)	100.89%	3,715,717	8,082,705	(4,435,275)	568,481	268,291	74,517			8,021,548

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	–	263,384	(263,384)	–	–	3	(d)	–	–

Invesco Private Prime Fund, 0.11%(c)	–	–	393,577	(393,577)	–	–	30	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	656,961	(656,961)	–	–	33			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,918,297)	100.89%	$3,715,717	$8,739,666	$(5,092,236)	$568,481	$268,291 (e)	$74,550			$8,021,548

OTHER ASSETS LESS LIABILITIES	(0.89)%									(70,766)

NET ASSETS	100.00%									$7,950,782

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Emerging Markets All Cap Fund	$18,195
Invesco Developing Markets Fund	22,444
Invesco Discovery Mid Cap Growth Fund	82,289
Invesco International Select Equity Fund	4,747
Invesco International Small-Mid Company Fund	15,102
Invesco Main Street Small Cap Fund	32,479
Invesco PureBetaSM MSCI USA ETF	280
Invesco RAFI™ Strategic Developed ex-US ETF	1,235
Invesco U.S. Managed Volatility Fund	1,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2021

Invesco Peak Retirement™ 2065 Fund

Schedule of Investments in Affiliated Issuers–99.11%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 12/31/21	Value 12/31/21

Domestic Equity Funds–67.00%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.90%	$281,865	$298,836	$(118,635)	$(390)	$69,509	$–		12,812	$468,662
Invesco Main Street Small Cap Fund, Class R6	6.18%	324,431	231,485	(221,810)	776	55,248	240		17,149	366,309
Invesco PureBetaSM MSCI USA ETF	14.85%	520,902	421,897	(222,049)	146,248	13,797	8,061		18,296	880,586
Invesco Russell 1000 Dynamic Multifactor ETF	18.80%	532,462	634,495	(238,707)	142,751	43,385	9,226		21,980	1,114,386
Invesco S&P SmallCap Low Volatility ETF	3.47%	224,803	111,714	(178,110)	24,966	22,174	2,213		3,946	205,547
Invesco U.S. Managed Volatility Fund, Class R6	15.80%	280,896	625,197	(111,923)	131,300	12,694	10,849		63,055	936,993
Total Domestic Equity Funds		2,165,359	2,323,624	(1,091,234)	445,651	216,807	30,589			3,972,483

Fixed Income Funds–4.96%
Invesco 1-30 Laddered Treasury ETF	–	112,138	53,285	(153,503)	1,404	(13,324)	331		–	–
Invesco Intermediate Bond Factor Fund, Class R6	1.99%	–	121,531	(4,183)	467	(42)	1,427		10,855	117,773
Invesco Taxable Municipal Bond ETF	1.98%	–	128,191	(13,246)	2,484	(25)	1,961		3,562	117,404
Invesco Variable Rate Investment Grade ETF(b)	0.99%	27,939	30,736	–	47	–	337		2,343	58,716
Total Fixed Income Funds		140,077	333,743	(170,932)	4,402	(13,391)	4,056			293,893

Foreign Equity Funds–26.99%
Invesco Emerging Markets All Cap Fund, Class R6	6.44%	56,969	424,147	(55,957)	(47,215)	17,068	3,310		10,038	381,932
Invesco Developing Markets Fund, Class R6	6.45%	57,015	439,997	(65,863)	(55,092)	23,116	1,929		8,134	382,309
Invesco International Select Equity Fund, Class R6	2.97%	56,116	176,347	(22,417)	(40,132)	9,787	673		13,915	176,022
Invesco International Small-Mid Company Fund, Class R6	2.22%	98,293	89,145	(57,289)	3,638	9,531	475		2,319	132,031
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.96%	83,844	188,873	(48,053)	9,791	185	4,544		7,996	234,640
Invesco RAFI™ Strategic Developed ex-US ETF	2.97%	83,558	202,787	(126,054)	(1,736)	18,542	5,875		5,810	176,159
Invesco S&P International Developed Low Volatility ETF	1.98%	69,727	104,703	(63,379)	5,612	803	3,350		3,680	117,466
Total Foreign Equity Funds		505,522	1,625,999	(439,012)	(125,134)	79,032	20,156			1,600,559
Money Market Funds–0.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	–	13,231	823,892	(837,123)	–	–	3		–	–
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.16%	15,189	588,494	(593,987)	–	(5)	4		9,689	9,691
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	–	15,122	941,591	(956,713)	–	–	1		–	–
Total Money Market Funds		43,542	2,353,977	(2,387,823)	–	(5)	8			9,691
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,138,685)	99.11%	2,854,500	6,637,343	(4,089,001)	324,919	282,443	54,809			5,876,626

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	–	93,535	(93,535)	–	–	1	(d)	–	–
Invesco Private Prime Fund, 0.11%(c)	–	–	217,035	(217,035)	–	–	8	(d)	–	–
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	310,570	(310,570)	–	–	9			–
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,138,685)	99.11%	$2,854,500	$6,947,913	$(4,399,571)	$324,919	$282,443 (e)	$54,818			$5,876,626
OTHER ASSETS LESS LIABILITIES	0.89%									52,770
NET ASSETS	100.00%									$5,929,396

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2021

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Emerging Markets All Cap Fund	$13,080
Invesco Developing Markets Fund	16,864
Invesco Discovery Mid Cap Growth Fund	62,523
Invesco International Select Equity Fund	3,679
Invesco International Small-Mid Company Fund	11,287
Invesco Main Street Small Cap Fund	23,821
Invesco PureBetaSM MSCI USA ETF	209
Invesco RAFI™ Strategic Developed ex-US ETF	938
Invesco U.S. Managed Volatility Fund	1,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities

December 31, 2021

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Assets:

Investments in affiliated underlying funds, at value[1]	$5,047,031	$561,533	$1,656,566	$12,669,972	$24,613,891	$40,258,210

Cash	–	–	–	1,857	–	47,030

Receivable for:
Investments sold - affiliated underlying funds	–	–	–	–	361,059	–

Dividends - affiliated underlying funds	60	531	2	178	2	232

Fund shares sold	77,700	–	1,096	4,663	13,078	108,791

Investment for trustee deferred compensation and retirement plans	21,413	3,986	21,406	21,432	21,471	21,502

Other assets	55,597	31,421	51,557	53,978	53,056	54,775

Total assets	5,201,801	597,471	1,730,627	12,752,080	25,062,557	40,490,540

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	–	–	–	–	50,157	109,588

Fund shares reacquired	77,700	–	–	–	71,857	10,400

Amount due custodian	–	–	–	–	156,193	–

Collateral upon return of securities loaned	–	–	–	–	–	8,999

Accrued fees to affiliates	48,375	1,853	34,770	88,099	101,055	102,892

Accrued trustees’ and officers’ fees and benefits	792	115	857	1,267	1,803	1,329

Accrued other operating expenses	23,138	29,958	22,399	24,875	26,535	24,963

Trustee deferred compensation and retirement plans	21,413	3,986	21,406	21,432	21,471	21,502

Total liabilities	171,418	35,912	79,432	135,673	429,071	279,673

Net assets applicable to shares outstanding	$5,030,383	$561,559	$1,651,195	$12,616,407	$24,633,486	$40,210,867

Net assets consist of:

Shares of beneficial interest	$4,807,461	$558,669	$1,588,008	$11,939,031	$22,799,877	$36,854,869

Distributable earnings	222,922	2,890	63,187	677,376	1,833,609	3,355,998

	$5,030,383	$561,559	$1,651,195	$12,616,407	$24,633,486	$40,210,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2021

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Net Assets:

Class A	$4,286,198	$253,587	$888,021	$8,512,873	$18,813,724	$26,085,223

Class C	$179,786	$23,846	$130,838	$1,698,265	$2,836,403	$5,600,989

Class R	$219,390	$10,145	$160,529	$2,158,114	$2,776,123	$8,166,675

Class Y	$42,708	$10,156	$42,903	$117,025	$184,143	$334,680

Class R5	$106,756	$10,156	$107,240	$115,534	$11,939	$12,049

Class R6	$195,545	$253,669	$321,664	$14,596	$11,154	$11,251

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	401,870	25,021	83,135	741,557	1,577,358	2,127,709

Class C	16,856	2,356	12,310	148,897	240,850	462,025

Class R	20,549	1,001	15,066	188,567	233,450	668,988

Class Y	4,001	1,001	4,001	10,134	15,363	27,157

Class R5	10,001	1,001	10,001	10,001	997	978

Class R6	18,319	25,001	30,001	1,264	931	913

Class A:
Net asset value per share	$10.67	$10.13	$10.68	$11.48	$11.93	$12.26

Maximum offering price per share (Net asset value ÷ 94.50%)	$11.29	$10.72	$11.30	$12.15	$12.62	$12.97

Class C:
Net asset value and offering price per share	$10.67	$10.12	$10.63	$11.41	$11.78	$12.12

Class R:
Net asset value and offering price per share	$10.68	$10.13	$10.66	$11.44	$11.89	$12.21

Class Y:
Net asset value and offering price per share	$10.67	$10.15	$10.72	$11.55	$11.99	$12.32

Class R5:
Net asset value and offering price per share	$10.67	$10.15	$10.72	$11.55	$11.97	$12.32

Class R6:
Net asset value and offering price per share	$10.67	$10.15	$10.72	$11.55	$11.98	$12.32

Cost of Investments in affiliated underlying funds	$4,792,485	$558,906	$1,580,268	$12,073,518	$23,013,711	$37,379,964

[1] Includes securities on loan with an aggregate value of:	$–	$–	$–	$–	$–	$8,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2021

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Assets:

Investments in affiliated underlying funds, at value[1]	$21,701,400	$25,496,793	$10,509,582	$18,795,766	$6,068,434	$8,021,548

Cash	15,448	14,576	20,608	14,200	1,243	1,864

Receivable for:
Investments sold - affiliated underlying funds	–	–	–	–	–	–

Dividends - affiliated underlying funds	3	169	2	403	1	1

Fund shares sold	77,231	151,249	58,506	96,501	17,432	20,795

Investment for trustee deferred compensation and retirement plans	21,453	21,457	21,432	21,443	21,415	21,420

Other assets	53,065	53,553	52,469	53,299	51,800	51,700

Total assets	21,868,600	25,737,797	10,662,599	18,981,612	6,160,325	8,117,328

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	194,190	27,992	107,712	110,621	60,575	57,634

Fund shares reacquired	–	43,333	–	10,823	–	–

Amount due custodian	–	–	–	–	–	–

Collateral upon return of securities loaned	–	–	–	78,795	–	–

Accrued fees to affiliates	92,708	83,896	87,664	81,245	53,268	62,950

Accrued trustees’ and officers’ fees and benefits	1,679	1,352	860	1,339	852	851

Accrued other operating expenses	25,410	25,066	25,408	22,126	25,191	23,691

Trustee deferred compensation and retirement plans	21,453	21,457	21,432	21,443	21,415	21,420

Total liabilities	335,440	203,096	243,076	326,392	161,301	166,546

Net assets applicable to shares outstanding	$21,533,160	$25,534,701	$10,419,523	$18,655,220	$5,999,024	$7,950,782

Net assets consist of:

Shares of beneficial interest	$19,421,184	$22,904,320	$8,981,129	$16,222,925	$5,053,686	$6,682,968

Distributable earnings	2,111,976	2,630,381	1,438,394	2,432,295	945,338	1,267,814

	$21,533,160	$25,534,701	$10,419,523	$18,655,220	$5,999,024	$7,950,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2021

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Net Assets:

Class A	$11,726,295	$15,049,902	$5,396,968	$10,208,471	$3,206,307	$4,219,734

Class C	$3,848,928	$3,117,477	$2,033,381	$3,058,584	$1,005,513	$739,003

Class R	$4,916,018	$6,583,088	$2,631,639	$4,830,592	$1,207,343	$2,362,404

Class Y	$1,018,674	$760,929	$198,610	$262,045	$88,917	$159,296

Class R5	$12,075	$12,126	$28,052	$135,197	$134,902	$136,034

Class R6	$11,170	$11,179	$130,873	$160,331	$356,042	$334,311

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	922,796	1,168,810	426,944	758,524	238,602	311,584

Class C	306,214	244,633	163,322	230,538	75,790	55,237

Class R	388,620	514,298	209,322	361,722	90,342	175,374

Class Y	79,781	58,822	15,653	19,382	6,600	11,710

Class R5	946	938	2,209	10,001	10,001	10,001

Class R6	875	864	10,314	11,859	26,399	24,582

Class A:
Net asset value per share	$12.71	$12.88	$12.64	$13.46	$13.44	$13.54

Maximum offering price per share (Net asset value ÷ 94.50%)	$13.45	$13.63	$13.38	$14.24	$14.22	$14.33

Class C:
Net asset value and offering price per share	$12.57	$12.74	$12.45	$13.27	$13.27	$13.38

Class R:
Net asset value and offering price per share	$12.65	$12.80	$12.57	$13.35	$13.36	$13.47

Class Y:
Net asset value and offering price per share	$12.77	$12.94	$12.69	$13.52	$13.47	$13.60

Class R5:
Net asset value and offering price per share	$12.76	$12.93	$12.70	$13.52	$13.49	$13.60

Class R6:
Net asset value and offering price per share	$12.77	$12.94	$12.69	$13.52	$13.49	$13.60

Cost of Investments in affiliated underlying funds	$19,928,415	$23,298,026	$9,328,032	$16,802,205	$5,293,849	$6,918,297

[1] Includes securities on loan with an aggregate value of:	$–	$–	$–	$77,008	$–	$–

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2021

Invesco Peak Retirement™ 2065 Fund

Assets:

Investments in affiliated underlying funds, at value	$5,876,626

Receivable for:
Investments sold - affiliated underlying funds	76,233

Dividends - affiliated underlying funds	1

Fund shares sold	52,915

Investment for trustee deferred compensation and retirement plans	21,414

Other assets	51,755

Total assets	6,078,944

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	40,938

Amount due custodian	11,487

Accrued fees to affiliates	49,426

Accrued trustees’ and officers’ fees and benefits	776

Accrued other operating expenses	25,507

Trustee deferred compensation and retirement plans	21,414

Total liabilities	149,548

Net assets applicable to shares outstanding	$5,929,396

Net assets consist of:

Shares of beneficial interest	$5,018,412

Distributable earnings	910,984

$5,929,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities—(continued)

December 31, 2021

Invesco Peak Retirement™ 2065 Fund

Net Assets:

Class A	$3,509,694

Class C	$867,367

Class R	$668,749

Class Y	$409,704

Class R5	$136,703

Class R6	$337,179

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	254,750

Class C	64,643

Class R	49,349

Class Y	29,974

Class R5	10,001

Class R6	24,671

Class A:
Net asset value per share	$13.78

Maximum offering price per share (Net asset value ÷ 94.50%)	$14.58

Class C:
Net asset value and offering price per share	$13.42

Class R:
Net asset value and offering price per share	$13.55

Class Y:
Net asset value and offering price per share	$13.67

Class R5:
Net asset value and offering price per share	$13.67

Class R6:
Net asset value and offering price per share	$13.67

Cost of Investments in affiliated underlying funds	$5,138,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75	Invesco Peak Retirement™ Funds

Statements of Operations

For the year ended December 31, 2021

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund [1]	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Investment income:

Dividends from affiliated underlying funds	$128,257	$8,250	$42,362	$239,067	$419,441	$607,434

Securities lending income	1,635	—	—	2,453	4,110	5,813

Total investment income	129,892	8,250	42,362	241,520	423,551	613,247

Expenses:

Administrative services fees	595	32	232	1,475	2,889	4,758

Custodian fees	1,747	671	1,672	2,404	3,068	2,835

Distribution fees:
Class A	8,709	144	1,891	15,978	37,785	55,293

Class C	1,780	72	1,238	17,154	26,312	47,218

Class R	617	34	780	9,879	10,462	32,281

Transfer agent fees – A, C, R and Y	3,744	898	1,593	9,524	18,716	39,220

Transfer agent fees – R5	16	3	15	16	5	5

Transfer agent fees – R6	42	64	45	32	21	19

Trustees’ and officers’ fees and benefits	21,894	12,038	21,930	22,422	24,693	22,337

Registration and filing fees	93,046	73,933	90,234	91,626	92,437	95,103

Reports to shareholders	—	19,390	2,644	2,062	4,347	5,423

Professional services fees	33,287	27,496	33,420	35,000	37,319	34,381
Other	(7,307)	5,184	9,367	8,449	8,633	8,695
Total expenses	158,170	139,959	165,061	216,021	266,687	347,568
Less: Fees waived and/or expenses reimbursed	(145,132)	(139,454)	(160,074)	(165,695)	(180,317)	(195,322)

Net expenses	13,038	505	4,987	50,326	86,370	152,246

Net investment income	116,854	7,745	37,375	191,194	337,181	461,001

Realized and unrealized gain from:

Net realized gain (loss) from:
Affiliated underlying fund shares	93,668	(191)	48,252	165,370	247,920	351,150
Capital gain distributions from affiliated underlying fund shares	5,655	1,212	7,267	106,073	352,168	673,007

	99,323	1,021	55,519	271,443	600,088	1,024,157
Change in net unrealized appreciation of affiliated underlying fund shares	103,691	2,627	19,689	337,450	773,451	1,715,655

Net realized and unrealized gain	203,014	3,648	75,208	608,893	1,373,539	2,739,812

Net increase in net assets resulting from operations	$319,868	$11,393	$112,583	$800,087	$1,710,720	$3,200,813

1 For the period April 30, 2021 (commencement date) through December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76	Invesco Peak Retirement™ Funds

Statements of Operations–(continued)

For the year ended December 31, 2021

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Investment income:

Dividends from affiliated underlying funds	$266,667	$268,793	$102,847	$178,069	$54,574	$74,517

Securities lending income	7,407	4,269	1,468	3,653	297	2,654

Total investment income	274,074	273,062	104,315	181,722	54,871	77,171

Expenses:

Administrative services fees	2,312	2,780	1,281	2,118	650	893

Custodian fees	2,926	3,222	3,181	3,099	2,763	2,702

Distribution fees:
Class A	22,035	28,808	10,985	20,597	6,196	7,938

Class C	30,862	25,610	16,731	25,356	7,201	5,133

Class R	15,564	25,762	10,114	18,345	4,058	10,072

Transfer agent fees – A, C, R and Y	23,531	36,978	20,388	41,504	18,915	22,750

Transfer agent fees – R5	5	4	5	18	18	15

Transfer agent fees – R6	16	20	46	41	50	40

Trustees’ and officers’ fees and benefits	22,933	22,574	22,092	22,524	21,965	21,965

Registration and filing fees	91,625	95,110	90,915	94,456	90,486	90,493

Reports to shareholders	5,200	5,315	3,571	4,792	3,774	2,636

Professional services fees	35,542	36,688	35,562	33,427	35,353	33,264
Other	8,898	8,629	8,875	8,607	8,898	8,603

Total expenses	261,449	291,500	223,746	274,884	200,327	206,504

Less: Fees waived and/or expenses reimbursed	(184,524)	(197,129)	(178,784)	(197,980)	(178,929)	(177,856)

Net expenses	76,925	94,371	44,962	76,904	21,398	28,648

Net investment income	197,149	178,691	59,353	104,818	33,473	48,523

Realized and unrealized gain from:

Net realized gain (loss) from:
Affiliated underlying fund shares	162,515	273,187	560,543	209,772	151,836	89,928

Capital gain distributions from affiliated underlying fund shares	406,446	586,149	238,272	423,154	139,267	178,363

	568,961	859,336	798,815	632,926	291,103	268,291

Change in net unrealized appreciation of affiliated underlying fund shares	950,355	1,315,285	337,220	1,259,118	316,026	568,481

Net realized and unrealized gain	1,519,316	2,174,621	1,136,035	1,892,044	607,129	836,772

Net increase in net assets resulting from operations	$1,716,465	$2,353,312	$1,195,388	$1,996,862	$640,602	$885,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77	Invesco Peak Retirement™ Funds

Schedule of Operations–(continued)

For the year ended December 31, 2021

Invesco Peak Retirement™ 2065 Fund

Investment income:

Dividends from affiliated underlying funds	$54,809

Securities lending income	296
Total investment income	55,105

Expenses:

Administrative services fees	659

Custodian fees	2,528

Distribution fees:
Class A	6,820

Class C	5,651

Class R	2,739

Transfer agent fees – A, C, R and Y	16,336

Transfer agent fees – R5	21

Transfer agent fees – R6	60

Trustees’ and officers’ fees and benefits	21,888

Registration and filing fees	90,947

Reports to shareholders	5,036

Professional services fees	35,185

Other	9,260

Total expenses	197,130

Less: Fees waived and/or expenses reimbursed	(177,851)

Net expenses	19,279

Net investment income	35,826

Realized and unrealized gain from:

Net realized gain (loss) from:
Affiliated underlying fund shares	148,871

Capital gain distributions from affiliated underlying fund shares	133,572

282,443

Change in net unrealized appreciation of affiliated underlying fund shares	324,919

Net realized and unrealized gain	607,362

Net increase in net assets resulting from operations	$643,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	Invesco Peak Retirement™ Destination Fund		Invesco Peak Retirement™ 2010 Fund [1]

	2021	2020	2021

Operations:

Net investment income	$116,854	$44,069	$7,745

Net realized gain (loss)	99,323	(88,970)	1,021

Change in net unrealized appreciation	103,691	135,828	2,627

Net increase in net assets resulting from operations	319,868	90,927	11,393

Distributions to shareholders from distributable earnings:

Class A	(122,091)	(36,281)	(3,991)

Class C	(4,689)	(2,934)	(293)

Class R	(4,481)	(905)	(147)

Class Y	(1,533)	(1,599)	(170)

Class R5	(3,830)	(3,997)	(170)

Class R6	(10,099)	(11,989)	(4,234)

Total distributions from distributable earnings	(146,723)	(57,705)	(9,005)

Share transactions–net:

Class A	2,200,144	1,429,657	255,454

Class C	52,186	26,264	23,677

Class R	174,752	29,548	10,010

Class Y	–	–	10,010

Class R5	–	–	10,010

Class R6	(125,000)	–	250,010

Net increase in net assets resulting from share transactions	2,302,082	1,485,469	559,171

Net increase in net assets	2,475,227	1,518,691	561,559

Net assets:

Beginning of year	2,555,156	1,036,465	–

End of year	$5,030,383	$2,555,156	$561,559

1 For the period April 30, 2021 (commencement date) through December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2021 and 2020

	Invesco Peak		Invesco Peak
	Retirement™ 2015 Fund		Retirement™ 2020 Fund

	2021	2020	2021	2020

Operations:

Net investment income	$37,375	$25,066	$191,194	$59,554

Net realized gain (loss)	55,519	(19,396)	271,443	(51,165)

Change in net unrealized appreciation	19,689	40,660	337,450	222,537

Net increase in net assets resulting from operations	112,583	46,330	800,087	230,926

Distributions to shareholders from distributable earnings:

Class A	(42,807)	(14,738)	(213,028)	(47,046)

Class C	(4,266)	(1,320)	(31,885)	(11,952)

Class R	(7,309)	(3,150)	(49,260)	(19,539)

Class Y	(2,263)	(1,255)	(3,278)	(1,985)

Class R5	(5,656)	(3,137)	(3,290)	(2,383)

Class R6	(16,965)	(9,411)	(415)	(7,149)

Total distributions from distributable earnings	(79,266)	(33,011)	(301,156)	(90,054)

Share transactions–net:

Class A	354,103	334,858	5,145,005	2,294,180

Class C	79,853	38,044	687,349	574,072

Class R	33,255	109,050	992,508	624,557

Class Y	–	–	18,996	44,950

Class R5	–	–	–	–

Class R6	–	–	(342,261)	–

Net increase in net assets resulting from share transactions	467,211	481,952	6,501,597	3,537,759

Net increase in net assets	500,528	495,271	7,000,528	3,678,631

Net assets:

Beginning of year	1,150,667	655,396	5,615,879	1,937,248

End of year	$1,651,195	$1,150,667	$12,616,407	$5,615,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2021 and 2020

	Invesco Peak Retirement™ 2025 Fund		Invesco Peak Retirement™ 2030 Fund

	2021	2020	2021	2020

Operations:

Net investment income	$337,181	$164,356	$461,001	$160,094

Net realized gain (loss)	600,088	125,232	1,024,157	100,584

Change in net unrealized appreciation	773,451	745,465	1,715,655	1,063,917

Net increase in net assets resulting from operations	1,710,720	1,035,053	3,200,813	1,324,595

Distributions to shareholders from distributable earnings:

Class A	(583,246)	(192,405)	(685,743)	(210,015)

Class C	(68,321)	(40,019)	(113,045)	(23,564)

Class R	(78,006)	(26,346)	(195,139)	(40,621)

Class Y	(5,978)	(3,518)	(8,986)	(3,609)

Class R5	(400)	(2,701)	(354)	(2,132)

Class R6	(373)	(8,103)	(330)	(6,396)

Total distributions from distributable earnings	(736,324)	(273,092)	(1,003,597)	(286,337)

Share transactions–net:

Class A	8,885,404	5,353,035	10,496,539	11,048,753

Class C	620,530	1,244,213	3,261,560	1,378,114

Class R	1,274,847	755,667	5,212,127	1,727,838

Class Y	58,095	50,177	152,458	(13,909)

Class R5	(11,500)	(90,000)	(13,200)	(90,000)

Class R6	(241,000)	(100,000)	(247,800)	(100,000)

Net increase in net assets resulting from share transactions	10,586,376	7,213,092	18,861,684	13,950,796

Net increase in net assets	11,560,772	7,975,053	21,058,900	14,989,054

Net assets:

Beginning of year	13,072,714	5,097,661	19,151,967	4,162,913

End of year	$24,633,486	$13,072,714	$40,210,867	$19,151,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2021 and 2020

	Invesco Peak Retirement™ 2035 Fund		Invesco Peak Retirement™ 2040 Fund

	2021	2020	2021	2020

Operations:

Net investment income	$197,149	$78,736	$178,691	$62,182

Net realized gain (loss)	568,961	23,953	859,336	40,992

Change in net unrealized appreciation	950,355	725,851	1,315,285	810,720

Net increase in net assets resulting from operations	1,716,465	828,540	2,353,312	913,894

Distributions to shareholders from distributable earnings:

Class A	(238,266)	(67,323)	(380,303)	(54,736)

Class C	(57,018)	(26,366)	(61,528)	(11,573)

Class R	(87,421)	(25,108)	(152,803)	(29,867)

Class Y	(22,894)	(15,875)	(20,701)	(8,777)

Class R5	(279)	(2,403)	(341)	(1,792)

Class R6	(258)	(7,209)	(315)	(5,376)

Total distributions from distributable earnings	(406,136)	(144,284)	(615,991)	(112,121)

Share transactions–net:

Class A	6,842,713	2,610,475	9,845,398	2,331,666

Class C	1,297,132	1,526,916	1,690,961	868,438

Class R	2,778,093	962,908	3,635,819	2,012,032

Class Y	181,478	360,421	148,539	394,245

Class R5	(15,300)	(90,000)	(15,800)	(90,012)

Class R6	(255,600)	(100,000)	(259,627)	(99,928)

Net increase in net assets resulting from share transactions	10,828,516	5,270,720	15,045,290	5,416,441

Net increase in net assets	12,138,845	5,954,976	16,782,611	6,218,214

Net assets:

Beginning of year	9,394,315	3,439,339	8,752,090	2,533,876

End of year	$21,533,160	$9,394,315	$25,534,701	$8,752,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2021 and 2020

	Invesco Peak Retirement™ 2045 Fund		Invesco Peak Retirement™ 2050 Fund

	2021	2020	2021	2020

Operations:

Net investment income	$59,353	$42,088	$104,818	$33,899

Net realized gain (loss)	798,815	(9,309)	632,926	(70,021)

Change in net unrealized appreciation	337,220	760,172	1,259,118	654,226

Net increase in net assets resulting from operations	1,195,388	792,951	1,996,862	618,104

Distributions to shareholders from distributable earnings:

Class A	(302,919)	(44,340)	(130,266)	(33,610)

Class C	(109,043)	(9,187)	(20,742)	(11,007)

Class R	(146,818)	(15,155)	(50,988)	(14,585)

Class Y	(9,954)	(1,940)	(3,548)	(3,074)

Class R5	(1,836)	(1,742)	(2,009)	(1,821)

Class R6	(8,574)	(5,226)	(2,383)	(5,463)

Total distributions from distributable earnings	(579,144)	(77,590)	(209,936)	(69,560)

Share transactions–net:

Class A	1,504,835	2,278,005	6,370,678	1,695,359

Class C	868,924	337,665	1,613,084	761,173

Class R	1,056,939	928,426	3,198,334	671,009

Class Y	90,962	28,905	25,547	5,309

Class R5	–	(90,000)	–	–

Class R6	(151,323)	(100,000)	(252,177)	–

Net increase in net assets resulting from share transactions	3,370,337	3,383,001	10,955,466	3,132,850

Net increase in net assets	3,986,581	4,098,362	12,742,392	3,681,394

Net assets:

Beginning of year	6,432,942	2,334,580	5,912,828	2,231,434

End of year	$10,419,523	$6,432,942	$18,655,220	$5,912,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2021 and 2020

	Invesco Peak Retirement™ 2055 Fund		Invesco Peak Retirement™ 2060 Fund

	2021	2020	2021	2020

Operations:

Net investment income	$33,473	$18,493	$48,523	$21,342

Net realized gain (loss)	291,103	(30,618)	268,291	(68,252)

Change in net unrealized appreciation	316,026	428,832	568,481	487,027

Net increase in net assets resulting from operations	640,602	416,707	885,295	440,117

Distributions to shareholders from distributable earnings:

Class A	(66,088)	(19,179)	(45,493)	(22,923)

Class C	(14,818)	(3,539)	(3,877)	(2,623)

Class R	(22,001)	(5,592)	(21,456)	(8,635)

Class Y	(1,616)	(766)	(2,068)	(1,198)

Class R5	(3,165)	(1,665)	(1,789)	(1,535)

Class R6	(8,355)	(4,995)	(4,398)	(4,605)

Total distributions from distributable earnings	(116,043)	(35,736)	(79,081)	(41,519)

Share transactions–net:

Class A	1,380,513	950,639	1,828,671	1,261,729

Class C	466,789	328,952	353,917	226,322

Class R	634,653	273,613	1,294,374	501,029

Class Y	24,729	(14,720)	50,517	41,143

Class R5	–	–	–	–

Class R6	(50,468)	–	(75,705)	–

Net increase in net assets resulting from share transactions	2,456,216	1,538,484	3,451,774	2,030,223

Net increase in net assets	2,980,775	1,919,455	4,257,988	2,428,821

Net assets:

Beginning of year	3,018,249	1,098,794	3,692,794	1,263,973

End of year	$5,999,024	$3,018,249	$7,950,782	$3,692,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2021 and 2020

	Invesco Peak Retirement™ 2065 Fund

	2021	2020

Operations:

Net investment income	$35,826	$16,856

Net realized gain (loss)	282,443	(5,307)

Change in net unrealized appreciation	324,919	383,808

Net increase in net assets resulting from operations	643,188	395,357

Distributions to shareholders from distributable earnings:

Class A	(75,209)	(21,168)

Class C	(14,232)	(3,134)

Class R	(13,144)	(4,030)

Class Y	(8,069)	(3,880)

Class R5	(3,303)	(1,836)

Class R6	(8,149)	(5,508)

Total distributions from distributable earnings	(122,106)	(39,556)

Share transactions–net:

Class A	1,672,785	1,096,179

Class C	507,429	199,554

Class R	302,528	189,869

Class Y	172,572	154,951

Class R6	(75,693)	–

Net increase in net assets resulting from share transactions	2,579,621	1,640,553

Net increase in net assets	3,100,703	1,996,354

Net assets:

Beginning of year	2,828,693	832,339

End of year	$5,929,396	$2,828,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85	Invesco Peak Retirement™ Funds

Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Peak Retirement™ Destination Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$10.14	$0.29	$0.60	$0.89	$(0.31)	$(0.05)	$(0.36)	$10.67	8.84%	$4,286	0.30%		3.73%		2.77%		48%
Year ended 12/31/20	10.17	0.30	0.05	0.35	(0.37)	(0.01)	(0.38)	10.14	3.71	1,948	0.35		11.12		3.11		130
Year ended 12/31/19	9.27	0.40	0.93	1.33	(0.37)	(0.06)	(0.43)	10.17	14.50	486	0.37		21.66		3.97		30
Period ended 12/31/18(f)	10.00	0.34	(0.72)	(0.38)	(0.35)	–	(0.35)	9.27	(3.90)	38	0.37	(g)	52.02	(g)	3.47	(g)	4
Class C
Year ended 12/31/21	10.14	0.21	0.60	0.81	(0.23)	(0.05)	(0.28)	10.67	8.08	180	1.05		4.48		2.02		48
Year ended 12/31/20	10.16	0.23	0.06	0.29	(0.30)	(0.01)	(0.31)	10.14	3.03	119	1.10		11.87		2.36		130
Year ended 12/31/19	9.27	0.32	0.92	1.24	(0.29)	(0.06)	(0.35)	10.16	13.53	93	1.12		22.41		3.22		30
Period ended 12/31/18(f)	10.00	0.26	(0.71)	(0.45)	(0.28)	–	(0.28)	9.27	(4.56)	9	1.12	(g)	52.77	(g)	2.72	(g)	4
Class R
Year ended 12/31/21	10.14	0.27	0.59	0.86	(0.27)	(0.05)	(0.32)	10.68	8.63	219	0.55		3.98		2.52		48
Year ended 12/31/20	10.17	0.28	0.05	0.33	(0.35)	(0.01)	(0.36)	10.14	3.45	42	0.60		11.37		2.86		130
Year ended 12/31/19	9.27	0.37	0.93	1.30	(0.34)	(0.06)	(0.40)	10.17	14.21	10	0.62		21.91		3.72		30
Period ended 12/31/18(f)	10.00	0.31	(0.72)	(0.41)	(0.32)	–	(0.32)	9.27	(4.12)	9	0.62	(g)	52.27	(g)	3.22	(g)	4
Class Y
Year ended 12/31/21	10.15	0.32	0.58	0.90	(0.33)	(0.05)	(0.38)	10.67	9.01	43	0.05		3.48		3.02		48
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	(0.40)	10.15	4.07	41	0.10		10.87		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	41	0.12		21.41		4.22		30
Period ended 12/31/18(f)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	37	0.12	(g)	51.77	(g)	3.72	(g)	4
Class R5
Year ended 12/31/21	10.15	0.32	0.58	0.90	(0.33)	(0.05)	(0.38)	10.67	9.01	107	0.05		3.39		3.02		48
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	(0.40)	10.15	4.07	101	0.10		10.73		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	102	0.12		21.26		4.22		30
Period ended 12/31/18(f)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	93	0.12	(g)	51.22	(g)	3.72	(g)	4
Class R6
Year ended 12/31/21	10.14	0.32	0.59	0.91	(0.33)	(0.05)	(0.38)	10.67	9.11	196	0.05		3.39		3.02		48
Year ended 12/31/20	10.17	0.32	0.05	0.37	(0.39)	(0.01)	(0.40)	10.14	3.97	304	0.10		10.73		3.45		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	305	0.12		21.26		4.22		30
Period ended 12/31/18(f)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	278	0.12	(g)	51.22	(g)	3.72	(g)	4

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.46%, 0.50%, 0.47% and 0.44% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2010 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Period ended 12/31/21(f)	$10.00	$0.19	$0.10	$0.29	$(0.16)	$10.13	2.94%	$254	0.35	%(g)	55.68	%(g)	2.86	%(g)	2%
Class C
Period ended 12/31/21(f)	10.00	0.14	0.11	0.25	(0.13)	10.12	2.47	24	1.10	(g)	56.43	(g)	2.11	(g)	2
Class R
Period ended 12/31/21(f)	10.00	0.18	0.10	0.28	(0.15)	10.13	2.78	10	0.60	(g)	55.93	(g)	2.61	(g)	2
Class Y
Period ended 12/31/21(f)	10.00	0.21	0.11	0.32	(0.17)	10.15	3.21	10	0.10	(g)	55.43	(g)	3.11	(g)	2
Class R5
Period ended 12/31/21(f)	10.00	0.21	0.11	0.32	(0.17)	10.15	3.21	10	0.10	(g)	54.32	(g)	3.11	(g)	2
Class R6
Period ended 12/31/21(f)	10.00	0.21	0.11	0.32	(0.17)	10.15	3.21	254	0.10	(g)	54.32	(g)	3.11	(g)	2

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses, which the Fund bears directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which they invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Funds invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Funds’ total return. Estimated acquired fund fees from underlying funds were 0.39%.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of April 30, 2021.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2015 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$10.36	$0.27	$0.59	$0.86	$(0.30)	$(0.24)	$(0.54)	$10.68	8.37%	$888	0.32%		10.91%		2.47%		69%
Year ended 12/31/20	10.30	0.31	0.05	0.36	(0.30)	(0.00)	(0.30)	10.36	3.53	520	0.36		18.52		3.13		75
Year ended 12/31/19	9.35	0.36	0.98	1.34	(0.33)	(0.06)	(0.39)	10.30	14.25	181	0.39		23.68		3.54		68
Period ended 12/31/18(f)	10.00	0.31	(0.68)	(0.37)	(0.28)	–	(0.28)	9.35	(3.73)	121	0.38	(g)	45.25	(g)	3.11	(g)	5
Class C
Year ended 12/31/21	10.29	0.19	0.60	0.79	(0.21)	(0.24)	(0.45)	10.63	7.68	131	1.07		11.66		1.72		69
Year ended 12/31/20	10.28	0.23	0.05	0.28	(0.27)	(0.00)	(0.27)	10.29	2.81	50	1.11		19.27		2.38		75
Year ended 12/31/19	9.30	0.27	0.97	1.24	(0.20)	(0.06)	(0.26)	10.28	13.29	10	1.14		24.43		2.79		68
Period ended 12/31/18(f)	10.00	0.23	(0.67)	(0.44)	(0.26)	–	(0.26)	9.30	(4.42)	109	1.13	(g)	46.00	(g)	2.36	(g)	5
Class R
Year ended 12/31/21	10.33	0.24	0.60	0.84	(0.27)	(0.24)	(0.51)	10.66	8.20	161	0.57		11.16		2.22		69
Year ended 12/31/20	10.28	0.29	0.05	0.34	(0.29)	(0.00)	(0.29)	10.33	3.37	123	0.61		18.77		2.88		75
Year ended 12/31/19	9.34	0.33	0.96	1.29	(0.29)	(0.06)	(0.35)	10.28	13.78	10	0.64		23.93		3.29		68
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.27)	–	(0.27)	9.34	(3.90)	9	0.63	(g)	45.50	(g)	2.86	(g)	5
Class Y
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	43	0.07		10.66		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	42	0.11		18.27		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	41	0.14		23.43		3.79		68
Period ended 12/31/18(f)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	37	0.13	(g)	45.00	(g)	3.36	(g)	5
Class R5
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	107	0.07		10.52		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	104	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	103	0.14		23.23		3.79		68
Period ended 12/31/18(f)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	94	0.13	(g)	44.65	(g)	3.36	(g)	5
Class R6
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	322	0.07		10.52		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	312	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	309	0.14		23.23		3.79		68
Period ended 12/31/18(f)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	281	0.13	(g)	44.65	(g)	3.36	(g)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.43%, 0.47%, 0.46% and 0.41% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2020 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$10.86	$0.22	$0.70	$0.92	$(0.24)	$(0.06)	$(0.30)	$11.48	8.55%	$8,513	0.32%		1.88%		1.96%		51%
Year ended 12/31/20	10.35	0.25	0.48	0.73	(0.20)	(0.02)	(0.22)	10.86	7.12	3,105	0.38		6.05		2.46		78
Year ended 12/31/19	9.39	0.36	0.92	1.28	(0.23)	(0.09)	(0.32)	10.35	13.59	757	0.40		12.58		3.44		49
Period ended 12/31/18(f)	10.00	0.27	(0.62)	(0.35)	(0.25)	(0.01)	(0.26)	9.39	(3.52)	227	0.40	(g)	40.02	(g)	2.74	(g)	5
Class C
Year ended 12/31/21	10.79	0.14	0.70	0.84	(0.16)	(0.06)	(0.22)	11.41	7.79	1,698	1.07		2.63		1.21		51
Year ended 12/31/20	10.30	0.17	0.49	0.66	(0.15)	(0.02)	(0.17)	10.79	6.47	919	1.13		6.80		1.71		78
Year ended 12/31/19	9.38	0.27	0.92	1.19	(0.18)	(0.09)	(0.27)	10.30	12.74	302	1.15		13.33		2.69		49
Period ended 12/31/18(f)	10.00	0.19	(0.62)	(0.43)	(0.18)	(0.01)	(0.19)	9.38	(4.27)	115	1.15	(g)	40.77	(g)	1.99	(g)	5
Class R
Year ended 12/31/21	10.83	0.19	0.70	0.89	(0.22)	(0.06)	(0.28)	11.44	8.21	2,158	0.57		2.13		1.71		51
Year ended 12/31/20	10.33	0.22	0.49	0.71	(0.19)	(0.02)	(0.21)	10.83	6.88	1,063	0.63		6.30		2.21		78
Year ended 12/31/19	9.39	0.33	0.92	1.25	(0.22)	(0.09)	(0.31)	10.33	13.29	421	0.65		12.83		3.19		49
Period ended 12/31/18(f)	10.00	0.25	(0.62)	(0.37)	(0.23)	(0.01)	(0.24)	9.39	(3.75)	9	0.65	(g)	40.27	(g)	2.49	(g)	5
Class Y
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	(0.33)	11.55	8.82	117	0.07		1.63		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	92	0.13		5.80		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	42	0.15		12.33		3.69		49
Period ended 12/31/18(f)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	38	0.15	(g)	39.77	(g)	2.99	(g)	5
Class R5
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	(0.33)	11.55	8.82	116	0.07		1.55		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	109	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	104	0.15		12.21		3.69		49
Period ended 12/31/18(f)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	94	0.15	(g)	39.51	(g)	2.99	(g)	5
Class R6
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	(0.33)	11.55	8.82	15	0.07		1.55		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	328	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	311	0.15		12.21		3.69		49
Period ended 12/31/18(f)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	282	0.15	(g)	39.51	(g)	2.99	(g)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.44%, 0.46%, 0.44% and 0.41% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2025 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.24	$0.21	$0.86	$1.07	$(0.25)	$(0.13)	$(0.38)	$11.93	9.53%	$18,814	0.31%		1.20%		1.79%		46%
Year ended 12/31/20	10.46	0.25	0.79	1.04	(0.23)	(0.03)	(0.26)	11.24	9.91	9,224	0.37		2.27		2.34		81
Year ended 12/31/19	9.35	0.39	0.97	1.36	(0.19)	(0.06)	(0.25)	10.46	14.53	3,358	0.42		7.05		3.75		42
Period ended 12/31/18(f)	10.00	0.25	(0.68)	(0.43)	(0.22)	–	(0.22)	9.35	(4.24)	375	0.40	(g)	37.07	(g)	2.55	(g)	10
Class C
Year ended 12/31/21	11.11	0.12	0.84	0.96	(0.16)	(0.13)	(0.29)	11.78	8.72	2,836	1.06		1.95		1.04		46
Year ended 12/31/20	10.37	0.16	0.79	0.95	(0.18)	(0.03)	(0.21)	11.11	9.16	2,068	1.12		3.02		1.59		81
Year ended 12/31/19	9.33	0.31	0.95	1.26	(0.16)	(0.06)	(0.22)	10.37	13.56	680	1.17		7.80		3.00		42
Period ended 12/31/18(f)	10.00	0.18	(0.67)	(0.49)	(0.18)	–	(0.18)	9.33	(4.92)	91	1.15	(g)	37.82	(g)	1.80	(g)	10
Class R
Year ended 12/31/21	11.21	0.18	0.85	1.03	(0.22)	(0.13)	(0.35)	11.89	9.24	2,776	0.56		1.45		1.54		46
Year ended 12/31/20	10.44	0.22	0.79	1.01	(0.21)	(0.03)	(0.24)	11.21	9.67	1,405	0.62		2.52		2.09		81
Year ended 12/31/19	9.35	0.36	0.97	1.33	(0.18)	(0.06)	(0.24)	10.44	14.24	582	0.67		7.30		3.50		42
Period ended 12/31/18(f)	10.00	0.23	(0.67)	(0.44)	(0.21)	–	(0.21)	9.35	(4.41)	9	0.65	(g)	37.32	(g)	2.30	(g)	10
Class Y
Year ended 12/31/21	11.29	0.24	0.86	1.10	(0.27)	(0.13)	(0.40)	11.99	9.80	184	0.06		0.95		2.04		46
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	116	0.12		2.02		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	58	0.17		6.80		4.00		42
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	37	0.15	(g)	36.82	(g)	2.80	(g)	10
Class R5
Year ended 12/31/21	11.28	0.24	0.85	1.09	(0.27)	(0.13)	(0.40)	11.97	9.72	12	0.06		0.88		2.04		46
Year ended 12/31/20	10.49	0.27	0.79	1.06	(0.24)	(0.03)	(0.27)	11.28	10.13	22	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	105	0.17		6.66		4.00		42
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	94	0.15	(g)	36.55	(g)	2.80	(g)	10
Class R6
Year ended 12/31/21	11.29	0.24	0.85	1.09	(0.27)	(0.13)	(0.40)	11.98	9.71	11	0.06		0.88		2.04		46
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	238	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	315	0.17		6.66		4.00		42
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	281	0.15	(g)	36.55	(g)	2.80	(g)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.45%, 0.46%, 0.45% and 0.39% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2030 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.37	$0.18	$1.05	$1.23	$(0.23)	$(0.11)	$(0.34)	$12.26	10.82%	$26,085	0.30%		0.88%		1.52%		40%
Year ended 12/31/20	10.51	0.21	0.85	1.06	(0.18)	(0.02)	(0.20)	11.37	10.11	14,133	0.37		2.11		2.03		55
Year ended 12/31/19	9.25	0.35	1.18	1.53	(0.21)	(0.06)	(0.27)	10.51	16.55	2,357	0.42		7.35		3.37		37
Period ended 12/31/18(f)	10.00	0.23	(0.78)	(0.55)	(0.20)	–	(0.20)	9.25	(5.47)	375	0.40	(g)	41.47	(g)	2.40	(g)	5
Class C
Year ended 12/31/21	11.27	0.09	1.02	1.11	(0.15)	(0.11)	(0.26)	12.12	9.85	5,601	1.05		1.63		0.77		40
Year ended 12/31/20	10.44	0.13	0.86	0.99	(0.14)	(0.02)	(0.16)	11.27	9.46	2,041	1.12		2.86		1.28		55
Year ended 12/31/19	9.24	0.27	1.17	1.44	(0.18)	(0.06)	(0.24)	10.44	15.62	571	1.17		8.10		2.62		37
Period ended 12/31/18(f)	10.00	0.16	(0.79)	(0.63)	(0.13)	–	(0.13)	9.24	(6.24)	11	1.15	(g)	42.22	(g)	1.65	(g)	5
Class R
Year ended 12/31/21	11.33	0.15	1.04	1.19	(0.20)	(0.11)	(0.31)	12.21	10.54	8,167	0.55		1.13		1.27		40
Year ended 12/31/20	10.48	0.18	0.86	1.04	(0.17)	(0.02)	(0.19)	11.33	9.90	2,549	0.62		2.36		1.78		55
Year ended 12/31/19	9.25	0.32	1.17	1.49	(0.20)	(0.06)	(0.26)	10.48	16.14	651	0.67		7.60		3.12		37
Period ended 12/31/18(f)	10.00	0.21	(0.78)	(0.57)	(0.18)	–	(0.18)	9.25	(5.71)	34	0.65	(g)	41.72	(g)	2.15	(g)	5
Class Y
Year ended 12/31/21	11.43	0.22	1.03	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	335	0.05		0.63		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	164	0.12		1.86		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	162	0.17		7.10		3.62		37
Period ended 12/31/18(f)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	37	0.15	(g)	41.22	(g)	2.65	(g)	5
Class R5
Year ended 12/31/21	11.43	0.21	1.04	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	12	0.05		0.53		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	24	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	105	0.17		6.84		3.62		37
Period ended 12/31/18(f)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	93	0.15	(g)	40.89	(g)	2.65	(g)	5
Class R6
Year ended 12/31/21	11.43	0.21	1.04	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	11	0.05		0.53		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	242	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	316	0.17		6.84		3.62		37
Period ended 12/31/18(f)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	278	0.15	(g)	40.89	(g)	2.65	(g)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.46%, 0.45%, 0.45% and 0.39% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2035 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.54	$0.17	$1.27	$1.44	$(0.22)	$(0.05)	$(0.27)	$12.71	12.53%	$11,726	0.30%		1.45%		1.40%		26%
Year ended 12/31/20	10.53	0.17	1.06	1.23	(0.18)	(0.04)	(0.22)	11.54	11.72	4,187	0.39		3.04		1.63		78
Year ended 12/31/19	9.12	0.33	1.33	1.66	(0.18)	(0.07)	(0.25)	10.53	18.28	1,264	0.43		9.46		3.24		34
Period ended 12/31/18(f)	10.00	0.21	(0.87)	(0.66)	(0.21)	(0.01)	(0.22)	9.12	(6.66)	127	0.41	(g)	47.00	(g)	2.09	(g)	6
Class C
Year ended 12/31/21	11.43	0.08	1.25	1.33	(0.14)	(0.05)	(0.19)	12.57	11.71	3,849	1.05		2.20		0.65		26
Year ended 12/31/20	10.46	0.09	1.04	1.13	(0.12)	(0.04)	(0.16)	11.43	10.85	2,287	1.14		3.79		0.88		78
Year ended 12/31/19	9.11	0.25	1.33	1.58	(0.16)	(0.07)	(0.23)	10.46	17.32	588	1.18		10.21		2.49		34
Period ended 12/31/18(f)	10.00	0.13	(0.86)	(0.73)	(0.15)	(0.01)	(0.16)	9.11	(7.35)	84	1.16	(g)	47.75	(g)	1.34	(g)	6
Class R
Year ended 12/31/21	11.50	0.14	1.26	1.40	(0.20)	(0.05)	(0.25)	12.65	12.19	4,916	0.55		1.70		1.15		26
Year ended 12/31/20	10.50	0.14	1.06	1.20	(0.16)	(0.04)	(0.20)	11.50	11.46	1,897	0.64		3.29		1.38		78
Year ended 12/31/19	9.11	0.31	1.33	1.64	(0.18)	(0.07)	(0.25)	10.50	17.98	824	0.68		9.71		2.99		34
Period ended 12/31/18(f)	10.00	0.18	(0.86)	(0.68)	(0.20)	(0.01)	(0.21)	9.11	(6.86)	65	0.66	(g)	47.25	(g)	1.84	(g)	6
Class Y
Year ended 12/31/21	11.59	0.21	1.26	1.47	(0.24)	(0.05)	(0.29)	12.77	12.77	1,019	0.05		1.20		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	752	0.14		2.79		1.88		78
Year ended 12/31/19	9.14	0.36	1.32	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	341	0.18		9.21		3.49		34
Period ended 12/31/18(f)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	37	0.16	(g)	46.75	(g)	2.34	(g)	6
Class R5
Year ended 12/31/21	11.59	0.20	1.26	1.46	(0.24)	(0.05)	(0.29)	12.76	12.68	12	0.05		1.06		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	25	0.14		2.56		1.88		78
Year ended 12/31/19	9.14	0.35	1.33	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	106	0.18		8.98		3.49		34
Period ended 12/31/18(f)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	91	0.16	(g)	46.29	(g)	2.34	(g)	6
Class R6
Year ended 12/31/21	11.59	0.20	1.27	1.47	(0.24)	(0.05)	(0.29)	12.77	12.77	11	0.05		1.06		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	247	0.14		2.56		1.88		78
Year ended 12/31/19	9.13	0.35	1.34	1.69	(0.19)	(0.07)	(0.26)	10.56	18.58	317	0.18		8.98		3.49		34
Period ended 12/31/18(f)	10.00	0.23	(0.87)	(0.64)	(0.22)	(0.01)	(0.23)	9.13	(6.44)	274	0.16	(g)	46.29	(g)	2.34	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.46%, 0.44%, 0.44% and 0.38% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2040 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.58	$0.13	$1.51	$1.64	$(0.19)	$(0.15)	$(0.34)	$12.88	14.21%	$15,050	0.32%		1.31%		1.04%		29%
Year ended 12/31/20	10.50	0.16	1.09	1.25	(0.12)	(0.05)	(0.17)	11.58	11.87	4,222	0.40		3.74		1.51		80
Year ended 12/31/19	9.03	0.29	1.48	1.77	(0.19)	(0.11)	(0.30)	10.50	19.61	1,538	0.44		11.33		2.83		51
Period ended 12/31/18(f)	10.00	0.20	(0.97)	(0.77)	(0.19)	(0.01)	(0.20)	9.03	(7.72)	278	0.40	(g)	47.00	(g)	2.06	(g)	5
Class C
Year ended 12/31/21	11.48	0.04	1.48	1.52	(0.11)	(0.15)	(0.26)	12.74	13.28	3,117	1.07		2.06		0.29		29
Year ended 12/31/20	10.45	0.08	1.08	1.16	(0.08)	(0.05)	(0.13)	11.48	11.06	1,189	1.15		4.49		0.76		80
Year ended 12/31/19	9.03	0.21	1.48	1.69	(0.16)	(0.11)	(0.27)	10.45	18.73	179	1.19		12.08		2.08		51
Period ended 12/31/18(f)	10.00	0.13	(0.98)	(0.85)	(0.11)	(0.01)	(0.12)	9.03	(8.47)	9	1.15	(g)	47.75	(g)	1.31	(g)	5
Class R
Year ended 12/31/21	11.52	0.10	1.49	1.59	(0.16)	(0.15)	(0.31)	12.80	13.88	6,583	0.57		1.56		0.79		29
Year ended 12/31/20	10.48	0.13	1.07	1.20	(0.11)	(0.05)	(0.16)	11.52	11.40	2,521	0.65		3.99		1.26		80
Year ended 12/31/19	9.03	0.27	1.47	1.74	(0.18)	(0.11)	(0.29)	10.48	19.32	301	0.69		11.58		2.58		51
Period ended 12/31/18(f)	10.00	0.18	(0.98)	(0.80)	(0.16)	(0.01)	(0.17)	9.03	(7.97)	9	0.65	(g)	47.25	(g)	1.81	(g)	5
Class Y
Year ended 12/31/21	11.63	0.16	1.51	1.67	(0.21)	(0.15)	(0.36)	12.94	14.46	761	0.07		1.06		1.29		29
Year ended 12/31/20	10.54	0.19	1.08	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	547	0.15		3.49		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	95	0.19		11.08		3.08		51
Period ended 12/31/18(f)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	36	0.15	(g)	46.75	(g)	2.31	(g)	5
Class R5
Year ended 12/31/21	11.63	0.15	1.51	1.66	(0.21)	(0.15)	(0.36)	12.93	14.37	12	0.07		0.89		1.29		29
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	25	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	105	0.19		10.81		3.08		51
Period ended 12/31/18(f)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	90	0.15	(g)	46.29	(g)	2.31	(g)	5
Class R6
Year ended 12/31/21	11.63	0.16	1.51	1.67	(0.21)	(0.15)	(0.36)	12.94	14.46	11	0.07		0.89		1.29		29
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	248	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	316	0.19		10.81		3.08		51
Period ended 12/31/18(f)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	271	0.15	(g)	46.29	(g)	2.31	(g)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.44%, 0.43%, 0.43% and 0.36% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2045 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.64	$0.11	$1.69	$1.80	$(0.20)	$(0.60)	$(0.80)	$12.64	15.64%	$5,397	0.34%		2.45%		0.89%		51%
Year ended 12/31/20	10.65	0.13	1.02	1.15	(0.10)	(0.06)	(0.16)	11.64	10.80	3,544	0.41		4.59		1.28		86
Year ended 12/31/19	9.00	0.27	1.69	1.96	(0.18)	(0.13)	(0.31)	10.65	21.81	915	0.45		12.89		2.66		45
Period ended 12/31/18(f)	10.00	0.18	(0.97)	(0.79)	(0.19)	(0.02)	(0.21)	9.00	(7.90)	142	0.41	(g)	44.98	(g)	1.84	(g)	3
Class C
Year ended 12/31/21	11.49	0.02	1.66	1.68	(0.12)	(0.60)	(0.72)	12.45	14.77	2,033	1.09		3.20		0.14		51
Year ended 12/31/20	10.53	0.05	1.01	1.06	(0.04)	(0.06)	(0.10)	11.49	10.06	1,062	1.16		5.34		0.53		86
Year ended 12/31/19	8.94	0.20	1.67	1.87	(0.15)	(0.13)	(0.28)	10.53	20.95	599	1.20		13.64		1.91		45
Period ended 12/31/18(f)	10.00	0.11	(0.99)	(0.88)	(0.16)	(0.02)	(0.18)	8.94	(8.73)	70	1.16	(g)	45.73	(g)	1.09	(g)	3
Class R
Year ended 12/31/21	11.59	0.08	1.67	1.75	(0.17)	(0.60)	(0.77)	12.57	15.29	2,632	0.59		2.70		0.64		51
Year ended 12/31/20	10.61	0.11	1.01	1.12	(0.08)	(0.06)	(0.14)	11.59	10.57	1,451	0.66		4.84		1.03		86
Year ended 12/31/19	8.99	0.25	1.67	1.92	(0.17)	(0.13)	(0.30)	10.61	21.39	340	0.70		13.14		2.41		45
Period ended 12/31/18(f)	10.00	0.16	(0.97)	(0.81)	(0.18)	(0.02)	(0.20)	8.99	(8.09)	37	0.66	(g)	45.23	(g)	1.59	(g)	3
Class Y
Year ended 12/31/21	11.68	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.69	15.91	199	0.09		2.20		1.14		51
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	100	0.16		4.34		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	54	0.20		12.64		2.91		45
Period ended 12/31/18(f)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	36	0.16	(g)	44.73	(g)	2.09	(g)	3
Class R5
Year ended 12/31/21	11.69	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.70	15.90	28	0.09		1.97		1.14		51
Year ended 12/31/20	10.67	0.16	1.03	1.19	(0.11)	(0.06)	(0.17)	11.69	11.21	26	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	107	0.20		12.32		2.91		45
Period ended 12/31/18(f)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	90	0.16	(g)	44.37	(g)	2.09	(g)	3
Class R6
Year ended 12/31/21	11.68	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.69	15.91	131	0.09		1.97		1.14		51
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	249	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	320	0.20		12.32		2.91		45
Period ended 12/31/18(f)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	270	0.16	(g)	44.37	(g)	2.09	(g)	3

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.43%, 0.42%, 0.42% and 0.35% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2050 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.74	$0.11	$1.78	$1.89	$(0.17)	$(0.00)	$(0.17)	$13.46	16.17%	$10,208	0.34%		1.64%		0.86%		29%
Year ended 12/31/20	10.71	0.12	1.08	1.20	(0.10)	(0.07)	(0.17)	11.74	11.19	2,855	0.41		5.23		1.22		87
Year ended 12/31/19	9.02	0.23	1.84	2.07	(0.19)	(0.19)	(0.38)	10.71	22.93	913	0.44		11.49		2.22		59
Period ended 12/31/18(f)	10.00	0.20	(1.01)	(0.81)	(0.16)	(0.01)	(0.17)	9.02	(8.04)	222	0.40	(g)	45.97	(g)	2.07	(g)	10
Class C
Year ended 12/31/21	11.59	0.01	1.76	1.77	(0.09)	(0.00)	(0.09)	13.27	15.31	3,059	1.09		2.39		0.11		29
Year ended 12/31/20	10.62	0.05	1.05	1.10	(0.06)	(0.07)	(0.13)	11.59	10.31	1,141	1.16		5.98		0.47		87
Year ended 12/31/19	8.96	0.15	1.83	1.98	(0.13)	(0.19)	(0.32)	10.62	22.15	277	1.19		12.24		1.47		59
Period ended 12/31/18(f)	10.00	0.13	(1.01)	(0.88)	(0.15)	(0.01)	(0.16)	8.96	(8.82)	108	1.15	(g)	46.72	(g)	1.32	(g)	10
Class R
Year ended 12/31/21	11.66	0.08	1.75	1.83	(0.14)	(0.00)	(0.14)	13.35	15.79	4,831	0.59		1.89		0.61		29
Year ended 12/31/20	10.66	0.10	1.05	1.15	(0.08)	(0.07)	(0.15)	11.66	10.81	1,244	0.66		5.48		0.97		87
Year ended 12/31/19	9.00	0.20	1.82	2.02	(0.17)	(0.19)	(0.36)	10.66	22.50	433	0.69		11.74		1.97		59
Period ended 12/31/18(f)	10.00	0.18	(1.01)	(0.83)	(0.16)	(0.01)	(0.17)	9.00	(8.32)	43	0.65	(g)	46.22	(g)	1.82	(g)	10
Class Y
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	262	0.09		1.39		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	201	0.16		4.98		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	178	0.19		11.24		2.47		59
Period ended 12/31/18(f)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	47	0.15	(g)	45.72	(g)	2.32	(g)	10
Class R5
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	135	0.09		1.12		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	118	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	107	0.19		10.83		2.47		59
Period ended 12/31/18(f)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	90	0.15	(g)	45.18	(g)	2.32	(g)	10
Class R6
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	160	0.09		1.12		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.50	354	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	322	0.19		10.83		2.47		59
Period ended 12/31/18(f)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	271	0.15	(g)	45.18	(g)	2.32	(g)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.43%, 0.42%, 0.41% and 0.36% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2055 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.81	$0.11	$1.81	$1.92	$(0.19)	$(0.10)	$(0.29)	$13.44	16.32%	$3,206	0.34%		4.27%		0.85%		33%
Year ended 12/31/20	10.62	0.12	1.22	1.34	(0.09)	(0.06)	(0.15)	11.81	12.66	1,549	0.42		9.21		1.13		86
Year ended 12/31/19	8.94	0.22	1.91	2.13	(0.20)	(0.25)	(0.45)	10.62	23.92	382	0.45		23.79		2.15		54
Period ended 12/31/18(f)	10.00	0.16	(1.02)	(0.86)	(0.19)	(0.01)	(0.20)	8.94	(8.59)	53	0.42	(g)	49.71	(g)	1.63	(g)	6
Class C
Year ended 12/31/21	11.68	0.01	1.80	1.81	(0.12)	(0.10)	(0.22)	13.27	15.49	1,006	1.09		5.02		0.10		33
Year ended 12/31/20	10.55	0.04	1.20	1.24	(0.05)	(0.06)	(0.11)	11.68	11.78	457	1.17		9.96		0.38		86
Year ended 12/31/19	8.90	0.14	1.92	2.06	(0.16)	(0.25)	(0.41)	10.55	23.17	78	1.20		24.54		1.40		54
Period ended 12/31/18(f)	10.00	0.09	(1.03)	(0.94)	(0.15)	(0.01)	(0.16)	8.90	(9.40)	23	1.17	(g)	50.46	(g)	0.88	(g)	6
Class R
Year ended 12/31/21	11.75	0.08	1.80	1.88	(0.17)	(0.10)	(0.27)	13.36	16.01	1,207	0.59		4.52		0.60		33
Year ended 12/31/20	10.58	0.09	1.21	1.30	(0.07)	(0.06)	(0.13)	11.75	12.38	483	0.67		9.46		0.88		86
Year ended 12/31/19	8.93	0.20	1.89	2.09	(0.19)	(0.25)	(0.44)	10.58	23.43	149	0.70		24.04		1.90		54
Period ended 12/31/18(f)	10.00	0.14	(1.03)	(0.89)	(0.17)	(0.01)	(0.18)	8.93	(8.86)	9	0.67	(g)	49.96	(g)	1.38	(g)	6
Class Y
Year ended 12/31/21	11.84	0.14	1.81	1.95	(0.22)	(0.10)	(0.32)	13.47	16.50	89	0.09		4.02		1.10		33
Year ended 12/31/20	10.64	0.14	1.22	1.36	(0.10)	(0.06)	(0.16)	11.84	12.87	55	0.17		8.96		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	64	0.20		23.54		2.40		54
Period ended 12/31/18(f)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	36	0.17	(g)	49.46	(g)	1.88	(g)	6
Class R5
Year ended 12/31/21	11.85	0.14	1.82	1.96	(0.22)	(0.10)	(0.32)	13.49	16.57	135	0.09		3.57		1.10		33
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	118	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	106	0.20		22.61		2.40		54
Period ended 12/31/18(f)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	89	0.17	(g)	48.81	(g)	1.88	(g)	6
Class R6
Year ended 12/31/21	11.85	0.14	1.82	1.96	(0.22)	(0.10)	(0.32)	13.49	16.57	356	0.09		3.57		1.10		33
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	355	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	319	0.20		22.61		2.40		54
Period ended 12/31/18(f)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	268	0.17	(g)	48.81	(g)	1.88	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.43%, 0.44%, 0.40% and 0.35% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2060 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.75	$0.11	$1.83	$1.94	$(0.15)	$–	$(0.15)	$13.54	16.56%	$4,220	0.33%		3.17%		0.89%		27%
Year ended 12/31/20	10.72	0.12	1.05	1.17	(0.07)	(0.07)	(0.14)	11.75	10.94	1,988	0.43		8.43		1.17		86
Year ended 12/31/19	8.91	0.24	1.97	2.21	(0.18)	(0.22)	(0.40)	10.72	24.84	562	0.45		19.50		2.33		50
Period ended 12/31/18(f)	10.00	0.16	(1.05)	(0.89)	(0.18)	(0.02)	(0.20)	8.91	(8.87)	48	0.42	(g)	51.11	(g)	1.57	(g)	6
Class C
Year ended 12/31/21	11.63	0.02	1.81	1.83	(0.08)	–	(0.08)	13.38	15.71	739	1.08		3.92		0.14		27
Year ended 12/31/20	10.65	0.04	1.04	1.08	(0.03)	(0.07)	(0.10)	11.63	10.15	321	1.18		9.18		0.42		86
Year ended 12/31/19	8.89	0.16	1.97	2.13	(0.15)	(0.22)	(0.37)	10.65	23.97	56	1.20		20.25		1.58		50
Period ended 12/31/18(f)	10.00	0.08	(1.05)	(0.97)	(0.12)	(0.02)	(0.14)	8.89	(9.66)	12	1.17	(g)	51.86	(g)	0.82	(g)	6
Class R
Year ended 12/31/21	11.70	0.08	1.81	1.89	(0.12)	–	(0.12)	13.47	16.22	2,362	0.58		3.42		0.64		27
Year ended 12/31/20	10.69	0.09	1.05	1.14	(0.06)	(0.07)	(0.13)	11.70	10.64	819	0.68		8.68		0.92		86
Year ended 12/31/19	8.90	0.22	1.96	2.18	(0.17)	(0.22)	(0.39)	10.69	24.57	173	0.70		19.75		2.08		50
Period ended 12/31/18(f)	10.00	0.13	(1.05)	(0.92)	(0.16)	(0.02)	(0.18)	8.90	(9.18)	10	0.67	(g)	51.36	(g)	1.32	(g)	6
Class Y
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	159	0.08		2.92		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	93	0.18		8.18		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	43	0.20		19.25		2.58		50
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	36	0.17	(g)	50.86	(g)	1.82	(g)	6
Class R5
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	136	0.08		2.54		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	118	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	107	0.20		18.62		2.58		50
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	89	0.17	(g)	50.20	(g)	1.82	(g)	6
Class R6
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	334	0.08		2.54		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	354	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	322	0.20		18.62		2.58		50
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	267	0.17	(g)	50.20	(g)	1.82	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.43%, 0.41%, 0.40% and 0.35% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2065 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/21	$12.09	$0.11	$1.89	$2.00	$(0.17)	$(0.14)	$(0.31)	$13.78	16.55%	$3,510	0.34%		4.22%		0.85%		37%
Year ended 12/31/20	10.79	0.13	1.34	1.47	(0.12)	(0.05)	(0.17)	12.09	13.66	1,536	0.42		11.26		1.21		82
Year ended 12/31/19	9.00	0.21	2.00	2.21	(0.19)	(0.23)	(0.42)	10.79	24.56	216	0.43		23.83		2.00		49
Period ended 12/31/18(f)	10.00	0.16	(0.98)	(0.82)	(0.18)	–	(0.18)	9.00	(8.15)	49	0.42	(g)	48.89	(g)	1.56	(g)	165
Class C
Year ended 12/31/21	11.81	0.01	1.84	1.85	(0.10)	(0.14)	(0.24)	13.42	15.66	867	1.09		4.97		0.10		37
Year ended 12/31/20	10.60	0.05	1.30	1.35	(0.09)	(0.05)	(0.14)	11.81	12.72	299	1.17		12.01		0.46		82
Year ended 12/31/19	8.88	0.13	1.95	2.08	(0.13)	(0.23)	(0.36)	10.60	23.46	71	1.18		24.58		1.25		49
Period ended 12/31/18(f)	10.00	0.08	(1.05)	(0.97)	(0.15)	–	(0.15)	8.88	(9.69)	24	1.17	(g)	49.64	(g)	0.81	(g)	165
Class R
Year ended 12/31/21	11.90	0.08	1.85	1.93	(0.14)	(0.14)	(0.28)	13.55	16.26	669	0.59		4.47		0.60		37
Year ended 12/31/20	10.65	0.10	1.31	1.41	(0.11)	(0.05)	(0.16)	11.90	13.25	309	0.67		11.51		0.96		82
Year ended 12/31/19	8.90	0.18	1.98	2.16	(0.18)	(0.23)	(0.41)	10.65	24.23	75	0.68		24.08		1.75		49
Period ended 12/31/18(f)	10.00	0.13	(1.06)	(0.93)	(0.17)	–	(0.17)	8.90	(9.29)	9	0.67	(g)	49.14	(g)	1.31	(g)	165
Class Y
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	410	0.09		3.97		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	205	0.17		11.01		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	43	0.18		23.58		2.25		49
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	36	0.17	(g)	48.64	(g)	1.81	(g)	165
Class R5
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	137	0.09		3.59		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	120	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	107	0.18		22.73		2.25		49
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	89	0.17	(g)	48.08	(g)	1.81	(g)	165
Class R6
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	337	0.09		3.59		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	360	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	321	0.18		22.73		2.25		49
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	268	0.17	(g)	48.08	(g)	1.81	(g)	165

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.43%, 0.45%, 0.39% and 0.38% for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98	Invesco Peak Retirement™ Funds

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Peak Retirement™ Destination Fund (formerly Invesco Peak Retirement™ Now Fund), Invesco Peak Retirement™ 2010 Fund (commenced investment operations on April 30, 2021), Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or each class will be voted on exclusively by the shareholders of each Fund or each class.

    The investment objective of each Fund is total return over time, consistent with its strategic target allocation.

    Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    Each Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events

99	Invesco Peak Retirement™ Funds

occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Invesco Peak Retirement™ Destination Fund generally declares and pays dividends from net investment income, if any, monthly. Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the

100	Invesco Peak Retirement™ Funds

United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – Each Fund may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for each Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for each Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent each Fund utilizes the Adviser as an affiliated securities lending agent, each Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, except for Invesco Peak RetirementTM Destination Fund, there were no securities lending transactions with the Adviser. For Invesco Peak RetirementTM Destination Fund, fees paid to the Adviser were less than $500.

I.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

J.

Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Funds based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective April 30, 2021, Invesco has contractually agreed, through at least April 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including estimated prior fiscal year-end Acquired Fund Fees and Expenses

101	Invesco Peak Retirement™ Funds

and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Destination Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.46%
Invesco Peak Retirement™ 2010 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%
Invesco Peak Retirement™ 2015 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2020 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.44%
Invesco Peak Retirement™ 2025 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.45%
Invesco Peak Retirement™ 2030 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.46%
Invesco Peak Retirement™ 2035 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.46%
Invesco Peak Retirement™ 2040 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.44%
Invesco Peak Retirement™ 2045 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2050 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2055 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2060 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2065 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%

    Prior to April 30, 2021, Invesco had contractually agreed to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including prior estimated fiscal year-end Acquired Fund Fees and Expenses and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table:

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Destination Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.47%
Invesco Peak Retirement™ 2015 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.46%
Invesco Peak Retirement™ 2020 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.44%
Invesco Peak Retirement™ 2025 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.45%
Invesco Peak Retirement™ 2030 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.45%
Invesco Peak Retirement™ 2035 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.44%
Invesco Peak Retirement™ 2040 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.43%
Invesco Peak Retirement™ 2045 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.42%
Invesco Peak Retirement™ 2050 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2055 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.40%
Invesco Peak Retirement™ 2060 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.40%
Invesco Peak Retirement™ 2065 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.39%

    In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2023. During its term, each fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

102	Invesco Peak Retirement™ Funds

    For the year ended December 31, 2021 (for the period April 30, 2021 (commencement date) through December 31, 2021, for Invesco Peak RetirementTM 2010 Fund), the Adviser waived advisory fees and reimbursed the following expenses:

	Fund Level	Class A	Class C	Class R	Class Y	Class R5	Class R6
Invesco Peak Retirement™ Destination Fund	$141,330	$3,408	$177	$117	$42	$15	$43
Invesco Peak Retirement™ 2010 Fund	138,489	660	82	78	78	3	64
Invesco Peak Retirement™ 2015 Fund	158,420	1,116	179	233	65	16	45
Invesco Peak Retirement™ 2020 Fund	156,123	6,006	1,589	1,825	104	16	32
Invesco Peak Retirement™ 2025 Fund	161,576	14,148	2,458	1,954	156	3	22
Invesco Peak Retirement™ 2030 Fund	156,078	25,830	5,488	7,573	329	3	21
Invesco Peak Retirement™ 2035 Fund	160,972	13,018	4,558	4,598	1,356	3	19
Invesco Peak Retirement™ 2040 Fund	160,127	21,402	4,757	9,569	1,250	4	20
Invesco Peak Retirement™ 2045 Fund	158,345	10,902	4,151	5,018	317	5	46
Invesco Peak Retirement™ 2050 Fund	156,418	23,264	7,160	10,360	719	18	41
Invesco Peak Retirement™ 2055 Fund	159,945	11,484	3,337	3,761	334	18	50
Invesco Peak Retirement™ 2060 Fund	155,051	12,291	1,984	7,990	484	15	41
Invesco Peak Retirement™ 2065 Fund	161,434	10,823	2,242	2,174	1,097	21	60

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended December 31, 2021 (for the period April 30, 2021 (commencement date) through December 31, 2021, for Invesco Peak RetirementTM 2010 Fund), expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended December 31, 2021 (for the period April 30, 2021 (commencement date) through December 31, 2021, for Invesco Peak RetirementTM 2010 Fund), expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of each Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the year ended December 31, 2021 (for the period April 30, 2021 (commencement date) through December 31, 2021, for Invesco Peak RetirementTM 2010 Fund), expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021 (for the period April 30, 2021 (commencement date) through June 30, 2021, for Invesco Peak RetirementTM 2010 Fund), IDI advised the Funds that IDI retained the following front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charge	Contingent Deferred Sales Charge
		Class A	Class C
Invesco Peak Retirement™ Destination Fund	$3,822	$0	$0
Invesco Peak Retirement™ 2015 Fund	760	0	0
Invesco Peak Retirement™ 2020 Fund	4,289	0	0
Invesco Peak Retirement™ 2025 Fund	9,747	0	37
Invesco Peak Retirement™ 2030 Fund	27,119	0	1
Invesco Peak Retirement™ 2035 Fund	23,188	0	0
Invesco Peak Retirement™ 2040 Fund	23,253	0	0
Invesco Peak Retirement™ 2045 Fund	11,389	0	0
Invesco Peak Retirement™ 2050 Fund	18,210	0	113
Invesco Peak Retirement™ 2055 Fund	9,601	0	0
Invesco Peak Retirement™ 2060 Fund	10,144	0	0
Invesco Peak Retirement™ 2065 Fund	6,541	0	2

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

103	Invesco Peak Retirement™ Funds

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    Except for the Funds listed below, as of December 31, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Peak Retirement™ 2030 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$39,851,388	$ –	$–	$39,851,388
Money Market Funds	397,823	8,999	–	406,822
Total Investments	$40,249,211	$ 8,999	$–	$40,258,210

Invesco Peak Retirement™ 2050 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$18,507,261	$ –	$–	$18,507,261
Money Market Funds	209,715	78,790	–	288,505
Total Investments	$18,716,976	$78,790	$–	$18,795,766

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Funds may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Funds’ total assets, or when any borrowings from an Invesco Fund are outstanding.

104	Invesco Peak Retirement™ Funds

NOTE 6–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Ordinary income*	Long-term capital gains	Total distributions	Ordinary Income	Long-Term Capital Gains	Total distributions
Invesco Peak Retirement™ Destination Fund	$122,682	$24,041	$146,723	$56,408	$1,297	$57,705
Invesco Peak Retirement™ 2010 Fund	8,633	372	9,005	–	–	–
Invesco Peak Retirement™ 2015 Fund	46,261	33,005	79,266	33,011	–	33,011
Invesco Peak Retirement™ 2020 Fund	237,109	64,047	301,156	81,769	8,285	90,054
Invesco Peak Retirement™ 2025 Fund	534,139	202,185	736,324	245,070	28,022	273,092
Invesco Peak Retirement™ 2030 Fund	750,392	253,205	1,003,597	256,905	29,432	286,337
Invesco Peak Retirement™ 2035 Fund	324,018	82,118	406,136	114,821	29,463	144,284
Invesco Peak Retirement™ 2040 Fund	350,263	265,728	615,991	80,055	32,066	112,121
Invesco Peak Retirement™ 2045 Fund	156,127	423,017	579,144	46,039	31,551	77,590
Invesco Peak Retirement™ 2050 Fund	205,143	4,793	209,936	40,810	28,750	69,560
Invesco Peak Retirement™ 2055 Fund	74,041	42,002	116,043	20,831	14,905	35,736
Invesco Peak Retirement™ 2060 Fund	79,081	–	79,081	20,645	20,874	41,519
Invesco Peak Retirement™ 2065 Fund	87,074	35,032	122,106	27,719	11,837	39,556

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net unrealized Appreciation Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Invesco Peak Retirement™ Destination Fund	$2,899	$23,017	$209,453	$(7,048)	$(5,399)	$4,807,461	$5,030,383
Invesco Peak Retirement™ 2010 Fund	–	434	2,456	–	–	558,669	561,559
Invesco Peak Retirement™ 2015 Fund	662	2,864	66,498	(6,837)	–	1,588,008	1,651,195
Invesco Peak Retirement™ 2020 Fund	950	122,029	561,568	(7,171)	–	11,939,031	12,616,407
Invesco Peak Retirement™ 2025 Fund	–	309,002	1,531,793	(7,186)	–	22,799,877	24,633,486
Invesco Peak Retirement™ 2030 Fund	–	531,977	2,831,226	(7,205)	–	36,854,869	40,210,867
Invesco Peak Retirement™ 2035 Fund	664	364,400	1,754,096	(7,184)	–	19,421,184	21,533,160
Invesco Peak Retirement™ 2040 Fund	–	466,826	2,170,738	(7,183)	–	22,904,320	25,534,701
Invesco Peak Retirement™ 2045 Fund	2,550	273,617	1,169,398	(7,171)	–	8,981,129	10,419,523
Invesco Peak Retirement™ 2050 Fund	108	483,352	1,956,010	(7,175)	–	16,222,925	18,655,220
Invesco Peak Retirement™ 2055 Fund	188	189,724	762,586	(7,160)	–	5,053,686	5,999,024
Invesco Peak Retirement™ 2060 Fund	20,842	162,992	1,091,148	(7,168)	–	6,682,968	7,950,782
Invesco Peak Retirement™ 2065 Fund	77	192,322	725,735	(7,150)	–	5,018,412	5,929,396

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

105	Invesco Peak Retirement™ Funds

The Fund has a capital loss carryforward as of December 31, 2021, as follows:

	Short-Term	Long-Term
Fund	Not subject to Expiration	Not subject to Expiration	Total*
Invesco Peak Retirement™ Destination Fund	$–	$5,399	$5,399

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At December 31, 2021
	For the year ended December 31, 2021*		Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Peak Retirement™ Destination Fund	$4,084,915	$1,887,489	$4,837,578	$225,940	$(16,487)	$209,453
Invesco Peak Retirement™ 2010 Fund[1]	537,546	7,608	559,077	7,216	(4,760)	2,456
Invesco Peak Retirement™ 2015 Fund	1,407,639	983,824	1,590,068	74,582	(8,084)	66,498
Invesco Peak Retirement™ 2020 Fund	11,306,270	5,149,964	12,108,404	684,585	(123,017)	561,568
Invesco Peak Retirement™ 2025 Fund	19,662,166	9,165,973	23,082,098	1,830,731	(298,938)	1,531,793
Invesco Peak Retirement™ 2030 Fund	31,988,197	13,249,074	37,426,984	3,456,401	(625,175)	2,831,226
Invesco Peak Retirement™ 2035 Fund	15,295,340	4,186,924	19,947,304	2,117,396	(363,300)	1,754,096
Invesco Peak Retirement™ 2040 Fund	20,761,251	5,764,559	23,326,055	2,641,332	(470,594)	2,170,738
Invesco Peak Retirement™ 2045 Fund	7,455,111	4,299,190	9,340,184	1,360,378	(190,980)	1,169,398
Invesco Peak Retirement™ 2050 Fund	15,517,499	4,347,358	16,839,756	2,362,421	(406,411)	1,956,010
Invesco Peak Retirement™ 2055 Fund	4,024,046	1,484,999	5,305,848	867,632	(105,046)	762,586
Invesco Peak Retirement™ 2060 Fund	5,264,659	1,665,896	6,930,400	1,226,955	(135,807)	1,091,148
Invesco Peak Retirement™ 2065 Fund	4,283,366	1,701,178	5,150,891	834,256	(108,521)	725,735

*	Excludes U.S. Government obligations and money market funds, if any.
[1]	For the period April 30, 2021 (commencement date) through December 31, 2021.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions from underlying funds, on December 31, 2021, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Peak Retirement™ Destination Fund	$2,454	$(2,434)	$(20)
Invesco Peak Retirement™ 2010 Fund	1,260	(758)	(502)
Invesco Peak Retirement™ 2015 Fund	2,004	(1,992)	(12)
Invesco Peak Retirement™ 2020 Fund	33,366	(33,366)	–
Invesco Peak Retirement™ 2025 Fund	98,746	(98,746)	–
Invesco Peak Retirement™ 2030 Fund	168,213	(168,213)	–
Invesco Peak Retirement™ 2035 Fund	89,047	(89,047)	–
Invesco Peak Retirement™ 2040 Fund	111,220	(111,194)	(26)
Invesco Peak Retirement™ 2045 Fund	44,980	(44,975)	(5)
Invesco Peak Retirement™ 2050 Fund	82,071	(82,059)	(12)
Invesco Peak Retirement™ 2055 Fund	27,257	(27,257)	–

106	Invesco Peak Retirement™ Funds

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Peak Retirement™ 2060 Fund	$34,499	$(34,499)	$–
Invesco Peak Retirement™ 2065 Fund	24,947	(24,947)	–

NOTE 9–Share Information

Invesco Peak Retirement™ Destination Fund

	Summary of Share Activity
	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Class A	287,746	$3,022,564	268,479	$2,588,824

Class C	17,345	182,670	10,514	106,005

Class R	26,283	279,655	3,052	28,995

Issued as reinvestment of dividends:

Class A	11,422	120,511	3,550	34,197

Class C	418	4,407	272	2,594

Class R	393	4,155	56	553

Automatic conversion of Class C shares to Class A shares:

Class A	140	1,475	1,764	17,786

Class C	(140)	(1,475)	(1,763)	(17,786)

Reacquired:

Class A	(89,647)	(944,406)	(129,390)	(1,211,150)

Class C	(12,482)	(133,416)	(6,413)	(64,549)

Class R	(10,236)	(109,058)	-	-

Class R6	(11,682)	(125,000)	-	-

Net increase in share activity	219,560	$2,302,082	150,121	$1,485,469

(a)	54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2010 Fund

	Summary of Share Activity
	December 31, 2021(a)(b)
	Shares	Amount
Sold:

Class A	24,639	$251,624
Class C	2,339	23,510
Class R	1,001	10,010
Class Y	1,001	10,010
Class R5	1,001	10,010
Class R6	25,001	250,010

Issued as reinvestment of dividends:

Class A	382	3,830
Class C	17	167
Net increase in share activity	55,381	$559,171

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 54% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of April 30, 2021.

107	Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2015 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	68,043	$741,763	43,650	$435,348

Class C	28,190	306,720	3,772	37,001

Class R	8,835	95,776	10,625	106,195

Issued as reinvestment of dividends:

Class A	3,852	40,643	1,316	13,530

Class C	364	3,821	102	1,043

Class R	646	6,798	279	2,855

Automatic conversion of Class C shares to Class A shares:

Class A	922	10,261	-	-

Class C	(934)	(10,261)	-	-

Reacquired:

Class A	(39,940)	(438,564)	(12,297)	(114,020)

Class C	(20,185)	(220,427)	-	-

Class R	(6,320)	(69,319)	-	-

Net increase in share activity	43,473	$467,211	47,447	$481,952

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 57% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2020 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	533,426	$6,043,745	229,331	$2,437,301

Class C	95,057	1,045,403	70,284	719,764

Class R	150,317	1,678,241	112,859	1,153,439

Class Y	1,537	17,035	4,329	43,918

Issued as reinvestment of dividends:

Class A	18,786	213,028	4,285	46,145

Class C	2,810	31,667	1,100	11,776

Class R	4,331	48,983	1,800	19,330

Class Y	172	1,961	95	1,032

Automatic conversion of Class C shares to Class A shares:

Class A	7,661	87,768	15,193	156,191

Class C	(7,740)	(87,768)	(15,325)	(156,191)

108	Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:

Class A	(104,276)	$(1,199,536)	(36,052)	$(345,457)

Class C	(26,453)	(301,953)	(124)	(1,277)

Class R	(64,204)	(734,716)	(57,346)	(548,212)

Class R6	(28,737)	(342,261)	-	-

Net increase in share activity	582,687	$6,501,597	330,429	$3,537,759

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2025 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	936,855	$11,027,656	627,738	$6,648,132

Class C	126,798	1,468,708	163,236	1,713,237

Class R	104,175	1,229,086	123,867	1,288,885

Class Y	8,957	105,146	7,504	80,616

Issued as reinvestment of dividends:

Class A	49,245	579,616	17,180	191,386

Class C	5,802	67,418	3,616	39,811

Class R	6,620	77,655	2,350	26,108

Class Y	441	5,210	198	2,212

Automatic conversion of Class C shares to Class A shares:

Class A	15,320	182,337	31,942	357,851

Class C	(15,558)	(182,337)	(32,361)	(357,851)

Reacquired:

Class A	(244,578)	(2,904,205)	(177,432)	(1,844,334)

Class C	(62,282)	(733,259)	(13,910)	(150,984)

Class R	(2,687)	(31,894)	(56,632)	(559,326)

Class Y	(4,341)	(52,261)	(2,918)	(32,651)

Class R5	(961)	(11,500)	(8,043)	(90,000)

Class R6	(20,133)	(241,000)	(8,937)	(100,000)

Net increase in share activity	903,673	$10,586,376	677,398	$7,213,092

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

109	Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2030 Fund

	Summary of Share Activity

	Year ended December 31, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	1,267,273	$15,024,463	1,053,914	$11,408,515

Class C	374,875	4,380,285	175,736	1,900,095

Class R	463,758	5,448,870	189,959	1,998,432

Class Y	12,218	144,818	1,769	18,142

Issued as reinvestment of dividends:

Class A	56,690	684,250	18,563	209,209

Class C	9,462	112,977	2,096	23,408

Class R	16,234	195,139	3,601	40,435

Class Y	707	8,575	243	2,756

Automatic conversion of Class C shares to Class A shares:

Class A	18,599	226,201	7,061	78,600

Class C	(18,844)	(226,201)	(7,125)	(78,600)

Reacquired:

Class A	(457,395)	(5,438,375)	(61,387)	(647,571)

Class C	(84,561)	(1,005,501)	(44,300)	(466,789)

Class R	(35,907)	(431,882)	(30,743)	(311,029)

Class Y	(77)	(935)	(3,090)	(34,807)

Class R5	(1,079)	(13,200)	(7,944)	(90,000)

Class R6	(20,262)	(247,800)	(8,826)	(100,000)

Net increase in share activity	1,601,691	$18,861,684	1,289,527	$13,950,796

Invesco Peak Retirement™ 2035 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	610,463	$7,484,095	264,421	$2,821,056

Class C	126,124	1,545,591	178,740	1,905,240

Class R	239,264	2,971,399	123,871	1,323,563

Class Y	16,994	208,177	34,162	378,173

Issued as reinvestment of dividends:

Class A	19,092	238,266	5,799	66,285

Class C	4,617	57,018	2,313	26,201

Class R	7,033	87,421	2,188	24,906

Class Y	1,798	22,546	1,299	14,913

Automatic conversion of Class C shares to Class A shares:

Class A	12,620	158,218	7,223	81,710

Class C	(12,795)	(158,218)	(7,294)	(81,710)

Reacquired:

Class A	(82,233)	(1,037,866)	(34,640)	(358,576)

Class C	(11,741)	(147,259)	(29,978)	(322,815)

Class R	(22,644)	(280,727)	(39,546)	(385,561)

Class Y	(3,915)	(49,245)	(2,845)	(32,665)

Class R5	(1,222)	(15,300)	(7,833)	(90,000)

Class R6	(20,415)	(255,600)	(8,711)	(100,000)

Net increase in share activity	883,040	$10,828,516	489,169	$5,270,720

(a)	4% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

110	Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2040 Fund

	Summary of Share Activity

	Year ended December 31, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	886,005	$10,848,723	260,854	$2,773,561

Class C	170,342	2,055,178	92,370	926,105

Class R	390,361	4,833,194	193,947	2,048,463

Class Y	13,435	167,851	40,134	418,412

Issued as reinvestment of dividends:

Class A	30,069	379,474	4,691	53,761

Class C	4,927	61,533	1,008	11,449

Class R	12,176	152,803	2,606	29,713

Class Y	1,605	20,358	701	8,060

Automatic conversion of Class C shares to Class A shares:

Class A	4,143	52,599	504	5,792

Class C	(4,194)	(52,599)	(509)	(5,792)

Reacquired:

Class A	(116,019)	(1,435,398)	(47,836)	(501,448)

Class C	(30,004)	(373,151)	(6,386)	(63,324)

Class R	(107,107)	(1,350,178)	(6,392)	(66,144)

Class Y	(3,288)	(39,670)	(2,815)	(32,227)

Class R5	(1,244)	(15,800)	(7,819)	(90,012)

Class R6	(20,449)	(259,627)	(8,688)	(99,928)

Net increase in share activity	1,230,758	$15,045,290	516,370	$5,416,441

Invesco Peak Retirement™ 2045 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	257,600	$3,259,252	233,505	$2,418,417

Class C	72,925	897,218	45,163	442,845

Class R	86,707	1,096,317	110,280	1,098,710

Class Y	6,403	82,707	7,194	69,803

Issued as reinvestment of dividends:

Class A	23,898	295,863	3,611	41,525

Class C	8,938	109,043	800	9,077

Class R	11,917	146,818	1,311	15,015

Class Y	714	8,871	108	1,243

Automatic conversion of Class C shares to Class A shares:

Class A	2,545	32,296	6,114	68,946

Class C	(2,587)	(32,296)	(6,195)	(68,946)

Reacquired:

Class A	(161,483)	(2,082,576)	(24,830)	(250,883)

Class C	(8,434)	(105,041)	(4,142)	(45,311)

Class R	(14,503)	(186,196)	(18,471)	(185,299)

Class Y	(48)	(616)	(3,748)	(42,141)

Class R5	-	-	(7,792)	(90,000)

Class R6	(11,029)	(151,323)	(8,658)	(100,000)

Net increase in share activity	273,563	$3,370,337	334,250	$3,383,001

(a)	3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

111	Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2050 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	648,608	$8,086,472	201,720	$2,133,718

Class C	161,328	1,984,096	90,090	948,963

Class R	299,811	3,765,549	93,804	936,321

Class Y	5,474	69,409	2,869	30,241

Issued as reinvestment of dividends:

Class A	9,783	128,866	2,835	32,855

Class C	1,598	20,740	926	10,596

Class R	3,901	50,988	1,254	14,434

Class Y	252	3,330	201	2,345

Automatic conversion of Class C shares to Class A shares:

Class A	2,640	34,573	838	9,781

Class C	(2,683)	(34,573)	(848)	(9,781)

Reacquired:

Class A	(145,744)	(1,879,233)	(47,416)	(480,995)

Class C	(28,122)	(357,179)	(17,870)	(188,605)

Class R	(48,680)	(618,203)	(28,974)	(279,746)

Class Y	(3,422)	(47,192)	(2,581)	(27,277)

Class R6	(18,142)	(252,177)	-	-

Net increase in share activity	886,602	$10,955,466	296,848	$3,132,850

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

Invesco Peak Retirement™ 2055 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	149,323	$1,931,182	104,797	$1,054,937

Class C	43,738	559,379	35,173	365,083

Class R	52,487	679,343	26,573	268,615

Class Y	4,146	53,924	635	6,614

Issued as reinvestment of dividends:

Class A	4,997	65,707	1,668	19,179

Class C	1,142	14,818	297	3,428

Class R	1,682	22,001	470	5,453

Class Y	27	350	9	99

Reacquired:

Class A	(46,880)	(616,376)	(11,243)	(123,477)

Class C	(8,199)	(107,408)	(3,756)	(39,559)

Class R	(4,959)	(66,691)	(43)	(455)

Class Y	(2,199)	(29,545)	(2,027)	(21,433)

Class R6	(3,602)	(50,468)	-	-

Net increase in share activity	191,703	$2,456,216	152,553	$1,538,484

(a)	9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

112	Invesco Peak Retirement™ Funds

NOTE 9–Share Information–(continued)

Invesco Peak Retirement™ 2060 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	166,305	$2,138,893	127,508	$1,356,110

Class C	32,745	420,275	22,596	229,218

Class R	108,213	1,331,952	54,716	506,785

Class Y	3,755	49,190	3,806	40,584

Issued as reinvestment of dividends:

Class A	3,430	45,452	1,931	22,359

Class C	296	3,877	220	2,523

Class R	1,628	21,456	739	8,508

Class Y	102	1,352	50	584

Reacquired:

Class A	(27,307)	(355,674)	(12,698)	(116,740)

Class C	(5,403)	(70,235)	(503)	(5,419)

Class R	(4,452)	(59,034)	(1,651)	(14,264)

Class Y	(2)	(25)	(2)	(25)

Class R6	(5,419)	(75,705)	-	-

Net increase in share activity	273,891	$3,451,774	196,712	$2,030,223

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2065 Fund

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	168,581	$2,214,268	114,916	$1,174,946

Class C	43,780	565,831	22,693	237,206

Class R	32,716	427,699	18,749	187,713

Class Y	21,860	296,681	17,131	202,178

Issued as reinvestment of dividends:

Class A	5,389	72,647	1,717	20,441

Class C	1,084	14,227	261	3,036

Class R	970	12,865	330	3,871

Class Y	505	6,748	241	2,848

Reacquired:

Class A	(46,262)	(614,130)	(9,643)	(99,208)

Class C	(5,559)	(72,629)	(4,268)	(40,688)

Class R	(10,269)	(138,036)	(165)	(1,715)

Class Y	(9,524)	(130,857)	(4,240)	(50,075)

Class R6	(5,330)	(75,693)	-	-

Net increase in share activity	197,941	$2,579,621	157,722	$1,640,553

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

    In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

113	Invesco Peak Retirement™ Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (thirteen of the funds constituting AIM Growth Series (Invesco Growth Series), hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund: statements of operations for the year ended December 31, 2021 and statements of changes in net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the three years in the period ended December 31, 2021 and for the period January 3, 2018 (commencement date) through December 31, 2018.

Invesco Peak Retirement™ 2010 Fund: statements of operations and changes in net assets and the financial highlights for the period April 30, 2021 (commencement date) through December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

114	Invesco Peak Retirement™ Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

    In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Peak Retirement™ Destination Fund

Invesco Peak Retirement™ Destination Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,021.60	$1.43	$1,023.79	$1.43	0.28%
Class C	1,000.00	1,018.20	5.24	1,020.01	5.24	1.03
Class R	1,000.00	1,020.80	2.70	1,022.53	2.70	0.53
Class Y	1,000.00	1,021.90	0.15	1,025.05	0.15	0.03
Class R5	1,000.00	1,021.90	0.15	1,025.05	0.15	0.03
Class R6	1,000.00	1,021.90	0.15	1,025.05	0.15	0.03

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

115	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2010 Fund

Invesco Peak Retirement™ 2010 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,018.20	$1.78	$1,023.44	$1.79	0.35%
Class C	1,000.00	1,015.50	5.59	1,019.66	5.60	1.10
Class R	1,000.00	1,017.70	3.05	1,022.18	3.06	0.60
Class Y	1,000.00	1,020.90	0.51	1,024.70	0.51	0.10
Class R5	1,000.00	1,020.90	0.51	1,024.70	0.51	0.10
Class R6	1,000.00	1,020.90	0.51	1,024.70	0.51	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 245 (as of close of business April 30, 2021 (commencement date) through December 31, 2021)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2015 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,017.90	$1.58	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,014.70	5.38	1,019.86	5.40	1.06
Class R	1,000.00	1,018.00	2.85	1,022.38	2.85	0.56
Class Y	1,000.00	1,019.20	0.31	1,024.90	0.31	0.06
Class R5	1,000.00	1,019.20	0.31	1,024.90	0.31	0.06
Class R6	1,000.00	1,019.20	0.31	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2020 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,021.50	$1.53	$1,023.69	$1.53	0.30%
Class C	1,000.00	1,018.40	5.34	1,019.91	5.35	1.05
Class R	1,000.00	1,020.00	2.80	1,022.43	2.80	0.55
Class Y	1,000.00	1,022.60	0.25	1,024.95	0.26	0.05
Class R5	1,000.00	1,022.60	0.25	1,024.95	0.26	0.05
Class R6	1,000.00	1,022.60	0.25	1,024.95	0.26	0.05

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

116	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2025 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,028.50	$1.48	$1,023.74	$1.48	0.29%
Class C	1,000.00	1,024.50	5.31	1,019.96	5.30	1.04
Class R	1,000.00	1,026.50	2.76	1,022.48	2.75	0.54
Class Y	1,000.00	1,029.60	0.20	1,025.00	0.20	0.04
Class R5	1,000.00	1,029.60	0.20	1,025.00	0.20	0.04
Class R6	1,000.00	1,029.60	0.20	1,025.00	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2030 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,030.30	$1.43	$1,023.79	$1.43	0.28%
Class C	1,000.00	1,025.70	5.26	1,020.01	5.24	1.03
Class R	1,000.00	1,029.10	2.71	1,022.53	2.70	0.53
Class Y	1,000.00	1,031.50	0.15	1,025.05	0.15	0.03
Class R5	1,000.00	1,031.50	0.15	1,025.05	0.15	0.03
Class R6	1,000.00	1,031.50	0.15	1,025.05	0.15	0.03

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2035 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,036.40	$1.44	$1,023.79	$1.43	0.28%
Class C	1,000.00	1,032.30	5.28	1,020.01	5.24	1.03
Class R	1,000.00	1,034.60	2.72	1,022.53	2.70	0.53
Class Y	1,000.00	1,037.30	0.15	1,025.05	0.15	0.03
Class R5	1,000.00	1,036.50	0.15	1,025.05	0.15	0.03
Class R6	1,000.00	1,037.30	0.15	1,025.05	0.15	0.03

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

117	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2040 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,039.80	$1.54	$1,023.69	$1.53	0.30%
Class C	1,000.00	1,034.60	5.38	1,019.91	5.35	1.05
Class R	1,000.00	1,037.90	2.83	1,022.43	2.80	0.55
Class Y	1,000.00	1,040.80	0.26	1,024.95	0.26	0.05
Class R5	1,000.00	1,040.00	0.26	1,024.95	0.26	0.05
Class R6	1,000.00	1,040.80	0.26	1,024.95	0.26	0.05

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2045 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,041.00	$1.59	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,037.50	5.44	1,019.86	5.40	1.06
Class R	1,000.00	1,039.90	2.88	1,022.38	2.85	0.56
Class Y	1,000.00	1,043.10	0.31	1,024.90	0.31	0.06
Class R5	1,000.00	1,042.20	0.31	1,024.90	0.31	0.06
Class R6	1,000.00	1,042.20	0.31	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2050 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,043.40	$1.60	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,040.00	5.45	1,019.86	5.40	1.06
Class R	1,000.00	1,041.70	2.88	1,022.38	2.85	0.56
Class Y	1,000.00	1,044.50	0.31	1,024.90	0.31	0.06
Class R5	1,000.00	1,044.50	0.31	1,024.90	0.31	0.06
Class R6	1,000.00	1,045.30	0.31	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

118	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2055 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,043.10	$1.60	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,039.30	5.45	1,019.86	5.40	1.06
Class R	1,000.00	1,040.60	2.88	1,022.38	2.85	0.56
Class Y	1,000.00	1,043.40	0.31	1,024.90	0.31	0.06
Class R5	1,000.00	1,044.10	0.31	1,024.90	0.31	0.06
Class R6	1,000.00	1,044.10	0.31	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2060 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,043.10	$1.60	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,040.00	5.45	1,019.86	5.40	1.06
Class R	1,000.00	1,041.90	2.88	1,022.38	2.85	0.56
Class Y	1,000.00	1,044.90	0.31	1,024.90	0.31	0.06
Class R5	1,000.00	1,044.90	0.31	1,024.90	0.31	0.06
Class R6	1,000.00	1,045.00	0.31	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2065 Fund

Invesco Peak Retirement™ 2065 Fund	Beginning Account Value (07/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,043.00	$1.60	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,039.50	5.45	1,019.86	5.40	1.06
Class R	1,000.00	1,041.80	2.88	1,022.38	2.85	0.56
Class Y	1,000.00	1,043.80	0.31	1,024.90	0.31	0.06
Class R5	1,000.00	1,044.60	0.31	1,024.90	0.31	0.06
Class R6	1,000.00	1,044.60	0.31	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

119	Invesco Peak Retirement™ Funds

Distribution Information

Shareholders were sent a notice from each Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2021. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution for each Fund impacted, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

Invesco Peak Retirement™ 2010 Fund

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.1461	$0.0000	$0.0159	$0.1620
12/21/2021	Class C	$0.1092	$0.0000	$0.0159	$0.1251
12/21/2021	Class R	$0.1309	$0.0000	$0.0159	$0.1468
12/21/2021	Class Y	$0.1535	$0.0000	$0.0159	$0.1694
12/21/2021	Class R5	$0.1535	$0.0000	$0.0159	$0.1694
12/21/2021	Class R6	$0.1535	$0.0000	$0.0159	$0.1694

Invesco Peak Retirement™ 2015 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.2730	$0.2380	$0.0296	$0.5406
12/21/2021	Class C	$0.1773	$0.2380	$0.0296	$0.4449
12/21/2021	Class R	$0.2434	$0.2380	$0.0296	$0.5110
12/21/2021	Class Y	$0.2979	$0.2380	$0.0296	$0.5655
12/21/2021	Class R5	$0.2979	$0.2380	$0.0296	$0.5655
12/21/2021	Class R6	$0.2979	$0.2380	$0.0296	$0.5655

Invesco Peak Retirement™ 2020 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.2382	$0.0613	$0.0053	$0.3048
12/21/2021	Class C	$0.1511	$0.0613	$0.0053	$0.2177
12/21/2021	Class R	$0.2098	$0.0613	$0.0053	$0.2764
12/21/2021	Class Y	$0.2624	$0.0613	$0.0053	$0.3290
12/21/2021	Class R5	$0.2624	$0.0613	$0.0053	$0.3290
12/21/2021	Class R6	$0.2624	$0.0613	$0.0053	$0.3290

Invesco Peak Retirement™ 2025 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.2429	$0.0935	$0.0400	$0.3764
12/21/2021	Class C	$0.1610	$0.0935	$0.0400	$0.2945
12/21/2021	Class R	$0.2173	$0.0935	$0.0400	$0.3508
12/21/2021	Class Y	$0.2671	$0.0935	$0.0400	$0.4006
12/21/2021	Class R5	$0.2671	$0.0935	$0.0400	$0.4006
12/21/2021	Class R6	$0.2671	$0.0935	$0.0400	$0.4006

Invesco Peak Retirement™ 2030 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.2247	$0.0860	$0.0244	$0.3351
12/21/2021	Class C	$0.1461	$0.0860	$0.0244	$0.2565
12/21/2021	Class R	$0.1990	$0.0860	$0.0244	$0.3094
12/21/2021	Class Y	$0.2510	$0.0860	$0.0244	$0.3614
12/21/2021	Class R5	$0.2510	$0.0860	$0.0244	$0.3614
12/21/2021	Class R6	$0.2510	$0.0860	$0.0244	$0.3614

120	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2035 Fund

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.2165	$0.0512	$0.0032	$0.2709
12/21/2021	Class C	$0.1411	$0.0512	$0.0032	$0.1955
12/21/2021	Class R	$0.1931	$0.0512	$0.0032	$0.2475
12/21/2021	Class Y	$0.2405	$0.0512	$0.0032	$0.2949
12/21/2021	Class R5	$0.2405	$0.0512	$0.0032	$0.2949
12/21/2021	Class R6	$0.2405	$0.0512	$0.0032	$0.2949

Invesco Peak Retirement™ 2040 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.1860	$0.1395	$0.0133	$0.3388
12/21/2021	Class C	$0.1068	$0.1395	$0.0133	$0.2596
12/21/2021	Class R	$0.1599	$0.1395	$0.0133	$0.3127
12/21/2021	Class Y	$0.2114	$0.1395	$0.0133	$0.3642
12/21/2021	Class R5	$0.2114	$0.1395	$0.0133	$0.3642
12/21/2021	Class R6	$0.2114	$0.1395	$0.0133	$0.3642

Invesco Peak Retirement™ 2045 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.1961	$0.6029	$0.0045	$0.8035
12/21/2021	Class C	$0.1148	$0.6029	$0.0045	$0.7222
12/21/2021	Class R	$0.1694	$0.6029	$0.0045	$0.7768
12/21/2021	Class Y	$0.2239	$0.6029	$0.0045	$0.8313
12/21/2021	Class R5	$0.2239	$0.6029	$0.0045	$0.8313
12/21/2021	Class R6	$0.2239	$0.6029	$0.0045	$0.8313

Invesco Peak Retirement™ 2050 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.1661	$0.0037	$0.0043	$0.1741
12/21/2021	Class C	$0.0841	$0.0037	$0.0043	$0.0921
12/21/2021	Class R	$0.1395	$0.0037	$0.0043	$0.1475
12/21/2021	Class Y	$0.1929	$0.0037	$0.0043	$0.2009
12/21/2021	Class R5	$0.1929	$0.0037	$0.0043	$0.2009
12/21/2021	Class R6	$0.1929	$0.0037	$0.0043	$0.2009

Invesco Peak Retirement™ 2055 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.1751	$0.0999	$0.0157	$0.2907
12/21/2021	Class C	$0.0994	$0.0999	$0.0157	$0.2150
12/21/2021	Class R	$0.1505	$0.0999	$0.0157	$0.2661
12/21/2021	Class Y	$0.2009	$0.0999	$0.0157	$0.3165
12/21/2021	Class R5	$0.2009	$0.0999	$0.0157	$0.3165
12/21/2021	Class R6	$0.2009	$0.0999	$0.0157	$0.3165

121	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2060 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.1522	$0.0000	$0.0000	$0.1522
12/21/2021	Class C	$0.0757	$0.0000	$0.0000	$0.0757
12/21/2021	Class R	$0.1244	$0.0000	$0.0000	$0.1244
12/21/2021	Class Y	$0.1789	$0.0000	$0.0000	$0.1789
12/21/2021	Class R5	$0.1789	$0.0000	$0.0000	$0.1789
12/21/2021	Class R6	$0.1789	$0.0000	$0.0000	$0.1789

Invesco Peak Retirement™ 2065 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2021	Class A	$0.1590	$0.1352	$0.0097	$0.3039
12/21/2021	Class C	$0.0889	$0.1352	$0.0097	$0.2338
12/21/2021	Class R	$0.1339	$0.1352	$0.0097	$0.2788
12/21/2021	Class Y	$0.1854	$0.1352	$0.0097	$0.3303
12/21/2021	Class R5	$0.1854	$0.1352	$0.0097	$0.3303
12/21/2021	Class R6	$0.1854	$0.1352	$0.0097	$0.3303

Please note that the information in the preceding charts is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

122	Invesco Peak Retirement™ Funds

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement. The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended December 31, 2021:

Federal and State Income Tax

	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Qualified Business Income*	Business Interest Income*
Invesco Peak Retirement™ Destination Fund	$24,041	28.08%	21.46%	8.98%	3.12%	48.68%
Invesco Peak Retirement™ 2010 Fund	372	27.18%	23.50%	11.11%	3.20%	51.20%
Invesco Peak Retirement™ 2015 Fund	33,005	33.50%	27.16%	7.74%	2.78%	47.49%
Invesco Peak Retirement™ 2020 Fund	64,047	26.69%	17.20%	10.36%	1.72%	48.73%
Invesco Peak Retirement™ 2025 Fund	202,185	17.25%	7.48%	8.10%	1.35%	38.94%
Invesco Peak Retirement™ 2030 Fund	253,205	22.37%	10.38%	5.05%	1.62%	31.96%
Invesco Peak Retirement™ 2035 Fund	82,118	30.54%	14.28%	4.62%	1.80%	24.80%
Invesco Peak Retirement™ 2040 Fund	265,728	40.02%	19.69%	0.81%	1.77%	15.94%
Invesco Peak Retirement™ 2045 Fund	423,017	45.01%	24.80%	0.77%	1.26%	9.60%
Invesco Peak Retirement™ 2050 Fund	4,793	63.32%	34.99%	0.94%	1.20%	4.66%
Invesco Peak Retirement™ 2055 Fund	42,002	55.04%	30.38%	0.85%	1.09%	4.99%
Invesco Peak Retirement™ 2060 Fund	-	58.50%	33.75%	1.20%	1.17%	4.50%
Invesco Peak Retirement™ 2065 Fund	35,032	42.66%	22.81%	0.77%	0.00%	3.79%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders

Short-Term Capital
Gain Distributions
Invesco Peak Retirement™ 2015 Fund	$ 968
Invesco Peak Retirement™ 2025 Fund	61,846
Invesco Peak Retirement™ 2030 Fund	89,377
Invesco Peak Retirement™ 2040 Fund	20,252
Invesco Peak Retirement™ 2045 Fund	23,396
Invesco Peak Retirement™ 2065 Fund	20,137

123	Invesco Peak Retirement™ Funds

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School—Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management—Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Peak Retirement™ Funds

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	PR-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Quality Income Fund

Nasdaq:

A: VKMGX ∎ C: VUSCX ∎ R: VUSRX ∎ Y: VUSIX ∎ R5: VUSJX ∎ R6: VUSSX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

14	Financial Statements

17	Financial Highlights

18	Notes to Financial Statements

25	Report of Independent Registered Public Accounting Firm

26	Fund Expenses

27	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Quality Income Fund (the Fund), at net asset value (NAV), underperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s broad market/style-specific benchmark.

Your Fund’s long-term performance appears later in this report.
Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.72%
Class C Shares	-2.51
Class R Shares	-2.00
Class Y Shares	-1.44
Class R5 Shares	-1.45
Class R6 Shares	-1.38
Bloomberg U.S. Mortgage-Backed Securities Index▼ (Broad Market/Style-Specific Index)	-1.04
Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

Similar to 2020, 2021 was dominated by the coronavirus (COVID-19) pandemic. Vaccination levels rose in the US, initially causing infection rates to decrease and enabling the economy to re-open. However, the US faced significant headwinds in the form of the Delta variant mid-year, and eventually, the highly infectious Omicron variant towards the end of 2021. Prior to year-end, the Omicron variant was spreading at a rapid pace, with uncertainty on the implications to return-to-work policies, schools, and thus overall consumption. Nevertheless, global demand was relatively resilient as yields were increasingly attractive on a nominal and relative basis.

    The US Federal Reserve (the Fed) maintained accommodative monetary policy throughout the fiscal year and showed a commitment to low rates by keeping the federal funds target range at 0.00% to 0.25% throughout the year.1 For nearly the entirety of 2021, the Fed also maintained its asset purchases (quantitative easing) at a level of at least $120 billion per month and remained on hold until there had been evidence of progress made towards its dual mandate.1 In November, the Federal Open Market Committee began its tapering of asset purchases and later announced in December that it would taper at a pace that was faster than had been previously anticipated. This caused markets to anticipate the start of the Fed hiking cycle and the potential for more persistent inflation than previously thought.

    The yield curve steepened significantly to begin the year but flattened sharply mid-year and then again to end the year as the market began to price in an active tightening policy. The two-year Treasury yield increased from 0.13% to 0.73%, the five-year yield increased from 0.36% to 1.26% and the 10-year yield increased from 0.93% to 1.52%.2

Yields moved notably higher amid ongoing economic growth, increased inflation risks, and the likelihood of the Federal Reserve raising short rates more aggressively in 2022. Despite significant movement during the year, the yield curve as measured by the yield differential of the two-year Treasury yield versus the 10-year Treasury yield, ended the year at 79 basis points, only 1 basis point flatter than the previous fiscal year.2

    Excess returns for agency mortgage-backed securities (MBS) as represented by the Bloomberg U.S. Mortgage-Backed Securities Index ended the fiscal year at -0.68%, making 2021 the worst year of negative excess return for the index since 2011.2 Agency MBS underperformance was mainly caused by the market factoring in a more rapid retreat of Fed purchases. High quality structured credit sectors such as non-agency MBS (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) generated positive excess return for the period.

    Given this market backdrop, Class A shares of Invesco Quality Income Fund, at NAV, generated a negative return and underperformed its style-specific index, the Bloomberg U.S. Mortgage-Backed Securities Index. The Fund’s security selection within 30-year fixed rate MBS lower coupons was a significant contributor to relative Fund performance for the fiscal year. Duration and yield curve positioning proved to be the largest detractor from relative performance for the period.

    During the fiscal year, the Fund used active duration and yield curve positioning for risk management and for generating returns. Duration measures a portfolio’s price sensitivity to interest rate changes, with a shorter-duration portfolio tending to be less sensitive to these changes. Buying and selling US Treasury futures contracts was an important tool we used for the management of interest rate risk and to maintain our targeted portfolio duration.

    We wish to remind you that the Fund is subject to interest rate risk, meaning when interest rates rise, the value of fixed income securities tends to fall. This risk may be greater in the current market environment because interest rates are at or near historic lows. The degree to which the value of fixed income securities may decline due to rising interest rates may vary depending on the speed and magnitude of the increase in interest rates, as well as individual security characteristics such as price, maturity, duration and coupon and market forces such as supply and demand for similar securities. We are monitoring interest rates, and the market, economic and geopolitical factors that may impact the direction, speed and magnitude of changes to interest rates across the maturity spectrum, including the potential impact of monetary policy changes by the Fed and certain foreign central banks. If interest rates rise, markets may experience increased volatility, which may affect the value and/or liquidity of certain investments.

    We thank you for your continued investment in Invesco Quality Income Fund.

1	Source: US Federal Reserve
2	Source: Bloomberg LP

Portfolio manager(s):

Mario Clemente

Clint Dudley

Brian Norris

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Quality Income Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Quality Income Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	5.77%
10 Years	1.99
5 Years	1.38
1 Year	-5.90

Class C Shares
Inception (8/13/93)	3.76%
10 Years	1.82
5 Years	1.51
1 Year	-3.47

Class R Shares
10 Years	2.16%
5 Years	1.98
1 Year	-2.00

Class Y Shares
Inception (9/25/06)	3.34%
10 Years	2.70
5 Years	2.53
1 Year	-1.44

Class R5 Shares
Inception (6/1/10)	3.00%
10 Years	2.74
5 Years	2.58
1 Year	-1.45

Class R6 Shares
10 Years	2.62%
5 Years	2.63
1 Year	-1.38

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund and subsequently Invesco Quality Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 15, 2020. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Quality Income Fund

Supplemental Information

Invesco Quality Income Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5 Invesco Quality Income Fund

Fund Information

Portfolio Composition

By security type	% of total investments
U.S. Government Sponsored Agency Mortgage- Backed Securities	76.24%
Asset-Backed Securities	7.14
Certificates of Deposit	6.10
Commercial Paper	6.09
U.S. Treasury Securities	3.66
Security types each less than 1% portfolio	0.02
Money Market Funds	0.75

Top Five Debt Issuers*

		% of total net assets
1.	Federal National Mortgage Association	55.84%
2.	Federal Home Loan Mortgage Corp.	17.53
3.	Uniform Mortgage-Backed Securities	14.77
4.	Government National Mortgage Association	10.94
5.	U.S. Treasury	5.03

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2021.

6                                    Invesco Quality Income Fund

Schedule of Investments

December 31, 2021

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–104.79%

Collateralized Mortgage Obligations–5.71%
Fannie Mae ACES, IO, 0.20%, 12/25/2022(a)	$54,474,754	$ 57,008

Fannie Mae Grantor Trust, 7.00%, 01/19/2039(b)	142,689	152,604

Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023 to 01/25/2032(c)	244,246	18,528

6.50%, 10/25/2024 to 02/25/2033(c)	1,519,965	244,173

7.00%, 02/25/2028(c)	297,068	33,992

8.00%, 05/25/2030(c)	328,004	73,669

6.00%, 02/25/2033 to 09/25/2035(a)(c)	1,853,728	303,396

5.50%, 11/25/2033 to 06/25/2035(c)	842,710	139,089

PO, 0.00%, 09/25/2032(d)	51,322	47,903

Fannie Mae REMICs, 3.50%, 09/25/2023 to 08/25/2042(c)	1,932,824	242,547

4.00%, 07/25/2024 to 08/25/2047(c)	1,522,297	1,106,585

2.50%, 12/25/2025 to 10/25/2026	927,419	950,883

5.50%, 12/25/2025 to 07/25/2046(c)	867,983	546,037

7.00%, 03/18/2027 to 05/25/2033(c)	587,773	385,181

6.50%, 10/25/2028 to 05/25/2033(c)	168,539	167,317

1.10% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	449,269	458,805

1.10% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	387,196	395,334

0.60% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,394,281	1,410,572

0.60% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	41,166	41,433

0.50% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	245,459	247,462

0.44% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	1,006,835	1,013,288

0.45% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	934,773	940,752

24.19% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	156,767	240,848

23.83% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	223,824	341,318

1.04% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	829,686	835,926

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
0.55% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	$366,126	$371,004

2.75%, 01/25/2039	685,802	689,386

6.61%, 06/25/2039(b)	419,033	487,129

5.00%, 04/25/2040 to 09/25/2047(c)(e)	2,536,169	745,987

2.00%, 05/25/2044 to 03/25/2051(c)	7,394,275	1,519,346

IO, 6.60% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(e)	798,578	126,394

3.00%, 10/25/2026 to 07/25/2045(c)	13,249,313	7,971,854

8.00%, 08/18/2027 to 09/18/2027(c)	255,017	33,341

0.75%, 10/25/2031(c)	4,354	82

7.80% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(e)	93,676	17,711

7.80% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(c)(e)	87,295	14,242

7.85% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(e)	63,836	11,448

7.90% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(c)(e)	148,418	30,315

8.00% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(e)	201,348	41,295

6.90% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(c)(e)	315,905	50,733

7.70% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(e)	72,111	14,185

7.90% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(c)(e)	463,088	96,528

8.00% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(e)	284,304	51,814

8.15% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(e)	373,317	85,249

6.00%, 05/25/2033(c)	19,453	3,770

5.95% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(e)	1,072,059	159,771

6.65% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(e)	64,525	9,881

6.50% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(e)	232,096	32,392

6.55% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(c)(e)	1,499,297	65,799

6.45% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(e)	190,534	30,055

6.05% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(e)	502,167	99,940

4.50%, 02/25/2043(c)	442,736	70,335

1.51%, 02/25/2056(a)	6,626,548	399,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KC02, Class X1, IO, 1.91%, 03/25/2024(a)	$251,827,410	$1,693,917

Series KC03, Class X1, IO, 0.63%, 11/25/2024(a)	22,114,078	263,140

0.52%, 09/25/2025(b)	58,955,994	999,416

Series K734, Class X1, IO, 0.65%, 02/25/2026(a)	16,865,798	390,929

Series K735, Class X1, IO, 1.10%, 05/25/2026(a)	15,826,676	585,521

Series K093, Class X1, IO, 0.95%, 05/25/2029(a)	13,246,174	817,270

Series Q004, Class AFL, 0.82%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	482,150	481,798

Freddie Mac REMICs, 5.00%, 09/15/2023	77,156	79,008

2.00%, 12/15/2023	357,468	361,352

1.60% (COFI + 1.37%), 03/15/2024(e)	87,463	88,515

2.50%, 07/15/2024 to 07/15/2038(c)	2,373,083	1,371,729

4.00%, 10/15/2024 to 03/15/2045(c)	790,342	425,774

3.50%, 11/15/2025 to 05/15/2032	1,043,917	1,091,158

3.00%, 04/15/2026 to 05/15/2040(c)	6,523,930	947,963

1.50%, 08/15/2027	5,999,344	6,003,198

6.95%, 03/15/2028	163,211	181,052

6.50%, 08/15/2028 to 03/15/2032	1,550,270	1,723,746

0.71% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	107,701	109,054

6.00%, 01/15/2029 to 04/15/2029	248,255	275,174

0.46% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	137,133	134,353

1.00% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	154,547	157,091

0.51% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 01/15/2033(e)	192,287	193,472

0.76% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	35,322	35,636

8.00%, 03/15/2030	72,001	84,188

1.06% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	106,958	109,525

0.61% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	314,677	316,838

1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	210,762	215,536

0.66% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	557,500	566,578

24.35% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	28,665	45,228

0.41% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,581,079	1,589,870

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
0.56% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	$91,714	$92,940

0.59% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	142,173	144,473

IO, 5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(c)(e)	401,341	24,085

7.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(c)(e)	28,161	2,377

8.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(e)	73,574	4,787

7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(c)(e)	203,915	30,772

6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(e)	893,754	121,784

6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(e)	151,688	20,435

6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(e)	241,917	32,260

6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(e)	20,828	4,162

5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(e)	1,112,357	183,691

1.75%, 02/15/2039(a)	2,810,684	168,101

6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(e)	278,822	44,157

5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(e)	343,741	37,533

Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	2,118,531

Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(c)	587,957	34,012

3.27%, 12/15/2027(a)	143,899	7,420

6.50%, 02/01/2028(c)	37,971	4,818

7.00%, 09/01/2029(c)	282,558	45,716

7.50%, 12/15/2029(c)	19,763	3,441

8.00%, 06/15/2031(c)	505,659	109,432

6.00%, 12/15/2032(c)	103,326	15,205

0.00%, 12/01/2031 to 03/01/2032(d)	271,173	254,817

0.61%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	704,711	714,904

Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043(e)	1,361,625	1,598,548

Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	312,466	312,651

		51,093,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–17.53%
6.50%, 04/01/2022 to 04/01/2034	$706,385	$ 776,747

9.00%, 08/01/2022 to 05/01/2025	4,887	5,204

6.00%, 10/01/2022 to 10/01/2029	292,705	324,973

5.50%, 01/01/2024 to 12/01/2036	144,400	158,675

2.50%, 02/01/2031 to 10/01/2051	21,917,639	22,529,279

8.50%, 03/01/2031 to 08/01/2031	135,961	156,051

7.00%, 10/01/2031 to 10/01/2037	227,771	257,325

7.50%, 01/01/2032 to 08/01/2037	6,210,158	7,084,666

3.00%, 02/01/2032 to 05/01/2050	41,641,710	43,856,365

8.00%, 08/01/2032	88,567	101,084

5.00%, 01/01/2037 to 06/01/2040	2,074,169	2,351,992

4.50%, 05/01/2038 to 11/01/2049	7,078,850	7,813,771

5.35%, 07/01/2038 to 10/17/2038	1,207,902	1,341,931

5.80%, 10/01/2038 to 01/20/2039	603,696	669,304

5.45%, 11/25/2038	1,141,387	1,266,866

4.00%, 06/01/2042 to 07/01/2049	22,497,055	24,613,148

3.50%, 09/01/2045 to 05/01/2050	22,881,549	24,583,550

2.00%, 12/01/2051 to 01/01/2052	18,900,323	18,894,243

		156,785,174

Federal National Mortgage Association (FNMA)–55.84%
6.00%, 01/01/2022 to 05/01/2040	2,205,868	2,457,205

5.50%, 02/01/2022 to 04/01/2038	3,950,971	4,409,698

5.00%, 06/01/2022 to 01/01/2041	2,873,688	3,225,860

2.00%, 03/01/2023 to 01/01/2052	61,000,813	61,706,483

4.50%, 04/01/2023 to 07/01/2044	5,043,546	5,540,907

7.00%, 07/01/2023 to 01/01/2036	1,715,492	1,920,071

6.50%, 08/01/2023 to 11/01/2038	3,053,613	3,399,954

0.38%, 08/25/2025	4,000,000	3,892,059

0.50%, 11/07/2025	17,000,000	16,592,789

1.88%, 09/24/2026	5,358,000	5,507,883

7.50%, 02/01/2027 to 08/01/2037	2,452,959	2,784,728

3.59%, 10/01/2028	9,586,000	10,713,279

3.79%, 11/01/2028	10,962,000	12,374,954

3.00%, 02/01/2029 to 06/01/2051	70,456,531	74,349,236

9.50%, 04/01/2030	9,873	10,738

8.50%, 07/01/2032 to 10/01/2032	199,186	236,945

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.63%, 08/01/2032	$75,053	$ 78,072

8.00%, 04/01/2033	206,759	244,804

3.50%, 11/01/2034 to 05/01/2050	53,917,236	57,803,372

2.50%, 03/01/2035 to 11/01/2051	28,225,989	29,022,787

5.45%, 01/01/2038	253,755	269,462

4.00%, 02/01/2042 to 03/01/2050	45,902,410	50,054,732

TBA, 2.50%, 01/01/2052(f)	112,675,000	114,964,254

3.00%, 01/01/2052 to 02/01/2052(f)	36,700,000	37,982,043

		499,542,315

Government National Mortgage Association (GNMA)–10.94%
7.00%, 11/15/2022 to 01/20/2030	209,193	222,709

9.00%, 02/15/2023	60	60

6.50%, 01/15/2024 to 10/15/2028	34,119	37,498

3.00%, 12/16/2025 to 02/20/2050	3,236,382	3,364,928

6.00%, 06/15/2028 to 04/20/2029	110,722	122,632

7.50%, 06/15/2028 to 08/15/2028	146,184	149,243

8.00%, 09/15/2028	4,112	4,129

5.50%, 05/15/2033 to 10/15/2034	348,278	394,617

4.77%, 07/17/2033	78,267	79,557

7.13%, 11/20/2033(b)	1,401,915	1,579,647

5.00%, 11/20/2037	361,790	388,796

5.90%, 01/20/2039(b)	948,092	1,086,116

4.51%, 07/20/2041(b)	954,114	1,045,364

1.92%, 09/20/2041	787,907	815,537

0.55% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	574,352	577,815

3.50%, 05/20/2046 to 06/20/2050	17,239,394	18,169,514

4.00%, 02/20/2048 to 03/20/2050	5,413,497	5,802,448

IO, 6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(e)	1,551,237	221,297

4.50%, 09/16/2047(c)	886,881	129,008

6.09% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(e)	830,569	138,982

TBA, 2.00%, 01/01/2052(f)	30,284,000	30,559,778

2.50%, 01/01/2052(f)	23,848,000	24,423,679

Series 2020-137, Class A, 1.50%, 04/16/2062	8,738,804	8,548,237

		97,861,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Quality Income Fund

	Principal Amount	Value
Uniform Mortgage-Backed Securities–14.77%
TBA, 1.50%, 01/01/2037(f)	$17,200,000	$ 17,247,371

2.00%, 01/01/2037 to 01/01/2052(f)	114,849,000	114,899,765

		132,147,136

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $953,208,678)		937,429,514

Asset-Backed Securities–9.81%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(b)	194,284	178,742

Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.66%, 03/25/2045(b)(g)	1,832,524	1,847,235

Banc of America Funding Trust, Series 2006-3, Class 5A5, 5.50%, 03/25/2036	32,964	32,612

Series 2006-A, Class 1A1, 2.60%, 02/20/2036(b)	274,878	276,996

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.89%, 03/25/2035(b)	955,725	958,863

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.50%, 01/15/2051(a)	17,444,192	429,028

BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(b)(g)	4,285,000	4,300,351

BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.23% (1 mo. USD LIBOR + 1.12%), 03/15/2037(e)(g)	6,291,319	6,279,530

CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 09/14/2026(g)	1,400,000	1,424,380

Series 2019-1, Class C, 3.57%, 09/14/2026(g)	340,000	347,005

Series 2019-2, Class C, 2.89%, 03/15/2027(g)	405,000	410,602

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.92%, 11/13/2050(a)	7,297,644	264,722

Chase Mortgage Finance Corp., Series 2016-2, Class M4, 3.75%, 12/25/2045(b)(g)	1,846,142	1,858,171

Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	1,608,435	1,620,721

Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 2.90%, 12/25/2035(b)	16,027	15,447

Series 2007-A2, Class 2A1, 2.36%, 06/25/2035(b)	277,249	281,874

Series 2007-A2, Class 2A4, 2.36%, 06/25/2035(b)	256,119	258,717

Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, IO, 1.00%, 11/10/2046(a)	5,020,712	75,330

Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(a)	19,437,854	853,411

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 1.85%, 08/25/2034(b)	$65,133	$ 64,027

Series 2005-11, Class A2A, 2.47% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	609,402	621,902

Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(b)	17,438	16,913

COMM Mortgage Trust, Series 2013-LC13, Class XA, IO, 1.00%, 08/10/2046(a)	19,476,290	259,539

Series 2015-CR24, Class XA, IO, 0.75%, 08/10/2048(a)	39,498,557	926,581

Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	1,209,297	1,239,754

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.64% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	210,713	207,237

Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.53%, 08/25/2043(b)(g)	1,740,422	1,755,876

Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(g)	412,464	414,262

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 2.74%, 06/25/2034(b)	457,602	475,395

Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(g)	875,000	880,319

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.10%, 06/27/2037(b)(g)	1,764,074	1,783,486

Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(g)	568,542	571,848

GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(b)	685,166	697,690

GSAA Home Equity Trust, Series 2007-7, Class A4, 0.64% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	33,811	33,712

GSR Mortgage Loan Trust, Series 2004-12, Class 3A6, 1.46%, 12/25/2034(b)	261,605	265,095

Series 2005-AR, Class 6A1, 3.02%, 07/25/2035(b)	150,048	155,657

Invitation Homes Trust, Series 2018-SFR3, Class B, 1.26% (1 mo. USD LIBOR + 1.15%), 07/17/2037(e)(g)	1,250,941	1,251,617

Series 2018-SFR4, Class C, 1.51% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(g)	4,228,805	4,238,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Quality Income Fund

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, 2.59%, 02/25/2035(b)	$516,195	$ 510,590

Series 2005-A3, Class 6A5, 2.73%, 06/25/2035(b)	309,259	318,130

Series 2014-1, Class 1A17, 0.79%, 01/25/2044(b)(g)	876,719	883,707

Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(g)	873,299	882,530

Series 2017-5, Class A1, 3.06%, 10/26/2048(b)(g)	1,093,121	1,119,995

Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(g)	235,806	238,330

Luminent Mortgage Trust, Series 2006-1, Class A1, 0.82% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	33,813	30,890

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.62%, 04/21/2034(b)	136,961	139,643

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.15%, 11/25/2035(b)	262,959	264,582

Series 2005-A, Class A1, 0.56% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	345,746	336,618

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(a)	6,686,758	254,574

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	7,758,812	7,736,917

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/2056(b)(g)	8,909,929	8,893,439

Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,486,249

Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A2, 0.64% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	41,843	11,843

Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	37,718	35,899

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	5,610,803	4,986,671

SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(g)	8,449,100	8,390,953

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(g)	491,715	492,688

Starwood Mortgage Residential Trust, Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	4,994,174	4,992,150

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.40% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	283,713	272,621
Series 2004-20, Class 3A1, 2.94%, 01/25/2035(b)	70,999	72,098

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 0.56% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	$610,834	$ 593,970

Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 2.16%, 11/25/2032(b)	80,239	80,662

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.99%, 11/15/2050(a)	12,744,010	515,421

Vendee Mortgage Trust, Series 1999-3, Class IO, 0.00%, 10/15/2029(b)	5,516,135	6

Series 2001-3, Class IO, 0.00%, 10/15/2031(b)	2,521,820	3

Series 2002-2, Class IO, 0.02%, 01/15/2032(b)	6,823,933	4,696

Series 2002-3, Class IO, 0.31%, 08/15/2032(b)	8,469,504	65,554

Series 2003-1, Class IO, 0.11%, 11/15/2032(b)	13,499,827	38,404

Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(b)(g)	1,955,301	1,996,693

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.49%, 10/25/2033(b)	162,711	164,807

Series 2007-HY2, Class 2A1, 2.81%, 11/25/2036(b)	50,199	47,584

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(a)	9,261,347	422,360

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,892,750	2,951,467

Total Asset-Backed Securities (Cost $89,368,500)		87,805,744

Certificates of Deposit–8.38%
Diversified Banks–5.59%
Norinchukin Bank (Japan), 0.27% (SOFR + 0.22%), 06/16/2022(e)	25,000,000	25,001,389

Royal Bank of Canada (Canada), 0.25% (SOFR + 0.20%), 11/10/2022(e)	25,000,000	24,989,330

		49,990,719

Regional Banks–2.79%
Svenska Handelsbanken AB (Sweden), 0.28% (SOFR + 0.23%), 11/30/2022(e)	25,000,000	24,992,821

Total Certificates of Deposit (Cost $75,000,000)		74,983,540

Commercial Paper–8.37%
Diversified Banks–2.80%
Toronto-Dominion Bank (The) (Canada), 0.24%(SOFR + 0.19%), 11/15/2022	25,000,000	25,003,286

Diversified Capital Markets–2.79%
UBS AG (Switzerland), 0.28%(SOFR + 0.23%), 11/16/2022(g)	25,000,000	24,998,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Quality Income Fund

	Principal Amount	Value
Investment Banking & Brokerage–2.78%
Goldman Sachs International, 0.45%, 11/10/2022(g)	$25,000,000	$24,895,115
Total Commercial Paper (Cost $74,902,188)		74,897,326

U.S. Treasury Securities–5.03%
U.S. Treasury Bills–0.30%
0.05%, 02/17/2022(h)(i)	2,652,000	2,651,839

U.S. Treasury Floating Rate Notes–3.02%
0.12%, 04/30/2023(e)	16,000,000	16,001,659
0.11%, 07/31/2023(e)	11,000,000	11,002,470
		27,004,129

U.S. Treasury Notes–1.71%
1.13%, 02/28/2027	2,000,000	1,984,688
0.50%, 10/31/2027	14,000,000	13,326,250
		15,310,938
Total U.S. Treasury Securities (Cost $45,113,667)		44,966,906

	Principal Amount	Value
Agency Credit Risk Transfer Notes–0.03%
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 2M2, 5.10% (1 mo. USD LIBOR + 5.00%), 07/25/2025 (Cost $231,333)(e)	$239,413	$240,274
	Shares
Money Market Funds–1.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k) (Cost $9,273,851)	9,273,851	9,273,851
TOTAL INVESTMENTS IN SECURITIES–137.45% (Cost $1,247,098,217)		1,229,597,155
OTHER ASSETS LESS LIABILITIES–(37.45)%		(334,997,726)
NET ASSETS–100.00%		$894,599,429

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2021.

(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2021.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Zero coupon bond issued at a discount.
(e)

Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2021. (f) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2021 was $126,169,339, which represented 14.10% of the Fund’s Net Assets.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,733,420	$316,209,797	$(318,669,366)	$-	$-	$9,273,851	$(3,698)
Invesco Liquid Assets Portfolio, Institutional Class	8,380,092	91,976,402	(100,357,307)	838	(25)	-	419
Invesco Treasury Portfolio, Institutional Class	13,409,570	147,024,183	(160,433,753)	-	-	-	336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Quality Income Fund

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$39,095,226	$(39,095,226)	$-	$-	$-	$44	*
Invesco Private Prime Fund	-	88,522,003	(88,522,003)	-	-	-	895	*
Total	$33,523,082	$682,827,611	$(707,077,655)	$838	$(25)	$9,273,851	$(2,004)

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.

	Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	14	March-2022	$2,246,125	$(24,938)	$(24,938)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	81	March-2022	(17,671,922)	10,125	10,125
U.S. Treasury 5 Year Notes	437	March-2022	(52,866,758)	(203,836)	(203,836)
U.S. Treasury 10 Year Notes	258	March-2022	(33,660,937)	(319,562)	(319,562)
U.S. Treasury 10 Year Ultra Notes	60	March-2022	(8,786,250)	(107,969)	(107,969)
U.S. Treasury Ultra Bonds	7	March-2022	(1,379,875)	(13,414)	(13,414)
Subtotal–Short Futures Contracts				(634,656)	(634,656)
Total Futures Contracts				$(659,594)	$(659,594)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Quality Income Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost $ 1,237,824,366)	$1,220,323,304
Investments in affiliated money market funds, at value (Cost $ 9,273,851)	9,273,851
Deposits with brokers:
Cash collateral - OTC Derivatives	325,000
Receivable for:
Investments sold	82,518,263
Fund shares sold	291,827
Dividends	115
Interest	2,054,851
Principal paydowns	1,635
Investment for trustee deferred compensation and retirement plans	279,307
Other assets	48,934
Total assets	1,315,117,087

Liabilities:
Other investments:
Variation margin payable - futures contracts	69,632
Payable for:
Investments purchased	417,224,966
Dividends	355,404
Fund shares reacquired	1,634,413
Amount due custodian	237,697
Accrued fees to affiliates	475,888
Accrued trustees’ and officers’ fees and benefits	131
Accrued other operating expenses	228,426
Trustee deferred compensation and retirement plans	291,101
Total liabilities	420,517,658
Net assets applicable to shares outstanding	$894,599,429

Net assets consist of:
Shares of beneficial interest	$995,428,598
Distributable earnings (loss)	(100,829,169)
$894,599,429

Net Assets:
Class A	$697,347,131
Class C	$ 32,752,059
Class R	$ 24,551,254
Class Y	$106,018,654
Class R5	$ 488,513
Class R6	$ 33,441,818

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,412,429
Class C	2,902,818
Class R	2,163,903
Class Y	9,301,160
Class R5	42,967
Class R6	2,933,637
Class A:
Net asset value per share	$ 11.36
Maximum offering price per share (Net asset value of $11.36 ÷ 95.75%)	$ 11.86
Class C:
Net asset value and offering price per share	$ 11.28
Class R:
Net asset value and offering price per share	$ 11.35
Class Y:
Net asset value and offering price per share	$ 11.40
Class R5:
Net asset value and offering price per share	$ 11.37
Class R6:
Net asset value and offering price per share	$ 11.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Quality Income Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:

Interest	$14,254,583
Dividends from affiliated money market funds (includes securities lending income of $ 1,895)	(1,048)
Total investment income	14,253,535

Expenses:
Advisory fees	4,111,114
Administrative services fees	147,340
Custodian fees	106,826

Distribution fees:
Class A	1,841,235
Class C	419,111
Class R	129,372
Transfer agent fees – A, C, R and Y	1,450,725
Transfer agent fees – R5	459
Transfer agent fees – R6	12,325
Trustees’ and officers’ fees and benefits	37,678
Registration and filing fees	121,956
Reports to shareholders	118,317
Professional services fees	93,138
Other	42,335
Total expenses	8,631,931
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(243,894)
Net expenses	8,388,037
Net investment income	5,865,498

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(93,773)
Affiliated investment securities	(25)
Futures contracts	3,715,945
3,622,147
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(24,570,303)
Affiliated investment securities	838
Futures contracts	(841,111)
(25,410,576)
Net realized and unrealized gain (loss)	(21,788,429)
Net increase (decrease) in net assets resulting from operations	$(15,922,931)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Invesco Quality Income Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$5,865,498	$22,097,562

Net realized gain	3,622,147	37,148,453

Change in net unrealized appreciation (depreciation)	(25,410,576)	(6,951,444)

Net increase (decrease) in net assets resulting from operations	(15,922,931)	52,294,571

Distributions to shareholders from distributable earnings:
Class A	(23,336,759)	(23,122,916)

Class C	(980,466)	(1,332,187)

Class R	(725,039)	(591,176)

Class Y	(5,164,083)	(6,224,427)

Class R5	(15,287)	(2,818,925)

Class R6	(1,152,084)	(2,473,646)

Total distributions from distributable earnings	(31,373,718)	(36,563,277)

Share transactions–net:
Class A	(84,007,942)	505,809,357

Class C	(19,118,430)	44,527,497

Class R	(2,029,383)	27,566,316

Class Y	(72,778,157)	162,698,345

Class R5	114,913	(133,687,327)

Class R6	2,041,712	8,997,464

Net increase (decrease) in net assets resulting from share transactions	(175,777,287)	615,911,652

Net increase (decrease) in net assets	(223,073,936)	631,642,946

Net assets:
Beginning of year	1,117,673,365	486,030,419

End of year	$894,599,429	$1,117,673,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16 Invesco Quality Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/21	$11.90	$0.07	$(0.25)	$(0.18)	$(0.36)	$11.36	(1.55	)%(d)	$697,347	0.84	%(d)	0.86	%(d)	0.57	%(d)	401%
Year ended 12/31/20	11.72	0.26	0.36	0.62	(0.44)	11.90	5.33	(d)	816,715	0.83	(d)	0.85	(d)	2.15	(d)	979
Year ended 12/31/19	11.48	0.35	0.33	0.68	(0.44)	11.72	5.97	(e)	301,996	0.92	(e)	0.92	(e)	3.04	(e)	448
Year ended 12/31/18	11.95	0.36	(0.38)	(0.02)	(0.45)	11.48	(0.15	)(e)	308,880	0.94	(e)	0.94	(e)	3.10	(e)	416
Year ended 12/31/17	12.11	0.26	(0.02)	0.24	(0.40)	11.95	1.98	(e)	353,256	0.96	(e)	0.96	(e)	2.15	(e)	516
Class C
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35	)(d)	32,752	1.62	(d)	1.62	(d)	(0.21	)(d)	401
Year ended 12/31/20	11.64	0.16	0.37	0.53	(0.35)	11.82	4.57	(d)	53,821	1.60	(d)	1.60	(d)	1.38	(d)	979
Year ended 12/31/19	11.40	0.27	0.32	0.59	(0.35)	11.64	5.19		8,659	1.68		1.68		2.28		448
Year ended 12/31/18	11.87	0.27	(0.38)	(0.11)	(0.36)	11.40	(0.93)		9,179	1.70		1.70		2.34		416
Year ended 12/31/17	12.02	0.16	(0.01)	0.15	(0.30)	11.87	1.28		13,178	1.72		1.72		1.39		516
Class R
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)		24,551	1.12		1.12		0.29		401
Period ended 12/31/20(f)	11.79	0.14	0.21	0.35	(0.25)	11.89	2.99		27,785	1.10	(g)	1.10	(g)	1.88	(g)	979
Class Y
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)		106,019	0.57		0.62		0.84		401
Year ended 12/31/20	11.77	0.29	0.36	0.65	(0.47)	11.95	5.59		185,925	0.52		0.61		2.46		979
Year ended 12/31/19	11.53	0.38	0.33	0.71	(0.47)	11.77	6.21		20,339	0.68		0.68		3.28		448
Year ended 12/31/18	12.00	0.39	(0.38)	0.01	(0.48)	11.53	0.11		13,189	0.70		0.70		3.34		416
Year ended 12/31/17	12.15	0.29	(0.01)	0.28	(0.43)	12.00	2.32		67,027	0.72		0.72		2.39		516
Class R5
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)		489	0.56		0.57		0.85		401
Year ended 12/31/20	11.76	0.30	0.33	0.63	(0.48)	11.91	5.42		395	0.46		0.46		2.52		979
Year ended 12/31/19	11.52	0.40	0.32	0.72	(0.48)	11.76	6.36		132,657	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.39)	0.01	(0.49)	11.52	0.16		142,812	0.56		0.56		3.48		416
Year ended 12/31/17	12.15	0.30	(0.01)	0.29	(0.44)	12.00	2.46		176,010	0.58		0.58		2.53		516
Class R6
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)		33,442	0.51		0.51		0.90		401
Year ended 12/31/20	11.77	0.30	0.36	0.66	(0.48)	11.95	5.69		33,032	0.46		0.46		2.52		979
Year ended 12/31/19	11.53	0.40	0.32	0.72	(0.48)	11.77	6.35		22,379	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.38)	0.02	(0.49)	11.53	0.25		19,097	0.56		0.56		3.48		416
Year ended 12/31/17(f)	12.14	0.23	(0.04)	0.19	(0.33)	12.00	1.61		10	0.58	(g)	0.58	(g)	2.53	(g)	516

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.99% for Class A and Class C shares for the years ended December 31, 2021 and 2020, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2019, 2018 and 2017, respectively.

(f)	Commencement date of May 15, 2020 and April 4, 2017 for Class R and Class R6 shares, respectively.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17 Invesco Quality Income Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On May 15, 2020, the Fund began offering Class R shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

18 Invesco Quality Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, there were no securities lending transactions with the Adviser.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk

19 Invesco Quality Income Fund

and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

L.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 100 million	0.4700%
Next $150 million	0.4400%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.3800%
Next $2.5 billion	0.3650%
Next $2.5 billion	0.3400%
Next $2.5 billion	0.2950%
Over $12.5 billion	0.2700%

For the year ended December 31, 2021, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.80%, 1.60%, 1.10%, 0.50%, 0.53% and 0.48%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2021, the Adviser waived advisory fees of $3,207 and reimbursed class level expenses of $163,881, $0, $0, $74,013, $41 and $1,214 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the

20 Invesco Quality Income Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.

    With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

    For the year ended December 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $48,110 in front-end sales commissions from the sale of Class A shares and $28,116 and $4,285 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$-	$937,429,514	$-	$937,429,514
Asset-Backed Securities	-	87,805,744	-	87,805,744
Certificates of Deposit	-	74,983,540	-	74,983,540
Commercial Paper	-	74,897,326	-	74,897,326
U.S. Treasury Securities	-	44,966,906	-	44,966,906
Agency Credit Risk Transfer Notes	-	240,274	-	240,274
Money Market Funds	9,273,851	-	-	9,273,851
Total Investments in Securities	9,273,851	1,220,323,304	-	1,229,597,155
Other Investments – Assets
Futures Contracts*	10,125	-	-	10,125
Other Investments – Liabilities
Futures Contracts*	(669,719)	-	-	(669,719)
Total Other Investments	(659,594)	-	-	(659,594)
Total Investments	$8,614,257	$1,220,323,304	$-	$1,228,937,561

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and

21 Invesco Quality Income Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2021:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$10,125
Derivatives not subject to master netting agreements	(10,125)
Total Derivative Assets subject to master netting agreements	$-

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(669,719)
Derivatives not subject to master netting agreements	669,719
Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk

Realized Gain:
Futures contracts	$3,715,945

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(841,111)

Total	$2,874,834

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$212,484,078

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,538.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

22 Invesco Quality Income Fund

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020
Ordinary income*	$31,373,718	$36,563,277
*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021
Undistributed ordinary income	$447,069
Net unrealized appreciation (depreciation) – investments	(17,650,160)
Temporary book/tax differences	(246,469)
Capital loss carryforward	(83,379,609)
Shares of beneficial interest	995,428,598
Total net assets	$894,599,429

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and derivative instruments.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$33,407,443	$49,972,166	$83,379,609

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $37,684,811 and $118,333,635, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$8,654,927

Aggregate unrealized (depreciation) of investments	(26,305,087)

Net unrealized appreciation (depreciation) of investments	$(17,650,160)

    Cost of investments for tax purposes is $1,246,587,721.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of dollar rolls and paydowns, on December 31, 2021, undistributed net investment income was increased by $20,853,712 and undistributed net realized gain (loss) was decreased by $20,853,712. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

NOTE 11–Share Information

		Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	5,247,785	$61,226,557	9,608,985	$113,931,060

Class C	442,265	5,135,542	1,543,605	18,182,166

Class R(b)	457,434	5,336,274	268,172	3,174,177

Class Y	4,240,157	49,957,902	8,221,237	97,658,153

Class R5	9,444	110,786	1,004,337	11,838,726

Class R6	2,160,441	25,243,150	985,393	11,740,401

23 Invesco Quality Income Fund

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,707,161	$19,856,606	1,598,746	$19,010,511
Class C	72,652	840,995	92,700	1,096,373
Class R(b)	61,299	712,320	48,868	581,505
Class Y	298,525	3,490,500	406,157	4,852,030
Class R5	1,271	14,775	225,459	2,674,292
Class R6	79,035	922,272	167,169	1,993,591

Automatic conversion of Class C shares to Class A shares:
Class A	490,064	5,712,148	1,231,595	14,657,324
Class C	(493,153)	(5,712,148)	(1,239,080)	(14,657,324)

Issued in connection with acquisitions:(c)
Class A	-	-	48,990,326	578,299,738
Class C	-	-	4,934,324	57,865,657
Class R(b)	-	-	2,383,124	28,131,270
Class Y	-	-	26,919,297	318,931,517
Class R5	-	-	861	10,195
Class R6	-	-	12,974,888	153,708,207

Reacquired:
Class A	(14,665,238)	(170,803,253)	(18,559,225)	(220,089,276)
Class C	(1,671,452)	(19,382,819)	(1,522,712)	(17,959,375)
Class R(b)	(691,970)	(8,077,977)	(363,024)	(4,320,636)
Class Y	(10,800,066)	(126,226,559)	(21,712,815)	(258,743,355)
Class R5	(916)	(10,648)	(12,476,505)	(148,210,540)
Class R6	(2,070,983)	(24,123,710)	(13,264,473)	(158,444,735)
Net increase (decrease) in share activity	(15,126,245)	$(175,777,287)	52,467,409	$615,911,652

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 15, 2020.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Limited-Term Government Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 96,202,820 shares of the Fund for 255,839,890 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $1,136,946,584, including $20,367,708 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $516,826,874 and $1,653,773,458 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$29,401,833
Net realized/unrealized gains	52,565,798
Change in net assets resulting from operations	$81,967,631

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

24 Invesco Quality Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Quality Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Quality Income Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

    We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

25 Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$993.60	$4.42	$1,020.77	$4.48	0.88%
Class C	1,000.00	988.70	8.22	1,016.94	8.34	1.64
Class R	1,000.00	992.20	5.72	1,019.46	5.80	1.14
Class Y	1,000.00	994.00	3.22	1,021.98	3.26	0.64
Class R5	1,000.00	994.10	2.97	1,022.23	3.01	0.59
Class R6	1,000.00	994.50	2.61	1,022.58	2.65	0.52

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

26 Invesco Quality Income Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	1.65%
Qualified Business Income*	0.00%
Business Interest Income*	98.73%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

27 Invesco Quality Income Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris — 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006	Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)	N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6 Invesco Quality Income Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	VK-QINC-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Select Risk: Conservative Investor Fund

Nasdaq:

A: OACIX ∎ C: OCCIX ∎ R: ONCIX ∎ Y: OYCIX ∎ R5: PXCIX ∎ R6: PXCCX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Fund Expenses
20	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Select Risk: Conservative Investor Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Select Risk: Conservative Investor Index, the Fund’s style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.11%
Class C Shares	2.41
Class R Shares	2.84
Class Y Shares	3.38
Class R5 Shares	3.38
Class R6 Shares	3.37
Bloomberg Global Aggregate Index, Hedged▼	-1.39
Custom Invesco Select Risk: Conservative Investor Index∎	2.41
MSCI All Country World Index▼	18.54
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

    During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and easing of COVID-19-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

    Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

    Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities continued to decline due to COVID-19 concerns and China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

    Strategic asset class exposures in the Fund are obtained through investments in underlying representative mutual funds and exchange-traded funds targeting a predefined level of risk. From an absolute performance perspective, strategic allocations to US equity and alternative investments, like real estate, were the leading contributors to positive performance. Specifically, within US equity, exposures to low volatility, growth and value equities were the leading contributors to positive absolute performance. Strategic allocations to global real estate also meaningfully contributed to absolute performance. In contrast, strategic allocations to emerging market equity produced negative returns and were the leading detractors from absolute performance.

    Relative to the Fund’s custom index, manager selection and an underweight allocation to equity were the leading detractors from relative performance results. Within the allocation to equity, the Invesco International Select Equity Fund and Invesco Developing Markets Fund were the leading detractors from relative performance. These Funds delivered negative returns in 2021 and substantially underperformed broader equities as uncertainty around inflation and regulatory concerns in China muted investors’ risk appetite. An underweight allocation to equity relative to the Custom Invesco Select Risk: Conservative Investor Index also detracted from relative performance results.

    Conversely, style selection within the allocations to US equities and fixed income benefited relative performance. Within the fixed income allocation, the Invesco Master Loan Fund, Invesco 1-30 Laddered Treasury ETF

and Invesco Taxable Municipal Bond ETF were the top contributors to relative performance. Select holdings within the allocation to US equities also contributed to relative performance results. Invesco S&P 500® Pure Value ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco S&P 500® Pure Growth ETF all posted gains during the fiscal year and were meaningful contributors to relative results.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    It has been our privilege to oversee Invesco Select Risk: Conservative Investor Fund and we thank you for your continued investment.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Select Risk: Conservative Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Select Risk: Conservative Investor Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	2.61%
10 Years	4.48
5 Years	4.54
1 Year	-2.53

Class C Shares
Inception (4/5/05)	2.56%
10 Years	4.44
5 Years	4.97
1 Year	1.43

Class R Shares
Inception (4/5/05)	2.67%
10 Years	4.81
5 Years	5.46
1 Year	2.84

Class Y Shares
Inception (4/5/05)	3.24%
10 Years	5.34
5 Years	6.00
1 Year	3.38

Class R5 Shares
10 Years	5.16%
5 Years	5.91
1 Year	3.38

Class R6 Shares
10 Years	5.16%
5 Years	5.91
1 Year	3.37

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppen-heimer Portfolio Series: Conservative Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Conservative Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures re-

flect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Select Risk: Conservative Investor Fund

Supplemental Information

Invesco Select Risk: Conservative Investor Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI All Country World Index and 80% Bloomberg Global Aggregate Index, Hedged.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5 Invesco Select Risk: Conservative Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Fixed Income Funds	75.65%
Equity Funds	18.54
Alternative Funds	5.28
Money Market Funds	0.53

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

6                                    Invesco Select Risk: Conservative Investor Fund

Schedule of Investments

December 31, 2021

Invesco Select Risk: Conservative Investor Fund

Schedule of Investments in Affiliated Issuers–99.60%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)		Realized Gain (Loss)		Dividend Income	Shares 12/31/21	Value 12/31/21

Alternative Funds–5.26%
Invesco Fundamental Alternatives Fund, Class R6	-	$13,986,535	$-	$(14,154,114)	$(16,558	) $	184,137		$-	-	$-

Invesco Global Real Estate Income Fund, Class R6	2.01%	10,227,659	977,702	(3,461,008)	1,293,293		453,741		239,156	948,191	9,491,387

Invesco Macro Allocation Strategy Fund, Class R6	3.25%	14,661,433	5,632,050	(4,012,128)	(952,511)		593,818		851,356	1,805,108	15,397,574

Invesco Master Event-Linked Bond Fund, Class R6	-	3,960,574	101,705	(3,502,539)	1,018,436		(1,578,176)		97,359	-	-

Total Alternative Funds		42,836,201	6,711,457	(25,129,789)	1,342,660		(346,480)		1,187,871		24,888,961

Domestic Equity Funds–10.91%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.95%	10,845,900	2,048,473	(4,281,940)	(148,108)		1,998,872		-	252,094	9,221,620

Invesco Main Street Small Cap Fund, Class R6	1.51%	-	9,506,870	(2,282,940)	(103,390)		568,650		6,211	334,119	7,136,773

Invesco Russell 1000 Dynamic Multifactor ETF	1.77%	18,608,499	208,330	(13,995,579)	(1,863,928)		5,397,582		121,660	164,791	8,354,904

Invesco S&P 500® Low Volatility ETF	1.98%	11,341,029	-	(4,075,351)	1,525,672		570,468		178,484	136,410	9,361,818

Invesco S&P 500® Pure Growth ETF	2.47%	19,781,494	300,259	(12,143,779)	1,133,300		2,629,868		653	55,503	11,701,142

Invesco S&P 500® Pure Value ETF	1.23%	18,173,537	374,767	(17,188,643)	(1,236,195)		5,713,753		197,785	72,216	5,837,219

Total Domestic Equity Funds		78,750,459	12,438,699	(53,968,232)	(692,649)		16,879,193		504,793		51,613,476

Fixed Income Funds–75.34%
Invesco 1-30 Laddered Treasury ETF	11.81%	-	70,386,389	(16,594,174)	1,727,292		365,232		558,655	1,528,576	55,884,739

Invesco Core Plus Bond Fund, Class R6	17.39%	115,621,032	6,013,182	(35,834,737)	(2,363,249)		(332,006)		2,028,894	7,453,964	82,291,759

Invesco Fundamental High Yield® Corporate Bond ETF	6.46%	35,190,716	5,770,875	(10,375,921)	(164,669)		167,538		1,144,398	1,575,105	30,588,539

Invesco Income Fund, Class R6(b)	3.73%	29,738,894	1,068,521	(13,529,100)	(930,376)		1,313,398		723,762	2,241,690	17,642,100

Invesco International Bond Fund, Class R6	6.88%	77,383,125	5,978,879	(43,374,219)	(9,184,537)		2,994,734		159,638	6,383,464	32,555,668

Invesco Master Loan Fund, Class R6	7.71%	46,707,873	1,821,427	(13,666,994)	2,834,836		(1,239,489)		1,788,493	2,267,789	36,457,653

Invesco Taxable Municipal Bond ETF	13.94%	74,498,238	10,193,760	(17,769,322)	(714,407)		(274,854)		1,886,665	2,000,407	65,933,415

Invesco Variable Rate Investment Grade ETF	7.42%	45,693,665	935,846	(11,636,235)	(2,249)		137,129		312,813	1,401,762	35,128,156

Total Fixed Income Funds		424,833,543	102,168,879	(162,780,702)	(8,797,359)		3,131,682		8,603,318		356,482,029

Foreign Equity Funds–7.56%
Invesco Developing Markets Fund, Class R6	2.40%	-	16,405,287	(3,396,787)	(1,775,484)		659,347		61,400	241,608	11,355,550

Invesco Global Infrastructure Fund, Class R6	0.77%	4,152,129	74,947	(1,210,003)	475,451		170,312		74,947	283,282	3,662,836

Invesco International Select Equity Fund, Class R6	2.41%	11,772,020	4,576,643	(2,575,945)	(2,446,183)		329,750		45,735	901,661	11,406,016

Invesco S&P International Developed Low Volatility ETF	1.98%	11,519,699	151,526	(2,986,296)	414,680		248,801		321,730	292,870	9,348,410

Total Foreign Equity Funds		27,443,848	21,208,403	(10,169,031)	(3,331,536)		1,408,210		503,812		35,772,812

Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.15%	1,233,888	46,417,753	(46,926,430)	-		-		238	725,211	725,211

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.20%	1,651,899	33,071,774	(33,783,798)	85		(228)		197	939,544	939,732

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.18%	1,410,158	53,048,860	(53,630,205)	-		-		102	828,813	828,813

Total Money Market Funds		4,295,945	132,538,387	(134,340,433)	85		(228)		537		2,493,756

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $454,018,019)	99.60%	$578,159,996	$275,065,825	$(386,388,187)	$(11,478,799	)(d)	$21,072,377	(d)(e)	$10,800,331		$471,251,034

OTHER ASSETS LESS LIABILITIES	0.40%										1,904,846

NET ASSETS	100.00%										$473,155,880

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Select Risk: Conservative Investor Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Core Plus Bond Fund	$812,464
Invesco Developing Markets Fund	536,813
Invesco Discovery Mid Cap Growth Fund	1,241,577
Invesco International Select Equity Fund	250,269
Invesco Macro Allocation Strategy Fund	525,088
Invesco Main Street Small Cap Fund	552,417

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	5	March-2022	$1,189,625	$ 24,815	$24,815

Interest Rate Risk

Canada 10 Year Bonds	45	March-2022	5,073,639	151,547	151,547

EURO-BTP	54	March-2022	9,038,025	(170,297)	(170,297)

Euro Bund	32	March-2022	6,243,350	(104,924)	(104,924)

EURO-OAT	59	March-2022	10,959,026	(190,095)	(190,095)

Japan 10 Year Bonds	29	March-2022	38,217,074	(100,843)	(100,843)

Long Gilt	72	March-2022	12,172,204	63,346	63,346

Subtotal				(351,266)	(351,266)

Total Futures Contracts				$(326,451)	$(326,451)

(a)	Futures contracts collateralized by $959,699 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:

Investments in affiliated underlying funds, at value (Cost $454,018,019)	$471,251,034
Other investments:
Variation margin receivable – futures contracts	186,130
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	959,699
Cash	16,315
Receivable for:
Investments sold - affiliated underlying funds	1,541,290
Dividends - affiliated underlying funds	39
Fund shares sold	487,607
Investment for trustee deferred compensation and retirement plans	41,812
Other assets	42,893
Total assets	474,526,819

Liabilities:
Payable for:
Fund shares reacquired	1,043,510
Accrued fees to affiliates	241,352
Accrued trustees’ and officers’ fees and benefits	6,125
Accrued other operating expenses	38,140
Trustee deferred compensation and retirement plans	41,812
Total liabilities	1,370,939
Net assets applicable to shares outstanding	$473,155,880

Net assets consist of:

Shares of beneficial interest	$450,839,657
Distributable earnings	22,316,223
$473,155,880

Net Assets:

Class A	$357,004,310
Class C	$59,280,653
Class R	$49,057,014
Class Y	$7,785,193
Class R5	$10,392
Class R6	$18,318

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	36,116,497
Class C	6,064,582
Class R	4,974,215
Class Y	784,259
Class R5	1,053
Class R6	1,855

Class A:
Net asset value per share	$9.88
Maximum offering price per share (Net asset value of $9.88 ÷ 94.50%)	$10.46
Class C:
Net asset value and offering price per share	$9.77
Class R:
Net asset value and offering price per share	$9.86
Class Y:
Net asset value and offering price per share	$9.93
Class R5:
Net asset value and offering price per share	$9.87
Class R6:
Net asset value and offering price per share	$9.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco Select Risk: Conservative Investor Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds	$10,800,331

Expenses:
Custodian fees	8,681
Distribution fees:
Class A	982,143
Class C	637,745
Class R	247,998
Transfer agent fees – A, C, R and Y	668,158
Transfer agent fees – R5	10
Transfer agent fees – R6	17
Trustees’ and officers’ fees and benefits	28,696
Registration and filing fees	97,386
Professional services fees	49,655
Other	60,055
Total expenses	2,780,544
Less: Expenses reimbursed and/or expense offset arrangement(s)	(240,904)
Net expenses	2,539,640
Net investment income	8,260,691

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	17,511,760
Foreign currencies	39
Futures contracts	(711,466)
Capital gain distributions from affiliated underlying fund shares	3,918,627
20,718,960
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(11,814,850)
Foreign currencies	(64,158)
Futures contracts	(579,107)
(12,458,115)
Net realized and unrealized gain	8,260,845
Net increase in net assets resulting from operations	$16,521,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                    Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:

Net investment income	$8,260,691	$9,317,781

Net realized gain	20,718,960	30,134,961

Change in net unrealized appreciation (depreciation)	(12,458,115)	2,686,700

Net increase in net assets resulting from operations	16,521,536	42,139,442

Distributions to shareholders from distributable earnings:

Class A	(16,015,519)	(9,106,360)

Class C	(2,221,005)	(1,084,172)

Class R	(2,048,476)	(956,249)

Class Y	(364,777)	(206,906)

Class R5	(523)	(251)

Class R6	(895)	(251)

Total distributions from distributable earnings	(20,651,195)	(11,354,189)

Share transactions–net:

Class A	(91,535,827)	12,699,579

Class C	(8,582,614)	(24,711,856)

Class R	(1,783,064)	(173,607)

Class Y	(982,778)	152,309

Class R6	8,132	—

Net increase (decrease) in net assets resulting from share transactions	(102,876,151)	(12,033,575)

Net increase (decrease) in net assets	(107,005,810)	18,751,678

Net assets:

Beginning of year	580,161,690	561,410,012

End of year	$473,155,880	$580,161,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                                    Invesco Select Risk: Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover(e)
Class A
Year ended 12/31/21	$10.03	$0.17	$0.14	$0.31	$(0.35)	$(0.11)	$(0.46)	$9.88	3.11	%(f)	$357,004	0.37	%(f)	0.42	%(f)	1.68	%(f)	27%
Year ended 12/31/20	9.46	0.18	0.60	0.78	(0.21)	-	(0.21)	10.03	8.29	(f)	451,258	0.33	(f)	0.43	(f)	1.85	(f)	80
Eleven months ended 12/31/19	9.31	0.21	0.56	0.77	(0.33)	(0.29)	(0.62)	9.46	8.26		415,244	0.43	(g)	0.53	(g)	2.39	(g)	6
Year ended 01/31/19	9.67	0.22	(0.37)	(0.15)	(0.21)	-	(0.21)	9.31	(1.49)		396,318	0.42		0.52		2.35		45
Year ended 01/31/18	9.02	0.17	0.69	0.86	(0.21)	-	(0.21)	9.67	9.53		445,732	0.42		0.53		1.82		7
Year ended 01/31/17	8.54	0.20	0.47	0.67	(0.19)	-	(0.19)	9.02	7.92		428,722	0.44		0.54		2.22		9
Class C
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31		59,281	1.13		1.18		0.92		27
Year ended 12/31/20	9.35	0.10	0.61	0.71	(0.14)	-	(0.14)	9.92	7.55		68,581	1.09		1.19		1.09		80
Eleven months ended 12/31/19	9.20	0.14	0.55	0.69	(0.25)	(0.29)	(0.54)	9.35	7.48		88,939	1.19	(g)	1.29	(g)	1.63	(g)	6
Year ended 01/31/19	9.56	0.15	(0.38)	(0.23)	(0.13)	-	(0.13)	9.20	(2.30)		125,385	1.17		1.27		1.60		45
Year ended 01/31/18	8.92	0.10	0.67	0.77	(0.13)	-	(0.13)	9.56	8.69		139,290	1.17		1.28		1.06		7
Year ended 01/31/17	8.43	0.13	0.48	0.61	(0.12)	-	(0.12)	8.92	7.28		147,359	1.19		1.29		1.47		9
Class R
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84		49,057	0.63		0.68		1.42		27
Year ended 12/31/20	9.44	0.15	0.61	0.76	(0.19)	-	(0.19)	10.01	8.03		51,481	0.59		0.69		1.59		80
Eleven months ended 12/31/19	9.29	0.19	0.55	0.74	(0.30)	(0.29)	(0.59)	9.44	7.99		49,017	0.68	(g)	0.78	(g)	2.13	(g)	6
Year ended 01/31/19	9.65	0.20	(0.37)	(0.17)	(0.19)	-	(0.19)	9.29	(1.73)		44,044	0.67		0.77		2.10		45
Year ended 01/31/18	9.01	0.15	0.67	0.82	(0.18)	-	(0.18)	9.65	9.18		45,605	0.66		0.77		1.59		7
Year ended 01/31/17	8.53	0.18	0.47	0.65	(0.17)	-	(0.17)	9.01	7.71		42,716	0.69		0.79		1.99		9
Class Y
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38		7,785	0.13		0.18		1.92		27
Year ended 12/31/20	9.49	0.20	0.63	0.83	(0.24)	-	(0.24)	10.08	8.71		8,821	0.09		0.19		2.09		80
Eleven months ended 12/31/19	9.34	0.23	0.56	0.79	(0.35)	(0.29)	(0.64)	9.49	8.47		8,189	0.19	(g)	0.29	(g)	2.63	(g)	6
Year ended 01/31/19	9.71	0.24	(0.38)	(0.14)	(0.23)	-	(0.23)	9.34	(1.31)		6,671	0.18		0.28		2.59		45
Year ended 01/31/18	9.06	0.20	0.68	0.88	(0.23)	-	(0.23)	9.71	9.78		6,195	0.17		0.28		2.14		7
Year ended 01/31/17	8.57	0.23	0.47	0.70	(0.21)	-	(0.21)	9.06	8.27		5,280	0.19		0.29		2.52		9
Class R5
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38		10	0.10		0.15		1.95		27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	-	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(h)	9.50	0.16	0.43	0.59	(0.35)	(0.29)	(0.64)	9.45	6.30		10	0.15	(g)	0.25	(g)	2.67	(g)	6
Class R6
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37		18	0.10		0.15		1.95		27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	-	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(h)	9.50	0.16	0.44	0.60	(0.36)	(0.29)	(0.65)	9.45	6.31		10	0.07	(g)	0.17	(g)	2.75	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.47% and 0.55% for the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.46%, 0.48%, 0.53% and 0.54% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

13 Invesco Select Risk: Conservative Investor Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and

14 Invesco Select Risk: Conservative Investor Fund

they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through April 30, 2022, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.20% and 0.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May 1, 2022, the Adviser has contractually agreed, through at least April 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively, of the Fund’s average daily net assets. Prior to May 31, 2021, Invesco had contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.10% of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

For the year ended December 31, 2021, the Adviser reimbursed class level expenses of $188,217, $27,333, $20,501, $3,929, $4 and $7 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $62,827 in front-end sales commissions from the sale of Class A shares and $9,019 and $1,870 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily

15 Invesco Select Risk: Conservative Investor Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1-	Prices are determined using quoted prices in an active market for identical assets.
Level 2-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$468,757,278	$–	$–	$468,757,278

Money Market Funds	2,493,756	–	–	2,493,756

Total Investments in Securities	471,251,034	–	–	471,251,034

Other Investments - Assets*

Futures Contracts	239,708	–	–	239,708

Other Investments - Liabilities*

Futures Contracts	(566,159)	–	–	(566,159)

Total Other Investments	(326,451)	–	–	(326,451)

Total Investments	$470,924,583	$–	$–	$470,924,583

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2021:

	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$24,815	$214,893	$239,708

Derivatives not subject to master netting agreements	(24,815)	(214,893)	(239,708)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

	Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(566,159)	$(566,159)

Derivatives not subject to master netting agreements	-	566,159	566,159

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss): Futures contracts	$260,610	$(972,076)	$(711,466)

16 Invesco Select Risk: Conservative Investor Fund

	Location of Gain (Loss) on
	Statement of Operations

	Equity	Interest
	Risk	Rate Risk	Total

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$1,274	$(580,381)	$(579,107)

Total	$261,884	$(1,552,457)	$(1,290,573)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$86,078,721

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $913.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020

Ordinary income*	$20,651,195	$11,354,189

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$4,603,813

Net unrealized appreciation – investments	17,774,626

Net unrealized appreciation (depreciation) – foreign currencies	(24,158)

Temporary book/tax differences	(38,058)

Shares of beneficial interest	450,839,657

Total net assets	$473,155,880

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2021.

17 Invesco Select Risk: Conservative Investor Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $142,527,438 and $252,047,755, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$24,504,819
Aggregate unrealized (depreciation) of investments	(6,730,193)
Net unrealized appreciation of investments	$17,774,626

      Cost of investments for tax purposes is $ 453,149,957.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of foreign currency transactions, distributions and partnerships, on December 31, 2021, undistributed net investment income was increased by $2,267,282, undistributed net realized gain was decreased by $2,220,479 and shares of beneficial interest was decreased by $46,803. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2020(a)		December 31, 2020

	Shares	Amount	Shares	Amount
Sold:
Class A	8,829,161	$90,142,169	6,943,913	$65,709,180
Class C	1,312,657	13,172,393	1,930,745	17,728,957
Class R	940,856	9,573,909	1,377,592	12,870,672
Class Y	328,551	3,353,031	239,075	2,224,344
Class R6	765	7,770	-	-

Issued as reinvestment of dividends:
Class A	1,575,051	15,482,752	890,069	8,874,077
Class C	224,018	2,179,692	108,600	1,070,611
Class R	208,786	2,048,191	96,031	955,442
Class Y	32,815	323,891	18,560	185,785
Class R6	38	374	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	771,456	7,832,170	1,736,145	16,974,667
Class C	(782,269)	(7,832,170)	(1,757,261)	(16,974,667)

Reacquired:
Class A	(20,030,567)	(204,992,918)	(8,510,124)	(78,858,345)
Class C	(1,602,165)	(16,102,529)	(2,879,745)	(26,536,757)
Class R	(1,318,513)	(13,405,164)	(1,525,369)	(13,999,721)
Class Y	(452,556)	(4,659,700)	(244,843)	(2,257,820)
Class R6	(1)	(12)	-	-
Net increase (decrease) in share activity	(9,961,917)	$(102,876,151)	(1,576,612)	$(12,033,575)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

18 Invesco Select Risk: Conservative Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Conservative Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated in the    table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
For the two years ended December 31, 2021 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y.
For the two years ended December 31, 2021 and the period May 24, 2019 (commencement date) through December 31, 2019 for Class R5 and Class R6.

The financial statements of Oppenheimer Portfolio Series Conservative Investor Fund (subsequently renamed Invesco Select Risk: Conservative Investor Fund) as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

19 Invesco Select Risk: Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,007.00	$2.02	$1,023.19	$2.04	0.40%
Class C	1,000.00	1,003.90	5.86	1,019.36	5.90	1.16
Class R	1,000.00	1,005.30	3.34	1,021.88	3.36	0.66
Class Y	1,000.00	1,008.70	0.81	1,024.40	0.82	0.16
Class R5	1,000.00	1,007.70	0.76	1,024.45	0.77	0.15
Class R6	1,000.00	1,007.60	0.76	1,024.45	0.77	0.15

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20 Invesco Select Risk: Conservative Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Qualified Dividend Income*	8.10%
Corporate Dividends Received Deduction*	5.31%
U.S. Treasury Obligations*	3.24%
Qualified Business Income*	0.00%
Business Interest Income*	47.48%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$5,023,951

21 Invesco Select Risk: Conservative Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)

Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President,

OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital

Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice

President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional

(N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice

President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded

Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed

Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice

President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment

Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO

Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and

General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco

Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM

Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset

Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc.

(formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited

and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed

Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco

Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital

Management LLC

			N/A	N/A

T-4                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers-(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc. Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers-(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco Select Risk: Conservative Investor Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSCI-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Select Risk: Growth Investor Fund

Nasdaq:

A: AADAX ∎ C: AADCX ∎ R: AADRX ∎ S: AADSX ∎ Y: AADYX ∎ R5: AADIX ∎ R6: AAESX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Fund Expenses
20	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Select Risk: Growth Investor Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Select Risk: Growth Investor Index, the Fund’s style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.55%
Class C Shares	12.64
Class R Shares	13.24
Class S Shares	13.62
Class Y Shares	13.82
Class R5 Shares	13.84
Class R6 Shares	13.95
Bloomberg Global Aggregate Index, Hedged▼	-1.39
Custom Invesco Select Risk: Growth Investor Index∎	14.36
MSCI All Country World Index▼	18.54
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

    During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and easing of COVID-19-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

    Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

    Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities declined due to COVID-19 concerns and

China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a pre-defined level of risk. From an absolute Fund performance perspective, strategic allocations to the US and international equities produced positive performance and led results. Exposure to large-, mid- and small-cap US equities were the leading contributors to positive absolute performance. In contrast, strategic allocations to emerging markets equities produced negative returns and were the leading detractors from absolute performance.

    From a relative performance perspective, manager selection and an underweight allocation to equities was the leading detractor from relative Fund performance results. Within the allocation to equity, the Invesco International Select Equity Fund, Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund were the leading detractors from relative performance. The Funds delivered negative total returns for the fiscal year and underperformed broader equities as inflation concerns and uncertainty around the Chinese regulatory regime and property market hurt many stocks in the underlying portfolio. The Invesco Macro Allocation Strategy Fund also detracted slightly from relative Fund performance.

    Conversely, style selection in US equity and an underweight allocation to fixed income contributed to relative Fund performance results. The Invesco S&P SmallCap Low Volatility ETF and Invesco Russell 1000 Dynamic Multifactor ETF each posted strong gains for the fiscal year and were the best contributors to relative performance. The Invesco S&P 500 Pure Growth ETF also was a notable contributor, as growth stocks generally outperformed most of the other equity factors. The Fund was underweight in fixed income relative to the benchmark throughout the fiscal year, which also bolstered relative to performance.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    It has been our privilege to oversee Invesco Select Risk: Growth Investor Fund, and we thank you for your continued investment.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Select Risk: Growth Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Select Risk: Growth Investor Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	6.43%
10 Years	8.24
5 Years	8.98
1 Year	7.31

Class C Shares
Inception (4/30/04)	6.42%
10 Years	8.18
5 Years	9.40
1 Year	11.64

Class R Shares
Inception (4/30/04)	6.51%
10 Years	8.57
5 Years	9.94
1 Year	13.24

Class S Shares
Inception (9/25/09)	8.74%
10 Years	8.95
5 Years	10.33
1 Year	13.62

Class Y Shares
Inception (10/3/08)	8.39%
10 Years	9.11
5 Years	10.48
1 Year	13.82

Class R5 Shares
Inception (4/30/04)	7.12%
10 Years	9.21
5 Years	10.58
1 Year	13.84

Class R6 Shares
10 Years	9.03%
5 Years	10.57
1 Year	13.95

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Select Risk: Growth Investor Fund

Supplemental Information

Invesco Select Risk: Growth Investor Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Global Aggregate Index, Hedged.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                                    Invesco Select Risk: Growth Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Equity Funds	78.32%
Fixed Income Funds	15.60
Alternative Funds	5.02
Money Market Funds	1.06

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

6                                    Invesco Select Risk: Growth Investor Fund

Schedule of Investments

December 31, 2021

Invesco Select Risk: Growth Investor Fund

Schedule of Investments in Affiliated Issuers–100.02%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/21	Value 12/31/21

Alternative Funds–5.06%
Invesco Fundamental Alternatives Fund, Class R6	-	$26,253,146	$-	$(26,567,719)	$(128,416)	$442,989	$-	-	$-

Invesco Global Real Estate Income Fund, Class R6	1.85%	21,319,927	977,314	(4,683,164)	3,094,736	288,194	486,831	2,097,603	20,997,007

Invesco Macro Allocation Strategy Fund, Class R6	3.21%	26,774,908	12,057,557	-	(2,314,954)	1,245,319	2,019,110	4,281,068	36,517,511

Invesco Master Event-Linked Bond Fund, Class R6	-	7,013,706	180,108	(6,202,560)	92,606	(1,083,860)	172,262	-	-

Total Alternative Funds		81,361,687	13,214,979	(37,453,443)	743,972	892,642	2,678,203		57,514,518

Domestic Equity Funds–43.00%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.83%	74,682,050	38,279,253	(15,653,713)	1,809,081	14,804,601	-	2,744,757	100,403,223

Invesco Main Street Small Cap Fund, Class R6	8.28%	106,213,845	9,739,449	(37,039,130)	4,567,606	17,250,266	71,315	4,408,507	94,165,710

Invesco Russell 1000 Dynamic Multifactor ETF	7.19%	83,006,379	-	(21,672,738)	13,948,532	6,476,192	865,668	1,612,591	81,758,365

Invesco S&P 500® Low Volatility ETF(b)	6.47%	68,334,182	1,935,986	(11,248,741)	13,030,267	1,545,883	1,234,064	1,072,382	73,597,577

Invesco S&P 500® Pure Growth ETF	4.74%	63,275,332	3,032,977	(27,010,188)	6,463,170	8,222,332	2,416	256,065	53,983,623

Invesco S&P SmallCap Low Volatility ETF	7.49%	99,963,901	-	(38,215,946)	14,247,621	9,226,425	1,023,075	1,636,053	85,222,001

Total Domestic Equity Funds		495,475,689	52,987,665	(150,840,456)	54,066,277	57,525,699	3,196,538		489,130,499

Fixed Income Funds–15.70%
Invesco 1-30 Laddered Treasury ETF	1.99%	-	22,036,362	(105,387)	699,466	89	208,002	618,997	22,630,530

Invesco Core Plus Bond Fund, Class R6	7.35%	83,929,791	7,794,190	(5,090,750)	(2,818,642)	578,617	1,861,527	7,569,578	83,568,140

Invesco Income Fund, Class R6(c)	1.71%	20,003,647	3,927,296	(4,608,178)	131,767	60,247	661,505	2,477,911	19,501,163

Invesco Taxable Municipal Bond ETF(b)	3.69%	30,296,027	12,124,629	(198,010)	(275,207)	(7,421)	1,026,703	1,272,452	41,940,018

Invesco Variable Rate Investment Grade ETF(c)	0.96%	11,457,290	411,950	(936,740)	32,357	1,103	84,934	437,512	10,964,051

Total Fixed Income Funds		145,686,755	46,294,427	(10,939,065)	(2,230,259)	632,635	3,842,671		178,603,902

Foreign Equity Funds–35.80%
Invesco Emerging Markets All Cap Fund, Class R6	3.16%	24,340,678	16,548,230	(763,024)	(4,228,041)	1,325,950	323,847	944,651	35,943,960

Invesco Developing Markets Fund, Class R6	5.15%	24,573,836	44,368,029	(2,532,046)	(8,008,494)	2,705,350	296,970	1,244,900	58,510,292

Invesco Global Fund, Class R6	11.02%	112,903,781	20,373,411	(18,277,917)	8,088,934	10,507,901	-	995,694	125,308,070

Invesco Global Infrastructure Fund, Class R6	1.04%	10,650,372	220,090	(794,212)	1,710,000	56,396	220,090	915,905	11,842,646

Invesco International Select Equity Fund, Class R6	3.48%	36,786,039	10,795,547	(439,568)	(7,621,228)	854,337	148,958	3,127,273	39,560,007

Invesco International Small-Mid Company Fund, Class R6	3.84%	38,065,912	7,709,108	(3,625,137)	1,351,958	4,147,127	165,715	767,820	43,711,969

Invesco RAFI™ Strategic Developed ex-US ETF	2.85%	31,318,591	-	(2,442,680)	3,139,610	589,196	1,151,735	1,069,363	32,423,086

Invesco S&P Emerging Markets Low Volatility ETF	2.26%	24,273,124	-	(1,179,221)	2,538,253	106,681	1,126,656	1,038,275	25,738,837

Invesco S&P International Developed Low Volatility ETF	3.00%	31,490,580	609,277	-	2,057,033	-	1,022,117	1,070,078	34,156,890

Total Foreign Equity Funds		334,402,913	100,623,692	(30,053,805)	(971,975)	20,292,938	4,456,088		407,195,757

Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.16%	2,496,991	37,044,909	(37,721,720)	-	-	399	1,820,180	1,820,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                    Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–100.02%(a)

	% of Net Assets 12/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/21	Value 12/31/21

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)	0.12%	$1,856,660	$26,422,638	$(26,910,507)	$32	$(71	) $	191		1,368,478	$1,368,752

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.18%	2,853,704	42,337,038	(43,110,537)	-	-		169		2,080,205	2,080,205

Total Money Market Funds		7,207,355	105,804,585	(107,742,764)	32	(71)		759			5,269,137

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $938,676,516)	100.02%	1,064,134,399	318,925,348	(337,029,533)	51,608,047	79,343,843		14,174,259			1,137,713,813

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.60%
Invesco Private Government Fund, 0.02%(d)(e)	0.18%	4,087,142	107,426,792	(109,464,992)	-	-		446	(f)	2,048,942	2,048,942

Invesco Private Prime Fund, 0.11%(d)(e)	0.42%	6,130,713	218,062,261	(219,412,618)	-	509		5,800	(f)	4,779,909	4,780,865

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,829,807)	0.60%	10,217,855	325,489,053	(328,877,610)	-	509		6,246			6,829,807

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $945,506,323)	100.62%	$1,074,352,254	$644,414,401	$(665,907,143)	$51,608,047	$79,344,352	(g)(h)	$14,180,505	(g)		$1,144,543,620

OTHER ASSETS LESS LIABILITIES	(0.62)%										(7,099,357)

NET ASSETS	100.00%										$1,137,444,263

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Emerging Markets All Cap Fund	$1,279,833
Invesco Developing Markets Fund	2,596,383
Invesco Discovery Mid Cap Growth Fund	13,518,049
Invesco Global Fund	8,288,040
Invesco International Select Equity Fund	815,120
Invesco International Small-Mid Company Fund	3,936,999
Invesco Main Street Small Cap Fund	6,566,326
Invesco RAFI™ Strategic Developed ex-US ETF	181,631
Invesco Core Plus Bond Fund	825,066
Invesco Macro Allocation Strategy Fund	1,245,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliated underlying funds, at value (Cost $945,506,323)*	$1,144,543,620

Cash	244,467

Receivable for:
Dividends - affiliated underlying funds	17,670

Fund shares sold	329,729

Investment for trustee deferred compensation and retirement plans	174,256

Other assets	51,574

Total assets	1,145,361,316

Liabilities:
Payable for:
Fund shares reacquired	153,856

Collateral upon return of securities loaned	6,829,807

Accrued fees to affiliates	614,792

Accrued other operating expenses	128,570

Trustee deferred compensation and retirement plans	190,028

Total liabilities	7,917,053

Net assets applicable to shares outstanding	$1,137,444,263

Net assets consist of:
Shares of beneficial interest	$895,882,368

Distributable earnings	241,561,895

$1,137,444,263

Net Assets:
Class A	$1,017,510,859

Class C	$54,150,697

Class R	$26,032,072

Class S	$24,254,134

Class Y	$14,853,574

Class R5	$49,064

Class R6	$593,863

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	60,398,109

Class C	3,258,096

Class R	1,549,407

Class S	1,441,733

Class Y	884,506

Class R5	2,898

Class R6	35,073

Class A:
Net asset value per share	$16.85

Maximum offering price per share (Net asset value of $16.85 ÷ 94.50%)	$17.83

Class C:
Net asset value and offering price per share	$16.62

Class R:
Net asset value and offering price per share	$16.80

Class S:
Net asset value and offering price per share	$16.82

Class Y:
Net asset value and offering price per share	$16.79

Class R5:
Net asset value and offering price per share	$16.93

Class R6:
Net asset value and offering price per share	$16.93

*	At December 31, 2021, securities with an aggregate value of $5,406,802 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco Select Risk: Growth Investor Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 151,796)	$14,313,122

Expenses:
Administrative services fees	165,044

Custodian fees	834

Distribution fees:
Class A	2,494,533

Class C	565,131

Class R	120,689

Class S	36,832

Transfer agent fees – A, C, R, S and Y	1,671,586

Transfer agent fees – R5	144

Trustees’ and officers’ fees and benefits	33,798

Registration and filing fees	135,309

Reports to shareholders	108,614

Professional services fees	45,598

Other	23,995

Total expenses	5,402,107

Less: Expense offset arrangement(s)	(1,500)

Net expenses	5,400,607

Net investment income	8,912,515

Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	40,104,010

Capital gain distributions from affiliated underlying fund shares	39,252,766

79,356,776

Change in net unrealized appreciation of affiliated underlying fund shares	51,608,047

Net realized and unrealized gain	130,964,823

Net increase in net assets resulting from operations	$139,877,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                    Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$8,912,515	$8,170,687

Net realized gain	79,356,776	96,705,341

Change in net unrealized appreciation	51,608,047	7,345,082

Net increase in net assets resulting from operations	139,877,338	112,221,110

Distributions to shareholders from distributable earnings:
Class A	(60,863,717)	(98,165,277)

Class C	(2,894,317)	(6,815,985)

Class R	(1,476,979)	(2,169,184)

Class S	(1,492,207)	(2,486,920)

Class Y	(918,692)	(1,144,725)

Class R5	(3,107)	(48,255)

Class R6	(38,398)	(61,584)

Total distributions from distributable earnings	(67,687,417)	(110,891,930)

Share transactions–net:
Class A	5,099,523	56,275,195

Class C	(7,933,298)	(14,377,780)

Class R	3,156,194	672,313

Class S	(1,001,865)	837,895

Class Y	3,587,352	494,302

Class R5	(434,271)	455,236

Class R6	(226,919)	531,649

Net increase in net assets resulting from share transactions	2,246,716	44,888,810

Net increase in net assets	74,436,637	46,217,990

Net assets:
Beginning of year	1,063,007,626	1,016,789,636

End of year	$1,137,444,263	$1,063,007,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                                     Invesco Select Risk: Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover(e)
Class A
Year ended 12/31/21	$15.80	$0.14	$1.98	$2.12	$(0.25)	$(0.82)	$(1.07)	$16.85	13.55%	$1,017,511	0.45%		0.45%		0.83%		19%
Year ended 12/31/20	15.79	0.14	1.71	1.85	(0.27)	(1.57)	(1.84)	15.80	11.87	948,121	0.47		0.47		0.92		90
Year ended 12/31/19	14.37	0.28	2.68	2.96	(0.22)	(1.32)	(1.54)	15.79	20.59	889,968	0.49		0.49		1.76		32
Year ended 12/31/18	16.05	0.20	(1.53)	(1.33)	(0.20)	(0.15)	(0.35)	14.37	(8.27)	739,240	0.50		0.50		1.26		16
Year ended 12/31/17	14.12	0.20	2.02	2.22	(0.29)	–	(0.29)	16.05	15.77	844,780	0.55		0.55		1.32		14
Class C
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20		1.20		0.08		19
Year ended 12/31/20	15.64	0.02	1.70	1.72	(0.19)	(1.57)	(1.76)	15.60	11.09	58,187	1.22		1.22		0.17		90
Year ended 12/31/19	14.26	0.16	2.64	2.80	(0.10)	(1.32)	(1.42)	15.64	19.64	73,066	1.24		1.24		1.01		32
Year ended 12/31/18	15.91	0.08	(1.51)	(1.43)	(0.07)	(0.15)	(0.22)	14.26	(8.95)	118,925	1.25		1.25		0.51		16
Year ended 12/31/17	14.00	0.09	1.99	2.08	(0.17)	–	(0.17)	15.91	14.86	147,229	1.30		1.30		0.57		14
Class R
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70		0.70		0.58		19
Year ended 12/31/20	15.75	0.10	1.71	1.81	(0.23)	(1.57)	(1.80)	15.76	11.64	21,447	0.72		0.72		0.67		90
Year ended 12/31/19	14.34	0.24	2.66	2.90	(0.17)	(1.32)	(1.49)	15.75	20.26	20,690	0.74		0.74		1.51		32
Year ended 12/31/18	16.01	0.16	(1.52)	(1.36)	(0.16)	(0.15)	(0.31)	14.34	(8.49)	18,275	0.75		0.75		1.01		16
Year ended 12/31/17	14.09	0.16	2.01	2.17	(0.25)	–	(0.25)	16.01	15.43	21,598	0.80		0.80		1.07		14
Class S
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35		0.35		0.93		19
Year ended 12/31/20	15.77	0.15	1.72	1.87	(0.29)	(1.57)	(1.86)	15.78	11.98	23,627	0.37		0.37		1.02		90
Year ended 12/31/19	14.35	0.30	2.67	2.97	(0.23)	(1.32)	(1.55)	15.77	20.73	22,788	0.39		0.39		1.86		32
Year ended 12/31/18	16.03	0.22	(1.53)	(1.31)	(0.22)	(0.15)	(0.37)	14.35	(8.17)	20,700	0.40		0.40		1.36		16
Year ended 12/31/17	14.10	0.22	2.02	2.24	(0.31)	–	(0.31)	16.03	15.90	25,358	0.45		0.45		1.42		14
Class Y
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20		0.20		1.08		19
Year ended 12/31/20	15.74	0.17	1.72	1.89	(0.31)	(1.57)	(1.88)	15.75	12.16	10,589	0.22		0.22		1.17		90
Year ended 12/31/19	14.33	0.32	2.67	2.99	(0.26)	(1.32)	(1.58)	15.74	20.86	10,233	0.24		0.24		2.01		32
Year ended 12/31/18	16.02	0.24	(1.54)	(1.30)	(0.24)	(0.15)	(0.39)	14.33	(8.08)	8,271	0.25		0.25		1.51		16
Year ended 12/31/17	14.09	0.24	2.02	2.26	(0.33)	–	(0.33)	16.02	16.08	10,561	0.30		0.30		1.57		14
Class R5
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14		0.14		1.14		19
Year ended 12/31/20	15.86	0.19	1.72	1.91	(0.32)	(1.57)	(1.89)	15.88	12.20	453	0.14		0.14		1.25		90
Year ended 12/31/19	14.42	0.34	2.69	3.03	(0.27)	(1.32)	(1.59)	15.86	21.05	33	0.15		0.15		2.10		32
Year ended 12/31/18	16.12	0.26	(1.56)	(1.30)	(0.25)	(0.15)	(0.40)	14.42	(8.02)	25	0.16		0.16		1.60		16
Year ended 12/31/17	14.17	0.26	2.04	2.30	(0.35)	–	(0.35)	16.12	16.26	25	0.19		0.19		1.68		14
Class R6
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05		0.05		1.23		19
Year ended 12/31/20	15.85	0.19	1.73	1.92	(0.32)	(1.57)	(1.89)	15.88	12.27	584	0.14		0.14		1.25		90
Year ended 12/31/19	14.42	0.34	2.68	3.02	(0.27)	(1.32)	(1.59)	15.85	20.98	11	0.15		0.15		2.10		32
Year ended 12/31/18	16.11	0.26	(1.55)	(1.29)	(0.25)	(0.15)	(0.40)	14.42	(7.96)	10	0.16		0.16		1.60		16
Period ended 12/31/17(f)	14.84	0.19	1.43	1.62	(0.35)	–	(0.35)	16.11	10.94	11	0.20	(g)	0.20	(g)	1.67	(g)	14

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.54%, 0.58%, 0.58%, 0.55% and 0.58% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13 Invesco Select Risk: Growth Investor Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, the Fund paid the Adviser $1,019 in fees for securities lending agent services.

I.	Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small

14 Invesco Select Risk: Growth Investor Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $130,500 in front-end sales commissions from the sale of Class A shares and $24,123 and $2,206 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15 Invesco Select Risk: Growth Investor Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,132,444,676	$-	$-	$1,132,444,676
Money Market Funds	5,269,137	6,829,807	-	12,098,944
Total Investments	$1,137,713,813	$6,829,807	$-	$1,144,543,620

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,500.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020

Ordinary income*	$44,545,753	$27,610,614
Long-term capital gain	23,141,664	83,281,316
Total distributions	$67,687,417	$110,891,930

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$7,101,172

Undistributed long-term capital gain	36,459,427

Net unrealized appreciation - investments	198,112,686

Temporary book/tax differences	(111,390)

Shares of beneficial interest	895,882,368

Total net assets	$1,137,444,263

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2021.

16 Invesco Select Risk: Growth Investor Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $213,120,763 and $229,286,769, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$203,113,840

Aggregate unrealized (depreciation) of investments	(5,001,154)

Net unrealized appreciation of investments	$198,112,686

      Cost of investments for tax purposes is $946,430,934.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on December 31, 2021, undistributed net investment income was increased by $7,331,363 and undistributed net realized gain was decreased by $7,331,363. This reclassification had no effect on the net assets or the distributable earnings of the Fund.

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Class A	5,767,516	$98,495,471	7,550,400	$110,421,587

Class C	532,000	8,906,676	828,152	11,874,273

Class R	330,716	5,633,671	312,909	4,787,434

Class S	28,658	494,736	30,727	452,683

Class Y	360,974	6,177,497	199,589	3,030,442

Class R5	282	4,937	23,476	408,705

Class R6	197,960	3,408,627	33,318	488,312

Issued as reinvestment of dividends:

Class A	3,565,205	58,897,268	6,097,767	95,125,208

Class C	174,949	2,851,658	435,577	6,707,887

Class R	89,676	1,476,971	139,404	2,169,128

Class S	90,463	1,491,736	159,561	2,485,964

Class Y	49,021	806,880	67,938	1,056,429

Class R5	128	2,127	2,974	46,608

Class R6	2,127	35,307	3,849	60,309

Automatic conversion of Class C shares to Class A shares:

Class A	327,512	5,552,372	915,737	14,081,303

Class C	(332,773)	(5,552,372)	(927,951)	(14,081,303)

Reacquired:

Class A	(9,263,372)	(157,845,588)	(10,927,493)	(163,352,903)

Class C	(846,822)	(14,139,260)	(1,275,880)	(18,878,637)

Class R	(231,663)	(3,954,448)	(404,933)	(6,284,249)

Class S	(174,571)	(2,988,337)	(138,260)	(2,100,752)

Class Y	(197,595)	(3,397,025)	(245,418)	(3,592,569)

Class R5	(26,029)	(441,335)	(5)	(77)

Class R6	(201,811)	(3,670,853)	(1,045)	(16,972)

Net increase in share activity	242,551	$2,246,716	2,880,393	$44,888,810

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17 Invesco Select Risk: Growth Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Growth Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18 Invesco Select Risk: Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,035.30	$2.21	$1,023.04	$2.19	0.43%
Class C	1,000.00	1,030.60	6.04	1,019.26	6.01	1.18
Class R	1,000.00	1,033.40	3.49	1,021.78	3.47	0.68
Class S	1,000.00	1,035.20	1.69	1,023.54	1.68	0.33
Class Y	1,000.00	1,036.20	0.92	1,024.30	0.92	0.18
Class R5	1,000.00	1,036.00	1.23	1,024.00	1.22	0.24
Class R6	1,000.00	1,036.90	0.21	1,025.00	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19 Invesco Select Risk: Growth Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$23,141,664
Qualified Dividend Income*	19.98%
Corporate Dividends Received Deduction*	11.51%
U.S. Treasury Obligations*	0.70%
Qualified Business Income*	1.27%
Business Interest Income*	9.53%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$28,924,889

20 Invesco Select Risk: Growth Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified.    Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2                                    Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3                                    Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey -1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaste zr - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco Select Risk: Growth Investor Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GAL-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Select Risk: High Growth Investor Fund

Nasdaq:

A: OAAIX ∎ C: OCAIX ∎ R: ONAIX ∎ Y: OYAIX ∎ R5: PXQIX ∎ R6: PXGGX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

19	Report of Independent Registered Public Accounting Firm

20	Fund Expenses

21	Distribution Information

22	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Select Risk: High Growth Investor Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Select Risk: High Growth Investor Index, the Fund’s style-specific benchmark.

  Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.06%
Class C Shares	14.22
Class R Shares	14.79
Class Y Shares	15.37
Class R5 Shares	15.48
Class R6 Shares	15.48
Bloomberg Global Aggregate Index, Hedged▼	-1.39
Custom Invesco Select Risk: High Growth Investor Index∎	16.44
MSCI All Country World Index▼	18.54
Source(s):▼ RIMES Technologies Corp.;∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

    During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and easing of COVID-19-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

    Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply chain disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

    Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities declined due to COVID-19 concerns and China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a pre-defined level of risk. From an absolute performance perspective, strategic allocations to US equity were the leading contributors to positive performance. Specifically, within US equity, exposures to large-, mid-, small-cap and low volatility equities were the leading contributors to positive absolute performance. Strategic allocations to global real estate also contributed to absolute performance. In contrast, strategic allocations to emerging market equity produced negative total returns and were the leading detractors from absolute performance.

    Relative to the Fund’s custom index, style and manager selection in allocation to equity were the leading detractors from relative performance results. Within the allocation to equity, the Invesco International Select Equity Fund, Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund were the leading detractors from relative performance. These Funds delivered negative total returns in 2021 and substantially underperformed broader equities as uncertainty around inflation and regulatory concerns in China muted investors’ risk appetite. An allocation to Invesco Macro Allocation Strategy Fund also detracted from relative performance results for the fiscal year.

    Conversely, style selection within the allocation to US equities and an underweight allocation to fixed income relative to the custom benchmark benefited relative performance. Within the equity allocation, the Invesco S&P 500® Pure Value ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco S&P 500® Pure Growth ETF were the top contributors to relative performance. US equities performed well as many companies continuously beat earnings expectations throughout the fiscal year. The Invesco Main Street Small Cap Fund® posted a positive return and was also a meaningful contributor to relative performance results.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    It has been our privilege to oversee Invesco Select Risk: High Growth Investor Fund and we thank you for your continued investment.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2                     Invesco Select Risk: High Growth Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.

2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3                     Invesco Select Risk: High Growth Investor Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	7.28%
10 Years	10.41
5 Years	11.19
1 Year	8.76

Class C Shares
Inception (4/5/05)	7.25%
10 Years	10.37
5 Years	11.61
1 Year	13.22

Class R Shares
Inception (4/5/05)	7.40%
10 Years	10.76
5 Years	12.17
1 Year	14.79

Class Y Shares
Inception (4/5/05)	8.00%
10 Years	11.33
5 Years	12.74
1 Year	15.37

Class R5 Shares
10 Years	11.13%
5 Years	12.64
1 Year	15.48

Class R6 Shares
10 Years	11.14%
5 Years	12.67
1 Year	15.48

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Growth investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: High Growth Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Select Risk: High Growth Investor Fund

Supplemental Information

Invesco Select Risk: High Growth Investor Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎	The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI All Country World Index and 10% Bloomberg Global Aggregate Index, Hedged.
∎	The Bloomberg Global Aggregate Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                     Invesco Select Risk: High Growth Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Equity Funds	88.14%
Fixed Income Funds	6.06
Alternative Funds	5.03
Money Market Funds	0.77

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

6                     Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund

Schedule of Investments in Affiliated Issuers-99.92%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/21	12/31/21

Alternative Funds-5.03%
Invesco Fundamental Alternatives Fund, Class R6	-	$21,834,962	$-	$(22,096,590)	$(316,092)	$577,720	$-	-	$-

Invesco Global Real Estate Income Fund, Class R6	1.81%	15,380,602	728,839	(1,782,724)	2,408,455	263,993	382,631	1,698,219	16,999,165

Invesco Macro Allocation Strategy Fund, Class R6	3.22%	22,256,704	11,188,186	(1,188,647)	(1,937,219)	1,057,446	1,677,642	3,557,064	30,341,757

Invesco Master Event-Linked Bond Fund, Class R6	-	5,904,235	151,617	(5,221,401)	298,381	(1,132,832)	145,020	-	-

Total Alternative Funds		65,376,503	12,068,642	(30,289,362)	453,525	766,327	2,205,293		47,340,922

Domestic Equity Funds-48.76%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.79%	81,843,124	26,939,744	(20,455,434)	2,137,487	14,040,755	-	2,517,903	92,104,894

Invesco Main Street Small Cap Fund, Class R6	9.75%	90,532,074	10,135,111	(21,206,610)	7,527,166	11,395,020	72,560	4,294,561	91,731,825

Invesco Russell 1000 Dynamic Multifactor ETF(b)	8.30%	74,583,341	209,179	(15,714,842)	12,836,919	6,211,872	801,517	1,540,956	78,126,469

Invesco S&P 500® Low Volatility ETF	6.69%	57,445,636	3,798,806	(10,579,026)	11,180,174	1,126,690	1,021,190	917,562	62,972,280

Invesco S&P 500® Pure Growth ETF	5.14%	71,910,948	882,909	(38,627,915)	6,158,750	8,020,761	2,308	229,321	48,345,453

Invesco S&P SmallCap Low Volatility ETF	9.09%	89,689,478	845,434	(27,022,627)	15,755,336	6,342,190	990,906	1,643,498	85,609,811

Total Domestic Equity Funds		466,004,601	42,811,183	(133,606,454)	55,595,832	47,137,288	2,888,481		458,890,732

Fixed Income Funds-6.06%
Invesco 1-30 Laddered Treasury ETF	2.03%	-	19,925,274	(1,453,061)	567,702	47,257	171,277	522,078	19,087,172

Invesco Core Plus Bond Fund, Class R6	4.03%	34,915,561	7,388,036	(3,140,895)	(1,115,130)	252,047	811,964	3,435,252	37,925,185

Total Fixed Income Funds		34,915,561	27,313,310	(4,593,956)	(547,428)	299,304	983,241		57,012,357

Foreign Equity Funds-39.43%
Invesco Emerging Markets All Cap Fund, Class R6	3.40%	22,586,038	14,584,922	(1,370,547)	(3,884,575)	1,233,961	303,169	839,729	31,951,687

Invesco Developing Markets Fund, Class R6	4.96%	25,536,696	32,403,493	(4,814,106)	(6,547,362)	2,273,684	252,223	992,495	46,647,242

Invesco Global Fund, Class R6	11.81%	109,949,148	8,199,085	(16,300,644)	5,571,842	11,098,276	-	883,314	111,165,102

Invesco Global Infrastructure Fund, Class R6	1.03%	8,782,910	215,908	(735,172)	1,419,287	57,917	181,885	753,353	9,740,850

Invesco International Select Equity Fund, Class R6	3.94%	35,378,992	10,035,336	(970,320)	(7,355,219)	802,961	148,673	2,931,082	37,078,186

Invesco International Small-Mid Company Fund, Class R6	4.32%	37,153,996	7,158,409	(5,225,754)	1,142,444	4,124,110	154,252	714,711	40,688,519

Invesco RAFI™ Strategic Developed ex-US ETF	3.95%	35,592,803	1,256,532	(3,732,710)	3,154,298	1,106,523	1,295,779	1,225,898	37,169,227

Invesco S&P Emerging Markets Low Volatility ETF	2.48%	22,312,856	154,566	(1,571,658)	2,234,054	230,791	1,030,133	942,340	23,360,609

Invesco S&P International Developed Low Volatility ETF	3.54%	29,619,863	3,570,311	(1,939,714)	1,977,591	61,094	995,367	1,042,893	33,289,145

Total Foreign Equity Funds		326,913,302	77,578,562	(36,660,625)	(2,287,640)	20,989,317	4,361,481		371,090,567

Money Market Funds-0.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.21%	2,052,347	29,137,356	(29,205,733)	-	-	348	1,983,970	1,983,970

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.19%	1,945,044	20,812,397	(20,975,566)	(20)	(37)	230	1,781,462	1,781,818

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.24%	2,345,539	33,299,835	(33,377,980)	-	-	146	2,267,394	2,267,394

Total Money Market Funds		6,342,930	83,249,588	(83,559,279)	(20)	(37)	724		6,033,182

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $701,705,942)	99.92%	899,552,897	243,021,285	(288,709,676)	53,214,269	69,192,199	10,439,220		940,367,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)

Schedule of Investments in Affiliated Issuers-99.92%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/21	12/31/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 0.02%(c)(d)	0.04%	$-	$20,208,495	$(19,833,723)	$-	$-		$65	(e)	374,772	$374,772

Invesco Private Prime Fund, 0.11%(c)(d)	0.09%	-	47,127,537	(46,249,899)	-	(3,171)		797	(e)	874,292	874,467

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,249,239)	0.13%	-	67,336,032	(66,083,622)	-	(3,171)		862			1,249,239

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $702,955,181)	100.05%	$899,552,897	$310,357,317	$(354,793,298)	$53,214,269	$69,189,028	(f)(g)	$10,440,082	(f)		$941,616,999

OTHER ASSETS LESS LIABILITIES	(0.05)%										(491,713)

NET ASSETS	100.00%										$941,125,286

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Plus Bond Fund	$374,434
Invesco Emerging Markets All Cap Fund	1,198,112
Invesco Developing Markets Fund	2,205,163
Invesco Discovery Mid Cap Growth Fund	12,400,782
Invesco Global Fund	7,352,605
Invesco International Select Equity Fund	813,564
Invesco International Small-Mid Company Fund	3,664,686
Invesco Macro Allocation Strategy Fund	1,034,713
Invesco Main Street Small Cap Fund	6,650,936
Invesco RAFI™ Strategic Developed ex-US ETF	208,219

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Equity Risk

E-Mini S&P 500 Index	27	March-2022	$6,423,975	$134,000	$134,000

MSCI Emerging Markets Index	6	March-2022	367,890	3,258	3,258

Nikkei 225 Index	1	March-2022	250,195	1,387	1,387

S&P/ASX 200 Index	1	March-2022	133,633	1,672	1,672

S&P/TSX 60 Index	1	March-2022	202,522	3,452	3,452

STOXX Europe 600 Index	28	March-2022	775,432	28,453	28,453

Total Futures Contracts				$172,222	$172,222

(a)	Futures contracts collateralized by $451,516 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliated underlying funds, at value (Cost $702,955,181)*	$941,616,999

Other investments:
Variation margin receivable – futures contracts	116,418

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	451,516

Cash	234,466

Receivable for:
Dividends - affiliated underlying funds	7,244

Fund shares sold	716,082

Investment for trustee deferred compensation and retirement plans	52,948

Other assets	43,143

Total assets	943,238,816

Liabilities:
Payable for:
Fund shares reacquired	350,912

Collateral upon return of securities loaned	1,249,239

Accrued fees to affiliates	399,765

Accrued trustees’ and officers’ fees and benefits	8,744

Accrued other operating expenses	51,922

Trustee deferred compensation and retirement plans	52,948

Total liabilities	2,113,530

Net assets applicable to shares outstanding	$941,125,286

Net assets consist of:
Shares of beneficial interest	$670,309,116

Distributable earnings	270,816,170

$941,125,286

Net Assets:
Class A	$736,133,955

Class C	$104,723,040

Class R	$87,346,422

Class Y	$12,552,877

Class R5	$9,688

Class R6	$359,304

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,682,326

Class C	6,777,582

Class R	5,428,056

Class Y	772,851

Class R5	602

Class R6	22,333

Class A:
Net asset value per share	$16.11

Maximum offering price per share (Net asset value of $16.11 ÷ 94.50%)	$17.05

Class C:
Net asset value and offering price per share	$15.45

Class R:
Net asset value and offering price per share	$16.09

Class Y:
Net asset value and offering price per share	$16.24

Class R5:
Net asset value and offering price per share	$16.09

Class R6:
Net asset value and offering price per share	$16.09

*	At December 31, 2021, security with a value of $1,221,870 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Select Risk: High Growth Investor Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 20,622)	$9,475,582

Interest	129

Total investment income	9,475,711

Expenses:
Custodian fees	6,358

Distribution fees:
Class A	1,775,824

Class C	1,056,222

Class R	419,520

Transfer agent fees – A, C, R and Y	1,236,526

Transfer agent fees – R5	4

Transfer agent fees – R6	127

Trustees’ and officers’ fees and benefits	31,385

Registration and filing fees	102,487

Professional services fees	45,629

Other	(18,370)

Total expenses	4,655,712

Less: Expense offset arrangement(s)	(1,884)

Net expenses	4,653,828

Net investment income	4,821,883

Realized and unrealized gain (loss) from:
Net realized gain from:
Affiliated underlying fund shares	34,309,352

Foreign currencies	60

Futures contracts	1,638,907

Capital gain distributions from affiliated underlying fund shares	35,903,214

71,851,533

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	53,214,269

Foreign currencies	(20,515)

Futures contracts	11,448

53,205,202

Net realized and unrealized gain	125,056,735

Net increase in net assets resulting from operations	$129,878,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$4,821,883	$3,935,927

Net realized gain	71,851,533	130,790,648

Change in net unrealized appreciation (depreciation)	53,205,202	(31,977,679)

Net increase in net assets resulting from operations	129,878,618	102,748,896

Distributions to shareholders from distributable earnings:
Class A	(48,416,741)	(112,443,328)

Class C	(6,414,634)	(19,858,674)

Class R	(5,533,480)	(12,611,632)

Class Y	(857,944)	(2,208,552)

Class R5	(719)	(1,793)

Class R6	(26,643)	(1,798)

Total distributions from distributable earnings	(61,250,161)	(147,125,777)

Share transactions–net:
Class A	(20,803,215)	77,539,560

Class C	(7,769,991)	(15,195,137)

Class R	3,374,905	14,635,149

Class Y	(1,378,039)	(7,472,987)

Class R6	342,426	12

Net increase (decrease) in net assets resulting from share transactions	(26,233,914)	69,506,597

Net increase in net assets	42,394,543	25,129,716

Net assets:
Beginning of year	898,730,743	873,601,027

End of year	$941,125,286	$898,730,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Select Risk: High Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Year ended 12/31/21	$15.01	$0.10	$2.14	$2.24	$(0.28)	$(0.86)	$(1.14)	$16.11	15.06	%(f)	$736,134	0.39	%(f)	0.39	%(f)	0.62	%(f)	17%
Year ended 12/31/20	15.84	0.09	2.01	2.10	(0.10)	(2.83)	(2.93)	15.01	13.52	(f)	702,842	0.42	(f)	0.42	(f)	0.62	(f)	70
Eleven months ended 12/31/19	16.13	0.19	2.53	2.72	(0.18)	(2.83)	(3.01)	15.84	16.94		657,555	0.46	(g)	0.46	(g)	1.21	(g)	31
Year ended 01/31/19	19.46	0.11	(2.31)	(2.20)	(0.18)	(0.95)	(1.13)	16.13	(10.71)		574,046	0.45		0.45		0.62		38
Year ended 01/31/18	15.59	0.07	4.24	4.31	(0.27)	(0.17)	(0.44)	19.46	27.83		674,845	0.46		0.47		0.42		8
Year ended 01/31/17	13.99	0.14	1.74	1.88	(0.16)	(0.12)	(0.28)	15.59	13.52		537,926	0.48		0.48		0.93		6
Class C
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22		104,723	1.15		1.15		(0.14)		17
Year ended 12/31/20	15.37	(0.02)	1.93	1.91	(0.02)	(2.83)	(2.85)	14.43	12.66		104,858	1.18		1.18		(0.14)		70
Eleven months ended 12/31/19	15.71	0.07	2.46	2.53	(0.04)	(2.83)	(2.87)	15.37	16.16		127,666	1.22	(g)	1.22	(g)	0.45	(g)	31
Year ended 01/31/19	18.96	(0.02)	(2.24)	(2.26)	(0.04)	(0.95)	(0.99)	15.71	(11.39)		169,142	1.20		1.20		(0.13)		38
Year ended 01/31/18	15.21	(0.06)	4.12	4.06	(0.14)	(0.17)	(0.31)	18.96	26.83		212,996	1.21		1.22		(0.36)		8
Year ended 01/31/17	13.65	0.02	1.71	1.73	(0.05)	(0.12)	(0.17)	15.21	12.71		180,365	1.23		1.23		0.16		6
Class R
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79		87,346	0.65		0.65		0.36		17
Year ended 12/31/20	15.83	0.05	2.00	2.05	(0.06)	(2.83)	(2.89)	14.99	13.22		78,109	0.68		0.68		0.36		70
Eleven months ended 12/31/19	16.11	0.15	2.53	2.68	(0.13)	(2.83)	(2.96)	15.83	16.72		66,628	0.72	(g)	0.72	(g)	0.96	(g)	31
Year ended 01/31/19	19.44	0.07	(2.31)	(2.24)	(0.14)	(0.95)	(1.09)	16.11	(10.97)		56,312	0.70		0.70		0.37		38
Year ended 01/31/18	15.59	0.04	4.21	4.25	(0.23)	(0.17)	(0.40)	19.44	27.44		59,559	0.71		0.72		0.22		8
Year ended 01/31/17	13.98	0.10	1.75	1.85	(0.12)	(0.12)	(0.24)	15.59	13.31		45,222	0.73		0.73		0.68		6
Class Y
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37		12,553	0.15		0.15		0.86		17
Year ended 12/31/20	15.93	0.13	2.03	2.16	(0.14)	(2.83)	(2.97)	15.12	13.82		12,904	0.18		0.18		0.86		70
Eleven months ended 12/31/19	16.20	0.23	2.55	2.78	(0.22)	(2.83)	(3.05)	15.93	17.24		21,733	0.22	(g)	0.22	(g)	1.46	(g)	31
Year ended 01/31/19	19.55	0.16	(2.33)	(2.17)	(0.23)	(0.95)	(1.18)	16.20	(10.50)		21,582	0.21		0.21		0.87		38
Year ended 01/31/18	15.67	0.13	4.23	4.36	(0.31)	(0.17)	(0.48)	19.55	28.04		25,773	0.22		0.23		0.72		8
Year ended 01/31/17	14.05	0.18	1.76	1.94	(0.20)	(0.12)	(0.32)	15.67	13.88		19,517	0.23		0.23		1.18		6
Class R5
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48		10	0.06		0.06		0.95		17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.83		9	0.14		0.14		0.90		70
Period ended 12/31/19(h)	16.60	0.16	2.12	2.28	(0.23)	(2.83)	(3.06)	15.82	13.83		10	0.14	(g)	0.14	(g)	1.53	(g)	31
Class R6
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48		359	0.06		0.06		0.95		17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.87		9	0.10		0.14		0.94		70
Period ended 12/31/19(h)	16.60	0.17	2.12	2.29	(0.24)	(2.83)	(3.07)	15.82	13.90		10	0.10	(g)	0.10	(g)	1.58	(g)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.55% and 0.64% for the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.67%, 0.71%, 0.70% and 0.70% or the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

13                     Invesco Select Risk: High Growth Investor Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, the Fund paid the Adviser $984 in fees for securities lending agent services.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

14                     Invesco Select Risk: High Growth Investor Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through April 30, 2022, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.15% and 0.10%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May 1, 2022, the Adviser has contractually agreed, through at least April 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

15                     Invesco Select Risk: High Growth Investor Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $138,052 in front-end sales commissions from the sale of Class A shares and $5,874 and $3,446 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$934,334,578	$–	$–	$934,334,578

Money Market Funds	6,033,182	1,249,239	–	7,282,421

Total Investments in Securities	940,367,760	1,249,239	–	941,616,999

Other Investments - Assets*

Futures Contracts	172,222	–	–	172,222

Total Investments	$940,539,982	$1,249,239	$–	$941,789,221

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2021:

Value

Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$ 172,222

Derivatives not subject to master netting agreements	(172,222)

Total Derivative Assets subject to master netting agreements	$ -

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

16                     Invesco Select Risk: High Growth Investor Fund

Effect of Derivative Investments for the year ended December 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Equity
Risk

Realized Gain:
Futures contracts	$1,638,907

Change in Net Unrealized Appreciation:
Futures contracts	11,448

Total	$1,650,355

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$7,474,689

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,884.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020

Ordinary income*	$34,162,974	$4,401,012

Long-term capital gain	27,087,187	142,724,765

Total distributions	$61,250,161	$147,125,777

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$562,745

Undistributed long-term capital gain	33,034,899

Net unrealized appreciation – investments	237,287,593

Net unrealized appreciation (depreciation) – foreign currencies	(17,957)

Temporary book/tax differences	(51,110)

Shares of beneficial interest	670,309,116

Total net assets	$941,125,286

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and partnerships.

17                     Invesco Select Risk: High Growth Investor Fund

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $159,771,697 and $205,150,396, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$241,227,247

Aggregate unrealized (depreciation) of investments	(3,939,654)

Net unrealized appreciation of investments	$237,287,593

Cost of investments for tax purposes is $704,501,628.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of return of capital and distributions, on December 31, 2021, undistributed net investment income was increased by $8,441,615, undistributed net realized gain was decreased by $8,101,001 and shares of beneficial interest was decreased by $340,614. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended December 31, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	3,768,609	$61,352,978	3,766,213	$55,731,468

Class C	1,005,459	15,743,648	1,172,018	16,664,301

Class R	939,898	15,314,471	1,013,843	15,038,771

Class Y	264,687	4,366,110	295,588	4,450,502

Class R6	22,296	352,221	1	10

Issued as reinvestment of dividends:

Class A	3,028,393	47,727,446	7,476,052	110,643,287

Class C	421,757	6,372,745	1,385,200	19,711,412

Class R	350,594	5,518,320	852,647	12,604,454

Class Y	46,943	745,454	132,110	1,968,440

Class R6	1,648	25,924	-	2

Automatic conversion of Class C shares to Class A shares:

Class A	668,770	10,916,017	1,600,717	23,715,740

Class C	(697,889)	(10,916,017)	(1,661,206)	(23,715,740)

Reacquired:
Class A	(8,607,620)	(140,799,656)	(7,535,932)	(112,550,935)

Class C	(1,217,054)	(18,970,367)	(1,935,574)	(27,855,110)

Class R	(1,073,025)	(17,457,886)	(865,742)	(13,008,076)

Class Y	(392,338)	(6,489,603)	(938,427)	(13,891,929)

Class R6	(2,214)	(35,719)	-	-

Net increase (decrease) in share activity	(1,471,086)	$(26,233,914)	4,757,508	$69,506,597

18                     Invesco Select Risk: High Growth Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: High Growth Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: High Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
For the two years ended December 31, 2021 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y.
For the two years ended December 31, 2021 and the period May 24, 2019 (commencement date) through December 31, 2019 for Class R5 and Class R6.

The financial statements of Oppenheimer Portfolio Series Growth Investor Fund (subsequently renamed Invesco Select Risk: High Growth Investor Fund) as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

19                     Invesco Select Risk: High Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,040.40	$1.85	$1,023.39	$1.84	0.36%
Class C	1,000.00	1,036.60	5.75	1,019.56	5.70	1.12
Class R	1,000.00	1,039.10	3.19	1,022.08	3.16	0.62
Class Y	1,000.00	1,042.00	0.62	1,024.60	0.61	0.12
Class R5	1,000.00	1,042.20	0.26	1,024.95	0.26	0.05
Class R6	1,000.00	1,042.20	0.26	1,024.95	0.26	0.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20                     Invesco Select Risk: High Growth Investor Fund

Distribution Information

    The following table sets forth on a per share basis the distribution that was paid in December 2021. Included in the table is a written statement of the sources of the distribution on a GAAP basis.

		Gain from
	Net Income	Sale of Securities	Return of Principal	Total Distribution
12/21/2021 Class A	$0.2605	$0.8374	$0.0379	$1.1358
12/21/2021 Class C	$0.1340	$0.8374	$0.0379	$1.0093
12/21/2021 Class R	$0.2173	$0.8374	$0.0379	$1.0926
12/21/2021 Class Y	$0.3014	$0.8374	$0.0379	$1.1767
12/21/2021 Class R5	$0.3185	$0.8374	$0.0379	$1.1938
12/21/2021 Class R6	$0.3185	$0.8374	$0.0379	$1.1938

    Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

21                     Invesco Select Risk: High Growth Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$27,087,187
Qualified Dividend Income*	24.69%
Corporate Dividends Received Deduction*	14.55%
U.S. Treasury Obligations*	0.64%
Qualified Business Income*	0.00%
Business Interest Income*	2.65%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$20,007,145

22                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                     Invesco Select Risk: High Growth Investor Fund

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSGI-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Select Risk: Moderate Investor Fund

Nasdaq:
A:	OAMIX ∎ C: OCMIX ∎ R: ONMIX ∎ S: PXMSX ∎ Y: OYMIX ∎ R5: PXMQX ∎ R6: PXMMX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Fund Expenses

23	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Select Risk: Moderate Investor Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Select Risk: Moderate Investor Index, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.
Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.11%
Class C Shares	9.33
Class R Shares	9.92
Class S Shares	10.22
Class Y Shares	10.40
Class R5 Shares	10.53
Class R6 Shares	10.53
Bloomberg Global Aggregate Index, Hedged▼	-1.39
Custom Invesco Select Risk: Moderate Investor Index∎	10.30
MSCI All Country World Index▼	18.54
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and easing of COVID-19-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply chain disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities declined due to COVID-19 concerns and

China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a pre-defined level of risk. From an absolute performance perspective, strategic allocations to US and international developed equity were the leading contributors to positive performance. Specifically, within US equity, exposures to large-, mid-, small-cap and low volatility equities were the leading contributors to positive absolute performance. Strategic allocations to global real estate also contributed to absolute performance. In contrast, strategic allocations to emerging market equity produced negative total returns and were the leading detractors from absolute performance.

Relative to the Fund’s custom index, style and manager selection in the allocation to emerging markets equity were the leading detractors from relative performance results. Within the allocation the Invesco International Select Equity Fund, Invesco Developing Markets Fund and Invesco Emerging Markets All Cap Fund were the leading detractors from relative performance. These funds delivered negative total returns in 2021 and substantially underperformed broader equities as uncertainty around inflation and regulatory concerns in China muted investors’ risk appetite. An allocation to Invesco S&P International Developed Low Volatility ETF also detracted from relative performance results for the fiscal year.

Conversely, style selection within the allocation to US equities and an underweight allocation to fixed income relative to the custom benchmark benefited relative performance.

Within the equity allocation, the Invesco S&P SmallCap Low Volatility ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco S&P 500® Pure Growth ETF were the top contributors to relative performance. US equities performed well as many companies continuously beat earnings expectations throughout the fiscal year. The Invesco Main Street Small Cap Fund® posted a positive return and was also a meaningful contributor to relative performance results.

Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

It has been our privilege to oversee Invesco Select Risk: Moderate Investor Fund and we thank you for your continued investment.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2                     Invesco Select Risk: Moderate Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3                     Invesco Select Risk: Moderate Investor Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	4.69%
10 Years	7.63
5 Years	8.33
1 Year	4.02

Class C Shares
Inception (4/5/05)	4.65%
10 Years	7.59
5 Years	8.75
1 Year	8.33

Class R Shares
Inception (4/5/05)	4.77%
10 Years	7.96
5 Years	9.29
1 Year	9.92

Class S Shares
10 Years	8.27%
5 Years	9.62
1 Year	10.22

Class Y Shares
Inception (4/5/05)	5.34%
10 Years	8.50
5 Years	9.85
1 Year	10.40

Class R5 Shares
10 Years	8.34%
5 Years	9.77
1 Year	10.53

Class R6 Shares
10 Years	8.35%
5 Years	9.78
1 Year	10.53

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppen-heimer Portfolio Series: Moderate Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Moderate Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class S shares incepted on May 15, 2020. Performance shown above is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s

Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Select Risk: Moderate Investor Fund

Supplemental Information

Invesco Select Risk: Moderate Investor Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index, Hedged.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                     Invesco Select Risk: Moderate Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments
Equity Funds	59.14%
Fixed Income Funds	35.26
Alternative Funds	5.06
Money Market Funds	0.54

*  Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

6                     Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund

Schedule of Investments in Affiliated Issuers–99.92%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/21	12/31/21

Alternative Funds–5.06%
Invesco Fundamental Alternatives Fund, Class R6	–	$56,470,899	$–	$(57,147,546)	$(287,369)	$964,016	$–	–	$–
Invesco Global Real Estate Income Fund, Class R6	1.83%	39,778,266	954,726	(6,073,240)	6,281,959	408,849	954,726	4,130,925	41,350,560
Invesco Macro Allocation Strategy Fund, Class R6	3.23%	57,561,657	24,885,725	(4,983,329)	(4,589,400)	2,573,448	4,034,073	8,553,344	72,960,020
Invesco Master Event-Linked Bond Fund, Class R6	–	15,354,307	394,289	(13,578,565)	2,060,257	(4,230,288)	377,072	–	–
Total Alternative Funds		169,165,129	26,234,740	(81,782,680)	3,465,447	(283,975)	5,365,871		114,310,580
Domestic Equity Funds–32.19%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.33%	163,541,574	37,982,153	(45,096,397)	1,073,106	29,729,123	–	4,528,478	165,651,740
Invesco Main Street Small Cap Fund, Class R6	5.05%	200,028,292	14,427,665	(129,335,044)	(10,108,571)	47,029,818	89,038	5,335,847	113,973,690
Invesco Russell 1000 Dynamic Multifactor ETF	4.99%	127,858,252	1,473,560	(65,614,452)	31,912,806	16,975,396	1,234,091	2,221,017	112,605,562
Invesco S&P 500® Low Volatility ETF	5.01%	114,284,157	4,953,600	(29,519,041)	19,525,726	3,817,306	1,955,148	1,647,410	113,061,748
Invesco S&P 500® Pure Growth ETF	3.98%	115,469,143	–	(50,853,210)	12,701,293	12,585,276	4,362	426,442	89,902,502
Invesco S&P 500® Pure Value ETF	2.06%	–	48,725,747	(5,777,821)	3,438,802	252,667	666,767	577,006	46,639,395
Invesco S&P SmallCap Low Volatility ETF	3.77%	190,416,805	–	(141,877,051)	1,796,315	34,761,593	1,348,973	1,633,666	85,097,662
Total Domestic Equity Funds		911,598,223	107,562,725	(468,073,016)	60,339,477	145,151,179	5,298,379		726,932,299
Fixed Income Funds–35.24%
Invesco 1-30 Laddered Treasury ETF	5.51%	–	139,584,605	(19,456,993)	3,849,063	555,825	1,210,537	3,406,250	124,532,500
Invesco Core Plus Bond Fund, Class R6	7.87%	342,025,626	21,544,668	(156,753,762)	(22,210,944)	(5,157,062)	4,820,439	16,095,485	177,694,157
Invesco Fundamental High Yield® Corporate Bond ETF	3.46%	–	82,163,578	(4,170,310)	40,194	23,480	1,939,489	4,019,410	78,056,942
Invesco Income Fund, Class R6(b)	2.00%	70,686,423	5,811,265	(32,237,775)	(879,964)	1,741,812	1,744,973	5,727,578	45,076,036
Invesco International Bond Fund, Class R6(b)	2.96%	83,427,711	6,755,122	(13,315,203)	(6,726,560)	324,147	(1,399,876)	13,111,085	66,866,532
Invesco Master Loan Fund, Class R6	3.17%	47,743,181	30,246,311	(8,845,030)	2,990,505	(550,207)	3,052,027	4,452,813	71,584,760
Invesco Taxable Municipal Bond ETF	7.30%	151,142,821	36,369,157	(20,730,643)	(1,738,658)	(217,166)	4,377,206	5,000,774	164,825,511
Invesco Variable Rate Investment Grade ETF(b)	2.97%	80,402,701	4,995,452	(18,525,066)	109,795	119,822	549,210	2,677,089	67,087,850
Total Fixed Income Funds		775,428,463	327,470,158	(274,034,782)	(24,566,569)	(3,159,349)	16,294,005		795,724,288
Foreign Equity Funds–26.89%
Invesco Emerging Markets All Cap Fund, Class R6	3.18%	34,762,248	52,660,740	(6,886,273)	(8,923,075)	2,772,859	658,797	1,886,543	71,782,953
Invesco Developing Markets Fund, Class R6	3.94%	44,952,427	69,869,154	(13,880,785)	(12,370,346)	4,477,425	459,752	1,894,218	89,028,299
Invesco Global Fund, Class R6	7.96%	175,663,810	28,388,733	(40,259,741)	8,805,911	18,894,243	–	1,428,919	179,829,393
Invesco Global Infrastructure Fund, Class R6	1.05%	23,265,598	452,084	(3,860,663)	3,415,401	302,993	452,084	1,823,311	23,575,413
Invesco International Select Equity Fund, Class R6	3.00%	45,749,690	39,610,471	(3,482,297)	(14,411,815)	1,667,461	258,650	5,353,212	67,718,134
Invesco International Small-Mid Company Fund, Class R6	2.52%	47,633,263	16,982,499	(10,260,217)	1,774,279	5,955,282	215,921	1,000,445	56,955,320
Invesco RAFI™ Strategic Developed ex-US ETF	1.44%	22,877,239	10,698,052	(3,696,087)	2,473,611	431,366	1,117,607	1,075,249	32,601,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.92%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/21	12/31/21

Invesco S&P Emerging Markets Low Volatility ETF	1.77%	$–	$41,183,624	$(2,894,380)	$1,629,351	$69,138		$1,495,709		1,613,059	$ 39,987,733
Invesco S&P International Developed Low Volatility ETF	2.03%	44,841,738	848,514	(2,674,123)	2,711,655	137,617		1,403,262		1,436,886	45,865,401
Total Foreign Equity Funds		439,746,013	260,693,871	(87,894,566)	(14,895,028)	34,708,384		6,061,782			607,344,196
Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.19%	4,765,370	173,512,237	(173,986,085)	–	–		1,107		4,291,522	4,291,522
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)	0.13%	3,499,368	123,899,981	(124,486,905)	111	(266)		375		2,911,706	2,912,289
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.22%	5,446,137	198,299,699	(198,841,240)	–	–		468		4,904,596	4,904,596
Total Money Market Funds		13,710,875	495,711,917	(497,314,230)	111	(266)		1,950			12,108,407
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,911,919,118)	99.92%	2,309,648,703	1,217,673,411	(1,409,099,274)	24,343,438	176,415,973		33,021,987			2,256,419,770
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)(d)	–	–	56,415,259	(56,415,259)	–	–		149	(e)	–	–
Invesco Private Prime Fund, 0.11%(c)(d)	–	–	131,632,422	(131,632,422)	–	–		1,831	(e)	–	–
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	188,047,681	(188,047,681)	–	–		1,980			–
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,911,919,118)	99.92%	$2,309,648,703	$1,405,721,092	$(1,597,146,955)	$24,343,438	$176,415,973	(f)(g)	$33,023,967	(f)		$2,256,419,770
OTHER ASSETS LESS LIABILITIES	0.08%										1,880,453
NET ASSETS	100.00%										$2,258,300,223

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Select Risk: Moderate Investor Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Core Plus Bond Fund	$1,754,369
Invesco Emerging Markets All Cap Fund	2,603,546
Invesco Developing Markets Fund	4,019,576
Invesco Discovery Mid Cap Growth Fund	21,577,819
Invesco Global Fund	11,663,563
Invesco International Select Equity Fund	1,415,376
Invesco International Small-Mid Company Fund	5,129,786
Invesco Macro Allocation Strategy Fund	2,488,081
Invesco Main Street Small Cap Fund	8,068,470
Invesco RAFI™ Strategic Developed ex-US ETF	182,631

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	45	March-2022	$10,706,625	$223,334	$ 223,334

MSCI Emerging Markets Index	6	March-2022	367,890	3,258	3,258

Nikkei 225 Index	1	March-2022	250,195	1,387	1,387

S&P/ASX 200 Index	1	March-2022	133,633	1,671	1,671

S&P/TSX 60 Index	1	March-2022	202,522	3,453	3,453

STOXX Europe 600 Index	23	March-2022	636,962	23,372	23,372

Subtotal				256,475	256,475

Interest Rate Risk

Canada 10 Year Bonds	69	March-2022	7,779,580	232,373	232,373

EURO-BTP	83	March-2022	13,891,779	(261,753)	(261,753)

Euro Bund	49	March-2022	9,560,129	(160,665)	(160,665)

EURO-OAT	92	March-2022	17,088,652	(296,420)	(296,420)

Japan 10 Year Bonds	45	March-2022	59,302,356	(156,481)	(156,481)

Long Gilt	111	March-2022	18,765,481	97,659	97,659

Subtotal				(545,287)	(545,287)

Total Futures Contracts				$(288,812)	$(288,812)

(a)	Futures contracts collateralized by $2,053,823 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliated underlying funds, at value (Cost $1,911,919,118)	$2,256,419,770

Other investments:
Variation margin receivable – futures contracts	431,122

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,053,823

Cash	257,471

Receivable for:
Dividends - affiliated underlying funds	17,965

Fund shares sold	1,312,850

Investment for trustee deferred compensation and retirement plans	210,436

Other assets	61,504

Total assets	2,260,764,941

Liabilities:
Payable for:
Fund shares reacquired	996,357

Accrued fees to affiliates	1,063,429

Accrued trustees’ and officers’ fees and benefits	15,951

Accrued other operating expenses	159,775

Trustee deferred compensation and retirement plans	229,206

Total liabilities	2,464,718

Net assets applicable to shares outstanding	$2,258,300,223

Net assets consist of:
Shares of beneficial interest	$1,857,092,013

Distributable earnings	401,208,210

$2,258,300,223

Net Assets:
Class A	$1,801,505,633
Class C	$ 233,536,311
Class R	$ 161,076,205
Class S	$ 26,025,316
Class Y	$ 33,378,466
Class R5	$ 10,943
Class R6	$ 2,767,349

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	148,220,448
Class C	19,718,331
Class R	13,368,806
Class S	2,140,039
Class Y	2,724,259
Class R5	901
Class R6	227,733
Class A:
Net asset value per share	$ 12.15
Maximum offering price per share (Net asset value of $12.15 ÷ 94.50%)	$ 12.86
Class C:
Net asset value and offering price per share	$ 11.84
Class R:
Net asset value and offering price per share	$ 12.05
Class S:
Net asset value and offering price per share	$ 12.16
Class Y:
Net asset value and offering price per share	$ 12.25
Class R5:
Net asset value and offering price per share	$ 12.15
Class R6:
Net asset value and offering price per share	$ 12.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Select Risk: Moderate Investor Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 57,601)	$31,368,458

Interest	374

Total investment income	31,368,832

Expenses:
Custodian fees	60,295

Distribution fees:
Class A	4,472,049

Class C	2,445,854

Class R	780,632

Class S	39,665

Transfer agent fees – A, C, R, S and Y	2,861,199

Transfer agent fees – R5	1

Transfer agent fees – R6	182

Trustees’ and officers’ fees and benefits	49,052

Registration and filing fees	140,002

Professional services fees	81,052

Other	54,728

Total expenses	10,984,711

Less: Expenses reimbursed and/or expense offset arrangement(s)	(685,329)

Net expenses	10,299,382

Net investment income	21,069,450

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	119,312,478

Foreign currencies	(55)

Futures contracts	1,046,161

Capital gain distributions from affiliated underlying fund shares	58,903,217

179,261,801

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	24,343,438

Foreign currencies	(110,825)

Futures contracts	(884,746)

23,347,867

Net realized and unrealized gain	202,609,668

Net increase in net assets resulting from operations	$223,679,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$ 21,069,450	$ 24,438,550

Net realized gain	179,261,801	228,568,227

Change in net unrealized appreciation	23,347,867	62,436,351

Net increase in net assets resulting from operations	223,679,118	315,443,128

Distributions to shareholders from distributable earnings:
Class A	(136,177,573)	(167,706,820)

Class C	(16,475,705)	(27,946,505)

Class R	(11,831,434)	(14,777,296)

Class S	(1,988,500)	(2,009,347)

Class Y	(2,599,430)	(2,737,032)

Class R5	(940)	(2,300)

Class R6	(218,480)	(167,945)

Total distributions from distributable earnings	(169,292,062)	(215,347,245)

Share transactions–net:
Class A	(94,480,858)	607,909,174

Class C	(22,648,712)	(28,203,400)

Class R	4,777,137	19,823,192

Class S	(913,586)	22,527,739

Class Y	3,774,344	9,423,010

Class R5	–	(1,109)

Class R6	608,688	1,984,738

Net increase (decrease) in net assets resulting from share transactions	(108,882,987)	633,463,344

Net increase (decrease) in net assets	(54,495,931)	733,559,227

Net assets:
Beginning of year	2,312,796,154	1,579,236,927

End of year	$2,258,300,223	$2,312,796,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Select Risk: Moderate Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Year ended 12/31/21	$11.95	$0.13	$1.06	$1.19	$(0.26)	$(0.73)	$(0.99)	$12.15	10.11	%(f)	$1,801,506	0.35	%(f)	0.38	%(f)	1.01	%(f)	32%
Year ended 12/31/20	11.96	0.16	1.14	1.30	(0.18)	(1.13)	(1.31)	11.95	11.67	(f)	1,851,149	0.31	(f)	0.38	(f)	1.42	(f)	88
Eleven months ended 12/31/19	11.72	0.22	1.32	1.54	(0.36)	(0.94)	(1.30)	11.96	13.13		1,156,291	0.40	(g)	0.47	(g)	1.95	(g)	16
Year ended 01/31/19	12.66	0.20	(0.80)	(0.60)	(0.21)	(0.13)	(0.34)	11.72	(4.59)		1,037,833	0.41		0.48		1.61		40
Year ended 01/31/18	11.06	0.14	1.69	1.83	(0.23)	–	(0.23)	12.66	16.59		1,169,055	0.41		0.49		1.20		6
Year ended 01/31/17	10.13	0.18	0.93	1.11	(0.18)	–	(0.18)	11.06	10.95		1,050,230	0.44		0.51		1.63		7
Class C
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33		233,536	1.11		1.14		0.25		32
Year ended 12/31/20	11.72	0.07	1.09	1.16	(0.09)	(1.13)	(1.22)	11.66	10.70		250,605	1.08		1.15		0.65		88
Eleven months ended 12/31/19	11.49	0.13	1.29	1.42	(0.25)	(0.94)	(1.19)	11.72	12.44		273,048	1.16	(g)	1.23	(g)	1.19	(g)	16
Year ended 01/31/19	12.41	0.10	(0.78)	(0.68)	(0.11)	(0.13)	(0.24)	11.49	(5.33)		358,746	1.17		1.24		0.86		40
Year ended 01/31/18	10.85	0.05	1.65	1.70	(0.14)	–	(0.14)	12.41	15.69		409,418	1.16		1.25		0.43		6
Year ended 01/31/17	9.94	0.09	0.91	1.00	(0.09)	–	(0.09)	10.85	10.12		383,848	1.19		1.26		0.87		7
Class R
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92		161,076	0.61		0.64		0.75		32
Year ended 12/31/20	11.88	0.13	1.12	1.25	(0.15)	(1.13)	(1.28)	11.85	11.32		153,448	0.58		0.65		1.15		88
Eleven months ended 12/31/19	11.65	0.19	1.30	1.49	(0.32)	(0.94)	(1.26)	11.88	12.84		131,445	0.66	(g)	0.73	(g)	1.69	(g)	16
Year ended 01/31/19	12.59	0.16	(0.79)	(0.63)	(0.18)	(0.13)	(0.31)	11.65	(4.86)		116,637	0.66		0.73		1.36		40
Year ended 01/31/18	11.00	0.11	1.68	1.79	(0.20)	–	(0.20)	12.59	16.33		123,884	0.66		0.74		0.96		6
Year ended 01/31/17	10.08	0.15	0.92	1.07	(0.15)	–	(0.15)	11.00	10.64		105,976	0.69		0.76		1.38		7
Class S
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22		26,025	0.26		0.29		1.10		32
Period ended 12/31/20(h)	10.46	0.11	2.38	2.49	(0.19)	(0.80)	(0.99)	11.96	23.86		26,339	0.23	(g)	0.30	(g)	1.50	(g)	88
Class Y
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40		33,378	0.11		0.14		1.25		32
Year ended 12/31/20	12.03	0.19	1.15	1.34	(0.20)	(1.13)	(1.33)	12.04	11.97		29,097	0.08		0.15		1.65		88
Eleven months ended 12/31/19	11.78	0.25	1.32	1.57	(0.38)	(0.94)	(1.32)	12.03	13.39		18,433	0.16	(g)	0.23	(g)	2.19	(g)	16
Year ended 01/31/19	12.73	0.23	(0.82)	(0.59)	(0.23)	(0.13)	(0.36)	11.78	(4.41)		15,732	0.17		0.24		1.85		40
Year ended 01/31/18	11.12	0.20	1.67	1.87	(0.26)	–	(0.26)	12.73	16.91		17,618	0.17		0.25		1.63		6
Year ended 01/31/17	10.19	0.21	0.92	1.13	(0.20)	–	(0.20)	11.12	11.16		9,343	0.19		0.26		1.94		7
Class R5
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53		11	0.00		0.03		1.36		32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04		11	0.00		0.07		1.73		88
Period ended 12/31/19(i)	12.03	0.17	1.08	1.25	(0.39)	(0.94)	(1.33)	11.95	10.45		10	0.09	(g)	0.16	(g)	2.26	(g)	16
Class R6
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53		2,767	0.00		0.03		1.36		32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04		2,147	(0.01)		0.06		1.74		88
Period ended 12/31/19(i)	12.03	0.18	1.08	1.26	(0.40)	(0.94)	(1.34)	11.95	10.49		10	0.04	(g)	0.11	(g)	2.31	(g)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.52% and 0.58% for the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.56%, 0.57%, 0.58% and 0.59% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in connection with the acquisition of Invesco Moderate Allocation Fund into the Fund.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% and 0.23% for the years ended ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date of May 15, 2020.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

14                     Invesco Select Risk: Moderate Investor Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, the Fund paid the Adviser $1,820 in fees for securities lending agent services.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)

15                     Invesco Select Risk: Moderate Investor Fund

currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through April 30, 2022, to reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.37%, 0.22%, 0.17% and 0.12%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 31, 2021, Invesco had contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.07% of the Fund’s average daily net assets. Effective May 1, 2022, the Adviser has contractually agreed, through at least April 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37%, 0.22%, 0.22% and 0.22%, respectively, of the Fund’s average daily net assets In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    For the year ended December 31, 2021, the Adviser reimbursed class level expenses of $547,670, $72,254, $44,754, $7,628, $8,906, $3 and $582 of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

16                     Invesco Select Risk: Moderate Investor Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares. and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $253,205 in front-end sales commissions from the sale of Class A shares and $30,883 and $5,579 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$2,244,311,363	$–	$–	$2,244,311,363

Money Market Funds	12,108,407	–	–	12,108,407

Total Investments in Securities	2,256,419,770	–	–	2,256,419,770

Other Investments - Assets*

Futures Contracts	586,507	–	–	586,507

Other Investments - Liabilities*

Futures Contracts	(875,319)	–	–	(875,319)

Total Other Investments	(288,812)	–	–	(288,812)

Total Investments	$2,256,130,958	$–	$–	$2,256,130,958

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

17                     Invesco Select Risk: Moderate Investor Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2021:

	Value

Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$256,475	$330,032	$586,507

Derivatives not subject to master netting agreements	(256,475)	(330,032)	(586,507)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

	Value

Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(875,319)	$(875,319)

Derivatives not subject to master netting agreements	-	875,319	875,319

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss): Futures contracts	$2,608,005	$(1,561,844)	$1,046,161

Change in Net Unrealized Appreciation (Depreciation): Futures contracts	13,421	(898,167)	(884,746)

Total	$2,621,426	$(2,460,011)	$161,415

Futures Contracts
Average notional value	$142,692,542

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,532.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

18                     Invesco Select Risk: Moderate Investor Fund

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020
Ordinary income*	$131,795,360	$32,526,982
Long-term capital gain	37,496,702	182,820,263
Total distributions	$169,292,062	$215,347,245

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$3,589,073

Undistributed long-term capital gain	58,773,276

Net unrealized appreciation – investments	339,070,589

Net unrealized appreciation (depreciation) – foreign currencies	(48,539)

Temporary book/tax differences	(176,189)

Shares of beneficial interest	1,857,092,013

Total net assets	$2,258,300,223

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnership transactions.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund does not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $721,961,494 and $911,785,044, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$357,665,570

Aggregate unrealized (depreciation) of investments	(18,594,981)

Net unrealized appreciation of investments	$339,070,589

    Cost of investments for tax purposes is $1,917,060,369.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of return of capital, distributions and partnership transactions, on December 31, 2021, undistributed net investment income was increased by $10,161,705, undistributed net realized gain was decreased by $10,533,142 and shares of beneficial interest was increased by $371,437. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended December 31, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:

Class A	15,093,559	$190,917,093	12,306,657	$141,286,967

Class C	2,887,900	35,544,182	3,213,962	35,533,014

Class R	2,305,611	28,896,248	2,162,762	24,351,230

Class S(b)	60,610	764,835	31,041	358,310

Class Y	1,001,438	12,750,740	726,444	8,365,822

Class R6	89,751	1,138,355	154,631	1,717,397

19                     Invesco Select Risk: Moderate Investor Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Class A	11,037,840	$132,122,928	14,248,854	$163,587,050

Class C	1,403,294	16,376,440	2,497,418	27,674,819

Class R	994,955	11,810,122	1,307,147	14,757,039

Class S(b)	165,907	1,987,564	169,406	2,005,763

Class Y	192,790	2,326,981	220,885	2,557,765

Class R6	18,175	217,551	14,032	165,996

Automatic conversion of Class C shares to Class A shares:
Class A	2,113,154	26,639,254	5,444,591	63,656,237

Class C	(2,171,681)	(26,639,254)	(5,578,307)	(63,656,237)

Issued in connection with acquisitions:(c)

Class A	-	-	50,447,810	514,365,956

Class C	-	-	5,131,231	51,047,872

Class R	-	-	1,408,979	14,251,643

Class S(b)	-	-	2,184,197	22,270,081

Class Y	-	-	777,850	7,986,783

Class R5	-	-	1,178	12,020

Class R6	-	-	11,444	116,719

Reacquired:

Class A	(34,931,431)	(444,160,133)	(24,200,196)	(274,987,036)

Class C	(3,888,057)	(47,930,080)	(7,083,974)	(78,802,868)

Class R	(2,877,307)	(35,929,233)	(2,995,581)	(33,536,720)

Class S(b)	(289,355)	(3,665,985)	(181,767)	(2,106,415)

Class Y	(886,805)	(11,303,377)	(840,076)	(9,487,360)

Class R5	-	-	(1,108)	(13,129)

Class R6	(59,833)	(747,218)	(1,298)	(15,374)

Net increase (decrease) in share activity	(7,739,485)	$(108,882,987)	61,578,212	$633,463,344

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)	Commencement date of May 15, 2020.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Moderate Allocation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 59,962,688 shares of the Fund for 55,694,016 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $610,051,074, including $12,599,534 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,330,094,502 and $1,940,145,576 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$26,617,483

Net realized/unrealized gains	195,167,232

Change in net assets resulting from operations	$221,784,715

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

20                     Invesco Select Risk: Moderate Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderate Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderate Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
For the two years ended December 31, 2021 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y.
For the two years ended December 31, 2021 and the period May 24, 2019 (commencement date) through December 31, 2019 for Class R5 and Class R6.
For the year ended December 31, 2021 and the period May 15, 2020 (commencement date) through December 31, 2020 for Class S.

The financial statements of Oppenheimer Portfolio Series Moderate Investor Fund (subsequently renamed Invesco Select Risk: Moderate Investor Fund) as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21                     Invesco Select Risk: Moderate Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,025.60	$1.89	$1,023.34	$1.89	0.37%
Class C	1,000.00	1,021.40	5.76	1,019.51	5.75	1.13
Class R	1,000.00	1,024.80	3.22	1,022.03	3.21	0.63
Class S	1,000.00	1,025.90	1.43	1,023.79	1.43	0.28
Class Y	1,000.00	1,026.50	0.66	1,024.55	0.66	0.13
Class R5	1,000.00	1,027.10	0.20	1,025.00	0.20	0.04
Class R6	1,000.00	1,027.10	0.20	1,025.00	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22                     Invesco Select Risk: Moderate Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$37,496,702
Qualified Dividend Income*	10.65%
Corporate Dividends Received Deduction*	6.46%
U.S. Treasury Obligations*	1.12%
Qualified Business Income*	0.00%
Business Interest Income*	14.82%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$88,478,660

23                     Invesco Select Risk: Moderate Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

1

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                    Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2                    Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3                    Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                    Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5                    Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster — 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                    Invesco Select Risk: Moderate Investor Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSMI-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Select Risk: Moderately Conservative Investor Fund

Nasdaq:

A: CAAMX ∎ C: CACMX ∎ R: CMARX ∎ S: CMASX ∎ Y: CAAYX ∎ R5: CMAIX ∎ R6: CNSSX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

18	Report of Independent Registered Public Accounting Firm

19	Fund Expenses

20	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary
For the year ended December 31, 2021, Class A shares of Invesco Select
Risk: Moderately Conservative Investor Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Select Risk: Moderately Conservative Index.
Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.26%
Class C Shares	6.53
Class R Shares	7.02
Class S Shares	7.46
Class Y Shares	7.63
Class R5 Shares	7.65
Class R6 Shares	7.56
Bloomberg Global Aggregate Index, Hedged▼	-1.39
Custom Invesco Select Risk: Moderately Conservative Index∎	6.29
MSCI All Country World Index▼	18.54

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets ended the first quarter of 2021 in positive territory amid concerns about rising bond yields and inflation, with value stocks outperforming growth stocks. The successful rollout of coronavirus (COVID-19) vaccinations in the US and UK benefited equity markets. However, even regions facing slower rollouts, including the Eurozone and Japan, performed well, driven by a rebound in global demand for goods.

    During the second quarter of 2021, global equity markets were again bolstered by the continued acceleration of vaccination rollouts and easing of COVID-19-related restrictions in most developed markets. In a reversal from the first quarter, growth stocks outperformed value stocks in most regions. Emerging market equities were led by Brazil which benefited from global tailwinds, while regulatory concerns weighed on Chinese equities.

    Developed global equity markets were flat in the third quarter of 2021 amid concerns about rising inflation, supply disruptions and the economic growth rate. Emerging market equities declined during the quarter, primarily due to weak performance from Chinese equities, which were affected by significant regulatory changes in the private tutoring industry, increased regulation in the technology sector and the potential default of a large Chinese property developer.

    Most developed global equity markets ended the fourth quarter of 2021 in positive territory despite rising inflation and the emergence of Omicron, a new COVID-19 variant. Pandemic-related supply chain disruptions and labor shortages intensified during the quarter, resulting in higher costs for companies and consumers. Emerging market equities declined due to COVID-19 concerns and China’s ongoing regulatory tightening and slowing economic growth. Overall, developed market equities outperformed emerging market equities for the fiscal year.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a pre-defined level of risk. From an absolute performance perspective, strategic allocations to equity and alternatives posted positive results for the fiscal year. Within equities, exposure to US large-cap equities was the leading contributor to positive absolute performance. In alternatives, exposures to global real estate and global infrastructure were positive contributors to performance as well. In contrast, exposure to fixed income, specifically international bonds, within the allocation detracted from absolute Fund performance.

    From a relative performance perspective, style and manager selection in the allocation to non-US equities were the leading detractors from relative Fund performance results. Within the allocation to non-US equities, the Invesco International Select Equity Fund and Invesco Developing Markets Fund were the leading detractors to relative performance. The Funds delivered negative total returns for the fiscal year and underperformed broader equities as inflation concerns and uncertainty around the Chinese regulatory regime and property market hurt many underlying holdings in the portfolio. An allocation to the Invesco International Bond Fund detracted from relative performance as well.

    Conversely, style selection in equity and an underweight allocation to fixed income were the leading contributors to relative Fund performance results. Within the fixed income allocation, the Invesco 1-30 Laddered Treasury ETF, Invesco Taxable Municipal Bond ETF and Invesco Income Fund were the leading contributors to relative performance. In fixed income, short-duration assets outperformed long-duration assets during the fiscal year. Within the equity allocation, the Invesco S&P 500 Pure Value ETF and the Invesco Russell 1000 Dynamic Multifactor ETF were the leading contributors to relative performance. US large cap equities performed well as companies continued to post earning bests throughout the fiscal year.

    Please note that the Fund and some of the Fund’s underlying funds may use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    It has been our privilege to oversee Invesco Select Risk: Moderately Conservative Investor Fund and we thank you for your continued investment.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2	Invesco Select Risk: Moderately Conservative Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1  Source: RIMES Technologies Corp.

2  Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3	Invesco Select Risk: Moderately Conservative Investor Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	4.74%
10 Years	5.32
5 Years	5.65
1 Year	1.37

Class C Shares
Inception (4/29/05)	4.73%
10 Years	5.27
5 Years	6.05
1 Year	5.53

Class R Shares
Inception (4/29/05)	4.84%
10 Years	5.65
5 Years	6.59
1 Year	7.02

Class S Shares
Inception (6/3/11)	5.71%
10 Years	6.02
5 Years	6.98
1 Year	7.46

Class Y Shares
Inception (10/3/08)	6.32%
10 Years	6.18
5 Years	7.13
1 Year	7.63

Class R5 Shares
Inception (4/29/05)	5.39%
10 Years	6.23
5 Years	7.17
1 Year	7.65

Class R6 Shares
10 Years	6.05%
5 Years	7.14
1 Year	7.56

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Select Risk: Moderately Conservative Investor Fund

Supplemental Information

Invesco Select Risk: Moderately Conservative Investor Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI All Country World Index and 60% Bloomberg Global Aggregate Index, Hedged.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5	Invesco Select Risk: Moderately Conservative Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Fixed Income Funds	54.96%

Equity Funds	38.21

Alternative Funds	4.93

Money Market Funds	1.90

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2021.

6	Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments

December 31, 2021

Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments in Affiliated Issuers–100.15%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/21	12/31/21

Alternative Funds-4.99%
Invesco Fundamental Alternatives Fund, Class R6	–	$8,762,959	$–	$(8,867,955)	$(37,443)	$142,439	$–	–	$–

Invesco Global Real Estate Income Fund, Class R6	1.79%	6,288,773	265,999	(792,211)	1,016,365	53,267	156,722	682,537	6,832,193

Invesco Macro Allocation Strategy Fund, Class R6	3.20%	8,724,998	4,255,374	–	(774,672)	416,238	674,872	1,430,914	12,205,700

Invesco Master Event-Linked Bond Fund, Class R6	–	2,331,045	59,860	(2,061,456)	32,382	(361,831)	57,254	–	–

Total Alternative Funds		26,107,775	4,581,233	(11,721,622)	236,632	250,113	888,848		19,037,893

Domestic Equity Funds-19.53%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.35%	12,452,772	6,648,958	(3,126,940)	299,438	2,561,713	–	453,823	16,600,843

Invesco Main Street Small Cap Fund, Class R6	1.48%	15,925,952	407,386	(12,989,532)	(1,681,795)	4,365,540	4,331	263,319	5,624,496

Invesco Russell 1000 Dynamic Multifactor ETF	4.24%	15,474,557	1,056,257	(4,349,142)	2,897,606	1,075,263	165,730	318,630	16,154,541

Invesco S&P 500® Low Volatility ETF	2.36%	7,948,167	156,107	(786,708)	1,618,587	70,642	141,838	131,237	9,006,795

Invesco S&P 500® Pure Growth ETF	3.64%	15,817,896	970,233	(6,804,746)	1,782,695	2,112,835	635	65,833	13,878,913

Invesco S&P 500® Pure Value ETF	1.96%	13,634,840	254,083	(9,862,553)	291,131	3,172,045	194,576	92,658	7,489,546

Invesco S&P SmallCap Low Volatility ETF	1.50%	8,726,915	–	(4,847,351)	687,951	1,167,073	76,063	110,090	5,734,588

Total Domestic Equity Funds		89,981,099	9,493,024	(42,766,972)	5,895,613	14,525,111	583,173		74,489,722

Fixed Income Funds-55.67%
Invesco 1-30 Laddered Treasury ETF	9.92%	–	38,679,654	(2,027,095)	1,131,295	46,460	337,782	1,034,746	37,830,314

Invesco Core Plus Bond Fund, Class R6	13.58%	58,845,474	5,930,047	(10,925,151)	(1,861,426)	321,774	1,162,569	4,691,966	51,799,306

Invesco Fundamental High Yield® Corporate Bond ETF(b)	4.50%	10,640,523	6,522,390	–	(7,071)	–	498,699	883,411	17,155,842

Invesco Income Fund, Class R6(c)	2.73%	14,078,260	1,129,029	(4,965,205)	(108,367)	270,368	370,686	1,320,818	10,394,838

Invesco International Bond Fund, Class R6(c)	5.57%	32,770,710	5,896,140	(13,845,905)	(2,675,917)	(194,657)	–	4,160,789	21,220,026

Invesco Master Loan Fund, Class R6	4.46%	13,561,377	2,868,191	–	577,970	–	703,420	1,057,926	17,007,538

Invesco Taxable Municipal Bond ETF(b)	11.94%	38,317,769	8,799,989	(1,062,812)	(534,263)	(10,670)	1,124,182	1,380,765	45,510,013

Invesco Variable Rate Investment Grade ETF(c)	2.97%	19,080,890	1,660,115	(9,451,944)	93,372	(28,952)	87,376	452,399	11,337,119

Total Fixed Income Funds		187,295,003	71,485,555	(42,278,112)	(3,384,407)	404,323	4,284,714		212,254,996

Foreign Equity Funds-19.16%
Invesco Developing Markets Fund, Class R6	3.44%	–	15,477,876	(421,006)	(1,956,957)	594,614	67,580	278,802	13,103,674

Invesco Global Fund, Class R6	7.51%	16,050,989	14,190,296	(3,348,211)	1,477,824	2,152,367	–	227,490	28,629,662

Invesco Global Infrastructure Fund, Class R6	1.06%	3,461,890	74,209	(90,676)	578,849	4,055	74,209	311,549	4,028,327

Invesco International Select Equity Fund, Class R6	2.44%	6,869,278	4,370,962	–	(1,926,364)	204,364	37,346	736,275	9,313,876

Invesco International Small-Mid Company Fund, Class R6	1.76%	6,528,605	814,732	(881,566)	148,123	730,187	25,527	118,279	6,733,606

Invesco RAFI™ Strategic Developed ex-US ETF	0.97%	3,462,908	128,325	(284,743)	328,453	84,819	128,663	122,000	3,699,040

Invesco S&P International Developed Low Volatility ETF	1.98%	6,853,705	254,528	(15,672)	450,444	107	222,943	236,313	7,543,112

Total Foreign Equity Funds		43,227,375	35,310,928	(5,041,874)	(899,628)	3,770,513	556,268		73,051,297

Money Market Funds-0.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.29%	564,111	28,759,623	(28,198,371)	–	–	219	1,125,363	1,125,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–100.15%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/21	12/31/21

Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)	0.17%	$402,778	$20,483,152	$(20,245,991)	$–	$(69)		$74		639,742	$639,870

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.34%	644,699	32,868,140	(32,226,710)	–	–		93		1,286,129	1,286,129

Total Money Market Funds		1,611,588	82,110,915	(80,671,072)	–	(69)		386			3,051,362

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $345,318,856)	100.15%	348,222,840	202,981,655	(182,479,652)	1,848,210	18,949,991		6,313,389			381,885,270

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 0.02%(d)(e)	0.35%	1,186,189	75,418,721	(75,298,830)	–	–		186	(f)	1,306,080	1,306,080

Invesco Private Prime Fund, 0.11%(d)(e)	0.78%	1,779,284	138,886,649	(137,687,509)	–	224		2,543	(f)	2,978,052	2,978,648

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,284,728)	1.13%	2,965,473	214,305,370	(212,986,339)	–	224		2,729			4,284,728

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $349,603,584)	101.28%	$351,188,313	$417,287,025	$(395,465,991)	$1,848,210	$18,950,215	(g)(h)	$6,316,118	(g)		$386,169,998

OTHER ASSETS LESS LIABILITIES	(1.28)%										(4,869,136)

NET ASSETS	100.00%										$381,300,862

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Core Plus Bond Fund	$511,412
Invesco Developing Markets Fund	590,853
Invesco Discovery Mid Cap Growth Fund	2,235,098
Invesco Global Fund	1,893,603
Invesco International Select Equity Fund	204,364
Invesco International Small-Mid Company Fund	606,475
Invesco Macro Allocation Strategy Fund	416,238
Invesco Main Street Small Cap Fund	403,055
Invesco RAFI™ Strategic Developed ex-US ETF	20,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliated underlying funds, at value
(Cost $349,603,584)*	$386,169,998

Cash	26,501

Receivable for:
Investments sold - affiliated underlying funds	999,822

Dividends - affiliated underlying funds	2,953

Fund shares sold	636,248

Investment for trustee deferred compensation and retirement plans	61,862

Other assets	37,956

Total assets	387,935,340

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	1,552,370

Fund shares reacquired	534,447

Collateral upon return of securities loaned	4,284,728

Accrued fees to affiliates	139,126

Accrued other operating expenses	53,821

Trustee deferred compensation and retirement plans	69,986

Total liabilities	6,634,478

Net assets applicable to shares outstanding	$381,300,862

Net assets consist of:
Shares of beneficial interest	$340,206,565

Distributable earnings	41,094,297

$381,300,862

Net Assets:
Class A	$331,991,653

Class C	$24,758,273

Class R	$10,020,234

Class S	$2,008,636

Class Y	$12,371,801

Class R5	$109,365

Class R6	$40,900

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,821,813

Class C	2,099,566

Class R	843,551

Class S	168,117

Class Y	1,038,292

Class R5	9,123

Class R6	3,413

Class A:
Net asset value per share	$11.93

Maximum offering price per share (Net asset value of $11.93 ÷ 94.50%)	$12.62

Class C:
Net asset value and offering price per share	$11.79

Class R:
Net asset value and offering price per share	$11.88

Class S:
Net asset value and offering price per share	$11.95

Class Y:
Net asset value and offering price per share	$11.92

Class R5:
Net asset value and offering price per share	$11.99

Class R6:
Net asset value and offering price per share	$11.98

*	At December 31, 2021, securities with an aggregate value of $4,182,755 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 94,459)	$6,218,135

Expenses:
Administrative services fees	51,646

Custodian fees	1,521

Distribution fees:
Class A	794,660

Class C	256,784

Class R	46,428

Class S	3,122

Transfer agent fees – A, C, R, S and Y	441,142

Transfer agent fees – R5	52

Transfer agent fees – R6	23

Trustees’ and officers’ fees and benefits	25,845

Registration and filing fees	118,425

Reports to shareholders	24,486

Professional services fees	34,844

Other	14,069

Total expenses	1,813,047

Less: Expense offset arrangement(s)	(344)

Net expenses	1,812,703

Net investment income	4,405,432

Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	12,255,310

Capital gain distributions from affiliated underlying fund shares	6,881,820

19,137,130

Change in net unrealized appreciation of affiliated underlying fund shares	1,848,210

Net realized and unrealized gain	20,985,340

Net increase in net assets resulting from operations	$25,390,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income	$4,405,432	$5,524,222

Net realized gain	19,137,130	21,688,403

Change in net unrealized appreciation	1,848,210	5,910,939

Net increase in net assets resulting from operations	25,390,772	33,123,564

Distributions to shareholders from distributable earnings:
Class A	(15,934,233)	(21,872,346)

Class C	(1,040,411)	(2,167,211)

Class R	(452,945)	(585,735)

Class S	(101,131)	(150,207)

Class Y	(630,289)	(887,160)

Class R5	(5,184)	(901)

Class R6	(1,886)	(958)

Total distributions from distributable earnings	(18,166,079)	(25,664,518)

Share transactions-net:
Class A	25,701,760	36,640,278

Class C	(3,419,010)	(6,076,705)

Class R	1,979,083	(33,169)

Class S	(49,735)	95,392

Class Y	1,775,486	(244,232)

Class R5	99,654	–

Class R6	28,671	2,007

Net increase in net assets resulting from share transactions	26,115,909	30,383,571

Net increase in net assets	33,340,602	37,842,617

Net assets:
Beginning of year	347,960,260	310,117,643

End of year	$381,300,862	$347,960,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover(e)
Class A
Year ended 12/31/21	$11.69	$0.15	$ 0.69	$ 0.84	$(0.23)	$(0.37)	$(0.60)	$11.93	7.26%	$331,992	0.44%		0.44%		1.25%		28%
Year ended 12/31/20	11.47	0.20	0.94	1.14	(0.27)	(0.65)	(0.92)	11.69	10.23	300,116	0.47		0.47		1.81		86
Year ended 12/31/19	10.68	0.35	1.18	1.53	(0.35)	(0.39)	(0.74)	11.47	14.39	257,703	0.48		0.48		3.01		28
Year ended 12/31/18	11.63	0.28	(0.80)	(0.52)	(0.28)	(0.15)	(0.43)	10.68	(4.50)	210,248	0.50		0.50		2.43		23
Year ended 12/31/17	11.13	0.24	0.63	0.87	(0.34)	(0.03)	(0.37)	11.63	7.87	233,998	0.53		0.53		2.11		11
Class C
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	(0.50)	11.79	6.53	24,758	1.19		1.19		0.50		28
Year ended 12/31/20	11.34	0.12	0.92	1.04	(0.18)	(0.65)	(0.83)	11.55	9.40	27,569	1.22		1.22		1.06		86
Year ended 12/31/19	10.57	0.26	1.16	1.42	(0.26)	(0.39)	(0.65)	11.34	13.45	33,282	1.23		1.23		2.26		28
Year ended 12/31/18	11.51	0.19	(0.79)	(0.60)	(0.19)	(0.15)	(0.34)	10.57	(5.21)	57,060	1.25		1.25		1.68		23
Year ended 12/31/17	11.02	0.16	0.61	0.77	(0.25)	(0.03)	(0.28)	11.51	7.02	69,800	1.28		1.28		1.36		11
Class R
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	(0.57)	11.88	7.02	10,020	0.69		0.69		1.00		28
Year ended 12/31/20	11.42	0.18	0.93	1.11	(0.24)	(0.65)	(0.89)	11.64	9.99	7,877	0.72		0.72		1.56		86
Year ended 12/31/19	10.64	0.32	1.17	1.49	(0.32)	(0.39)	(0.71)	11.42	14.05	7,777	0.73		0.73		2.76		28
Year ended 12/31/18	11.58	0.25	(0.79)	(0.54)	(0.25)	(0.15)	(0.40)	10.64	(4.68)	7,410	0.75		0.75		2.18		23
Year ended 12/31/17	11.09	0.21	0.62	0.83	(0.31)	(0.03)	(0.34)	11.58	7.52	8,359	0.78		0.78		1.86		11
Class S
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	(0.61)	11.95	7.46	2,009	0.34		0.34		1.35		28
Year ended 12/31/20	11.48	0.22	0.93	1.15	(0.28)	(0.65)	(0.93)	11.70	10.33	2,012	0.37		0.37		1.91		86
Year ended 12/31/19	10.70	0.36	1.17	1.53	(0.36)	(0.39)	(0.75)	11.48	14.39	1,877	0.38		0.38		3.11		28
Year ended 12/31/18	11.64	0.29	(0.79)	(0.50)	(0.29)	(0.15)	(0.44)	10.70	(4.31)	1,814	0.40		0.40		2.53		23
Year ended 12/31/17	11.14	0.26	0.62	0.88	(0.35)	(0.03)	(0.38)	11.64	7.97	2,106	0.43		0.43		2.21		11
Class Y
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	(0.63)	11.92	7.63	12,372	0.19		0.19		1.50		28
Year ended 12/31/20	11.45	0.23	0.93	1.16	(0.29)	(0.65)	(0.94)	11.67	10.52	10,363	0.22		0.22		2.06		86
Year ended 12/31/19	10.67	0.37	1.18	1.55	(0.38)	(0.39)	(0.77)	11.45	14.59	9,457	0.23		0.23		3.26		28
Year ended 12/31/18	11.62	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.67	(4.27)	6,268	0.25		0.25		2.68		23
Year ended 12/31/17	11.12	0.27	0.63	0.90	(0.37)	(0.03)	(0.40)	11.62	8.15	6,232	0.28		0.28		2.36		11
Class R5
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	(0.63)	11.99	7.65	109	0.15		0.15		1.54		28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	(0.95)	11.74	10.51	11	0.19		0.19		2.09		86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	11	0.19		0.20		3.30		28
Year ended 12/31/18	11.68	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.73	(4.18)	10	0.21		0.21		2.72		23
Year ended 12/31/17	11.18	0.28	0.62	0.90	(0.37)	(0.03)	(0.40)	11.68	8.16	11	0.24		0.24		2.40		11
Class R6
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	(0.63)	11.98	7.56	41	0.15		0.15		1.54		28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	(0.95)	11.74	10.51	12	0.19		0.19		2.09		86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	10	0.19		0.20		3.30		28
Year ended 12/31/18	11.67	0.31	(0.79)	(0.48)	(0.31)	(0.15)	(0.46)	10.73	(4.10)	9	0.21		0.21		2.72		23
Period ended 12/31/17(f)	11.40	0.21	0.40	0.61	(0.31)	(0.03)	(0.34)	11.67	5.38	10	0.24	(g)	0.24	(g)	2.40	(g)	11

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds 0.49%, 0.51%, 0.51%, 0.53% and 0.53% for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13	Invesco Select Risk: Moderately Conservative Investor Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, fees paid to the Adviser were less than $500.

I.	Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small

14	Invesco Select Risk: Moderately Conservative Investor Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $40,044 in front-end sales commissions from the sale of Class A shares and $9,527 and $1,387 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15	Invesco Select Risk: Moderately Conservative Investor Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$378,833,908	$–	$–	$378,833,908

Money Market Funds	3,051,362	4,284,728	–	7,336,090

Total Investments	$381,885,270	$4,284,728	$–	$386,169,998

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $344.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:

	2021	2020

Ordinary income*	$16,251,362	$9,943,578

Long-term capital gain	1,914,717	15,720,940

Total distributions	$18,166,079	$25,664,518

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$281,306

Undistributed long-term capital gain	6,973,178

Net unrealized appreciation – investments	33,881,101

Temporary book/tax differences	(41,288)

Shares of beneficial interest	340,206,565

Total net assets	$381,300,862

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2021.

16	Invesco Select Risk: Moderately Conservative Investor Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $120,870,740 and $101,808,580, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$36,942,765

Aggregate unrealized (depreciation) of investments	(3,061,664)

Net unrealized appreciation of investments	$33,881,101

Cost of investments for tax purposes is $352,288,897.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, return of capital and partnerships, on December 31, 2021, undistributed net investment income was increased by $2,999,852 and undistributed net realized gain was decreased by $2,999,852. This reclassification had no effect on the net assets or the distributable earnings of the Fund.

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	5,446,631	$65,972,089	7,150,515	$79,261,386

Class C	492,238	5,862,630	935,799	10,302,259

Class R	345,361	4,149,561	188,716	2,113,106

Class S	4,800	59,558	911	10,200

Class Y	389,216	4,682,496	959,243	9,919,696

Class R5	9,308	113,682	-	-

Class R6	2,398	29,180	169	1,940

Issued as reinvestment of dividends:
Class A	1,259,071	14,963,129	1,797,699	20,504,825

Class C	84,391	989,281	183,186	2,071,420

Class R	38,102	450,409	51,200	581,822

Class S	8,495	101,131	13,163	150,207

Class Y	45,779	543,603	75,326	851,051

Class R5	383	4,579	-	-

Class R6	111	1,328	11	125

Automatic conversion of Class C shares to Class A shares:
Class A	225,877	2,728,054	602,958	6,891,827

Class C	(228,581)	(2,728,054)	(609,825)	(6,891,827)

Reacquired:
Class A	(4,789,672)	(57,961,512)	(6,345,708)	(70,017,760)

Class C	(634,657)	(7,542,867)	(1,057,023)	(11,558,557)

Class R	(216,817)	(2,620,887)	(243,931)	(2,728,097)

Class S	(17,072)	(210,424)	(5,694)	(65,015)

Class Y	(284,740)	(3,450,613)	(972,216)	(11,014,979)

Class R5	(1,517)	(18,607)	-	-

Class R6	(151)	(1,837)	(5)	(58)

Net increase in share activity	2,178,954	$26,115,909	2,724,494	$30,383,571

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Select Risk: Moderately Conservative Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderately Conservative Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderately Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18	Invesco Select Risk: Moderately Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,018.10	$2.24	$1,022.99	$2.24	0.44%
Class C	1,000.00	1,014.40	6.04	1,019.21	6.06	1.19
Class R	1,000.00	1,016.90	3.51	1,021.73	3.52	0.69
Class S	1,000.00	1,018.60	1.73	1,023.49	1.73	0.34
Class Y	1,000.00	1,020.20	0.97	1,024.25	0.97	0.19
Class R5	1,000.00	1,019.70	0.71	1,024.50	0.71	0.14
Class R6	1,000.00	1,019.70	0.71	1,024.50	0.71	0.14

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	Invesco Select Risk: Moderately Conservative Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$1,914,717
Qualified Dividend Income*	7.59%
Corporate Dividends Received Deduction*	4.16%
U.S. Treasury Obligations*	2.47%
Qualified Business Income*	0.00%
Business Interest Income*	20.52%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$10,393,965

20	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers—(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster — 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

			N/A	N/A
		Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Select Risk: Moderately Conservative Investor Fund

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	CAL-AR-1

Annual Report to Shareholders	December 31, 2021

Invesco Small Cap Growth Fund

Nasdaq:

A: GTSAX ∎ C: GTSDX ∎ R: GTSRX ∎ Y: GTSYX ∎ Investor: GTSIX ∎ R5: GTSVX ∎ R6: GTSFX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

8	Schedule of Investments

11	Financial Statements

14	Financial Highlights

15	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Fund Expenses

23	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the year ended December 31, 2021, Class A shares of Invesco Small Cap Growth Fund (the Fund), at net asset value (NAV), outperformed the Russell 2000 Growth Index, the Fund’s style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/20 to 12/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.33%
Class C Shares	6.55
Class R Shares	7.07
Class Y Shares	7.61
Investor Class Shares	7.43
Class R5 Shares	7.71
Class R6 Shares	7.80
S&P 500 Index▼ (Broad Market Index)	28.71
Russell 2000 Growth Index▼ (Style-Specific Index)	2.83
Lipper Small-Cap Growth Funds Index∎ (Peer Group Index)	11.22
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

Market conditions and your Fund

US political unrest and rising coronavirus (COVID-19) infection rates marked the start of the first quarter of 2021. Additionally, retail investors bid up select stocks like GameStop and AMC Theaters, ultimately causing a sharp selloff in late January. Corporate earnings generally beat expectations, but market volatility rose during the quarter as investors worried about rising bond yields and inflation. Despite the US Federal Reserve’s (the Fed’s) commitment to an accommodative policy, the 10-year US Treasury yield rose from 0.92% at the end of 2020 to 1.75%¹ at the end of March 2021. Approval of a third COVID-19 vaccine boosted investors’ optimism for faster economic recovery. Although March saw increased volatility with consecutive down days in the US stock market, stocks continued to hit all-time highs through April 2021.

    The US stock market once again hit new highs in the second quarter of 2021, despite higher volatility stemming from inflation concerns and the potential for rising interest rates. Investors remained optimistic about the strength of the economic recovery after the US gross domestic product (GDP) grew at a 6.4% annualized rate for the first quarter of 2021.2 Corporate earnings also remained strong as the majority of S&P 500 companies beat Wall Street earnings forecasts. US equity markets continued to move higher in July despite inflation concerns and increasing COVID-19 infection rates due to the rapidly spreading Delta variant. Despite the Consumer Price Index (CPI) increasing in June through September,3 the Fed declined to raise interest rates at its September Federal Open Market Committee (FOMC) meeting. The US stock market saw continued volatility in August and a selloff through most of September due to increasing concerns of inflation due to a spike in oil prices and supply chain shortages causing rising costs.

    Equity markets were volatile in the fourth quarter of 2021 amid record inflation and the emergence of a new COVID-19 variant. Pandemic related supply chain disruption and labor shortages intensified during the quarter, resulting in broadly higher input costs for companies and consumers alike. Additionally, the price of oil (West Texas Intermediate) rose to nearly $85 per barrel in October,¹ causing higher gas prices for consumers and pushing energy stocks higher. The CPI report for November increased 0.8%, resulting in a 6.8% increase over the last 12 months, the highest since 1982.3 The Fed announced a faster pace of “tapering” at its December meeting to combat inflation, pledging to end its asset purchase program by March 2022. The Fed also announced the potential for three interest rate increases in 2022. With solid corporate earnings and optimism about the COVID-19 Omicron strain reporting milder symptoms, stocks rallied at year-end and the S&P 500 Index returned 28.71%4 for the calendar year.

    Given this environment, the Fund produced a positive return and outperformed its style-specific benchmark, the Russell 2000 Growth Index, during the fiscal year. Relative contributors to performance during the fiscal year included stock selection and active over/ underweights in the health care, industrials and communication services sectors. Not having exposure in the utilities sector also contributed to relative performance. Health care sector performance contributed the most with several life sciences tools and services and biotechnology companies posting strong gains despite the rotation to value in 2021 that broadly put pressure on names within this space. Alternatively, the leading detractor from relative Fund performance was stock selection in the information technology (IT) sector, although the portfolio’s overweight positioning within the sector helped offset some of the negative results. The IT sector broadly faced headwinds during the fiscal year for several reasons including investor concerns about higher interest rates, supply chain disruptions, especially in the semiconductor space, as well as difficult comparisons relative to 2020 when the pandemic pulled forward significant future growth, as companies increasingly spent on new software and other technology upgrades to enable a work-from-home environment. Stock selection and an underweight in the consumer staples sector also detracted from relative performance.

    The leading contributor to portfolio performance on an absolute and relative basis was Plug Power, which develops hydrogen fuel cell systems to replace conventional batteries in electric-powered vehicles and other equipment. Early in the fiscal year, the company benefited from an announced joint venture to build a hydrogen plant in Asia, as well as a joint venture to manufacture hydrogen fuel cells in Europe for the light commercial vehicle market. These announcements were well received by investors as Europe and Asia represent brand new markets for Plug Power. After capturing significant performance in this business, we sold our position during the fiscal year due to market cap concerns.

    Another leading absolute contributor during the fiscal year was Bill.com. The software company consistently posted stellar quarterly earnings reports with strong growth and operating metrics that significantly exceeded expectations. Bill.com has largely benefited from demand for the digital transformation of processes and payments, which was already on the rise and has now been accelerated due to the pandemic induced challenges. We exited our position with Bill.com during the fiscal year.

    Builders FirstSource manufactures and supplies building materials and was among the leading absolute and relative contributors to outperformance during the fiscal year. Despite the challenging environment due to COVID-19 that included labor shortages and supply chain disruptions, Builders FirstSource managed the environment incredibly well delivering earnings that beat estimates and raising forward guidance early in the fiscal year. The building materials company also benefited from rising lumber prices as supply chains struggled to keep up with the strong demand for construction materials.

    The leading absolute detractor during the fiscal year was Twist Bioscience. The synthetic DNA manufacturer is a promising early-stage company with an array of applications for its technology. As with most early-stage, higher multiple companies, Twist Bioscience experienced volatility during the fiscal year as investors repositioned portfolios to hedge against the backdrop of increasing inflation

2 Invesco Small Cap Growth Fund

and higher interest rates. Despite these headwinds, Twist Bioscience continues to execute well from a fundamental perspective delivering consensus beating earnings and improving forward guidance.

    Danimer Scientific manufactures biodegradable plastics for consumer goods and was among the leading detractors from relative performance for the fiscal year. Danimer Scientific is in the process of expanding its capacity, and so far, has executed well. Additionally, Danimer Scientific announced an acquisition of a company called Novomer (not a fund holding). While the acquisition makes strategic sense long-term, it also means that Danimer Scientific will now need to raise additional capital to complete funding of its growth plans, which was not well received by investors.

    Cloud-based banking solutions provider, Q2 was also among the leading detractors during the fiscal year following underwhelming quarterly reports due in large part to less than expected bookings growth, which is a leading indicator of revenue growth. Additionally, as with many software companies during the fiscal year, concerns about interest rates and difficult comparisons from the previous fiscal year also weighed on investor sentiment and ultimately stock performance.

    We wish to remind you that all positioning changes are based on bottom-up stock selection, while disciplined portfolio construction acts as a risk control and ensures alignment with small-cap market sector exposure with modest over- and underweights. The portfolio tends to have higher quality and larger market cap biases relative to its style-specific benchmark. Structural underweights include real estate investment trusts and pharma/biotech. To manage the risk of binary events, companies with either Phase III clinical data showing proven efficacy, or an existing revenue stream are preferred. Relative to the style-specific benchmark, the Fund’s largest sector overweights are in industrials, IT and materials. The largest sector underweights are in consumer staples, real estate, energy, communication services and financials.

    We are observing high single-digit nominal GDP and sales growth and see inflation limiting profit margins and earnings growth. We expect the Fed to raise rates in 2022 in an effort to offset inflationary pressures. In this environment, at the margin, we are seeking high quality, stable and larger size small-cap growth companies that we believe market conditions will favor in the coming months. We continue to believe that digitization in technology and innovation in health care will drive secular growth.

    Thank you for your commitment to the Invesco Small Cap Growth Fund and for sharing our long-term investment horizon.

1 Source: Bloomberg LP

2 Source: US Bureau of Economic Analysis

3 Source: US Bureau of Labor Statistics

4 Source: Lipper Inc.

Portfolio manager(s):

Juan Hartsfield - Lead

Clay Manley

Justin Sander

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3 Invesco Small Cap Growth Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/11

1	Source: RIMES Technologies Corp.
2	Source: Lipper Inc.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4 Invesco Small Cap Growth Fund

Average Annual Total Returns
As of 12/31/21, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	11.71%
10 Years	15.92
5 Years	17.60
1 Year	1.43

Class C Shares
Inception (5/3/99)	10.40%
10 Years	15.87
5 Years	18.05
1 Year	6.06

Class R Shares
Inception (6/3/02)	10.90%
10 Years	16.29
5 Years	18.64
1 Year	7.07

Class Y Shares
Inception (10/3/08)	15.21%
10 Years	16.87
5 Years	19.24
1 Year	7.61

Investor Class Shares
Inception (4/7/06)	11.41%
10 Years	16.60
5 Years	18.99
1 Year	7.43

Class R5 Shares
Inception (3/15/02)	11.04%
10 Years	17.02
5 Years	19.38
1 Year	7.71

Class R6 Shares
10 Years	17.08%
5 Years	19.48
1 Year	7.80

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5 Invesco Small Cap Growth Fund

Supplemental Information

Invesco Small Cap Growth Fund’s investment objective is long-term growth of capital.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2021, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The S&P 500® Index is an unmanaged index considered representative of the US stock market.
∎

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎	The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6 Invesco Small Cap Growth Fund

Fund Information

Portfolio Composition

By sector	% of total net assets

Information Technology	26.42%
Health Care	24.90
Industrials	20.35
Consumer Discretionary	14.78
Materials	4.20
Financials	3.88
Other Sectors, Each Less than 2% of Net Assets	3.47
Money Market Funds Plus Other Assets Less Liabilities	2.00

Top 10 Equity Holdings*

		% of total net assets
1.	Lattice Semiconductor Corp.	2.10%
2.	Kornit Digital Ltd.	1.43
3.	Builders FirstSource, Inc.	1.38
4.	Saia, Inc.	1.37
5.	Syneos Health, Inc.	1.37
6.	Ambarella, Inc.	1.35
7.	LPL Financial Holdings, Inc.	1.34
8.	Silicon Laboratories, Inc.	1.30
9.	Natera, Inc.	1.30
10.	Evoqua Water Technologies Corp.	1.27

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2021.

7                                    Invesco Small Cap Growth Fund

Schedule of Investments(a)

December 31, 2021

	Shares	Value

Common Stocks & Other Equity Interests–98.00%
Air Freight & Logistics–0.88%
GXO Logistics, Inc.(b)	388,499	$35,287,364

Alternative Carriers–0.88%
Iridium Communications, Inc.(b)(c)	858,945	35,465,839

Apparel, Accessories & Luxury Goods–0.72%
Kontoor Brands, Inc.	564,417	28,926,371

Application Software–11.03%
Altair Engineering, Inc., Class A(b)(c)	469,261	36,283,260
Avalara, Inc.(b)(c)	197,176	25,457,393
Black Knight, Inc.(b)(c)	346,544	28,725,032
Blackline, Inc.(b)(c)	401,327	41,553,398
Cerence, Inc.(b)	270,111	20,701,307
Duck Creek Technologies, Inc.(b)	706,291	21,266,422
Five9, Inc.(b)	213,946	29,379,065
Guidewire Software, Inc.(b)(c)	292,298	33,184,592
LivePerson, Inc.(b)(c)	532,030	19,004,112
Matterport, Inc.(b)(c)	392,068	8,092,283
Olo, Inc., Class A(b)(c)	1,184,228	24,643,785
Pegasystems, Inc.(c)	282,337	31,570,923
Q2 Holdings, Inc.(b)(c)	463,132	36,791,206
Smartsheet, Inc., Class A(b)	447,368	34,648,652
Sprout Social, Inc., Class A(b)	250,206	22,691,182
Workiva, Inc.(b)(c)	236,061	30,803,600
		444,796,212

Auto Parts & Equipment–1.78%
Fox Factory Holding Corp.(b)(c)	271,849	46,241,515
Visteon Corp.(b)(c)	230,371	25,603,433
		71,844,948

Biotechnology–8.90%
Abcam PLC (United Kingdom)(b)	1,414,030	33,169,792
ALX Oncology Holdings, Inc.(b)(c)	288,728	6,204,765
Ascendis Pharma A/S, ADR (Denmark)(b)	172,126	23,156,111
CareDx, Inc.(b)	864,743	39,328,512
ChemoCentryx, Inc.(b)(c)	545,370	19,856,922
Fate Therapeutics, Inc.(b)(c)	391,377	22,899,468
Halozyme Therapeutics, Inc.(b)(c)	889,647	35,772,706
Intellia Therapeutics, Inc.(b)(c)	159,568	18,867,320
Iovance Biotherapeutics, Inc.(b)(c)	688,821	13,149,593
Kodiak Sciences, Inc.(b)	252,700	21,423,906
Mirati Therapeutics, Inc.(b)(c)	156,608	22,972,828
Natera, Inc.(b)(c)	559,060	52,210,613
TG Therapeutics, Inc.(b)(c)	639,968	12,159,392
Twist Bioscience Corp.(b)	484,924	37,528,268
		358,700,196

Building Products–2.46%
Builders FirstSource, Inc.(b)	648,950	55,621,505
Trex Co., Inc.(b)(c)	321,983	43,477,364
		99,098,869

Casinos & Gaming–1.22%
Caesars Entertainment, Inc.(b)(c)	272,440	25,481,313

	Shares	Value

Casinos & Gaming–(continued)
Penn National Gaming, Inc.(b)(c)	457,113	$23,701,309
		49,182,622

Communications Equipment–0.86%
Calix, Inc.(b)	434,564	34,752,083

Construction & Engineering–2.65%
AECOM(b)	548,521	42,428,099
Construction Partners, Inc.(b)	930,005	27,351,447
Valmont Industries, Inc.	148,733	37,257,617
		107,037,163

Construction Machinery & Heavy Trucks–0.66%
Terex Corp.	601,202	26,422,828

Construction Materials–0.85%
Eagle Materials, Inc.	206,705	34,408,114

Consumer Electronics–0.58%
Sonos, Inc.(b)	780,796	23,267,721

Consumer Finance–0.23%
LendingTree, Inc.(b)(c)	77,143	9,457,732

Data Processing & Outsourced Services–0.71%
Flywire Corp.(b)(c)	748,526	28,488,900

Distributors–1.04%
Pool Corp.	73,786	41,762,876

Diversified Support Services–0.54%
IAA, Inc.(b)	427,940	21,662,323

Electrical Components & Equipment–2.10%
Shoals Technologies Group, Inc., Class A(b)(c)	1,025,848	24,928,107
Stem, Inc.(b)(c)	867,224	16,451,239
Vicor Corp.(b)	342,293	43,464,365
		84,843,711

Electronic Components–0.91%
Littelfuse, Inc.	116,510	36,663,367

Electronic Manufacturing Services–0.75%
Fabrinet (Thailand)(b)	253,704	30,056,313

Environmental & Facilities Services–0.90%
Clean Harbors, Inc.(b)	362,536	36,170,217

Financial Exchanges & Data–1.52%
Bakkt Holdings, Inc.(b)(c)	1,572,213	13,379,533
Morningstar, Inc.	139,593	47,739,410
		61,118,943

Food Distributors–0.65%
Performance Food Group Co.(b)(c)	573,837	26,333,380

Health Care Equipment–8.07%
AtriCure, Inc.(b)	550,431	38,271,468
CONMED Corp.(c)	251,121	35,598,913
CryoPort, Inc.(b)(c)	599,107	35,449,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Small Cap Growth Fund

	Shares	Value

Health Care Equipment–(continued)
Inari Medical, Inc.(b)(c)	390,587	$35,648,876
Insulet Corp.(b)	97,786	26,017,921
iRhythm Technologies, Inc.(b)(c)	336,751	39,632,225
Masimo Corp.(b)	126,417	37,012,369
Mesa Laboratories, Inc.(c)	100,477	32,965,499
Tandem Diabetes Care, Inc.(b)(c)	296,281	44,596,216
		325,192,648

Health Care Services–1.10%
Amedisys, Inc.(b)(c)	122,787	19,876,759
LHC Group, Inc.(b)(c)	178,207	24,455,347
		44,332,106

Health Care Technology–0.35%
Schrodinger, Inc.(b)(c)	408,608	14,231,817

Home Improvement Retail–0.82%
Floor & Decor Holdings, Inc., Class A(b)	254,091	33,034,371

Homebuilding–0.94%
Installed Building Products, Inc.(c)	270,813	37,837,992

Homefurnishing Retail–0.61%
RH(b)(c)	45,768	24,528,902

Hotels, Resorts & Cruise Lines–0.90%
Marriott Vacations Worldwide Corp.	214,842	36,304,001

Human Resource & Employment Services–0.91%
ASGN, Inc.(b)	297,750	36,742,350

Industrial Machinery–4.80%
Evoqua Water Technologies Corp.(b)	1,096,304	51,252,212
Kennametal, Inc.	747,036	26,826,063
Kornit Digital Ltd. (Israel)(b)	378,549	57,634,085
Nordson Corp.	122,553	31,284,104
Timken Co. (The)	383,976	26,605,697
		193,602,161

Industrial REITs–0.92%
EastGroup Properties, Inc.	163,308	37,209,728

Insurance Brokers–0.79%
BRP Group, Inc., Class A(b)(c)	887,888	32,061,636

Internet & Direct Marketing Retail–1.63%
Overstock.com, Inc.(b)	527,511	31,128,424
Shutterstock, Inc.	312,513	34,651,441
		65,779,865

Internet Services & Infrastructure–0.23%
BigCommerce Holdings, Inc., Series 1(b)(c)	263,025	9,303,194

Investment Banking & Brokerage–1.34%
LPL Financial Holdings, Inc.	336,828	53,922,794

Leisure Facilities–0.85%
Planet Fitness, Inc., Class A(b)(c)	376,783	34,129,004

Life Sciences Tools & Services–6.05%
Adaptive Biotechnologies Corp.(b)(c)	429,087	12,040,181
Berkeley Lights, Inc.(b)	1,290,420	23,459,836
Maravai LifeSciences Holdings, Inc., Class A(b)	519,370	21,761,603

	Shares	Value

Life Sciences Tools & Services–(continued)
NanoString Technologies, Inc.(b)(c)	736,253	$31,091,964
NeoGenomics, Inc.(b)(c)	827,913	28,248,391
Pacific Biosciences of California, Inc.(b)(c)	1,282,310	26,236,063
Repligen Corp.(b)(c)	173,479	45,944,178
Syneos Health, Inc.(b)	536,804	55,119,035
		243,901,251

Motorcycle Manufacturers–0.61%
Harley-Davidson, Inc.	654,980	24,686,196

Oil & Gas Equipment & Services–0.27%
Aspen Aerogels, Inc.(b)(c)	215,635	10,736,467

Paper Packaging–0.56%
Ranpak Holdings Corp.(b)(c)	596,738	22,425,414

Personal Products–0.74%
Beauty Health Co. (The)(b)(c)	1,240,043	29,959,439

Pharmaceuticals–0.43%
Arvinas, Inc.(b)(c)	212,079	17,420,169

Research & Consulting Services–0.48%
Clarivate PLC(b)(c)	830,751	19,539,263

Restaurants–1.66%
Texas Roadhouse, Inc.	339,128	30,277,348
Wingstop, Inc.(c)	212,854	36,781,171
		67,058,519

Semiconductors–9.43%
Allegro MicroSystems, Inc. (Japan)(b)(c)	1,161,190	42,011,854
Ambarella, Inc.(b)	268,651	54,506,601
Impinj, Inc.(b)	347,692	30,840,281
Lattice Semiconductor Corp.(b)	1,099,550	84,731,323
MACOM Technology Solutions Holdings, Inc.(b)	502,231	39,324,687
Power Integrations, Inc.(c)	393,762	36,576,552
Semtech Corp.(b)(c)	450,222	40,038,243
Silicon Laboratories, Inc.(b)(c)	253,583	52,344,603
		380,374,144

Specialty Chemicals–2.10%
Axalta Coating Systems Ltd.(b)	847,593	28,072,280
Danimer Scientific, Inc.(b)	1,313,460	11,190,679
Element Solutions, Inc.	1,869,720	45,396,802
		84,659,761

Specialty Stores–1.43%
Five Below, Inc.(b)(c)	149,812	30,994,604
National Vision Holdings, Inc.(b)(c)	558,515	26,803,135
		57,797,739

Steel–0.69%
Cleveland-Cliffs, Inc.(b)(c)	1,271,745	27,685,889

Systems Software–2.50%
KnowBe4, Inc., Class A(b)(c)	1,269,214	29,115,769
Qualys, Inc.(b)(c)	271,724	37,285,967
Rapid7, Inc.(b)(c)	290,660	34,207,776
		100,609,512

Trading Companies & Distributors–1.88%
SiteOne Landscape Supply, Inc.(b)	161,885	39,221,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Small Cap Growth Fund

	Shares	Value

Trading Companies & Distributors–(continued)
WESCO International, Inc.(b)	278,763	$36,682,423
		75,903,921

Trucking–2.09%
Lyft, Inc., Class A(b)(c)	679,849	29,049,948
Saia, Inc.(b)	163,916	55,244,609
		84,294,557
Total Common Stocks & Other Equity Interests (Cost $2,682,806,892)		3,951,012,902

Money Market Funds–2.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	32,241,983	32,241,983
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)(e)	22,053,229	22,057,639
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	36,847,981	36,847,981
Total Money Market Funds (Cost $91,147,603)		91,147,603
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.26% (Cost $2,773,954,495)		4,042,160,505

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–17.04%
Invesco Private Government Fund, 0.02%(d)(e)(f)	206,465,256	$206,465,257

Invesco Private Prime Fund, 0.11%(d)(e)(f)	480,447,101	480,543,174

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $687,055,100)		687,008,431

TOTAL INVESTMENTS IN SECURITIES–117.30% (Cost $3,461,009,595)		4,729,168,936

OTHER ASSETS LESS LIABILITIES–(17.30)%		(697,357,082)

NET ASSETS–100.00%		$4,031,811,854

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 15,693,873	$ 334,552,237	$ (318,004,127)	$ -	$ -	$ 32,241,983	$ 7,347
Invesco Liquid Assets Portfolio, Institutional Class	11,034,856	238,039,614	(227,016,340)	1,085	(1,576)	22,057,639	3,113
Invesco Treasury Portfolio, Institutional Class	17,935,855	382,345,414	(363,433,288)	-	-	36,847,981	3,073
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,705,412	960,039,911	(764,280,066)	-	-	206,465,257	22,475	*
Invesco Private Prime Fund	16,058,118	1,816,509,725	(1,351,927,126)	(46,669)	(50,874)	480,543,174	307,781	*
Total	$ 71,428,114	$3,731,486,901	$ (3,024,660,947)	$ (45,584)	$ (52,450)	$ 778,156,034	$ 343,789

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost $2,682,806,892)*	$3,951,012,902
Investments in affiliated money market funds, at value (Cost $778,202,703)	778,156,034
Foreign currencies, at value (Cost $158)	162
Receivable for:
Fund shares sold	2,228,521
Dividends	2,697,074
Investment for trustee deferred compensation and retirement plans	452,358
Other assets	70,027
Total assets	4,734,617,078

Liabilities:
Payable for:
Fund shares reacquired	11,195,456
Amount due custodian	2,215,805
Collateral upon return of securities loaned	687,055,100
Accrued fees to affiliates	1,628,309
Accrued other operating expenses	208,988
Trustee deferred compensation and retirement plans	501,566
Total liabilities	702,805,224
Net assets applicable to shares outstanding	$4,031,811,854

Net assets consist of:
Shares of beneficial interest	$2,698,647,297
Distributable earnings	1,333,164,557
$4,031,811,854

Net Assets:
Class A	$988,306,899
Class C	$15,850,281
Class R	$112,216,955
Class Y	$274,782,410
Investor Class	$246,960,786
Class R5	$1,445,167,588
Class R6	$948,526,935

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	27,201,979
Class C	1,282,134
Class R	3,671,204
Class Y	7,026,655
Investor Class	6,161,100
Class R5	31,199,242
Class R6	20,207,201
Class A:
Net asset value per share	$36.33
Maximum offering price per share (Net asset value of $36.33 ÷ 94.50%)	$38.44
Class C:
Net asset value and offering price per share	$12.36
Class R:
Net asset value and offering price per share	$30.57
Class Y:
Net asset value and offering price per share	$39.11
Investor Class:
Net asset value and offering price per share	$40.08
Class R5:
Net asset value and offering price per share	$46.32
Class R6:
Net asset value and offering price per share	$46.94

*	At December 31, 2021, securities with an aggregate value of $666,328,334 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Small Cap Growth Fund

Statement of Operations

For the year ended December 31, 2021

Investment income:
Dividends	$5,949,283

Dividends from affiliated money market funds (includes securities lending income of $6,139,932)	6,153,465

Total investment income	12,102,748

Expenses:
Advisory fees	28,403,172

Administrative services fees	623,747

Custodian fees	6,042

Distribution fees:
Class A	2,636,877

Class C	184,023

Class R	641,380

Investor Class	417,188

Transfer agent fees – A, C, R, Y and Investor	3,569,371

Transfer agent fees – R5	1,595,695

Transfer agent fees – R6	131,591

Trustees’ and officers’ fees and benefits	61,837

Registration and filing fees	136,434

Reports to shareholders	74,441

Professional services fees	80,917

Other	61,695

Total expenses	38,624,410

Less: Fees waived and/or expense offset arrangement(s)	(27,470)

Net expenses	38,596,940

Net investment income (loss)	(26,494,192)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $6,408,130)	1,001,922,030

Affiliated investment securities	(52,450)

Foreign currencies	1,845

1,001,871,425

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(665,995,784)

Affiliated investment securities	(45,584)

(666,041,368)

Net realized and unrealized gain	335,830,057

Net increase in net assets resulting from operations	$309,335,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the years ended December 31, 2021 and 2020

	2021	2020

Operations:
Net investment income (loss)	$(26,494,192)	$(19,592,534)

Net realized gain	1,001,871,425	549,241,982

Change in net unrealized appreciation (depreciation)	(666,041,368)	1,020,165,111

Net increase in net assets resulting from operations	309,335,865	1,549,814,559

Distributions to shareholders from distributable earnings:
Class A	(275,936,062)	(121,472,394)

Class C	(8,582,087)	(4,405,456)

Class R	(35,223,437)	(19,932,931)

Class Y	(73,341,959)	(35,770,358)

Investor Class	(64,327,342)	(29,742,893)

Class R5	(335,205,984)	(166,195,355)

Class R6	(217,106,044)	(87,388,759)

Total distributions from distributable earnings	(1,009,722,915)	(464,908,146)

Share transactions–net:
Class A	140,560,393	257,693,946

Class C	1,528,656	12,033,163

Class R	1,007,244	(13,120,849)

Class Y	24,362,032	4,202,122

Investor Class	43,079,148	(108,497)

Class R5	99,863,661	28,634,139

Class R6	263,617,470	103,653,891

Net increase in net assets resulting from share transactions	574,018,604	392,987,915

Net increase (decrease) in net assets	(126,368,446)	1,477,894,328

Net assets:
Beginning of year	4,158,180,300	2,680,285,972

End of year	$4,031,811,854	$4,158,180,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Small Cap Growth Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/21	$47.78	$(0.43)	$3.12	$2.69	$-	$(14.14)	$(14.14)	$36.33	7.33%	$988,307	1.14%		1.14%		(0.86)%		35%
Year ended 12/31/20	35.35	(0.35)	19.40	19.05	-	(6.62)	(6.62)	47.78	57.00	1,047,921	1.15		1.15		(0.90)		51
Year ended 12/31/19	31.02	(0.09)	7.59	7.50	-	(3.17)	(3.17)	35.35	24.32	499,603	1.17		1.17		(0.25)		31
Year ended 12/31/18	37.31	(0.18)	(3.08)	(3.26)	-	(3.03)	(3.03)	31.02	(9.04)	502,315	1.18		1.18		(0.47)		21
Year ended 12/31/17	32.66	(0.17)	8.26	8.09	-	(3.44)	(3.44)	37.31	24.91	617,955	1.20		1.20		(0.48)		21
Class C
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	-	(14.14)	(14.14)	12.36	6.55 (d)	15,850	1.86	(d)	1.86	(d)	(1.58	)(d)	35
Year ended 12/31/20	21.39	(0.38)	11.24	10.86	-	(6.62)	(6.62)	25.63	55.86 (d)	21,567	1.87	(d)	1.87	(d)	(1.62	)(d)	51
Year ended 12/31/19	19.95	(0.23)	4.84	4.61	-	(3.17)	(3.17)	21.39	23.32	3,686	1.92		1.92		(1.00)		31
Year ended 12/31/18	25.33	(0.32)	(2.03)	(2.35)	-	(3.03)	(3.03)	19.95	(9.72)	11,053	1.93		1.93		(1.22)		21
Year ended 12/31/17	23.24	(0.31)	5.84	5.53	-	(3.44)	(3.44)	25.33	23.99	14,502	1.95		1.95		(1.23)		21
Class R
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	-	(14.14)	(14.14)	30.57	7.07	112,217	1.39		1.39		(1.11)		35
Year ended 12/31/20	32.08	(0.39)	17.45	17.06	-	(6.62)	(6.62)	42.52	56.59	137,020	1.40		1.40		(1.15)		51
Year ended 12/31/19	28.46	(0.17)	6.96	6.79	-	(3.17)	(3.17)	32.08	24.01	118,302	1.42		1.42		(0.50)		31
Year ended 12/31/18	34.58	(0.26)	(2.83)	(3.09)	-	(3.03)	(3.03)	28.46	(9.27)	124,450	1.43		1.43		(0.72)		21
Year ended 12/31/17	30.55	(0.25)	7.72	7.47	-	(3.44)	(3.44)	34.58	24.60	135,751	1.45		1.45		(0.73)		21
Class Y
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	-	(14.14)	(14.14)	39.11	7.61	274,782	0.89		0.89		(0.61)		35
Year ended 12/31/20	36.83	(0.26)	20.29	20.03	-	(6.62)	(6.62)	50.24	57.38	301,301	0.90		0.90		(0.65)		51
Year ended 12/31/19	32.14	(0.00)	7.86	7.86	-	(3.17)	(3.17)	36.83	24.59	217,477	0.92		0.92		0.00		31
Year ended 12/31/18	38.43	(0.08)	(3.18)	(3.26)	-	(3.03)	(3.03)	32.14	(8.77)	216,750	0.93		0.93		(0.22)		21
Year ended 12/31/17	33.48	(0.08)	8.47	8.39	0.00	(3.44)	(3.44)	38.43	25.22	208,233	0.95		0.95		(0.23)		21
Investor Class
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	-	(14.14)	(14.14)	40.08	7.41 (e)	246,961	1.05	(e)	1.05	(e)	(0.77	)(e)	35
Year ended 12/31/20	37.52	(0.33)	20.67	20.34	-	(6.62)	(6.62)	51.24	57.11 (e)	249,837	1.07	(e)	1.07	(e)	(0.82	)(e)	51
Year ended 12/31/19	32.76	(0.08)	8.01	7.93	-	(3.17)	(3.17)	37.52	24.34	187,171	1.13		1.13		(0.21)		31
Year ended 12/31/18	39.21	(0.19)	(3.23)	(3.42)	-	(3.03)	(3.03)	32.76	(9.01)	168,567	1.18		1.18		(0.47)		21
Year ended 12/31/17	34.18	(0.17)	8.64	8.47	-	(3.44)	(3.44)	39.21	24.91	241,104	1.19		1.19		(0.47)		21
Class R5
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	-	(14.14)	(14.14)	46.32	7.71	1,445,168	0.79		0.79		(0.51)		35
Year ended 12/31/20	41.01	(0.24)	22.74	22.50	-	(6.62)	(6.62)	56.89	57.56	1,564,134	0.80		0.80		(0.55)		51
Year ended 12/31/19	35.45	0.05	8.68	8.73	-	(3.17)	(3.17)	41.01	24.75	1,156,887	0.80		0.80		0.12		31
Year ended 12/31/18	42.02	(0.04)	(3.50)	(3.54)	-	(3.03)	(3.03)	35.45	(8.69)	1,192,199	0.81		0.81		(0.10)		21
Year ended 12/31/17	36.29	(0.04)	9.22	9.18	0.00	(3.44)	(3.44)	42.02	25.41	1,292,036	0.82		0.82		(0.10)		21
Class R6
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	-	(14.14)	(14.14)	46.94	7.80	948,527	0.70		0.70		(0.42)		35
Year ended 12/31/20	41.31	(0.20)	22.93	22.73	-	(6.62)	(6.62)	57.42	57.70	836,400	0.71		0.71		(0.46)		51
Year ended 12/31/19	35.66	0.09	8.73	8.82	-	(3.17)	(3.17)	41.31	24.86	497,160	0.71		0.71		0.21		31
Year ended 12/31/18	42.20	0.00	(3.51)	(3.51)	-	(3.03)	(3.03)	35.66	(8.58)	353,791	0.71		0.71		0.00		21
Year ended 12/31/17	36.41	0.00	9.23	9.23	0.00	(3.44)	(3.44)	42.20	25.49	303,737	0.73		0.73		(0.01)		21

(a)	Based on average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $331,583,749 and sold of $4,662,552 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Small Cap Discovery Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% and 0.97% for Class C for the years ended December 31, 2021 and 2020, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16% and 0.17% for Investor Class for the years ended December 31, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Small Cap Growth Fund

Notes to Financial Statements

December 31, 2021

NOTE 1–Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

15 Invesco Small Cap Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2021, the Fund paid the Adviser $18,735 in fees for securities lending agent services.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

16 Invesco Small Cap Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.725%
Next $500 million	0.700%

Next $500 million	0.675%
Over $1.5 billion	0.650%

For the year ended December 31, 2021, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.19%, 1.94%, 1.44%, 0.94%, 1.19%, 0.80% and 0.71%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2021, the Adviser waived advisory fees of $26,604.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2021, IDI advised the Fund that IDI retained $31,769 in front-end sales commissions from the sale of Class A shares and $1,218 and $316 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended December 31, 2021, the Fund incurred $3,137 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

17 Invesco Small Cap Growth Fund

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks & Other Equity Interests	$3,917,843,110	$ 33,169,792	$–	$3,951,012,902
Money Market Funds	91,147,603	687,008,431	–	778,156,034
Total Investments	$4,008,990,713	$720,178,223	$–	$4,729,168,936

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2021, the Fund engaged in securities sales of $39,821,747, which resulted in net realized gains of $6,408,130.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $866.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2021 and 2020:
	2021	2020

Ordinary income*	$224,331,378	$ 24,532,395

Long-term capital gain	785,391,537	440,375,751
Total distributions	$1,009,722,915	$464,908,146

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2021

Undistributed ordinary income	$9,326,675

Undistributed long-term capital gain	59,445,601

Net unrealized appreciation – investments	1,264,691,062

Net unrealized appreciation – foreign currencies	4

Temporary book/tax differences	(298,785)

Shares of beneficial interest	2,698,647,297

Total net assets	$4,031,811,854

18 Invesco Small Cap Growth Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2021 was $1,459,411,587 and $1,937,694,676, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,516,984,145

Aggregate unrealized (depreciation) of investments	(252,293,083)

Net unrealized appreciation of investments	$1,264,691,062

      Cost of investments for tax purposes is $3,464,477,874.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of equalization and net operating losses, on December 31, 2021, undistributed net investment income (loss) was increased by $26,601,394, undistributed net realized gain was decreased by $68,133,394 and shares of beneficial interest was increased by $41,532,000. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,304,765	$116,462,004	2,173,321	$86,144,742

Class C	48,052	1,275,128	54,726	1,288,336

Class R	357,189	15,726,335	562,947	18,878,122

Class Y	801,374	42,195,873	1,018,273	39,071,805

Investor Class	234,809	12,299,844	204,702	8,229,201

Class R5	4,331,136	261,926,783	5,075,207	234,959,892

Class R6	4,687,715	284,661,030	4,351,175	177,806,234

Issued as reinvestment of dividends:
Class A	7,840,075	269,306,056	2,737,720	118,718,343

Class C	709,116	8,289,565	174,861	4,255,009

Class R	1,218,527	35,215,428	532,373	19,932,227

Class Y	1,831,659	67,716,421	749,904	33,332,188

Investor Class	1,605,616	60,836,805	631,449	28,435,177

Class R5	7,565,468	331,291,845	3,288,852	164,586,658

Class R6	4,873,813	216,251,105	1,722,246	87,260,651

Automatic conversion of Class C shares to Class A shares:
Class A	55,274	2,785,916	93,012	4,152,970

Class C	(106,937)	(2,785,916)	(167,758)	(4,152,970)

Issued in connection with acquisitions:(b)
Class A	–	–	9,588,764	308,748,097

Class C	–	–	816,233	15,440,190

Class Y	–	–	1,176,671	39,578,691

Class R5	–	–	186,572	7,019,696

Class R6	–	–	1,349,565	51,175,880

19 Invesco Small Cap Growth Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(4,929,239)	$(247,993,583)	(6,795,027)	$(260,070,206)

Class C	(209,712)	(5,250,121)	(208,779)	(4,797,402)

Class R	(1,127,142)	(49,934,519)	(1,560,589)	(51,931,198)

Class Y	(1,603,134)	(85,550,262)	(2,852,817)	(107,780,562)

Investor Class	(555,577)	(30,057,501)	(948,030)	(36,772,875)

Class R5	(8,191,619)	(493,354,967)	(9,263,733)	(377,932,107)

Class R6	(3,921,753)	(237,294,665)	(4,890,696)	(212,588,874)

Net increase in share activity	17,819,475	$574,018,604	9,801,144	$392,987,915

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Small Cap Discovery Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,117,805 shares of the Fund for 58,177,945 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $421,962,554, including $65,734,630 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,310,397,609 and $2,732,360,163 immediately after the acquisition.

    The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$(21,265,401)

Net realized/unrealized gains	1,537,391,174

Change in net assets resulting from operations	$1,516,125,773

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

20 Invesco Small Cap Growth Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Small Cap Growth Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2022

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21 Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2021 through December 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/21)	Ending Account Value (12/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$985.50	$5.71	$1,019.46	$5.80	1.14%
Class C	1,000.00	981.60	9.44	1,015.68	9.60	1.89
Class R	1,000.00	984.30	6.95	1,018.20	7.07	1.39
Class Y	1,000.00	986.80	4.46	1,020.72	4.53	0.89
Investor Class	1,000.00	985.90	5.06	1,020.11	5.14	1.01
Class R5	1,000.00	987.00	4.06	1,021.12	4.13	0.81
Class R6	1,000.00	987.50	3.61	1,021.58	3.67	0.72

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2021 through December 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22 Invesco Small Cap Growth Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2021:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$826,923,537
Qualified Dividend Income*	5.54%
Corporate Dividends Received Deduction*	5.53%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$224,331,378

23 Invesco Small Cap Growth Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			186	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Christopher L. Wilson – 1957 Trustee and Chair	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	186	Director, ISO New England, Inc. (non-profit organization managing regional electricity market) Formerly: enaible, Inc. (artificial intelligence technology)
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	186	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and President and Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	186	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); Independent Directors Council (professional organization) Eisenhower Foundation (non-profit)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	186	Insperity, Inc. (formerly known as Administaff) (human resources provider); First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management – Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			186	Trustee of the University of Florida National Board Foundation; Member of the Cartica Funds Board of Directors (private investment funds) Formerly: Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	186	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	186	None

T-2 Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; Director of Columbia Equity Financial Corp. (privately held financial advisor); and Member of the Vestry of Trinity Church Wall Street

			186	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury; Director, Atlantic Power Corporation (power generation company) and ON Semiconductor Corporation (semiconductor manufacturing)	186	Formerly: Elucida Oncology (nanotechnology & medical particles company)
Ann Barnett Stern – 1957 Trustee	2017	President, Chief Executive Officer and Board Member, Houston Endowment, Inc. a private philanthropic institution Formerly: Executive Vice President, Texas Children’s Hospital; Vice President, General Counsel and Corporate Compliance Officer, Texas Children’s Hospital; Attorney at Beck, Redden and Secrest, LLP and Andrews and Kurth LLP	186	Director and Audit Committee member of Federal Reserve Bank of Dallas; Trustee and Board Chair of Good Reason Houston (nonprofit); Trustee, Vice Chair, Chair of Nomination/Governance Committee, Chair of Personnel Committee of Holdsworth Center (nonprofit); Trustee and Investment Committee member of University of Texas Law School Foundation (nonprofit); Board Member of Greater Houston Partnership
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	186	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management)	186	Formerly: Trustee, Board of Trustees, Treasurer and Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America; Trustee and Governance Chair, of certain Oppenheimer Funds

T-3 Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; and Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4 Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; President, Trimark Investments Ltd./Placements Trimark Ltée and Director and Chairman, Invesco Trust Company

Formerly: Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5 Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds and Senior Vice President

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc.; Assistant Treasurer, Invesco Capital Management LLC, Assistant Treasurer and Chief Tax Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Specialized Products, LLC

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6 Invesco Small Cap Growth Fund

(This page intentionally left blank)

(This page intentionally left blank)

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-AR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are Cynthia Hostetler, Anthony J. LaCava, Jr., Robert C. Troccoli and James Vaughn. Cynthia Hostetler, Anthony J. LaCava, Jr., Robert C. Troccoli and James Vaughn are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLC (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2021	Fees Billed for Services Rendered to the Registrant for fiscal year end 2020
Audit Fees	$554,425	$769,812
Audit-Related Fees(1)	$0	$54,700
Tax Fees(2)	$516,414	$466,938
All Other Fees	$0	$0

Total Fees	$1,070,839	$1,291,450

(1)	Audit-Related Fees for the fiscal year ended December 31, 2020 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended December 31, 2021 and December 31, 2020 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2021 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2020 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$801,000	$701,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$801,000	$701,000

(1)	Audit-Related Fees for the fiscal years ended 2021 and 2020 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services ;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $5,931,000 for the fiscal year ended December 31, 2021 and $6,219,000 for the fiscal year ended December 31, 2020. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,248,414 for the fiscal year ended December 31, 2021 and $7,386,938 for the fiscal year ended December 31, 2020.

PwC provided audit services to the Investment Company complex of approximately $30 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 10, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 10, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 3, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 3, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	March 3, 2022